Schedule of Investments PIMCO Dividend and Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.1% ¤
ASSET-BACKED SECURITIES 4.4%
CAYMAN ISLANDS 0.7%
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •	$762	$756
TruPS Financials Note Securitization Ltd. 1.797% due 09/20/2039 •	429	403
Total Cayman Islands		1,159
UNITED STATES 3.7%
Conseco Finance Corp. 6.280% due 09/01/2030	229	242
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •	978	942
EMC Mortgage Loan Trust 1.448% due 02/25/2041 •	29	29
Legacy Mortgage Asset Trust 1.895% due 01/28/2070 •	826	828
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •	263	270
Morgan Stanley Home Equity Loan Trust 0.248% due 12/25/2036 •	1,668	998
Navient Student Loan Trust 1.198% due 12/27/2066 •	471	467
Residential Asset Securities Corp. Trust 1.033% due 01/25/2034 •	936	932
Structured Asset Investment Loan Trust 0.298% due 09/25/2036 •	1,394	1,359
Total United States		6,067
Total Asset-Backed Securities (Cost $6,914)		7,226
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
BERMUDA 0.0%
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~	9	9
Total Bermuda		9
CANADA 0.0%
Bausch Health Cos., Inc. 3.151% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	4
Total Canada		4
LUXEMBOURG 0.0%
Intelsat Jackson Holdings S.A.
3.600% (LIBOR03M + 5.500%) due 07/13/2022 ~µ	13	14
8.000% (PRIME + 4.750%) due 11/27/2023 ~	14	14
8.625% due 01/02/2024	13	13
Total Luxembourg		41
UNITED KINGDOM 0.0%
Froneri International PLC 2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~	10	9
Valaris PLC TBD% due 08/17/2021«	2	2
Total United Kingdom		11
UNITED STATES 0.5%
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~	7	7
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~	10	9
BWAY Holding Co. 3.523% (LIBOR03M + 3.250%) due 04/03/2024 ~	10	9

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Caesars Resort Collection LLC 2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~	97	91
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	10
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	96	86
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~	3	3
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~	101	73
EyeCare Partners LLC
3.750% due 02/18/2027 µ	1	1
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~	4	4
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~	26	25
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~	230	223
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~	4	4
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~	1	1
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~	3	2
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~	19	19
Nascar Holdings, Inc. 2.895% (LIBOR03M + 2.750%) due 10/19/2026 ~	3	3
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~	89	92
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~	13	13
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~	4	3
Refinitiv U.S. Holdings, Inc. 3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~	114	113
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	13	10
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~	13	13
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~	1	1
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)	4	2
Whatabrands LLC 2.906% (LIBOR03M + 2.750%) due 07/31/2026 ~	2	2
Total United States		819
Total Loan Participations and Assignments (Cost $941)		884
	SHARES
COMMON STOCKS 72.3%
AUSTRALIA 5.1%
COMMUNICATION SERVICES 0.1%
Telstra Corp. Ltd.	59,008	118
CONSUMER DISCRETIONARY 0.3%
Crown Resorts Ltd.	7,911	50
Harvey Norman Holdings Ltd.	11,857	39
Wesfarmers Ltd.	11,623	371
		460
CONSUMER STAPLES 0.2%
Coca-Cola Amatil Ltd.	4,482	31
Coles Group Ltd.	2,844	34
Metcash Ltd.	51,246	102
Woolworths Group Ltd.	8,485	222
		389
ENERGY 0.0%
Woodside Petroleum Ltd.	4,649	59
FINANCIALS 2.0%
AMP Ltd.	65,467	62
Australia & New Zealand Banking Group Ltd.	41,125	513
Bank of Queensland Ltd.	12,510	52
Bendigo & Adelaide Bank Ltd.	22,203	97
Commonwealth Bank of Australia	19,754	909

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

National Australia Bank Ltd.	49,644	638
Suncorp Group Ltd.	35,146	214
Westpac Banking Corp.	77,417	941
		3,426
INDUSTRIALS 0.1%
Aurizon Holdings Ltd.	31,860	98
MATERIALS 2.3%
BHP Group Ltd.	107,803	2,785
BHP Group PLC	21,275	454
Boral Ltd.	8,121	27
Fortescue Metals Group Ltd.	46,160	542
		3,808
UTILITIES 0.1%
AGL Energy Ltd.	11,632	114
Total Australia		8,472
AUSTRIA 0.1%
MATERIALS 0.1%
voestalpine AG	3,993	105
Total Austria		105
BELGIUM 0.1%
COMMUNICATION SERVICES 0.1%
Proximus SADP	4,297	78
FINANCIALS 0.0%
Ageas S.A.	1,423	58
KBC Group NV	244	13
		71
INDUSTRIALS 0.0%
bpost S.A.	2,126	19
MATERIALS 0.0%
Solvay S.A.	412	35
Total Belgium		203
BRAZIL 0.0%
ENERGY 0.0%
Dommo Energia S.A. (c)(j)	1,640	1
Dommo Energia S.A. «(c)(j)	19,637	3
Dommo Energia S.A. SP - ADR (c)	63	0
		4
UTILITIES 0.0%
Eneva S.A. (c)(j)	799	7
Total Brazil		11
CANADA 0.6%
COMMUNICATION SERVICES 0.0%
Corus Entertainment, Inc. 'B'	5,658	12
ENERGY 0.3%
ARC Resources Ltd.	28,767	129
Canadian Natural Resources Ltd.	1,298	21
Crescent Point Energy Corp.	29,341	36
Enbridge, Inc.	5,730	167
Inter Pipeline Ltd.	3,906	38
Peyto Exploration & Development Corp.	13,558	25
Suncor Energy, Inc.	1,393	17

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Vermilion Energy, Inc.	8,803	21
		454
FINANCIALS 0.2%
Canadian Imperial Bank of Commerce	1,286	96
National Bank of Canada	1,179	58
Power Corp. of Canada	13,156	258
		412
UTILITIES 0.1%
Atco Ltd. 'I'	1,977	57
TransAlta Corp.	5,508	34
		91
Total Canada		969
DENMARK 0.2%
FINANCIALS 0.1%
Danske Bank A/S	14,827	201
HEALTH CARE 0.1%
Novo Nordisk A/S 'B'	801	55
Total Denmark		256
FINLAND 0.9%
FINANCIALS 0.7%
Nordea Bank Abp (c)	142,130	1,080
Sampo Oyj 'A'	3,459	137
		1,217
INDUSTRIALS 0.1%
Kone Oyj 'B'	595	52
Wartsila Oyj Abp	9,741	77
		129
MATERIALS 0.1%
UPM-Kymmene Oyj	5,393	164
Total Finland		1,510
FRANCE 2.7%
COMMUNICATION SERVICES 0.2%
Lagardere S.C.A.	2,852	70
Orange S.A.	18,268	190
Vivendi S.A.	3,425	96
		356
CONSUMER DISCRETIONARY 0.6%
Cie Generale des Etablissements Michelin S.C.A.	1,177	126
Renault S.A.	31,481	817
Valeo S.A.	2,719	83
		1,026
CONSUMER STAPLES 0.1%
Carrefour S.A.	10,561	169
Casino Guichard Perrachon S.A.	2,309	56
		225
ENERGY 0.7%
Total SE	31,931	1,097
FINANCIALS 0.5%
AXA S.A.	12,805	237
BNP Paribas S.A.	3,472	125
Natixis S.A.	43,915	99

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Societe Generale S.A.	25,844	343
		804
HEALTH CARE 0.3%
Sanofi	5,361	537
INDUSTRIALS 0.2%
Bouygues S.A.	2,804	97
Cie de Saint-Gobain	2,733	115
Rexel S.A.	7,432	93
		305
UTILITIES 0.1%
Electricite de France S.A.	17,668	187
Total France		4,537
GERMANY 2.8%
COMMUNICATION SERVICES 0.1%
ProSiebenSat.1 Media SE	3,362	44
Telefonica Deutschland Holding AG	51,479	132
		176
CONSUMER DISCRETIONARY 0.8%
Bayerische Motoren Werke AG	5,089	369
Ceconomy AG	5,425	27
Daimler AG	17,547	946
		1,342
CONSUMER STAPLES 0.2%
Metro AG	18,415	183
Suedzucker AG	2,315	45
		228
FINANCIALS 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,197	304
Talanx AG	1,568	51
		355
HEALTH CARE 0.2%
Bayer AG	5,197	321
INDUSTRIALS 0.5%
Deutsche Lufthansa AG (c)	13,203	115
Deutsche Post AG	6,615	300
Hochtief AG	712	55
Siemens AG	3,073	388
		858
MATERIALS 0.7%
Aurubis AG	1,095	74
BASF SE	14,722	897
Covestro AG	2,850	141
Evonik Industries AG	2,571	67
K+S AG	3,958	27
		1,206
UTILITIES 0.1%
E.ON SE	13,333	147
Total Germany		4,633
HONG KONG 0.2%
CONSUMER DISCRETIONARY 0.1%
SJM Holdings Ltd.	53,000	63
Yue Yuen Industrial Holdings Ltd.	18,000	29
		92
INFORMATION TECHNOLOGY 0.0%
Kingboard Holdings Ltd.	10,000	33

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

VTech Holdings Ltd.	2,600	16
		49
REAL ESTATE 0.1%
Kerry Properties Ltd.	12,500	32
Shimao Property Holdings Ltd.	18,000	75
Swire Pacific Ltd. 'A'	17,000	83
Wharf Holdings Ltd.	22,000	44
		234
Total Hong Kong		375
ISRAEL 0.0%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (c)	37,809	44
Total Israel		44
ITALY 1.4%
ENERGY 0.4%
Eni SpA	83,904	656
FINANCIALS 0.7%
Assicurazioni Generali SpA	13,358	188
Intesa Sanpaolo SpA (c)	437,067	822
Poste Italiane SpA	12,462	111
UnipolSai Assicurazioni SpA	4,723	12
		1,133
UTILITIES 0.3%
Enel SpA	60,442	524
Total Italy		2,313
JAPAN 11.6%
COMMUNICATION SERVICES 1.5%
GungHo Online Entertainment, Inc.	1,200	26
KDDI Corp.	5,000	126
Nippon Telegraph & Telephone Corp.	27,900	570
NTT DOCOMO, Inc.	32,400	1,190
Softbank Corp.	55,300	618
		2,530
CONSUMER DISCRETIONARY 1.6%
Aisin Seiki Co. Ltd.	1,800	58
Aoyama Trading Co. Ltd.	5,600	29
Bridgestone Corp.	8,400	266
EDION Corp.	3,600	38
Honda Motor Co. Ltd.	12,500	297
Isuzu Motors Ltd.	7,800	68
Mazda Motor Corp.	12,800	75
Nikon Corp.	2,300	16
Nissan Motor Co. Ltd.	94,200	333
Panasonic Corp.	31,500	268
Sekisui House Ltd.	14,500	257
Subaru Corp.	19,900	386
Sumitomo Rubber Industries Ltd.	6,900	64
Toyota Motor Corp.	5,400	358
Yamaha Motor Co. Ltd.	6,600	96
		2,609
CONSUMER STAPLES 0.9%
Japan Tobacco, Inc.	70,400	1,284
Kirin Holdings Co. Ltd.	8,900	167
NH Foods Ltd.	600	27
Seven & i Holdings Co. Ltd.	1,900	59
		1,537
ENERGY 0.2%
Cosmo Energy Holdings Co. Ltd.	3,500	50
Idemitsu Kosan Co. Ltd.	6,400	136

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

JXTG Holdings, Inc.	34,700	124
		310
FINANCIALS 2.1%
Aozora Bank Ltd.	1,900	31
Concordia Financial Group Ltd.	15,400	53
Daiwa Securities Group, Inc.	13,500	57
Gunma Bank Ltd.	5,200	17
Japan Post Holdings Co. Ltd.	45,600	311
Mitsubishi UFJ Financial Group, Inc.	184,800	737
Mizuho Financial Group, Inc.	32,030	400
MS&AD Insurance Group Holdings, Inc.	3,700	100
Nomura Holdings, Inc.	33,400	153
ORIX Corp.	18,500	231
Resona Holdings, Inc.	31,800	108
Sumitomo Mitsui Financial Group, Inc.	40,400	1,130
Sumitomo Mitsui Trust Holdings, Inc.	3,000	80
Suruga Bank Ltd.	9,600	35
		3,443
HEALTH CARE 0.3%
Astellas Pharma, Inc.	11,300	168
Daiichi Sankyo Co. Ltd.	1,000	31
H.U. Group Holdings, Inc.	1,300	35
Nipro Corp.	2,000	23
Takeda Pharmaceutical Co. Ltd.	6,700	240
		497
INDUSTRIALS 2.4%
Amada Co. Ltd.	8,900	83
Asahi Glass Co. Ltd.	3,000	88
Dai Nippon Printing Co. Ltd.	3,700	75
Fujikura Ltd.	4,400	12
ITOCHU Corp.	9,800	251
Japan Airlines Co. Ltd.	2,400	45
Kajima Corp.	1,000	12
Kawasaki Heavy Industries Ltd.	2,900	39
Komatsu Ltd.	11,400	251
Marubeni Corp.	81,600	463
Mitsubishi Corp.	53,900	1,290
Mitsubishi Electric Corp.	1,800	25
Mitsubishi Heavy Industries Ltd.	11,700	259
Mitsui & Co. Ltd.	15,300	263
NSK Ltd.	27,400	210
Sojitz Corp.	53,800	122
Sumitomo Corp.	42,000	506
		3,994
INFORMATION TECHNOLOGY 1.6%
Canon, Inc.	83,900	1,392
Fujitsu Ltd.	2,000	273
Hitachi Ltd.	9,600	325
Konica Minolta, Inc.	20,200	57
Mixi, Inc.	7,100	191
NEC Corp.	2,500	146
Nippon Electric Glass Co. Ltd.	4,000	75
Oki Electric Industry Co. Ltd.	3,300	36
Ricoh Co. Ltd.	9,600	65
Seiko Epson Corp.	11,300	130
Tokyo Electron Ltd.	200	52
		2,742
MATERIALS 0.6%
Asahi Kasei Corp.	5,700	50
Daicel Corp.	2,800	20
DIC Corp.	1,600	40
JFE Holdings, Inc.	3,900	27
JSR Corp.	2,100	50
Kobe Steel Ltd.	12,500	48
Kuraray Co. Ltd.	5,600	54
Mitsubishi Chemical Holdings Corp.	16,700	96
Mitsubishi Gas Chemical Co., Inc.	2,100	39
Mitsubishi Materials Corp.	2,000	40
Nippon Paper Industries Co. Ltd. 'L'	2,200	27
Nippon Steel Corp.	7,100	67
Nitto Denko Corp.	1,000	65
Showa Denko KK	500	9
Sumitomo Chemical Co. Ltd.	44,400	147
Tosoh Corp.	4,900	80
Toyobo Co. Ltd.	2,100	29

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Ube Industries Ltd.	6,800	115
		1,003
REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	2,900	257
UTILITIES 0.2%
Chubu Electric Power Co., Inc.	7,500	91
Chugoku Electric Power Co., Inc.	4,600	58
Electric Power Development Co. Ltd. 'C'	1,200	19
Hokuriku Electric Power Co.	4,800	36
Tohoku Electric Power Co., Inc.	14,000	140
		344
Total Japan		19,266
LUXEMBOURG 0.1%
COMMUNICATION SERVICES 0.0%
Millicom International Cellular S.A.	1,287	39
MATERIALS 0.1%
Ternium S.A. SP - ADR (c)	3,408	64
Total Luxembourg		103
MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)	41,996	0
Total Mexico		0
NETHERLANDS 1.1%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	21,798	51
VEON Ltd. ADR	107,413	135
		186
CONSUMER STAPLES 0.1%
Koninklijke Ahold Delhaize NV	4,024	119
ENERGY 0.3%
Royal Dutch Shell PLC 'A'	46,925	586
FINANCIALS 0.5%
ABN AMRO Bank NV (c)	19,278	161
Aegon NV	31,253	81
ASR Nederland NV	1,867	63
ING Groep NV	18,925	135
NN Group NV	9,500	356
		796
INDUSTRIALS 0.1%
Signify NV	4,667	173
Total Netherlands		1,860
NEW ZEALAND 0.0%
MATERIALS 0.0%
Fletcher Building Ltd.	12,286	31
Total New Zealand		31
NORWAY 0.3%
COMMUNICATION SERVICES 0.1%
Telenor ASA	6,291	106
ENERGY 0.2%
Equinor ASA	22,682	321

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Total Norway		427
PORTUGAL 0.1%
UTILITIES 0.1%
EDP - Energias de Portugal S.A.	40,241	198
Total Portugal		198
SINGAPORE 0.0%
INDUSTRIALS 0.0%
Keppel Corp. Ltd.	10,200	33
Sembcorp Industries Ltd.	27,100	27
		60
Total Singapore		60
SPAIN 2.3%
COMMUNICATION SERVICES 0.5%
Telefonica S.A.	255,073	874
ENERGY 0.4%
Repsol S.A.	92,344	624
FINANCIALS 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	310,622	862
Banco de Sabadell S.A.	86,251	30
Banco Santander S.A.	179,646	335
Bankia S.A.	64,888	95
Mapfre S.A.	74,493	117
		1,439
INDUSTRIALS 0.1%
ACS Actividades de Construccion Y Servicios S.A.	10,445	236
UTILITIES 0.4%
Endesa S.A.	13,940	373
Naturgy Energy Group S.A.	12,677	254
Red Electrica Corp. S.A.	3,172	59
		686
Total Spain		3,859
SWEDEN 0.7%
COMMUNICATION SERVICES 0.0%
Telia Co. AB	16,410	67
CONSUMER DISCRETIONARY 0.1%
Hennes & Mauritz AB 'B'	7,371	127
FINANCIALS 0.6%
Skandinaviska Enskilda Banken AB 'A'	12,277	109
Svenska Handelsbanken AB 'A'	4,909	41
Swedbank AB 'A'	48,915	766
		916
INDUSTRIALS 0.0%
Skanska AB 'B' (c)	739	16
SKF AB 'B'	2,230	46
		62
Total Sweden		1,172
SWITZERLAND 2.2%
CONSUMER DISCRETIONARY 0.0%
Garmin Ltd.	253	24
CONSUMER STAPLES 0.1%
Nestle S.A.	992	118

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

ENERGY 0.0%
Siemens Energy AG (c)	794	21
FINANCIALS 1.0%
Baloise Holding AG	243	36
Swiss Life Holding AG	171	65
Swiss Re AG	8,398	623
Zurich Insurance Group AG	2,482	865
		1,589
HEALTH CARE 0.7%
Novartis AG	2,524	219
Roche Holding AG	2,795	957
		1,176
INDUSTRIALS 0.4%
ABB Ltd.	18,415	468
Adecco Group AG	3,968	210
		678
INFORMATION TECHNOLOGY 0.0%
TE Connectivity Ltd.	694	68
Total Switzerland		3,674
UNITED KINGDOM 5.1%
COMMUNICATION SERVICES 0.3%
BT Group PLC	200,420	254
Vodafone Group PLC	123,192	163
WPP PLC	7,511	59
		476
CONSUMER DISCRETIONARY 0.4%
Berkeley Group Holdings PLC	646	35
Fiat Chrysler Automobiles NV	3,736	46
Kingfisher PLC	55,148	211
Marks & Spencer Group PLC	55,203	69
Next PLC	643	49
Persimmon PLC	8,365	267
		677
CONSUMER STAPLES 1.4%
British American Tobacco PLC	20,430	733
Imperial Brands PLC	72,951	1,288
J Sainsbury PLC	25,042	62
Unilever NV	2,339	142
		2,225
ENERGY 0.1%
BP PLC	51,746	150
FINANCIALS 0.5%
Aviva PLC	8,011	30
Direct Line Insurance Group PLC	15,158	53
HSBC Holdings PLC	86,283	338
Legal & General Group PLC	20,302	49
Standard Chartered PLC	18,039	83
Standard Life Aberdeen PLC	66,073	192
		745
INDUSTRIALS 0.3%
Aggreko PLC	4,002	19
BAE Systems PLC	20,988	131
Capita PLC (c)	36,222	14
easyJet PLC	1,912	12
Royal Mail PLC	122,891	377
		553
MATERIALS 1.8%
Amcor PLC	6,261	69
Evraz PLC	23,571	105
Rio Tinto Ltd.	17,137	1,171

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Rio Tinto PLC	27,242	1,639
		2,984
UTILITIES 0.3%
Centrica PLC	450,043	233
National Grid PLC	21,891	251
SSE PLC	4,919	77
		561
Total United Kingdom		8,371
UNITED STATES 34.7%
COMMUNICATION SERVICES 4.6%
AT&T, Inc.	116,141	3,311
CenturyLink, Inc.	208,878	2,108
Clear Channel Outdoor Holdings, Inc. (c)	29,821	30
iHeartMedia, Inc. «(c)	23	0
iHeartMedia, Inc. 'A' (c)	1,656	13
Verizon Communications, Inc.	37,039	2,204
		7,666
CONSUMER DISCRETIONARY 3.1%
Bed Bath & Beyond, Inc.	35,836	537
Best Buy Co., Inc.	115	13
Dick's Sporting Goods, Inc.	700	40
Dillard's, Inc. 'A'	547	20
Foot Locker, Inc.	478	16
Ford Motor Co.	153,988	1,026
GameStop Corp. 'A' (c)	11,327	115
Gap, Inc.	9,455	161
General Motors Co.	11,628	344
Goodyear Tire & Rubber Co.	4,984	38
Harley-Davidson, Inc.	625	15
Home Depot, Inc.	131	36
Kohl's Corp.	15,747	292
L Brands, Inc.	11,656	371
Las Vegas Sands Corp.	3,378	158
Macy's, Inc.	149,100	850
Mattel, Inc. (c)	4,790	56
McDonald's Corp.	119	26
Newell Brands, Inc.	11,450	196
Nordstrom, Inc.	4,413	53
PulteGroup, Inc.	1,450	67
Signet Jewelers Ltd.	4,041	76
Tapestry, Inc.	2,269	35
Target Corp.	3,342	526
Visteon Corp. (c)	886	61
Whirlpool Corp.	438	81
		5,209
CONSUMER STAPLES 4.7%
Altria Group, Inc.	79,250	3,062
Archer-Daniels-Midland Co.	5,485	255
Bunge Ltd.	1,639	75
Coca-Cola Co.	3,328	164
General Mills, Inc.	3,132	193
Kraft Heinz Co.	17,767	532
Kroger Co.	7,751	263
PepsiCo, Inc.	116	16
Philip Morris International, Inc.	32,925	2,469
Procter & Gamble Co.	855	119
Walgreens Boots Alliance, Inc.	1,902	69
Walmart, Inc.	3,917	548
		7,765
ENERGY 5.2%
Baker Hughes Co.	2,493	33
Chevron Corp.	14,044	1,011
ConocoPhillips	1,633	54
Exxon Mobil Corp.	97,469	3,346
Helmerich & Payne, Inc.	8,005	117
HollyFrontier Corp.	870	17
Kinder Morgan, Inc.	15,837	195
Marathon Petroleum Corp.	1,991	58
Murphy Oil Corp.	1,592	14
Occidental Petroleum Corp.	139,594	1,397
ONEOK, Inc.	4,708	122
Phillips 66	2,782	144
Schlumberger NV	66,933	1,042

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Targa Resources Corp.	18,091	254
Transocean Ltd. (c)	14,184	12
Valero Energy Corp.	12,304	533
Williams Cos., Inc.	16,818	331
		8,680
FINANCIALS 2.7%
Aflac, Inc.	1,434	52
Ally Financial, Inc.	7,879	198
American Express Co.	1,341	134
American International Group, Inc.	13,381	368
Assurant, Inc.	187	23
Blackstone Group, Inc.	1,208	63
Capital One Financial Corp.	3,484	250
CIT Group, Inc.	2,808	50
CNO Financial Group, Inc.	2,622	42
Comerica, Inc.	323	12
Discover Financial Services	2,554	148
Fifth Third Bancorp	6,939	148
Franklin Resources, Inc.	6,240	127
Goldman Sachs Group, Inc.	976	196
Huntington Bancshares, Inc.	1,362	13
Invesco Ltd.	39,010	445
KeyCorp.	1,344	16
MetLife, Inc.	2,750	102
Navient Corp.	16,509	140
New York Community Bancorp, Inc.	6,037	50
PNC Financial Services Group, Inc.	374	41
Principal Financial Group, Inc.	5,872	236
Prudential Financial, Inc.	3,971	252
Santander Consumer USA Holdings, Inc.	2,452	45
Synchrony Financial	4,057	106
Travelers Cos., Inc.	1,521	165
Unum Group	1,665	28
Wells Fargo & Co.	46,183	1,086
		4,536
HEALTH CARE 5.8%
AbbVie, Inc.	32,761	2,869
Amgen, Inc.	2,231	567
Bristol-Myers Squibb Co.	3,530	213
Cardinal Health, Inc.	5,025	236
CVS Health Corp.	3,846	225
Eli Lilly & Co.	313	46
Gilead Sciences, Inc.	23,257	1,470
Johnson & Johnson	5,075	755
Merck & Co., Inc.	9,146	759
Pfizer, Inc.	67,450	2,475
Quest Diagnostics, Inc.	486	56
		9,671
INDUSTRIALS 1.6%
3M Co.	2,925	468
AGCO Corp.	464	34
Alaska Air Group, Inc.	566	21
American Airlines Group, Inc.	9,491	117
Caterpillar, Inc.	653	97
Cummins, Inc.	661	140
Delta Air Lines, Inc.	1,011	31
Eaton Corp. PLC	2,227	227
Emerson Electric Co.	2,741	180
Fluor Corp.	2,725	24
General Electric Co.	82,910	517
Illinois Tool Works, Inc.	277	53
Lockheed Martin Corp.	99	38
Macquarie Infrastructure Corp.	800	21
ManpowerGroup, Inc.	312	23
McDermott International Ltd. (c)	1,148	3
Neilsen Holdings PLC	2,091	30
Neiman Marcus Group Ltd. LLC «(j)(c)	1,124	70
Norfolk Southern Corp.	472	101
Pitney Bowes, Inc.	11,400	61
Ryder System, Inc.	1,110	47
Union Pacific Corp.	363	71
United Parcel Service, Inc. 'B'	1,313	219
Westmoreland Mining Holdings LLC «(j)(c)	53	0
		2,593
INFORMATION TECHNOLOGY 4.2%
Avnet, Inc.	2,783	72
Booz Allen Hamilton Holding Corp.	353	29

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Broadcom, Inc.		448	163
Cisco Systems, Inc.		8,452	333
Corning, Inc.		5,749	186
Hewlett Packard Enterprise Co.		1,311	12
HP, Inc.		6,330	120
Intel Corp.		9,745	505
International Business Machines Corp.		29,645	3,607
Jabil, Inc.		1,425	49
Juniper Networks, Inc.		2,911	63
KLA Corp.		339	66
NetApp, Inc.		1,650	72
NortonLifeLock, Inc.		3,535	74
QUALCOMM, Inc.		8,204	965
Seagate Technology PLC		8,040	396
Texas Instruments, Inc.		1,091	156
Western Digital Corp.		1,218	44
Western Union Co.		2,594	56
Xerox Holdings Corp.		1,908	36
			7,004
MATERIALS 1.4%
Dow, Inc.		7,144	336
Eastman Chemical Co.		917	72
Huntsman Corp.		559	12
International Paper Co.		12,434	504
LyondellBasell Industries NV 'A'		16,378	1,154
Mosaic Co.		4,055	74
WestRock Co.		2,896	101
			2,253
UTILITIES 1.4%
American Electric Power Co., Inc.		1,948	159
CenterPoint Energy, Inc.		2,205	43
Consolidated Edison, Inc.		1,539	120
Dominion Energy, Inc.		4,926	389
Duke Energy Corp.		5,999	531
Entergy Corp.		1,007	99
Exelon Corp.		7,215	258
PPL Corp.		14,988	408
Public Service Enterprise Group, Inc.		1,257	69
Southern Co.		2,625	142
Vistra Corp.		1,081	21
			2,239
Total United States			57,616
Total Common Stocks (Cost $122,787)			120,065
		PRINCIPAL AMOUNT (000s)
CONVERTIBLE BONDS & NOTES 0.0%
JERSEY, CHANNEL ISLANDS 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(b)		$2	0
Total Convertible Bonds & Notes (Cost $1)			0
CORPORATE BONDS & NOTES 10.4%
ARGENTINA 0.0%
INDUSTRIALS 0.0%
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	1,120	7

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~		700	5
			12
Total Argentina			12
BERMUDA 0.0%
INDUSTRIALS 0.0%
NCL Corp. Ltd. 3.625% due 12/15/2024		$2	1
Total Bermuda			1
BRAZIL 0.3%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (e)(h)		46	0
Vale Overseas Ltd.
6.875% due 11/21/2036		10	13
6.250% due 08/10/2026		23	28
			41
UTILITIES 0.3%
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	143
5.093% due 01/15/2030		$253	266
			409
Total Brazil			450
CANADA 0.1%
BANKING & FINANCE 0.0%
Brookfield Finance, Inc. 4.700% due 09/20/2047		20	23
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6	7
			30
INDUSTRIALS 0.1%
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		30	30
Bombardier, Inc.
7.500% due 03/15/2025		2	1
7.875% due 04/15/2027		39	30
6.125% due 01/15/2023		2	2
			63
Total Canada			93
CAYMAN ISLANDS 0.8%
BANKING & FINANCE 0.8%
Ambac LSNI LLC 6.000% due 02/12/2023 •		72	73
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		18	18
2.875% due 02/15/2025		16	15
3.250% due 02/15/2027		4	4
5.125% due 10/01/2023		16	16
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		307	308
5.500% due 02/15/2024		9	9
4.500% due 03/15/2023		21	21
3.625% due 03/15/2021		13	13
U.S. Capital Funding Ltd. 0.553% due 07/10/2043 •		940	808
			1,285
INDUSTRIALS 0.0%
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(b)		26	6
Transocean Guardian Ltd. 5.875% due 01/15/2024		3	2
Transocean, Inc.
7.500% due 01/15/2026		10	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

8.000% due 02/01/2027		10	3
7.250% due 11/01/2025		16	5
			18
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		12	11
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		93	24
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1	1
Transocean Phoenix Ltd. 7.750% due 10/15/2024		3	3
			39
Total Cayman Islands			1,342
CURACAO 0.0%
INDUSTRIALS 0.0%
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		2	2
Total Curacao			2
FRANCE 0.6%
BANKING & FINANCE 0.1%
Societe Generale S.A. 7.375% due 10/04/2023 •(h)(i)		200	206
INDUSTRIALS 0.5%
Altice France S.A. 7.375% due 05/01/2026		700	734
Total France			940
GERMANY 1.0%
BANKING & FINANCE 1.0%
Deutsche Bank AG
3.961% due 11/26/2025 •		150	159
4.250% due 10/14/2021		590	607
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	700	826
			1,592
INDUSTRIALS 0.0%
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		$16	17
Total Germany			1,609
IRELAND 0.4%
BANKING & FINANCE 0.1%
AIB Group PLC 4.263% due 04/10/2025 •(l)		200	215
INDUSTRIALS 0.3%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	300	524
Total Ireland			739
ITALY 0.3%
BANKING & FINANCE 0.3%
UniCredit SpA 7.830% due 12/04/2023		$370	434
Total Italy			434
JERSEY, CHANNEL ISLANDS 0.2%
INDUSTRIALS 0.2%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	300	386

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Total Jersey, Channel Islands			386
LUXEMBOURG 0.9%
BANKING & FINANCE 0.2%
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	4	5
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$400	422
			427
INDUSTRIALS 0.3%
Altice Financing S.A. 3.000% due 01/15/2028	EUR	200	218
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(b)		$20	7
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025 ^(b)		39	26
5.500% due 08/01/2023 ^(b)		28	18
8.000% due 02/15/2024		34	35
8.500% due 10/15/2024 ^(b)		229	148
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(b)		54	2
Pacific Drilling SA 8.375% due 10/01/2023		34	5
			459
UTILITIES 0.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	314
6.000% due 11/27/2023		300	334
Gazprom OAO Via Gaz Capital S.A. 5.999% due 01/23/2021		30	31
			679
Total Luxembourg			1,565
MEXICO 0.2%
INDUSTRIALS 0.2%
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(b)		300	0
Petroleos Mexicanos
6.750% due 09/21/2047		10	8
6.500% due 03/13/2027		40	38
5.950% due 01/28/2031		67	56
6.950% due 01/28/2060		30	23
6.500% due 01/23/2029		74	66
6.490% due 01/23/2027		30	28
6.840% due 01/23/2030		82	73
7.690% due 01/23/2050		10	8
			300
Total Mexico			300
MULTINATIONAL 0.0%
INDUSTRIALS 0.0%
Broadcom Corp. 3.875% due 01/15/2027		16	18
Connect Finco SARL 6.750% due 10/01/2026		6	6
			24
Total Multinational			24
NETHERLANDS 0.3%
BANKING & FINANCE 0.3%
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	400	484
INDUSTRIALS 0.0%
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		$46	46

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

UTILITIES 0.0%
Shell International Finance BV 3.250% due 04/06/2050		14	15
Total Netherlands			545
PANAMA 0.0%
INDUSTRIALS 0.0%
Carnival Corp. 11.500% due 04/01/2023		54	61
Total Panama			61
PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	100	29
Total Peru			29
SINGAPORE 0.0%
INDUSTRIALS 0.0%
Flex Ltd. 4.875% due 06/15/2029		$2	2
Total Singapore			2
SWITZERLAND 0.1%
BANKING & FINANCE 0.1%
UBS AG 5.125% due 05/15/2024 (i)		200	221
Total Switzerland			221
TURKEY 0.1%
BANKING & FINANCE 0.1%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	200
Total Turkey			200
UNITED KINGDOM 2.2%
BANKING & FINANCE 1.7%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		430	473
Barclays PLC 4.972% due 05/16/2029 •(l)		400	468
FCE Bank PLC 1.875% due 06/24/2021	EUR	100	117
HSBC Holdings PLC 6.000% due 09/29/2023 •(h)(i)		320	396
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(h)(i)	GBP	200	269
7.875% due 06/27/2029 •(h)(i)		200	298
7.500% due 09/27/2025 •(h)(i)		$200	213
Natwest Group PLC 8.625% due 08/15/2021 •(h)(i)		200	205
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	218	374
Unique Pub Finance Co. PLC 5.659% due 06/30/2027		34	45
			2,858
INDUSTRIALS 0.5%
Avon International Capital PLC 6.500% due 08/15/2022		$2	2
Imperial Brands Finance PLC 3.750% due 07/21/2022 (l)		400	418
Marston's Issuer PLC 2.632% (BP0003M + 2.550%) due 07/15/2035 ~	GBP	200	172
Mitchells & Butlers Finance PLC 0.509% (BP0003M + 0.450%) due 12/15/2030 ~		110	124

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Valaris PLC
5.750% due 10/01/2044 ^(b)	$12	1
7.750% due 02/01/2026 ^(b)	2	0
		717
Total United Kingdom		3,575
UNITED STATES 2.9%
BANKING & FINANCE 0.6%
Ally Financial, Inc.
4.250% due 04/15/2021 (l)	200	204
3.875% due 05/21/2024	16	17
Assurant, Inc. 4.200% due 09/27/2023	2	2
BGC Partners, Inc.
3.750% due 10/01/2024	6	6
5.375% due 07/24/2023	4	4
Brighthouse Financial, Inc. 3.700% due 06/22/2027	8	8
Brixmor Operating Partnership LP 1.301% (US0003M + 1.050%) due 02/01/2022 ~	18	18
Cantor Fitzgerald LP 4.875% due 05/01/2024	2	2
CBL & Associates LP 5.950% due 12/15/2026 ^(b)	17	6
CIT Group, Inc.
4.125% due 03/09/2021	6	6
5.000% due 08/15/2022	30	31
Citigroup, Inc. 1.380% (US0003M + 1.100%) due 05/17/2024 ~	20	20
CTR Partnership LP 5.250% due 06/01/2025	12	12
EPR Properties
4.950% due 04/15/2028	2	2
4.750% due 12/15/2026	2	2
ESH Hospitality, Inc. 4.625% due 10/01/2027	4	4
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	82	81
6.500% due 10/01/2025	45	44
GLP Capital LP
5.250% due 06/01/2025	3	3
5.300% due 01/15/2029	19	21
Howard Hughes Corp. 5.375% due 03/15/2025	25	26
Hudson Pacific Properties LP 3.950% due 11/01/2027	5	5
Hunt Cos., Inc. 6.250% due 02/15/2026	2	2
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	10	10
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027	3	3
Life Storage LP 3.875% due 12/15/2027	2	2
Navient Corp. 6.500% due 06/15/2022	66	68
Newmark Group, Inc. 6.125% due 11/15/2023	10	11
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029	8	8
OneMain Finance Corp.
5.625% due 03/15/2023	196	204
6.875% due 03/15/2025	16	18
6.125% due 03/15/2024	12	13
Physicians Realty LP 3.950% due 01/15/2028	4	4
Sabra Health Care LP 4.800% due 06/01/2024	3	3
Santander Holdings USA, Inc.
4.400% due 07/13/2027	7	8
3.400% due 01/18/2023	8	8
3.244% due 10/05/2026	14	15
3.500% due 06/07/2024	11	12
SBA Communications Corp. 3.875% due 02/15/2027	7	7
SL Green Operating Partnership LP 3.250% due 10/15/2022	2	2
Starwood Property Trust, Inc. 4.750% due 03/15/2025	8	8
STORE Capital Corp.
4.500% due 03/15/2028	4	4
4.625% due 03/15/2029	2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Wells Fargo & Co. 1.491% (US0003M + 1.230%) due 10/31/2023 ~	77	78
Welltower, Inc. 4.250% due 04/15/2028	2	2
		1,016
INDUSTRIALS 1.4%
American Airlines Pass-Through Trust 3.350% due 04/15/2031	9	8
Anheuser-Busch InBev Worldwide, Inc.
4.500% due 06/01/2050	25	30
4.600% due 06/01/2060	9	11
Broadcom, Inc. 4.110% due 09/15/2028	8	9
CCO Holdings LLC
4.750% due 03/01/2030	18	19
4.500% due 08/15/2030	14	15
Centene Corp.
4.750% due 01/15/2025	17	18
4.250% due 12/15/2027	6	6
4.625% due 12/15/2029	6	6
3.375% due 02/15/2030	4	4
Charter Communications Operating LLC
4.800% due 03/01/2050	16	18
1.901% (US0003M + 1.650%) due 02/01/2024 ~	74	76
Citrix Systems, Inc. 3.300% due 03/01/2030	3	3
Community Health Systems, Inc.
6.250% due 03/31/2023	207	203
6.625% due 02/15/2025	60	58
8.625% due 01/15/2024	87	87
8.000% due 03/15/2026	46	45
Corning, Inc. 5.450% due 11/15/2079	6	8
CVS Pass-Through Trust 8.353% due 07/10/2031 (l)	447	564
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	16	16
Diamond Resorts International, Inc. 7.750% due 09/01/2023	107	103
Energy Transfer Operating LP
3.750% due 05/15/2030	7	7
5.000% due 05/15/2050	6	6
Equifax, Inc. 1.150% (US0003M + 0.870%) due 08/15/2021 ~	12	12
Exela Intermediate LLC 10.000% due 07/15/2023	16	5
General Electric Co.
5.550% due 01/05/2026	41	48
6.150% due 08/07/2037	1	1
6.875% due 01/10/2039	8	10
iHeartCommunications, Inc. 8.375% due 05/01/2027	30	30
Kraft Heinz Foods Co.
3.000% due 06/01/2026	20	21
3.950% due 07/15/2025	3	3
3.750% due 04/01/2030	18	19
Level 3 Financing, Inc. 3.875% due 11/15/2029	10	11
Micron Technology, Inc.
5.327% due 02/06/2029	8	10
4.185% due 02/15/2027	6	7
4.663% due 02/15/2030	12	14
Netflix, Inc.
5.375% due 11/15/2029	8	9
5.500% due 02/15/2022	4	4
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~	18	16
ONEOK Partners LP 3.375% due 10/01/2022	3	3
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028	8	8
7.375% due 06/01/2025	3	3
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	14	15
PetSmart, Inc. 5.875% due 06/01/2025	14	14
Post Holdings, Inc. 4.625% due 04/15/2030	6	6
QVC, Inc.
4.375% due 03/15/2023	5	5
4.850% due 04/01/2024	8	8
4.450% due 02/15/2025	19	20

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Sprint Spectrum Co. LLC 5.152% due 09/20/2029 (l)	200	236
Staples, Inc. 7.500% due 04/15/2026	2	2
TEGNA, Inc. 4.625% due 03/15/2028	10	10
Tenet Healthcare Corp. 4.625% due 07/15/2024	4	4
Textron, Inc. 0.793% (US0003M + 0.550%) due 11/10/2020 ~	40	40
Topaz Solar Farms LLC
5.750% due 09/30/2039	75	88
4.875% due 09/30/2039	10	11
TransDigm, Inc. 5.500% due 11/15/2027	4	4
Triumph Group, Inc. 5.250% due 06/01/2022	4	3
U.S. Renal Care, Inc. 10.625% due 07/15/2027	6	6
Univision Communications, Inc.
5.125% due 02/15/2025	118	112
6.625% due 06/01/2027	106	104
ViaSat, Inc.
5.625% due 09/15/2025	8	8
5.625% due 04/15/2027	3	3
VMware, Inc. 3.900% due 08/21/2027	10	11
Western Digital Corp. 4.750% due 02/15/2026	20	22
Western Midstream Operating LP
6.250% due 02/01/2050	3	3
2.116% (US0003M + 1.850%) due 01/13/2023 ~	4	4
Windstream Escrow LLC 7.750% due 08/15/2028	2	2
Wyndham Destinations, Inc.
6.000% due 04/01/2027	6	6
5.650% due 04/01/2024	5	5
4.625% due 03/01/2030	4	4
3.900% due 03/01/2023	2	2
Zayo Group Holdings, Inc. 6.125% due 03/01/2028	7	7
		2,329
UTILITIES 0.9%
AT&T, Inc.
3.650% due 06/01/2051	8	8
3.850% due 06/01/2060	8	8
CenturyLink, Inc. 4.000% due 02/15/2027	6	6
Edison International
3.125% due 11/15/2022	6	6
3.550% due 11/15/2024	8	8
2.950% due 03/15/2023	1	1
2.400% due 09/15/2022	14	14
5.750% due 06/15/2027	7	8
Enable Midstream Partners LP 4.950% due 05/15/2028	4	4
FirstEnergy Corp. 2.850% due 07/15/2022 (l)	410	421
Frontier Communications Corp. 8.000% due 04/01/2027	10	10
Pacific Gas & Electric Co.
3.750% due 07/01/2028	110	115
3.450% due 07/01/2025	110	115
4.550% due 07/01/2030	76	82
4.950% due 07/01/2050	76	81
3.150% due 01/01/2026	131	135
4.500% due 07/01/2040	131	134
3.750% due 08/15/2042	2	2
2.950% due 03/01/2026	53	54
4.500% due 12/15/2041	2	2
3.250% due 06/15/2023	23	24
3.850% due 11/15/2023	29	31
3.750% due 02/15/2024	41	43
3.400% due 08/15/2024	35	37
3.500% due 06/15/2025	19	20
4.000% due 12/01/2046	2	2
3.300% due 03/15/2027	20	20
4.250% due 03/15/2046	4	4
Southern California Edison Co.
2.850% due 08/01/2029	1	1
3.650% due 02/01/2050	3	3
4.875% due 03/01/2049	1	1
6.650% due 04/01/2029	2	2
5.750% due 04/01/2035	2	3

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Sprint Corp. 7.625% due 03/01/2026		7	8
Talen Energy Supply LLC 6.625% due 01/15/2028		4	4
			1,417
Total United States			4,762
VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(b)		300	8
6.000% due 05/16/2024 ^(b)		20	1
9.750% due 05/17/2035 ^(b)		20	1
			10
Total Venezuela			10
Total Corporate Bonds & Notes (Cost $17,247)			17,302
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
UNITED KINGDOM 1.1%
Eurosail PLC
0.760% due 09/13/2045 •	GBP	484	601
1.010% due 06/13/2045 •		714	916
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	269	299
Total United Kingdom			1,816
UNITED STATES 3.0%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$28	29
6.000% due 07/25/2046 ^		69	68
Banc of America Funding Trust 3.933% due 05/20/2036 ^~		10	10
Banc of America Mortgage Trust
3.727% due 11/20/2046 ^~		6	5
6.000% due 10/25/2036 ^		15	15
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		63	62
Chase Mortgage Finance Trust 3.368% due 09/25/2036 ^~		32	28
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		108	86
6.000% due 02/25/2037 ^		62	38
6.250% due 12/25/2036 ^•		26	18
Countrywide Home Loan Mortgage Pass-Through Trust 0.648% due 07/25/2037 ^•		17	6
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		39	34
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		332	147
Credit Suisse Mortgage Capital Certificates 3.237% due 12/29/2037 ~		165	126
First Horizon Alternative Mortgage Securities Trust 3.273% due 06/25/2036 ^~		250	226
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		7	6
JPMorgan Alternative Loan Trust 5.692% due 05/26/2037 ~		66	57
JPMorgan Mortgage Trust 6.500% due 07/25/2036 ^		88	56
Merrill Lynch Mortgage Investors Trust 3.668% due 03/25/2036 ^~		12	8
OBX Trust 0.998% due 04/25/2048 •		352	353
Residential Accredit Loans, Inc. Trust
0.948% due 10/25/2045 •		69	59
5.500% due 03/25/2037 ^		355	337
6.250% due 03/25/2037 ^		28	26
Structured Adjustable Rate Mortgage Loan Trust 3.298% due 10/25/2036 ^~		1,619	1,223
Wells Fargo Alternative Loan Trust 3.334% due 07/25/2037 ^~		830	759

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	1,103	1,167
Total United States		4,949
Total Non-Agency Mortgage-Backed Securities (Cost $6,526)		6,765
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	326	338
Total California		338
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	16
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	60	61
Total Illinois		83
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	190	194
Total Michigan		194
PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	30	21
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(b)	5	4
5.250% due 07/01/2037 ^(b)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(b)	20	14
5.700% due 07/01/2023 ^(b)	10	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009 6.000% due 07/01/2039 ^(b)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.375% due 07/01/2030 ^(b)	10	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	120	76
5.125% due 07/01/2037 ^(b)	10	6
Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	71
Total Puerto Rico		220
VIRGINIA 0.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	370	382
Total Virginia		382
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	320	343
Total West Virginia		343
Total Municipal Bonds & Notes (Cost $1,228)		1,560
	SHARES
PREFERRED STOCKS 0.4%
GERMANY 0.2%
INDUSTRIALS 0.2%
Schaeffler AG	17,385	107

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Volkswagen AG	1,121	181
		288
Total Germany		288
NETHERLANDS 0.0%
BANKING & FINANCE 0.0%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (f)(h)	25,000	35
Total Netherlands		35
UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	1,130	238
Total United Kingdom		238
UNITED STATES 0.1%
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(h)	169,000	135
Total United States		135
Total Preferred Stocks (Cost $729)		696
REAL ESTATE INVESTMENT TRUSTS 2.2%
AUSTRALIA 0.0%
REAL ESTATE 0.0%
Stockland	12,971	35
Total Australia		35
CANADA 0.0%
REAL ESTATE 0.0%
Artis Real Estate Investment Trust	4,064	24
Dream Office Real Estate Investment Trust	1,781	25
		49
Total Canada		49
FRANCE 0.3%
REAL ESTATE 0.3%
Klepierre S.A.	7,149	100
Unibail-Rodamco-Westfield	10,411	385
		485
Total France		485
UNITED STATES 1.9%
FINANCIALS 0.8%
AGNC Investment Corp.	20,859	290
Annaly Capital Management, Inc.	96,385	686
New Residential Investment Corp.	36,299	289
		1,265
REAL ESTATE 1.1%
CoreCivic, Inc.	3,265	26
Diversified Healthcare Trust	6,219	22
Host Hotels & Resorts, Inc.	1,137	12
Iron Mountain, Inc.	14,307	383
Park Hotels & Resorts, Inc.	23,883	239
Service Properties Trust	2,387	19
Simon Property Group, Inc.	2,565	166
Uniti Group, Inc.	32	0
Ventas, Inc.	4,723	198
VEREIT, Inc.	14,801	96
VICI Properties, Inc.	26,432	618

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Weyerhaeuser Co.		2,829	81
			1,860
Total United States			3,125
Total Real Estate Investment Trusts (Cost $3,447)			3,694
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.7%
ARGENTINA 0.2%
Argentina Government International Bond
1.000% due 08/05/2021 (g)	ARS	437	3
1.500% due 03/25/2024 (g)		125	1
15.500% due 10/17/2026		1,226	3
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		28	0
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		2,640	18
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$189	79
0.125% due 07/09/2035 þ		162	61
0.125% due 01/09/2038 þ		269	115
0.125% due 07/09/2041 þ		182	72
1.000% due 07/09/2029		31	14
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,875	24
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		1,140	8
Provincia de Buenos Aires
33.378% due 04/12/2025		389	3
33.497% due 05/31/2022		532	3
Total Argentina			404
CHINA 0.3%
China Development Bank
2.890% due 06/22/2025	CNY	300	43
3.300% due 02/01/2024		100	15
3.430% due 01/14/2027		100	15
3.680% due 02/26/2026		1,200	177
3.740% due 09/10/2025		300	44
4.150% due 10/26/2025		1,100	166
Total China			460
KUWAIT 0.3%
Kuwait International Government Bond 3.500% due 03/20/2027		$385	434
Total Kuwait			434
PERU 0.3%
Peru Government International Bond
5.400% due 08/12/2034	PEN	1	0
5.940% due 02/12/2029		378	123
6.150% due 08/12/2032		336	107
6.350% due 08/12/2028		347	116
6.900% due 08/12/2037		7	2
6.950% due 08/12/2031		235	80
8.200% due 08/12/2026		199	74
Total Peru			502
SAUDI ARABIA 0.3%
Saudi Government International Bond
4.500% due 10/26/2046		$200	241
4.625% due 10/04/2047		200	245
Total Saudi Arabia			486
SPAIN 0.0%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	50	61
Total Spain			61
TURKEY 0.3%
Turkey Government International Bond
4.250% due 03/13/2025		$200	184
4.625% due 03/31/2025	EUR	100	115

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

5.250% due 03/13/2030		$200	179
Total Turkey			478
VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		125	10
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	0
9.250% due 09/15/2027 ^(b)		44	4
Total Venezuela			14
Total Sovereign Issues (Cost $2,960)			2,839
U.S. GOVERNMENT AGENCIES 11.4%
UNITED STATES 11.4%
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 03/01/2050		110	116
3.500% due 02/01/2050		87	93
4.000% due 03/01/2049 - 06/01/2049		1,918	2,044
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050		1,000	1,030
2.500% due 12/01/2050		3,800	3,971
3.000% due 11/01/2050		3,200	3,353
3.500% due 11/01/2050		2,700	2,850
4.000% due 11/01/2050		5,200	5,551
Total U.S. Government Agencies (Cost $18,952)			19,008
U.S. TREASURY OBLIGATIONS 3.3%
UNITED STATES 3.3%
U.S. Treasury Bonds
2.875% due 11/15/2046 (l)		600	793
3.000% due 02/15/2049 (l)		1,550	2,119
U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024 (p)		202	214
0.125% due 07/15/2030		101	112
0.250% due 07/15/2029 (n)		727	814
0.375% due 01/15/2027		34	38
0.375% due 07/15/2027		11	12
0.750% due 07/15/2028 (l)		516	595
0.875% due 01/15/2029 (l)		356	415
1.000% due 02/15/2048		105	145
1.000% due 02/15/2049		103	143
U.S. Treasury Notes
1.500% due 02/15/2030		71	77
Total U.S. Treasury Obligations (Cost $4,441)			5,477
		SHARES
WARRANTS 0.1%
UNITED STATES 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039 «		10,786	76
INFORMATION TECHNOLOGY 0.0%
Windstream Services LLC - Exp. 03/24/2021 «		40	1
Total Warrants (Cost $212)			77
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (k) 0.3%			450
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (g)	ARS	1,377	9

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

ARGENTINA TREASURY BILLS 0.1%
(2.098)% due 10/13/2020 - 01/29/2021 (d)(e)	25,532	223
Total Argentina Treasury Bills (Cost $290)		223
Total Short-Term Instruments (Cost $752)		682
Total Investments in Securities (Cost $187,137)		186,275
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	14,147	140
Total Short-Term Instruments (Cost $139)		140
Total Investments in Affiliates (Cost $139)		140
Total Investments 112.2% (Cost $187,276)		$186,415
Financial Derivative Instruments (m)(o) 0.0%(Cost or Premiums, net $(2,045))		116
Other Assets and Liabilities, net (12.2)%		(20,425)
Net Assets 100.0%		$166,106

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/26/2017 - 12/03/2019	$4	$4	0.00%
Eneva S.A.	12/03/2019	4	7	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	36	70	0.04
Westmoreland Mining Holdings LLC	03/26/2019	0	0	0.00
$44	$81	0.04%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$450	U.S. Treasury Notes 1.750% due 07/31/2021	$(459)	$450	$450
Total Repurchase Agreements	$(459)	$450	$450
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.170%	08/13/2020	10/13/2020	$(2,003)	$(2,003)
FOB	0.450	09/25/2020	TBD(2)	(203)	(203)
GRE	0.170	09/24/2020	10/01/2020	(1,007)	(1,007)
JPS	0.170	09/09/2020	10/08/2020	(968)	(968)
SGY	0.150	10/01/2020	11/02/2020	(416)	(416)
TDM	0.380	08/27/2020	TBD(2)	(2,147)	(2,148)
Total Reverse Repurchase Agreements	$(6,745)
(l)	Securities with an aggregate market value of $ 6,804 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(6,000) at a weighted average interest rate of 0.317%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond December Futures	12/2020	7	$1,211	$20	$5	$(4)
U.S. Treasury 10-Year Note December Futures	12/2020	131	18,279	48	0	(33)
$68	$5	$(37)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2020	18	$(1,926)	$(17)	$2	$0
Total Futures Contracts	$51	$7	$(37)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$300	$(12)	$(1)	$(13)	$0	$(1)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	100	(1)	0	(1)	0	1
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024	900	(14)	7	(7)	0	(1)
$(27)	$6	$(21)	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$300	$(20)	$1	$(19)	$1	$0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	800	21	(5)	16	0	0
$1	$(4)	$(3)	$1	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023	BRL	800	$8	$(2)	$6	$0	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023	600	6	(1)	5	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023	200	2	0	2	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	$100	(2)	0	(2)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	500	(7)	(1)	(8)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024	3,100	(293)	(16)	(309)	2	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	2,300	(345)	(14)	(359)	3	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026	100	(8)	(1)	(9)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	4,900	(642)	(24)	(666)	12	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	100	(12)	(1)	(13)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	200	(15)	(1)	(16)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	300	(30)	0	(30)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	200	(25)	0	(25)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	100	(13)	1	(12)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	2,400	(130)	(3)	(133)	7	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049	100	(23)	2	(21)	1	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049	100	(23)	3	(20)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	900	(292)	26	(266)	13	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(26)	3	(23)	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	100	(16)	3	(13)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	500	(97)	16	(81)	7	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(48)	9	(39)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	600	(196)	21	(175)	9	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	5	0	5	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(5)	0	(5)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	41	524	0	(1)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	(1)	(10)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	(2)	(7)	(9)	0	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	993	(43)	(4)	(47)	2	0
Receive(5)	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028	JPY	210,000	4	(4)	0	0	(1)
Receive(5)	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		30,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		290,740	(103)	(6)	(109)	0	(2)
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022	MXN	32,100	(66)	4	(62)	0	(1)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	6	0	6	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	5	0	5	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	19	0	19	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	12	(1)	11	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	12	0	12	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		600	1	0	1	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(1)	8	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(4)	31	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(9)	88	2	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		100	1	0	1	0	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		3,300	24	(1)	23	0	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		700	5	0	5	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,400	16	(1)	15	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,200	9	(1)	8	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,100	7	0	7	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200	6	0	6	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,500	14	(1)	13	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	2	(20)	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	5	(81)	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	0	(8)	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	0	(5)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	1	(14)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	1	(14)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	0	2	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(1)	0	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	2	(7)	0	0
							$(1,840)	$34	$(1,806)	$69	$(6)
Total Swap Agreements							$(1,866)	$36	$(1,830)	$70	$(7)
(n)	Securities with an aggregate market value of $717 and cash of $680 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BPS		10/2020		JPY	3,936		$37		$0		$0
		10/2020			$49		CLP	37,608	0		(1)
		10/2020			218		EUR	184	0		(3)
		10/2020			82		RUB	5,826	0		(7)
		11/2020		NZD	946		$621		0		(5)
		11/2020			$96		CHF	87	0		(1)
BRC		10/2020		MXN	603		$28		1		0
		12/2020			$358		MXN	7,930	0		(3)
CBK		10/2020		GBP	3,283		$4,339		103		0
		10/2020		PEN	569		161		3		0
		10/2020			$7		DKK	48	0		0
		10/2020			290		RUB	20,874	0		(22)
		02/2021			58		MXN	1,341	1		0
DUB		10/2020		PEN	103		$29		1		0
		10/2020			$29		PEN	103	0		0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

03/2021	PEN	103	$29	0	0
GLM	10/2020	$57	RUB	4,100	0	(4)
11/2020	93	6,923	0	(5)
HUS	10/2020	AUD	37	$27	1	0
10/2020	$4,171	GBP	3,242	13	0
10/2020	160	PEN	569	0	(2)
11/2020	GBP	3,242	$4,171	0	(12)
01/2021	PEN	528	149	2	0
03/2021	41	12	0	0
JPM	10/2020	$3	DKK	19	0	0
10/2020	269	MXN	6,113	7	0
MYI	10/2020	BRL	947	$168	0	(1)
10/2020	$169	BRL	946	0	0
10/2020	15	DKK	98	1	0
SCX	10/2020	EUR	2,402	$2,875	58	0
11/2020	2,218	2,603	0	0
12/2020	$136	IDR	2,037,957	0	0
12/2020	377	INR	28,672	10	0
SSB	10/2020	BRL	947	$170	2	0
10/2020	HKD	2,029	262	0	0
10/2020	MXN	5,510	258	9	0
11/2020	$170	BRL	946	0	(2)
03/2021	253	MXN	5,510	0	(9)
UAG	10/2020	JPY	1,464	$14	0	0
10/2020	$53	GBP	41	0	0
11/2020	217	RUB	16,174	0	(10)
Total Forward Foreign Currency Contracts	$212	$(87)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	1.123%	$100	$(1)	$1	$0	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.507	245	(8)	5	0	(3)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.180	300	(5)	(9)	0	(14)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.123	40	(1)	1	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.180	200	(3)	(7)	0	(10)
Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.968	50	(1)	1	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.893	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	100	(1)	0	0	(1)
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.514	200	(37)	36	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.047	400	(12)	(3)	0	(15)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.979	300	(5)	5	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.123	100	(1)	1	0	0
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.470	100	(5)	1	0	(4)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	300	(2)	(1)	0	(3)
Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.494	200	(3)	(2)	0	(5)
South Africa Government International Bond	1.000	Quarterly	12/20/2022	2.288	400	(8)	(3)	0	(11)
$(94)	$28	$1	$(67)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$4,000	$(85)	$110	$25	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	1,100	$0	$(2)	$0	$(2)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

CBK	Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	500	0	1	1	0
$0	$(1)	$1	$(2)
Total Swap Agreements	$(179)	$137	$27	$(69)
(p)

Securities with an aggregate market value of $17 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$1,159	$0	$1,159
United States	0	6,067	0	6,067
Loan Participations and Assignments
Bermuda	0	9	0	9
Canada	0	4	0	4
Luxembourg	0	41	0	41
United Kingdom	0	9	2	11
United States	0	817	2	819
Common Stocks
Australia
Communication Services	0	118	0	118
Consumer Discretionary	0	460	0	460
Consumer Staples	0	389	0	389
Energy	0	59	0	59
Financials	0	3,426	0	3,426
Industrials	0	98	0	98
Materials	0	3,808	0	3,808
Utilities	0	114	0	114
Austria
Materials	0	105	0	105
Belgium
Communication Services	0	78	0	78
Financials	0	71	0	71
Industrials	0	19	0	19
Materials	0	35	0	35
Brazil
Energy	1	0	3	4
Utilities	7	0	0	7
Canada
Communication Services	12	0	0	12
Energy	454	0	0	454
Financials	412	0	0	412
Utilities	91	0	0	91
Denmark
Financials	0	201	0	201
Health Care	0	55	0	55
Finland
Financials	0	1,217	0	1,217
Industrials	0	129	0	129
Materials	0	164	0	164
France
Communication Services	0	356	0	356
Consumer Discretionary	0	1,026	0	1,026
Consumer Staples	0	225	0	225
Energy	0	1,097	0	1,097
Financials	237	567	0	804

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Health Care	0	537	0	537
Industrials	0	305	0	305
Utilities	0	187	0	187
Germany
Communication Services	0	176	0	176
Consumer Discretionary	0	1,342	0	1,342
Consumer Staples	0	228	0	228
Financials	304	51	0	355
Health Care	0	321	0	321
Industrials	0	858	0	858
Materials	141	1,065	0	1,206
Utilities	0	147	0	147
Hong Kong
Consumer Discretionary	0	92	0	92
Information Technology	0	49	0	49
Real Estate	0	234	0	234
Israel
Communication Services	0	44	0	44
Italy
Energy	0	656	0	656
Financials	0	1,133	0	1,133
Utilities	0	524	0	524
Japan
Communication Services	0	2,530	0	2,530
Consumer Discretionary	0	2,609	0	2,609
Consumer Staples	0	1,537	0	1,537
Energy	0	310	0	310
Financials	0	3,443	0	3,443
Health Care	0	497	0	497
Industrials	0	3,994	0	3,994
Information Technology	0	2,742	0	2,742
Materials	0	1,003	0	1,003
Real Estate	0	257	0	257
Utilities	0	344	0	344
Luxembourg
Communication Services	0	39	0	39
Materials	64	0	0	64
Netherlands
Communication Services	135	51	0	186
Consumer Staples	0	119	0	119
Energy	0	586	0	586
Financials	0	796	0	796
Industrials	0	173	0	173
New Zealand
Materials	0	31	0	31
Norway
Communication Services	0	106	0	106
Energy	0	321	0	321
Portugal
Utilities	0	198	0	198
Singapore
Industrials	0	60	0	60
Spain
Communication Services	0	874	0	874
Energy	0	624	0	624
Financials	1,197	242	0	1,439
Industrials	0	236	0	236
Utilities	0	686	0	686
Sweden
Communication Services	0	67	0	67
Consumer Discretionary	0	127	0	127
Financials	0	916	0	916
Industrials	0	62	0	62
Switzerland
Consumer Discretionary	24	0	0	24
Consumer Staples	0	118	0	118
Energy	21	0	0	21
Financials	0	1,589	0	1,589
Health Care	0	1,176	0	1,176
Industrials	0	678	0	678
Information Technology	68	0	0	68
United Kingdom
Communication Services	0	476	0	476
Consumer Discretionary	0	677	0	677
Consumer Staples	0	2,225	0	2,225
Energy	0	150	0	150
Financials	0	745	0	745
Industrials	0	553	0	553
Materials	69	2,915	0	2,984
Utilities	0	561	0	561
United States
Communication Services	7,666	0	0	7,666
Consumer Discretionary	5,209	0	0	5,209
Consumer Staples	7,765	0	0	7,765
Energy	8,680	0	0	8,680

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Financials	4,536	0	0	4,536
Health Care	9,671	0	0	9,671
Industrials	2,523	0	70	2,593
Information Technology	7,004	0	0	7,004
Materials	2,253	0	0	2,253
Utilities	2,239	0	0	2,239
Corporate Bonds & Notes
Argentina
Industrials	0	12	0	12
Bermuda
Industrials	0	1	0	1
Brazil
Industrials	0	41	0	41
Utilities	0	409	0	409
Canada
Banking & Finance	0	30	0	30
Industrials	0	63	0	63
Cayman Islands
Banking & Finance	0	1,285	0	1,285
Industrials	0	18	0	18
Utilities	0	39	0	39
Curacao
Industrials	0	2	0	2
France
Banking & Finance	0	206	0	206
Industrials	0	734	0	734
Germany
Banking & Finance	0	1,592	0	1,592
Industrials	0	17	0	17
Ireland
Banking & Finance	0	215	0	215
Industrials	0	524	0	524
Italy
Banking & Finance	0	434	0	434
Jersey, Channel Islands
Industrials	0	386	0	386
Luxembourg
Banking & Finance	0	427	0	427
Industrials	0	459	0	459
Utilities	0	679	0	679
Mexico
Industrials	0	300	0	300
Multinational
Industrials	0	24	0	24
Netherlands
Banking & Finance	0	484	0	484
Industrials	0	46	0	46
Utilities	0	15	0	15
Panama
Industrials	0	61	0	61
Peru
Banking & Finance	0	29	0	29
Singapore
Industrials	0	2	0	2
Switzerland
Banking & Finance	0	221	0	221
Turkey
Banking & Finance	0	200	0	200
United Kingdom
Banking & Finance	0	2,858	0	2,858
Industrials	0	717	0	717
United States
Banking & Finance	0	1,016	0	1,016
Industrials	0	2,329	0	2,329
Utilities	0	1,417	0	1,417
Venezuela
Industrials	0	10	0	10
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,816	0	1,816
United States	0	4,949	0	4,949
Municipal Bonds & Notes
California	0	338	0	338
Illinois	0	83	0	83
Michigan	0	194	0	194
Puerto Rico	0	220	0	220
Virginia	0	382	0	382
West Virginia	0	343	0	343
Preferred Stocks
Germany
Industrials	0	288	0	288
Netherlands
Banking & Finance	0	35	0	35
United Kingdom
Banking & Finance	0	238	0	238
United States
Industrials	0	135	0	135

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2020 (Unaudited)

Real Estate Investment Trusts
Australia
Real Estate	0	35	0	35
Canada
Real Estate	49	0	0	49
France
Real Estate	0	485	0	485
United States
Financials	1,265	0	0	1,265
Real Estate	1,860	0	0	1,860
Sovereign Issues
Argentina	0	404	0	404
China	0	460	0	460
Kuwait	0	434	0	434
Peru	0	502	0	502
Saudi Arabia	0	486	0	486
Spain	0	61	0	61
Turkey	0	478	0	478
Venezuela	0	14	0	14
U.S. Government Agencies
United States	0	19,008	0	19,008
U.S. Treasury Obligations
United States	0	5,477	0	5,477
Warrants
United States
Communication Services	0	0	76	76
Information Technology	0	0	1	1
Short-Term Instruments
Repurchase Agreements	0	450	0	450
Short-Term Notes	0	9	0	9
Argentina Treasury Bills	0	223	0	223
	$63,957	$122,164	$154	$186,275
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$140	$0	$0	$140
Total Investments	$64,097	$122,164	$154	$186,415
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	70	0	77
Over the counter	0	239	0	239
	$7	$309	$0	$316
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(7)	0	(44)
Over the counter	0	(156)	0	(156)
	$(37)	$(163)	$0	$(200)
Total Financial Derivative Instruments	$(30)	$146	$0	$116
Totals	$64,067	$122,310	$154	$186,531

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAE Emerging Markets Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
COMMON STOCKS 96.8%
AUSTRALIA 0.0%
MATERIALS 0.0%
MMG Ltd. (a)(c)	1,096,000	$276
Total Australia		276
BRAZIL 1.8%
COMMUNICATION SERVICES 0.1%
TIM Participacoes S.A.	802,500	1,866
CONSUMER DISCRETIONARY 0.2%
Cogna Educacao	215,600	199
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	58,800	243
Guararapes Confeccoes S.A.	59,200	147
MRV Engenharia e Participacoes S.A.	81,200	233
Via Varejo S.A. (a)	481,500	1,487
		2,309
CONSUMER STAPLES 0.3%
Ambev S.A.	411,500	919
BRF S.A. (a)	242,000	792
JBS S.A.	389,100	1,432
Marfrig Global Foods S.A. (a)	282,900	768
Natura & Co. Holding S.A.	12,800	117
		4,028
ENERGY 0.2%
Cosan Ltd. 'A'	90,194	1,339
Cosan S.A.	28,700	349
Ultrapar Participacoes S.A.	56,800	195
		1,883
FINANCIALS 0.3%
Banco BTG Pactual S.A.	13,800	179
Banco do Brasil S.A.	360,200	1,900
Banco Santander Brasil S.A.	58,900	293
Porto Seguro S.A.	98,300	845
		3,217
HEALTH CARE 0.0%
Hypera S.A.	81,800	434
INDUSTRIALS 0.0%
CCR S.A.	135,600	306
Embraer S.A. (a)	159,200	177
		483
INFORMATION TECHNOLOGY 0.1%
Cielo S.A.	1,665,700	1,166
MATERIALS 0.4%
Cia Siderurgica Nacional S.A.	236,049	693
Nexa Resources S.A. (c)	94,840	502
Vale S.A.	329,639	3,470
		4,665
UTILITIES 0.2%
AES Tiete Energia S.A.	135,589	354
Centrais Eletricas Brasileiras S.A.	42,200	228

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Cia de Saneamento Basico do Estado de Sao Paulo	113,700	947
Cia de Saneamento de Minas Gerais-COPASA	22,100	184
Cia de Saneamento do Parana	90,700	411
EDP - Energias do Brasil S.A.	95,200	295
Light S.A.	61,800	160
Transmissora Alianca de Energia Eletrica S.A.	37,200	185
		2,764
Total Brazil		22,815
CHILE 0.6%
CONSUMER DISCRETIONARY 0.0%
Falabella S.A.	75,586	222
CONSUMER STAPLES 0.2%
Cencosud S.A.	1,188,437	1,741
Cia Cervecerias Unidas S.A.	28,720	185
		1,926
FINANCIALS 0.1%
Banco de Chile	6,949,349	530
Banco de Credito e Inversiones	8,909	282
Banco Santander Chile	9,424,420	328
Itau CorpBanca Chile S.A.	58,294,543	155
		1,295
MATERIALS 0.1%
CAP S.A.	149,338	1,258
UTILITIES 0.2%
AES Gener S.A.	3,954,670	609
Aguas Andinas S.A. 'A'	714,688	200
Enel Americas S.A.	7,652,380	995
Engie Energia Chile S.A.	384,234	478
Inversiones Aguas Metropolitanas S.A.	541,058	392
		2,674
Total Chile		7,375
CHINA 18.4%
COMMUNICATION SERVICES 0.6%
China Telecom Corp. Ltd. 'H'	17,000,000	5,107
China Tower Corp. Ltd.	1,062,000	185
Sohu.com Ltd. ADR (a)	95,502	1,897
		7,189
CONSUMER DISCRETIONARY 0.9%
BAIC Motor Corp. Ltd. 'H'	4,363,500	1,785
China Yongda Automobiles Services Holdings Ltd.	900,000	1,075
China ZhengTong Auto Services Holdings Ltd. (c)	919,500	90
Dongfeng Motor Group Co. Ltd. 'H'	2,422,000	1,515
GOME Retail Holdings Ltd. (a)(c)	18,442,000	2,443
Great Wall Motor Co. Ltd. 'H'	1,158,500	1,478
Shanghai Jin Jiang Capital Co. Ltd.	2,584,000	405
Vipshop Holdings Ltd. ADR (a)	118,000	1,845
		10,636
CONSUMER STAPLES 0.2%
Hengan International Group Co. Ltd.	143,000	1,047
Tingyi Cayman Islands Holding Corp.	694,000	1,229
Want Want China Holdings Ltd.	201,000	140
		2,416
ENERGY 2.1%
China Petroleum & Chemical Corp. 'H'	47,310,400	19,102
China Shenhua Energy Co. Ltd. 'H'	2,512,500	4,510
CNOOC Ltd.	667,000	642
PetroChina Co. Ltd. 'H'	4,684,000	1,378
		25,632
FINANCIALS 9.0%
Agricultural Bank of China Ltd. 'H'	22,405,000	7,030
Bank of China Ltd. 'H'	63,446,000	19,733

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Bank of Communications Co. Ltd. 'H'	9,544,000	4,600
China Cinda Asset Management Co. Ltd. 'H'	16,074,000	3,029
China CITIC Bank Corp. Ltd. 'H'	5,288,000	2,049
China Construction Bank Corp. 'H'	62,959,000	40,909
China Everbright Bank Co. Ltd. 'H'	4,405,000	1,393
China Huarong Asset Management Co. Ltd. 'H'	17,003,000	1,812
China Life Insurance Co. Ltd. 'H'	267,000	605
China Merchants Bank Co. Ltd. 'H'	349,000	1,656
China Minsheng Banking Corp. Ltd. 'H'	8,584,420	4,510
Chongqing Rural Commercial Bank Co. Ltd. 'H'	3,076,000	1,137
Industrial & Commercial Bank of China Ltd. 'H'	36,356,000	18,938
PICC Property & Casualty Co. Ltd. 'H'	1,866,000	1,311
Ping An Insurance Group Co. of China Ltd. 'H'	196,500	2,040
Postal Savings Bank of China Co. Ltd. 'H'	3,701,000	1,559
		112,311
HEALTH CARE 0.2%
China Resources Pharmaceutical Group Ltd.	3,403,000	1,755
Sihuan Pharmaceutical Holdings Group Ltd.	4,316,000	465
Sinopharm Group Co. Ltd. 'H'	348,400	736
		2,956
INDUSTRIALS 1.4%
Air China Ltd. 'H'	890,000	587
Beijing Capital International Airport Co. Ltd. 'H'	292,000	176
China Communications Construction Co. Ltd. 'H'	2,179,000	1,146
China Communications Services Corp. Ltd. 'H'	2,970,000	1,753
China Eastern Airlines Corp. Ltd. 'H' (c)	686,000	295
China International Marine Containers Group Co. Ltd. 'H' (c)	416,700	453
China Lesso Group Holdings Ltd. 'L'	1,061,000	1,927
China Machinery Engineering Corp. 'H'	349,000	72
China Railway Construction Corp. Ltd. 'H'	727,000	503
China Railway Group Ltd. 'H'	513,000	242
China Southern Airlines Co. Ltd. 'H' (c)	984,000	534
CITIC Ltd.	6,364,000	4,719
Fosun International Ltd.	1,026,500	1,202
Guangshen Railway Co. Ltd. 'H'	1,442,000	245
Metallurgical Corp. of China Ltd.	1,293,000	208
Shenzhen Expressway Co. Ltd. 'H'	148,000	129
Sinopec Engineering Group Co. Ltd. 'H'	1,424,500	527
Sinotruk Hong Kong Ltd.	247,000	637
Weichai Power Co. Ltd. 'H'	428,000	866
Yangzijiang Shipbuilding Holdings Ltd.	315,600	230
Zhejiang Expressway Co. Ltd. 'H'	962,000	698
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H'	206,400	199
		17,348
INFORMATION TECHNOLOGY 1.2%
AAC Technologies Holdings, Inc.	468,500	2,549
BYD Electronic International Co. Ltd. (c)	548,000	2,781
FIH Mobile Ltd. (c)	6,155,000	879
Lenovo Group Ltd.	10,454,000	6,912
Semiconductor Manufacturing International Corp. (a)(c)	650,000	1,522
		14,643
MATERIALS 0.8%
Angang Steel Co. Ltd. 'H'	2,442,000	657
BBMG Corp. 'H'	525,000	97
China BlueChemical Ltd. 'H'	818,000	119
China Hongqiao Group Ltd.	956,000	599
China National Building Material Co. Ltd. 'H'	6,243,400	7,957
China Oriental Group Co. Ltd.	402,000	90
China Zhongwang Holdings Ltd.	485,600	83
		9,602
REAL ESTATE 1.9%
Agile Group Holdings Ltd.	1,194,000	1,573
Beijing Capital Land Ltd. 'H'	2,270,000	389
Beijing North Star Co. Ltd. 'H'	570,000	107
China Aoyuan Group Ltd.	106,000	109
China Evergrande Group (c)	1,780,000	4,568
China SCE Group Holdings Ltd.	1,137,000	512
China Vanke Co. Ltd. 'H'	290,800	894
CIFI Holdings Group Co. Ltd.	220,000	163
Country Garden Holdings Co. Ltd.	259,000	321
Fantasia Holdings Group Co. Ltd.	790,500	155
Greentown China Holdings Ltd.	1,660,000	2,610
Guangzhou R&F Properties Co. Ltd. 'H'	2,042,600	2,645
Guorui Properties Ltd.	1,618,000	178
Kaisa Group Holdings Ltd.	2,193,000	1,128

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

KWG Property Holding Ltd.	1,326,500	2,285
Longfor Group Holdings Ltd.	103,000	584
Powerlong Real Estate Holdings Ltd.	2,700,000	2,035
Seazen Group Ltd. (c)	233,138	199
Shui On Land Ltd.	5,810,500	739
Sino-Ocean Group Holding Ltd.	3,019,000	612
SOHO China Ltd.	2,832,000	770
Times China Holdings Ltd.	286,000	399
Yuzhou Properties Co. Ltd.	1,514,000	603
Zall Smart Commerce Group Ltd. (a)(c)	3,141,000	289
		23,867
UTILITIES 0.1%
China Longyuan Power Group Corp. Ltd. 'H'	871,000	547
Datang International Power Generation Co. Ltd. 'H'	1,450,000	182
Huadian Power International Corp. Ltd. 'H'	1,496,000	386
Huaneng Power International, Inc. 'H'	1,806,000	701
		1,816
Total China		228,416
CYPRUS 0.0%
FINANCIALS 0.0%
Cairo Mezz PLC (a)(c)	209,657	18
MATERIALS 0.0%
Polymetal International PLC	8,076	176
Total Cyprus		194
GREECE 0.8%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	91,177	1,313
CONSUMER DISCRETIONARY 0.1%
OPAP S.A.	74,277	704
ENERGY 0.0%
Motor Oil Hellas Corinth Refineries S.A.	28,306	334
FINANCIALS 0.4%
Alpha Bank AE (a)	2,578,278	1,559
Eurobank Ergasias S.A. (a)(c)	2,515,890	1,107
National Bank of Greece S.A. (a)	885,528	1,109
Piraeus Bank S.A. (a)(c)	952,491	1,177
		4,952
UTILITIES 0.2%
Public Power Corp. S.A. (a)(c)	513,606	3,071
Total Greece		10,374
HONG KONG 3.2%
COMMUNICATION SERVICES 1.3%
China Mobile Ltd.	1,959,000	12,575
China Unicom Hong Kong Ltd.	5,784,000	3,797
		16,372
CONSUMER DISCRETIONARY 0.0%
China Travel International Investment Hong Kong Ltd.	2,294,000	325
FINANCIALS 0.5%
BOC Hong Kong Holdings Ltd.	610,000	1,617
China Everbright Ltd.	1,556,000	2,093
China Taiping Insurance Holdings Co. Ltd.	1,354,800	2,078
		5,788
INDUSTRIALS 0.1%
China Merchants Port Holdings Co. Ltd.	606,000	623
China State Construction International Holdings Ltd.	168,000	110
COSCO SHIPPING Ports Ltd.	678,000	389

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Shanghai Industrial Holdings Ltd.	530,000	709
		1,831
MATERIALS 0.1%
China Resources Cement Holdings Ltd.	690,000	949
REAL ESTATE 0.8%
China Jinmao Holdings Group Ltd.	822,000	458
China Overseas Grand Oceans Group Ltd.	836,000	481
China Overseas Land & Investment Ltd.	1,100,000	2,778
China Resources Land Ltd.	560,000	2,554
Poly Property Group Co. Ltd.	2,297,000	643
Shanghai Industrial Urban Development Group Ltd.	106,000	10
Shenzhen Investment Ltd.	3,208,000	942
Yuexiu Property Co. Ltd.	8,552,000	1,679
		9,545
UTILITIES 0.4%
Beijing Enterprises Holdings Ltd.	112,000	338
China Power International Development Ltd.	3,370,000	624
China Resources Power Holdings Co. Ltd.	3,900,000	4,325
Kunlun Energy Co. Ltd.	126,000	83
		5,370
Total Hong Kong		40,180
INDIA 13.8%
COMMUNICATION SERVICES 0.4%
Bharti Airtel Ltd.	175,348	1,003
Bharti Infratel Ltd.	139,330	332
Vodafone Idea Ltd. (a)	30,660,991	3,979
		5,314
CONSUMER DISCRETIONARY 3.5%
Apollo Tyres Ltd.	140,850	250
Bosch Ltd.	6,270	1,168
Hero MotoCorp Ltd.	118,302	5,050
Mahindra & Mahindra Ltd.	127,050	1,050
Motherson Sumi Systems Ltd.	913,264	1,430
Tata Motors Ltd. (a)	18,664,332	33,864
		42,812
CONSUMER STAPLES 0.0%
Tata Consumer Products Ltd.	57,029	387
ENERGY 2.9%
Bharat Petroleum Corp. Ltd.	2,100,329	10,052
Coal India Ltd.	2,722,711	4,297
Hindustan Petroleum Corp. Ltd.	800,737	1,960
Indian Oil Corp. Ltd.	7,667,107	7,687
Mangalore Refinery & Petrochemicals Ltd. (a)	227,950	80
Oil & Natural Gas Corp. Ltd.	9,246,027	8,700
Oil India Ltd.	991,773	1,206
Petronet LNG Ltd.	436,726	1,308
		35,290
FINANCIALS 1.8%
Axis Bank Ltd. (a)	35,720	207
Bank of Baroda (a)	1,217,279	678
Bank of India (a)	1,066,147	590
Canara Bank (a)	726,424	878
General Insurance Corp. of India (a)	39,714	65
ICICI Bank Ltd.	550,080	2,660
IDFC Ltd.	2,094,938	921
Indiabulls Housing Finance Ltd.	2,536,069	5,454
Indian Bank (a)	227,640	175
LIC Housing Finance Ltd.	47,000	177
Power Finance Corp. Ltd.	2,356,360	2,763
Punjab National Bank (a)	1,434,096	557
REC Ltd.	2,008,241	2,706
Shriram Transport Finance Co. Ltd.	123,374	1,041
State Bank of India	1,106,756	2,794
Union Bank of India (a)	1,972,622	654

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Yes Bank Ltd. «(a)	3,406,176	486
		22,806
HEALTH CARE 0.4%
Dr Reddy's Laboratories Ltd.	42,477	2,975
Sun Pharmaceutical Industries Ltd.	342,886	2,331
		5,306
INDUSTRIALS 0.3%
Adani Enterprises Ltd.	120,780	490
Bharat Electronics Ltd.	398,628	519
Bharat Heavy Electricals Ltd.	4,667,306	1,863
Larsen & Toubro Ltd.	23,740	291
		3,163
INFORMATION TECHNOLOGY 0.2%
HCL Technologies Ltd.	24,972	275
Infosys Ltd.	117,130	1,611
Oracle Financial Services Software Ltd.	4,839	202
Redington India Ltd.	126,830	204
Wipro Ltd.	168,024	715
		3,007
MATERIALS 3.9%
Grasim Industries Ltd.	26,723	271
Hindalco Industries Ltd.	2,184,449	5,220
Hindustan Zinc Ltd.	62,356	178
Jindal Steel & Power Ltd. (a)	2,593,286	6,620
JSW Steel Ltd.	1,033,603	3,911
National Aluminium Co. Ltd.	5,958,640	2,612
NMDC Ltd.	2,104,451	2,358
Steel Authority of India Ltd. (a)	4,916,447	2,262
Tata Chemicals Ltd.	154,765	632
Tata Steel Ltd.	1,926,983	9,444
Vedanta Ltd.	7,707,628	14,377
		47,885
UTILITIES 0.4%
Adani Power Ltd. (a)	528,500	265
GAIL India Ltd.	170,431	201
NHPC Ltd.	784,142	215
NTPC Ltd.	966,082	1,118
Power Grid Corp. of India Ltd.	272,103	600
Reliance Infrastructure Ltd. (a)	2,883,498	883
Reliance Power Ltd. (a)	2,869,248	107
Tata Power Co. Ltd.	2,544,345	1,845
		5,234
Total India		171,204
INDONESIA 0.8%
COMMUNICATION SERVICES 0.2%
Indosat Tbk PT (a)	962,000	129
Telekomunikasi Indonesia Persero Tbk PT	11,615,400	2,006
XL Axiata Tbk PT	1,357,900	186
		2,321
CONSUMER DISCRETIONARY 0.0%
Astra International Tbk PT	1,699,200	512
CONSUMER STAPLES 0.1%
Hanjaya Mandala Sampoerna Tbk PT	2,757,600	261
Indofood Sukses Makmur Tbk PT	1,571,700	758
		1,019
ENERGY 0.1%
Adaro Energy Tbk PT	15,373,500	1,181
Indo Tambangraya Megah Tbk PT	679,100	374
		1,555
FINANCIALS 0.2%
Bank Mandiri Persero Tbk PT	2,448,600	819
Bank Negara Indonesia Persero Tbk PT	2,116,500	635
Bank Rakyat Indonesia Persero Tbk PT	2,837,700	582

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Bank Tabungan Negara Persero Tbk PT	1,712,500	139
		2,175
HEALTH CARE 0.0%
Kalbe Farma Tbk PT	4,037,900	422
MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk PT	627,300	439
Semen Indonesia Persero Tbk PT	602,600	373
		812
UTILITIES 0.1%
Perusahaan Gas Negara Tbk PT	16,049,000	1,004
Total Indonesia		9,820
MALAYSIA 1.4%
COMMUNICATION SERVICES 0.2%
Axiata Group Bhd.	804,000	573
Telekom Malaysia Bhd.	2,059,300	2,051
		2,624
CONSUMER DISCRETIONARY 0.1%
DRB-Hicom Bhd.	835,200	422
Genting Bhd.	1,826,500	1,401
		1,823
CONSUMER STAPLES 0.1%
British American Tobacco Malaysia Bhd.	129,400	313
Felda Global Ventures Holdings Bhd.	2,190,700	609
		922
ENERGY 0.0%
Sapura Energy Bhd. (a)	10,936,400	265
FINANCIALS 0.5%
Alliance Bank Malaysia Bhd.	509,500	269
AMMB Holdings Bhd.	371,100	269
CIMB Group Holdings Bhd.	1,906,200	1,415
Hong Leong Financial Group Bhd.	143,500	495
Malayan Banking Bhd.	1,103,100	1,919
Public Bank Bhd.	124,700	472
RHB Bank Bhd.	797,300	878
		5,717
INDUSTRIALS 0.3%
AirAsia Group Bhd. (a)	14,435,900	2,337
Gamuda Bhd.	280,200	236
IJM Corp. Bhd.	847,100	294
MISC Bhd.	208,200	377
Sime Darby Bhd.	440,300	264
		3,508
REAL ESTATE 0.0%
Sunway Bhd.	648,414	214
UTILITIES 0.2%
Tenaga Nasional Bhd.	626,000	1,584
YTL Corp. Bhd.	673,000	110
YTL Power International Bhd.	2,868,514	460
		2,154
Total Malaysia		17,227
MEXICO 3.6%
COMMUNICATION SERVICES 1.5%
America Movil S.A.B. de C.V.	24,646,780	15,472

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Grupo Televisa S.A.B.	2,118,910	2,618
		18,090
CONSUMER DISCRETIONARY 0.0%
Alsea S.A.B. de C.V. (a)	201,600	192
CONSUMER STAPLES 0.6%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	19,643	800
Fomento Economico Mexicano, S.A.B. de C.V.	16,622	934
Gruma S.A.B. de C.V. 'B'	96,415	1,068
Grupo Bimbo S.A.B. de C.V. 'A'	1,008,100	1,886
Grupo Lala S.A.B. de C.V.	337,400	206
Industrias Bachoco S.A.B. de C.V.	74,100	235
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	296,700	471
Wal-Mart de Mexico S.A.B. de C.V.	532,800	1,278
		6,878
FINANCIALS 0.1%
Gentera S.A.B. de C.V.	416,100	118
Grupo Financiero Banorte S.A.B. de C.V. 'O' (a)	350,000	1,213
Grupo Financiero Inbursa S.A.B. de C.V. 'O' (a)	592,600	462
		1,793
INDUSTRIALS 0.2%
Alfa S.A.B. de C.V. 'A'	3,195,000	1,981
MATERIALS 1.2%
Cemex S.A.B. de C.V. (a)	13,836,530	5,244
Cemex S.A.B. de C.V. SP - ADR	1,531,427	5,819
Grupo Mexico S.A.B. de C.V. 'B'	1,057,100	2,689
Industrias Penoles S.A.B. de C.V.	81,215	1,312
Orbia Advance Corp. S.A.B. de C.V.	139,600	245
		15,309
Total Mexico		44,243
PHILIPPINES 0.5%
COMMUNICATION SERVICES 0.3%
Globe Telecom, Inc.	13,025	559
PLDT, Inc.	132,475	3,640
		4,199
FINANCIALS 0.0%
Metropolitan Bank & Trust Co.	250,434	198
INDUSTRIALS 0.1%
Alliance Global Group, Inc.	3,397,900	492
DMCI Holdings, Inc.	2,658,300	220
International Container Terminal Services, Inc.	87,650	200
JG Summit Holdings, Inc.	82,330	103
		1,015
UTILITIES 0.1%
Aboitiz Power Corp.	432,000	228
First Gen Corp.	583,200	282
Manila Electric Co.	18,450	103
		613
Total Philippines		6,025
POLAND 1.2%
COMMUNICATION SERVICES 0.3%
Orange Polska S.A. (a)	501,589	888
PLAY Communications S.A.	296,632	2,964
		3,852
ENERGY 0.1%
Polski Koncern Naftowy ORLEN S.A.	49,159	584

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Polskie Gornictwo Naftowe i Gazownictwo S.A.	704,774	922
		1,506
FINANCIALS 0.3%
Alior Bank S.A. (a)(c)	115,574	401
Bank Handlowy w Warszawie S.A. (a)	21,749	206
Bank Polska Kasa Opieki S.A.	144,840	1,887
Powszechna Kasa Oszczednosci Bank Polski S.A.	74,632	410
Powszechny Zaklad Ubezpieczen S.A.	68,324	438
		3,342
INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	28,770	517
MATERIALS 0.2%
Jastrzebska Spolka Weglowa S.A. (a)(c)	181,828	1,212
KGHM Polska Miedz S.A.	38,354	1,174
		2,386
UTILITIES 0.2%
Enea S.A. (a)	130,882	193
PGE Polska Grupa Energetyczna S.A. (a)	775,793	1,288
Tauron Polska Energia S.A. (a)	2,169,735	1,234
		2,715
Total Poland		14,318
RUSSIA 7.0%
COMMUNICATION SERVICES 1.0%
Mobile TeleSystems PJSC (c)	1,707,800	7,444
Rostelecom PJSC (c)	958,500	1,213
Sistema PJSC FC	15,117,060	4,098
		12,755
CONSUMER STAPLES 0.7%
Magnit PJSC (c)	113,387	7,244
X5 Retail Group NV GDR	42,263	1,562
		8,806
ENERGY 2.7%
Gazprom Neft PJSC	91,610	347
Gazprom Neft PJSC SP - ADR (c)	7,460	141
Gazprom PJSC	2,410,672	5,277
Gazprom PJSC SP - ADR	2,313,097	10,066
LUKOIL PJSC	60,950	3,502
Lukoil PJSC SP - ADR	99,877	5,771
Rosneft Oil Co. PJSC	221,591	1,092
Surgutneftegas OJSC SP - ADR	1,159,603	5,106
Surgutneftegas PJSC	5,156,500	2,294
		33,596
FINANCIALS 0.3%
Sberbank of Russia PJSC (a)	903,800	2,644
VTB Bank PJSC (a)	1,002,550,000	444
		3,088
INDUSTRIALS 0.1%
Aeroflot PJSC (c)	1,202,360	1,143
Globaltrans Investment PLC GDR	54,260	331
		1,474
MATERIALS 1.4%
Alrosa PJSC	2,129,100	2,020
Magnitogorsk Iron & Steel Works PJSC	3,419,700	1,697
Mechel PJSC (a)	546,820	433
MMC Norilsk Nickel PJSC	15,820	3,822
MMC Norilsk Nickel PJSC ADR	100,570	2,426
Novolipetsk Steel PJSC	1,291,530	2,851
PhosAgro PJSC	5,385	198
PhosAgro PJSC GDR	45,620	549

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Severstal PAO	297,034	3,782
		17,778
REAL ESTATE 0.1%
LSR Group PJSC	48,754	535
UTILITIES 0.7%
Federal Grid Co. Unified Energy System PJSC (c)	667,130,000	1,693
Inter RAO UES PJSC	9,394,000	677
OGK-2 PJSC	81,739,000	813
Rosseti PJSC	97,932,012	1,855
RusHydro PJSC (a)	332,982,000	3,253
Unipro PJSC (c)	21,463,000	766
		9,057
Total Russia		87,089
SOUTH AFRICA 3.8%
COMMUNICATION SERVICES 0.7%
MTN Group Ltd.	1,842,272	6,181
Telkom S.A. SOC Ltd.	897,904	1,405
Vodacom Group Ltd.	78,321	574
		8,160
CONSUMER DISCRETIONARY 0.2%
Motus Holdings Ltd.	253,470	650
Pepkor Holdings Ltd.	372,516	248
Truworths International Ltd. (c)	344,280	641
Woolworths Holdings Ltd.	673,781	1,413
		2,952
CONSUMER STAPLES 0.1%
Massmart Holdings Ltd.	98,846	186
Shoprite Holdings Ltd. (c)	55,226	451
Tiger Brands Ltd.	83,737	954
		1,591
ENERGY 0.0%
Exxaro Resources Ltd. (c)	37,414	277
FINANCIALS 1.0%
Absa Group Ltd.	397,100	2,104
FirstRand Ltd.	682,100	1,674
Investec Ltd.	165,754	311
Liberty Holdings Ltd.	181,761	616
Momentum Metropolitan Holdings	1,643,479	1,521
Nedbank Group Ltd.	327,912	1,962
Ninety One Ltd. (a)	92,622	244
Sanlam Ltd.	48,577	150
Standard Bank Group Ltd.	645,897	4,148
		12,730
HEALTH CARE 0.4%
Aspen Pharmacare Holdings Ltd. (a)	269,940	1,927
Life Healthcare Group Holdings Ltd.	348,320	354
Netcare Ltd.	3,272,987	2,525
		4,806
INDUSTRIALS 0.1%
Barloworld Ltd.	271,322	992
MATERIALS 1.3%
AngloGold Ashanti Ltd.	29,260	766
Gold Fields Ltd.	256,950	3,143
Gold Fields Ltd. SP - ADR	542,816	6,671
Kumba Iron Ore Ltd.	60,271	1,780
Sappi Ltd.	516,793	819
Sasol Ltd. (a)	265,589	2,042

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Sibanye Stillwater Ltd.	333,289	925
		16,146
Total South Africa		47,654
SOUTH KOREA 20.0%
COMMUNICATION SERVICES 1.2%
KT Corp.	130,773	2,559
KT Corp. SP - ADR	581,544	5,589
LG Uplus Corp.	461,303	4,532
SK Telecom Co. Ltd.	3,046	619
SK Telecom Co. Ltd. SP - ADR	72,451	1,624
		14,923
CONSUMER DISCRETIONARY 5.0%
Hankook Tire & Technology Co. Ltd.	63,792	1,719
Hyundai Department Store Co. Ltd.	26,161	1,258
Hyundai Mobis Co. Ltd.	16,899	3,315
Hyundai Motor Co.	148,032	22,548
Hyundai Wia Corp.	30,024	1,038
Kia Motors Corp.	428,176	17,171
Kumho Tire Co., Inc. (a)	45,350	143
LG Electronics, Inc.	118,525	9,284
LOTTE Himart Co. Ltd.	54,092	1,397
Lotte Shopping Co. Ltd.	40,387	2,708
Mando Corp.	24,239	738
Shinsegae, Inc.	2,261	409
		61,728
CONSUMER STAPLES 0.7%
Amorepacific Corp.	19,568	815
CJ CheilJedang Corp.	4,586	1,548
E-MART, Inc.	31,418	3,796
Harim Holdings Co. Ltd.	27,509	154
Hite Jinro Co. Ltd.	25,470	788
KT&G Corp.	20,389	1,440
		8,541
ENERGY 0.2%
GS Holdings Corp.	68,732	1,820
SK Gas Ltd.	4,501	375
SK Innovation Co. Ltd.	3,682	437
		2,632
FINANCIALS 3.0%
BNK Financial Group, Inc.	424,880	1,838
DB Insurance Co. Ltd.	49,215	1,902
DGB Financial Group, Inc.	166,723	781
Hana Financial Group, Inc.	142,016	3,412
Hanwha Life Insurance Co. Ltd.	1,403,294	1,831
Hyundai Marine & Fire Insurance Co. Ltd.	96,575	1,848
Industrial Bank of Korea	264,402	1,806
JB Financial Group Co. Ltd.	224,300	864
KB Financial Group, Inc.	175,494	5,651
Meritz Financial Group, Inc.	19,200	149
Meritz Fire & Marine Insurance Co. Ltd.	29,820	328
Samsung Card Co. Ltd.	42,511	1,026
Samsung Fire & Marine Insurance Co. Ltd.	12,322	1,920
Samsung Life Insurance Co. Ltd.	101,544	5,299
Shinhan Financial Group Co. Ltd.	346,775	8,136
		36,791
INDUSTRIALS 2.7%
Asiana Airlines, Inc. (a)	227,130	756
CJ Corp.	34,585	2,401
Daelim Industrial Co. Ltd.	11,150	737
Doosan Bobcat, Inc.	6,225	144
Doosan Co. Ltd.	33,090	1,324
Doosan Heavy Industries & Construction Co. Ltd.	745,653	8,524
Doosan Infracore Co. Ltd. (a)(c)	429,606	3,214
Hanwha Corp.	223,315	4,802
Hyundai Engineering & Construction Co. Ltd.	144,316	3,746
Hyundai Glovis Co. Ltd.	984	121
KCC Corp.	5,474	682
KCC Glass Corp. (a)	1	0
Korean Air Lines Co. Ltd.	71,169	1,144
LG International Corp.	94,005	1,239
LS Corp.	39,925	1,792

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Samsung C&T Corp.	19,618	1,761
SK Networks Co. Ltd.	443,939	1,802
		34,189
INFORMATION TECHNOLOGY 4.7%
LG Display Co. Ltd.	708,660	9,283
Samsung Electronics Co. Ltd.	919,505	45,648
SK Hynix, Inc.	48,305	3,463
		58,394
MATERIALS 1.6%
Dongkuk Steel Mill Co. Ltd.	123,026	667
Hanwha Chemical Corp.	54,760	1,796
Hyundai Steel Co.	135,449	2,847
Kolon Industries, Inc.	31,801	1,024
Korea Petrochemical Ind Co. Ltd.	17,590	2,502
Lotte Chemical Corp.	9,579	1,606
OCI Co. Ltd.	4,380	212
POSCO	56,667	9,487
Taekwang Industrial Co. Ltd.	240	133
		20,274
UTILITIES 0.9%
Korea Electric Power Corp.	597,797	10,416
Korea Gas Corp.	9,728	204
		10,620
Total South Korea		248,092
TAIWAN 15.2%
COMMUNICATION SERVICES 0.2%
Chunghwa Telecom Co. Ltd.	452,000	1,671
Far EasTone Telecommunications Co. Ltd.	334,000	705
		2,376
CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	657,000	841
Far Eastern Department Stores Ltd.	879,000	743
Formosa Taffeta Co. Ltd.	368,000	399
Pou Chen Corp.	2,755,000	2,502
Ruentex Industries Ltd.	309,000	693
Yulon Motor Co. Ltd.	803,000	642
		5,820
CONSUMER STAPLES 0.1%
Uni-President Enterprises Corp.	794,640	1,721
FINANCIALS 2.1%
Cathay Financial Holding Co. Ltd.	2,910,581	3,896
Chang Hwa Commercial Bank Ltd.	541,357	326
China Development Financial Holding Corp.	2,210,000	654
China Life Insurance Co. Ltd.	1,807,964	1,248
CTBC Financial Holding Co. Ltd.	2,686,000	1,716
E.Sun Financial Holding Co. Ltd.	385,208	343
First Financial Holding Co. Ltd.	1,450,800	1,035
Fubon Financial Holding Co. Ltd.	2,482,000	3,612
Hua Nan Financial Holdings Co. Ltd. 'C'	1,006,542	617
Mega Financial Holding Co. Ltd.	2,966,658	2,863
Mercuries Life Insurance Co. Ltd. (a)	294,082	92
Shanghai Commercial & Savings Bank Ltd.	473,511	639
Shin Kong Financial Holding Co. Ltd.	14,573,764	4,073
SinoPac Financial Holdings Co. Ltd.	3,960,494	1,493
Taishin Financial Holding Co. Ltd.	1,455,474	648
Taiwan Business Bank	581,000	193
Taiwan Cooperative Financial Holding Co. Ltd.	1,331,465	901
Yuanta Financial Holding Co. Ltd.	3,142,360	1,946
		26,295
INDUSTRIALS 0.4%
China Airlines Ltd.	3,590,000	1,032
Eva Airways Corp.	1,911,686	707
Far Eastern New Century Corp.	1,029,520	904
Teco Electric and Machinery Co. Ltd.	881,000	910

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Walsin Lihwa Corp.	1,383,000	771
		4,324
INFORMATION TECHNOLOGY 11.6%
Acer, Inc.	2,762,000	2,380
Asustek Computer, Inc.	1,181,000	10,391
AU Optronics Corp.	40,793,000	15,888
Catcher Technology Co. Ltd.	61,000	385
Chicony Electronics Co. Ltd.	243,225	710
Compal Electronics, Inc.	6,318,000	4,178
Delta Electronics, Inc.	316,000	2,075
Foxconn Technology Co. Ltd.	648,000	1,158
Hon Hai Precision Industry Co. Ltd.	5,249,316	14,113
Innolux Corp.	32,817,000	10,712
Inventec Corp.	5,430,000	4,230
Lite-On Technology Corp.	1,680,035	2,691
MediaTek, Inc.	243,000	5,149
Nanya Technology Corp.	154,000	310
Novatek Microelectronics Corp.	150,000	1,384
Pegatron Corp.	3,424,000	7,603
Powertech Technology, Inc.	609,000	1,831
Quanta Computer, Inc.	1,563,000	4,104
Synnex Technology International Corp.	506,650	726
Taiwan Semiconductor Manufacturing Co. Ltd.	1,883,195	28,331
United Microelectronics Corp.	19,577,000	19,310
Winbond Electronics Corp.	480,000	234
Wistron Corp.	3,654,515	3,790
WPG Holdings Ltd.	1,352,320	1,824
Zhen Ding Technology Holding Ltd.	215,000	944
		144,451
MATERIALS 0.3%
Asia Cement Corp.	205,000	295
China Steel Corp.	1,996,000	1,414
Formosa Chemicals & Fibre Corp.	149,000	351
Nan Ya Plastics Corp.	293,000	606
Taiwan Cement Corp.	386,051	555
		3,221
REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	129,000	203
Highwealth Construction Corp.	88,000	132
		335
Total Taiwan		188,543
THAILAND 2.2%
COMMUNICATION SERVICES 0.1%
Advanced Info Service PCL	80,400	436
Total Access Communication PCL	224,500	229
		665
CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	1,309,900	1,161
Thai Union Group PCL 'F'	232,500	103
		1,264
ENERGY 0.5%
Bangchak Corp. PCL	720,400	342
Banpu PCL (c)	2,973,100	549
IRPC PCL	2,351,500	143
PTT Exploration & Production PCL	217,900	545
PTT PCL	2,238,400	2,272
Star Petroleum Refining PCL	13,427,800	2,361
Thai Oil PCL	121,000	123
		6,335
FINANCIALS 1.0%
Bangkok Bank PCL	697,700	2,126
Kasikornbank PCL	811,200	1,981
Kiatnakin Bank PCL	227,100	268
Krung Thai Bank PCL	6,519,175	1,825
Siam Commercial Bank PCL	1,502,900	3,095
Thanachart Capital PCL	2,127,704	1,958
Tisco Financial Group PCL	160,900	325

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

TMB Bank PCL	14,416,000	407
		11,985
INDUSTRIALS 0.3%
Delta Electronics Thailand PCL (c)	734,197	3,626
MATERIALS 0.2%
PTT Global Chemical PCL	900,100	1,123
Siam Cement PCL	157,900	1,608
		2,731
REAL ESTATE 0.0%
Pruksa Holding PCL	704,300	241
UTILITIES 0.0%
Ratch Group PCL	52,200	83
Total Thailand		26,930
TURKEY 2.4%
COMMUNICATION SERVICES 0.2%
Turk Telekomunikasyon A/S (c)	1,201,810	1,104
Turkcell Iletisim Hizmetleri A/S (c)	646,892	1,261
		2,365
CONSUMER DISCRETIONARY 0.2%
Arcelik A/S (c)	194,507	624
Tofas Turk Otomobil Fabrikasi A/S	383,518	1,219
Vestel Elektronik Sanayi ve Ticaret A/S (a)(c)	174,139	390
		2,233
CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	226,697	605
Coca-Cola Icecek A/S	34,060	198
Migros Ticaret A/S (a)(c)	181,867	970
		1,773
ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S (c)	75,390	774
FINANCIALS 1.4%
Akbank T.A.S.	4,415,765	2,909
Haci Omer Sabanci Holding A/S	4,860,670	5,222
Turkiye Garanti Bankasi A/S	3,673,670	3,358
Turkiye Halk Bankasi A/S (c)	3,592,560	2,380
Turkiye Is Bankasi 'C'	2,944,520	2,038
Turkiye Vakiflar Bankasi TAO 'D' (c)	1,654,540	882
Yapi ve Kredi Bankasi A/S (a)(c)	3,383,572	934
		17,723
INDUSTRIALS 0.3%
AG Anadolu Grubu Holding A.S. (a)	237,198	581
Enka Insaat ve Sanayi A/S	422,390	385
KOC Holding A/S	272,910	517
TAV Havalimanlari Holding A/S (c)	92,881	184
Turk Hava Yollari AO (a)(c)	968,540	1,305
Turkiye Sise ve Cam Fabrikalari A/S (c)	393,383	373
		3,345
MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	980,015	1,201
UTILITIES 0.0%
Enerjisa Enerji A/S	355,298	410
Total Turkey		29,824
UNITED KINGDOM 0.0%
MATERIALS 0.0%
Evraz PLC	58,942	262

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Total United Kingdom		262
UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Nexteer Automotive Group Ltd.	810,000	567
Total United States		567
Total Common Stocks (Cost $1,123,212)		1,201,428
PREFERRED STOCKS 2.2%
BRAZIL 2.1%
BANKING & FINANCE 0.8%
Banco Bradesco S.A.	1,825,901	6,311
Banco do Estado do Rio Grande do Sul S.A.	507,000	1,077
Itau Unibanco Holding S.A.	750,889	3,008
		10,396
COMMUNICATION SERVICES 0.3%
Telefonica Brasil S.A.	395,800	3,060
INDUSTRIALS 0.5%
Braskem S.A.	188,600	698
Gerdau S.A.	200,938	745
Metalurgica Gerdau S.A.	2,470,300	4,135
		5,578
UTILITIES 0.5%
Cia de Transmissao de Energia Eletrica Paulista	49,900	194
Cia Energetica de Minas Gerais	350,386	630
Cia Energetica de Sao Paulo	330,800	1,664
Cia Paranaense de Energia	297,700	3,287
Petroleo Brasileiro S.A.	191,200	668
		6,443
Total Brazil		25,477
CHILE 0.0%
INDUSTRIALS 0.0%
Embotelladora Andina S.A.	253,006	559
Total Chile		559
RUSSIA 0.1%
UTILITIES 0.1%
Bashneft PJSC	21,929	348
Transneft PJSC	710	1,348
		1,696
Total Russia		1,696
Total Preferred Stocks (Cost $25,031)		27,732
REAL ESTATE INVESTMENT TRUSTS 0.4%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion S.A. de C.V.	401,300	317
Total Mexico		317
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	351,025	256

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Resilient REIT Ltd.	2,546	6
		262
Total South Africa		262
TURKEY 0.4%
REAL ESTATE 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	19,673,843	4,378
Total Turkey		4,378
Total Real Estate Investment Trusts (Cost $4,879)		4,957
RIGHTS 0.0%
THAILAND 0.0%
MATERIALS 0.0%
Siam Cement PCL - Exp. 09/30/20 (a)	22,255	0
Total Rights (Cost $0)		0
WARRANTS 0.0%
UNITED KINGDOM 0.0%
FINANCIALS 0.0%
HSBC Bank PLC - Exp. 11/09/2020	64,320	490
Total Warrants (Cost $463)		490
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.7%		8,848
Total Short-Term Instruments (Cost $8,848)		8,848
Total Investments in Securities (Cost $1,162,433)		1,243,455
	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
MUTUAL FUNDS 3.2%
PIMCO Government Money Market Fund 0.160% (b)(c)(d)	39,458,464	39,458
Total Short-Term Instruments (Cost $39,458)		39,458
Total Investments in Affiliates (Cost $39,458)		39,458
Total Investments 103.3% (Cost $1,201,891)		$1,282,913
Other Assets and Liabilities, net (3.3)%		(41,237)
Net Assets 100.0%		$1,241,676

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $35,633 were out on loan in exchange for $39,052 of cash collateral as of September 30, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$8,848	U.S. Treasury Notes 1.750% due 07/31/2021		$(9,025)	$8,848	$8,848
Total Repurchase Agreements							$(9,025)	$8,848	$8,848
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received	Asset		Liability
SSB		10/2020		$989	HKD	7,667	$0		$0
Total Forward Foreign Currency Contracts							$0	$0
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Australia
	Materials				$0	$276	$0	$276
Brazil
	Communication Services				1,866	0	0	1,866
	Consumer Discretionary				2,309	0	0	2,309
	Consumer Staples				4,028	0	0	4,028
	Energy				1,883	0	0	1,883
	Financials				3,217	0	0	3,217
	Health Care				434	0	0	434
	Industrials				483	0	0	483
	Information Technology				1,166	0	0	1,166
	Materials				4,665	0	0	4,665
	Utilities				2,764	0	0	2,764
Chile
	Consumer Discretionary				0	222	0	222
	Consumer Staples				0	1,926	0	1,926
	Financials				155	1,140	0	1,295
	Materials				1,258	0	0	1,258
	Utilities				809	1,865	0	2,674
China
	Communication Services				1,897	5,292	0	7,189
	Consumer Discretionary				1,845	8,791	0	10,636
	Consumer Staples				0	2,416	0	2,416
	Energy				0	25,632	0	25,632
	Financials				0	112,311	0	112,311
	Health Care				0	2,956	0	2,956
	Industrials				0	17,348	0	17,348
	Information Technology				0	14,643	0	14,643
	Materials				0	9,602	0	9,602
	Real Estate				0	23,867	0	23,867
	Utilities				0	1,816	0	1,816
Cyprus
	Financials				18	0	0	18
	Materials				0	176	0	176
Greece

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Communication Services	0	1,313	0	1,313
Consumer Discretionary	0	704	0	704
Energy	0	334	0	334
Financials	0	4,952	0	4,952
Utilities	0	3,071	0	3,071
Hong Kong
Communication Services	0	16,372	0	16,372
Consumer Discretionary	0	325	0	325
Financials	0	5,788	0	5,788
Industrials	0	1,831	0	1,831
Materials	0	949	0	949
Real Estate	0	9,545	0	9,545
Utilities	0	5,370	0	5,370
India
Communication Services	0	5,314	0	5,314
Consumer Discretionary	0	42,812	0	42,812
Consumer Staples	0	387	0	387
Energy	0	35,290	0	35,290
Financials	0	22,320	486	22,806
Health Care	0	5,306	0	5,306
Industrials	0	3,163	0	3,163
Information Technology	0	3,007	0	3,007
Materials	0	47,885	0	47,885
Utilities	107	5,127	0	5,234
Indonesia
Communication Services	0	2,321	0	2,321
Consumer Discretionary	0	512	0	512
Consumer Staples	0	1,019	0	1,019
Energy	0	1,555	0	1,555
Financials	0	2,175	0	2,175
Health Care	0	422	0	422
Materials	0	812	0	812
Utilities	0	1,004	0	1,004
Malaysia
Communication Services	0	2,624	0	2,624
Consumer Discretionary	0	1,823	0	1,823
Consumer Staples	0	922	0	922
Energy	0	265	0	265
Financials	0	5,717	0	5,717
Industrials	0	3,508	0	3,508
Real Estate	0	214	0	214
Utilities	0	2,154	0	2,154
Mexico
Communication Services	18,090	0	0	18,090
Consumer Discretionary	192	0	0	192
Consumer Staples	6,878	0	0	6,878
Financials	1,793	0	0	1,793
Industrials	1,981	0	0	1,981
Materials	15,309	0	0	15,309
Philippines
Communication Services	0	4,199	0	4,199
Financials	0	198	0	198
Industrials	0	1,015	0	1,015
Utilities	0	613	0	613
Poland
Communication Services	0	3,852	0	3,852
Energy	0	1,506	0	1,506
Financials	0	3,342	0	3,342
Information Technology	0	517	0	517
Materials	0	2,386	0	2,386
Utilities	0	2,715	0	2,715
Russia
Communication Services	0	12,755	0	12,755
Consumer Staples	183	8,623	0	8,806
Energy	24	33,572	0	33,596
Financials	0	3,088	0	3,088
Industrials	331	1,143	0	1,474
Materials	690	17,088	0	17,778
Real Estate	0	535	0	535
Utilities	0	9,057	0	9,057
South Africa
Communication Services	0	8,160	0	8,160
Consumer Discretionary	889	2,063	0	2,952
Consumer Staples	1,405	186	0	1,591
Energy	0	277	0	277
Financials	1,521	11,209	0	12,730
Health Care	2,525	2,281	0	4,806
Industrials	0	992	0	992
Materials	7,490	8,656	0	16,146
South Korea
Communication Services	7,213	7,710	0	14,923
Consumer Discretionary	0	61,728	0	61,728
Consumer Staples	0	8,541	0	8,541
Energy	0	2,632	0	2,632
Financials	0	36,791	0	36,791
Industrials	0	34,189	0	34,189

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2020 (Unaudited)

Information Technology	0	58,394	0	58,394
Materials	0	20,274	0	20,274
Utilities	0	10,620	0	10,620
Taiwan
Communication Services	0	2,376	0	2,376
Consumer Discretionary	0	5,820	0	5,820
Consumer Staples	0	1,721	0	1,721
Financials	0	26,295	0	26,295
Industrials	0	4,324	0	4,324
Information Technology	0	144,451	0	144,451
Materials	0	3,221	0	3,221
Real Estate	0	335	0	335
Thailand
Communication Services	0	665	0	665
Consumer Staples	0	1,264	0	1,264
Energy	0	6,335	0	6,335
Financials	0	11,985	0	11,985
Industrials	3,626	0	0	3,626
Materials	0	2,731	0	2,731
Real Estate	0	241	0	241
Utilities	0	83	0	83
Turkey
Communication Services	0	2,365	0	2,365
Consumer Discretionary	0	2,233	0	2,233
Consumer Staples	970	803	0	1,773
Energy	0	774	0	774
Financials	0	17,723	0	17,723
Industrials	954	2,391	0	3,345
Materials	0	1,201	0	1,201
Utilities	410	0	0	410
United Kingdom
Materials	0	262	0	262
United States
Consumer Discretionary	0	567	0	567
Preferred Stocks
Brazil
Banking & Finance	10,396	0	0	10,396
Communication Services	3,060	0	0	3,060
Industrials	5,578	0	0	5,578
Utilities	6,443	0	0	6,443
Chile
Industrials	559	0	0	559
Russia
Utilities	0	1,696	0	1,696
Real Estate Investment Trusts
Mexico
Real Estate	317	0	0	317
South Africa
Real Estate	0	262	0	262
Turkey
Real Estate	0	4,378	0	4,378
Warrants
United Kingdom
Financials	0	490	0	490
Short-Term Instruments
Repurchase Agreements	0	8,848	0	8,848
	$127,731	$1,115,238	$486	$1,243,455
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	39,458	0	0	39,458
Total Investments	$167,189	$1,115,238	$486	$1,282,913

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAE Global ex-US Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$124
Total Short-Term Instruments (Cost $124)		124
Total Investments in Securities (Cost $124)		124
	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	1,950,816	15,685
PIMCO RAE International Fund	6,147,608	51,271
Total Mutual Funds (Cost $75,582)		66,956
Total Investments in Affiliates (Cost $75,582)		66,956
Total Investments 100.1% (Cost $75,706)		$67,080
Other Assets and Liabilities, net (0.1)%		(71)
Net Assets 100.0%		$67,009

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$124	U.S. Treasury Notes 1.750% due 07/31/2021		$(127)	$124	$124
Total Repurchase Agreements							$(127)	$124	$124
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$124	$0	$124
					$0	$124	$0	$124
Investments in Affiliates, at Value
Mutual Funds
United States					66,956	0	0	66,956
Total Investments					$66,956	$124	$0	$67,080

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAE Global Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$414
Total Short-Term Instruments (Cost $414)		414
Total Investments in Securities (Cost $414)		414

INVESTMENTS IN AFFILIATES 100.8%
MUTUAL FUNDS (a) 100.8%
UNITED STATES 100.8%
PIMCO RAE Emerging Markets Fund	4,494,369	36,135
PIMCO RAE International Fund	14,167,550	118,157
PIMCO RAE US Fund	12,212,898	125,671
Total Mutual Funds (Cost $272,122)		279,963
Total Investments in Affiliates (Cost $272,122)		279,963
Total Investments 100.9% (Cost $272,536)		$280,377
Other Assets and Liabilities, net (0.9)%		(2,549)
Net Assets 100.0%		$277,828

Schedule of Investments PIMCO RAE Global Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$414	U.S. Treasury Notes 1.750% due 07/31/2021		$(422)	$414	$414
Total Repurchase Agreements							$(422)	$414	$414
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$414	$0	$414
					$0	$414	$0	$414
Investments in Affiliates, at Value
Mutual Funds
United States					279,963	0	0	279,963
Total Investments					$279,963	$414	$0	$280,377

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAE International Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
COMMON STOCKS 98.4%
AUSTRALIA 5.5%
COMMUNICATION SERVICES 0.4%
Telstra Corp. Ltd.	2,165,424	$4,336
CONSUMER DISCRETIONARY 0.4%
Crown Resorts Ltd.	154,773	983
Star Entertainment Grp Ltd.	86,698	191
Wesfarmers Ltd.	78,020	2,494
		3,668
CONSUMER STAPLES 0.6%
Coca-Cola Amatil Ltd.	85,748	587
Coles Group Ltd.	135,322	1,649
Metcash Ltd.	500,440	994
Woolworths Group Ltd.	119,713	3,130
		6,360
ENERGY 0.1%
Woodside Petroleum Ltd.	39,631	503
FINANCIALS 2.5%
AMP Ltd.	1,745,807	1,644
Australia & New Zealand Banking Group Ltd.	405,458	5,058
Bank of Queensland Ltd.	126,598	523
Bendigo & Adelaide Bank Ltd.	100,246	437
Commonwealth Bank of Australia	125,632	5,781
Macquarie Group Ltd.	14,196	1,230
National Australia Bank Ltd.	212,183	2,726
QBE Insurance Group Ltd.	71,656	446
Suncorp Group Ltd.	312,634	1,908
Westpac Banking Corp.	428,037	5,205
		24,958
HEALTH CARE 0.1%
Healius Ltd.	121,084	313
Ramsay Health Care Ltd.	6,915	330
Sonic Healthcare Ltd.	8,778	208
		851
INDUSTRIALS 0.3%
Aurizon Holdings Ltd.	397,857	1,224
Brambles Ltd.	56,850	432
CIMIC Group Ltd.	19,512	261
Downer EDI Ltd.	135,796	432
Qantas Airways Ltd.	246,284	722
		3,071
MATERIALS 1.0%
BHP Group Ltd.	147,926	3,821
BHP Group PLC	79,169	1,689
BlueScope Steel Ltd.	22,652	209
Fortescue Metals Group Ltd.	348,294	4,092
Incitec Pivot Ltd.	276,819	406
Orica Ltd.	33,771	376
		10,593
REAL ESTATE 0.0%
Lendlease Corp Ltd.	34,581	276
UTILITIES 0.1%
AGL Energy Ltd.	108,842	1,063

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Total Australia		55,679
AUSTRIA 0.2%
FINANCIALS 0.1%
Erste Group Bank AG (a)	22,237	466
Raiffeisen Bank International AG (a)	13,257	203
		669
INDUSTRIALS 0.0%
Andritz AG	8,042	248
MATERIALS 0.1%
voestalpine AG	42,496	1,120
Total Austria		2,037
BELGIUM 0.9%
COMMUNICATION SERVICES 0.1%
Proximus SADP	32,489	593
CONSUMER STAPLES 0.2%
Anheuser-Busch InBev S.A. NV	31,130	1,676
Colruyt S.A.	2,819	183
		1,859
FINANCIALS 0.3%
Ageas S.A.	35,695	1,461
KBC Group NV	33,089	1,659
		3,120
HEALTH CARE 0.2%
UCB S.A.	19,947	2,265
INDUSTRIALS 0.0%
bpost S.A.	24,683	216
MATERIALS 0.1%
Solvay S.A.	8,372	720
Total Belgium		8,773
CANADA 5.1%
COMMUNICATION SERVICES 0.2%
BCE, Inc.	19,794	821
Corus Entertainment, Inc. 'B'	84,673	184
Shaw Communications, Inc. 'B'	21,909	400
TELUS Corp.	55,955	984
		2,389
CONSUMER DISCRETIONARY 0.9%
Canadian Tire Corp. Ltd. 'A'	13,684	1,378
Magna International, Inc.	162,703	7,445
		8,823
CONSUMER STAPLES 0.3%
Empire Co. Ltd. 'A'	14,564	423
George Weston Ltd.	24,682	1,815
Loblaw Cos. Ltd.	11,972	627
		2,865
ENERGY 0.5%
ARC Resources Ltd. (c)	239,572	1,070
Crescent Point Energy Corp.	683,749	827
Inter Pipeline Ltd.	19,186	188
MEG Energy Corp. (a)	70,541	147
Peyto Exploration & Development Corp. (c)	143,480	268
Suncor Energy, Inc.	121,084	1,479

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

TC Energy Corp.	25,658	1,077
		5,056
FINANCIALS 1.9%
Bank of Montreal	39,517	2,310
Bank of Nova Scotia	53,925	2,240
Brookfield Asset Management, Inc. 'A'	10,978	363
Canadian Imperial Bank of Commerce	18,027	1,348
CI Financial Corp.	79,242	1,005
Genworth MI Canada, Inc.	6,898	179
Great-West Lifeco, Inc. (e)	13,719	268
IGM Financial, Inc.	7,786	179
Laurentian Bank of Canada	9,387	193
Manulife Financial Corp.	30,046	418
National Bank of Canada	26,248	1,304
Onex Corp.	13,032	581
Power Corp. of Canada (c)	122,053	2,391
Royal Bank of Canada	42,100	2,956
Sun Life Financial, Inc.	24,985	1,018
Toronto-Dominion Bank	62,475	2,893
		19,646
INDUSTRIALS 0.5%
Air Canada (a)	91,750	1,081
Canadian National Railway Co.	3,032	323
Canadian Pacific Railway Ltd.	1,809	550
TFI International, Inc.	4,157	174
Thomson Reuters Corp.	35,710	2,850
		4,978
MATERIALS 0.4%
Canfor Corp. (a)	54,933	618
Kinross Gold Corp. (a)	51,128	451
Lundin Mining Corp.	31,507	176
Norbord, Inc.	27,225	805
Teck Resources Ltd. 'B'	87,681	1,221
Turquoise Hill Resources Ltd. (a)	403,420	342
Yamana Gold, Inc.	148,707	845
		4,458
UTILITIES 0.4%
Atco Ltd. 'I'	36,674	1,060
Canadian Utilities Ltd. 'A'	21,834	521
Fortis, Inc.	5,262	215
Hydro One Ltd.	33,533	711
TransAlta Corp.	176,460	1,085
		3,592
Total Canada		51,807
DENMARK 0.7%
CONSUMER DISCRETIONARY 0.1%
Pandora A/S	8,468	611
CONSUMER STAPLES 0.1%
Carlsberg A/S 'B'	5,236	705
FINANCIALS 0.1%
Danske Bank A/S	117,669	1,591
HEALTH CARE 0.0%
Novo Nordisk A/S 'B'	6,320	438
INDUSTRIALS 0.4%
AP Moller - Maersk A/S 'B'	1,140	1,802
ISS A/S	136,789	1,801
Vestas Wind Systems A/S	3,602	582
		4,185
Total Denmark		7,530
FINLAND 0.9%
FINANCIALS 0.6%
Nordea Bank Abp (a)	882,853	6,709

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

INDUSTRIALS 0.1%
Kone Oyj 'B'	8,824	775
INFORMATION TECHNOLOGY 0.1%
Nokia Oyj	135,652	531
MATERIALS 0.1%
Stora Enso Oyj 'R'	17,998	282
UPM-Kymmene Oyj	24,565	747
		1,029
UTILITIES 0.0%
Fortum Oyj	10,096	204
Total Finland		9,248
FRANCE 8.4%
COMMUNICATION SERVICES 0.7%
Bollore S.A.	55,707	207
Eutelsat Communications S.A.	27,176	265
Lagardere S.C.A. (c)	36,703	907
Orange S.A.	359,569	3,745
Publicis Groupe S.A.	19,401	625
Vivendi S.A.	40,517	1,132
		6,881
CONSUMER DISCRETIONARY 1.6%
Cie Generale des Etablissements Michelin S.C.A.	12,711	1,365
Elior Group S.A.	35,040	163
Faurecia SE	4,363	188
LVMH Moet Hennessy Louis Vuitton SE	2,048	958
Peugeot S.A.	50,301	912
Renault S.A.	72,732	1,887
Sodexo S.A.	2,782	198
Valeo S.A.	355,710	10,923
		16,594
CONSUMER STAPLES 0.7%
Carrefour S.A.	274,673	4,389
Casino Guichard Perrachon S.A. (c)	69,053	1,676
Danone S.A.	9,330	604
		6,669
ENERGY 0.2%
Total SE	67,331	2,312
FINANCIALS 1.1%
AXA S.A.	125,295	2,319
BNP Paribas S.A.	129,275	4,676
CNP Assurances	15,354	193
Credit Agricole S.A.	106,699	931
Eurazeo S.A.	3,555	192
Natixis S.A.	318,055	715
SCOR SE	8,457	235
Societe Generale S.A.	163,682	2,173
		11,434
HEALTH CARE 0.6%
Sanofi	57,283	5,741
INDUSTRIALS 1.9%
Air France-KLM (a)(c)	741,343	2,554
Alstom S.A.	12,786	639
Bouygues S.A.	44,247	1,529
Bureau Veritas S.A.	8,312	187
Cie de Saint-Gobain	98,475	4,125
Eiffage S.A.	12,408	1,013
Rexel S.A.	348,330	4,367
Schneider Electric SE	30,823	3,831

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Vinci S.A.	17,409	1,455
		19,700
INFORMATION TECHNOLOGY 0.1%
Atos SE	9,681	778
Capgemini SE	2,398	308
		1,086
MATERIALS 0.1%
Air Liquide S.A.	6,212	985
Arkema S.A.	2,315	245
		1,230
UTILITIES 1.4%
Electricite de France S.A.	393,942	4,161
Engie S.A.	489,762	6,545
Suez S.A.	108,651	2,008
Veolia Environnement S.A.	71,585	1,544
		14,258
Total France		85,905
GERMANY 11.6%
COMMUNICATION SERVICES 0.6%
Deutsche Telekom AG	285,107	4,747
ProSiebenSat.1 Media SE	45,595	598
Telefonica Deutschland Holding AG	136,185	348
		5,693
CONSUMER DISCRETIONARY 1.8%
adidas AG	2,705	874
Bayerische Motoren Werke AG	77,476	5,623
Ceconomy AG	73,023	359
Continental AG	14,450	1,566
Daimler AG	174,093	9,391
Hella GmbH & Co. KGaA	7,240	365
Hugo Boss AG	12,662	316
TUI AG (c)	42,275	159
		18,653
CONSUMER STAPLES 0.4%
Metro AG	311,484	3,102
Suedzucker AG	23,659	458
		3,560
FINANCIALS 1.9%
Commerzbank AG	368,775	1,814
Deutsche Bank AG	1,297,424	10,936
Deutsche Pfandbriefbank AG	42,064	279
DWS Group GmbH & Co. KGaA (a)	7,697	265
Hannover Rueck SE	3,934	609
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,127	4,608
Talanx AG	26,664	861
		19,372
HEALTH CARE 0.7%
Bayer AG	79,117	4,881
Fresenius Medical Care AG & Co. KGaA	15,554	1,315
Fresenius SE & Co. KGaA	29,259	1,330
		7,526
INDUSTRIALS 2.6%
Brenntag AG	13,529	860
Deutsche Lufthansa AG (a)(c)	1,274,276	11,038
Deutsche Post AG	84,562	3,837
GEA Group AG	74,232	2,601
Hochtief AG	4,617	358
OSRAM Licht AG	21,425	1,277
Siemens AG	53,954	6,814
		26,785
INFORMATION TECHNOLOGY 0.2%
SAP SE	12,331	1,920

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

MATERIALS 2.5%
Aurubis AG	41,950	2,854
BASF SE	113,167	6,891
Covestro AG	197,141	9,776
Evonik Industries AG	100,705	2,605
HeidelbergCement AG	14,884	910
K+S AG (c)	71,355	491
Lanxess AG	5,593	320
Salzgitter AG	54,570	901
thyssenkrupp AG	44,319	223
		24,971
UTILITIES 0.9%
E.ON SE	363,065	4,002
RWE AG	140,856	5,275
		9,277
Total Germany		117,757
HONG KONG 1.6%
COMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	195,000	259
PCCW Ltd.	847,000	506
		765
CONSUMER DISCRETIONARY 0.2%
SJM Holdings Ltd.	687,000	814
Skyworth Group Ltd.	628,215	182
Yue Yuen Industrial Holdings Ltd.	600,000	972
		1,968
CONSUMER STAPLES 0.0%
Sun Art Retail Group Ltd.	231,500	257
WH Group Ltd.	218,500	178
		435
FINANCIALS 0.1%
Hang Seng Bank Ltd.	20,000	296
Hopson Development Holdings Ltd. (a)	142,000	337
		633
INDUSTRIALS 0.1%
Cathay Pacific Airways Ltd.	678,000	469
CK Hutchison Holdings Ltd.	118,000	715
Jardine Matheson Holdings Ltd.	5,300	211
MTR Corp. Ltd.	36,500	181
		1,576
INFORMATION TECHNOLOGY 0.3%
GCL-Poly Energy Holdings Ltd. (a)	17,671,000	747
Kingboard Holdings Ltd.	288,500	955
Kingboard Laminates Holdings Ltd.	417,000	577
VTech Holdings Ltd.	60,700	379
		2,658
REAL ESTATE 0.8%
CK Asset Holdings Ltd.	52,500	258
Hang Lung Group Ltd.	182,000	416
Hang Lung Properties Ltd.	389,000	991
Henderson Land Development Co. Ltd.	53,000	197
Hongkong Land Holdings Ltd.	161,000	600
Hysan Development Co. Ltd.	72,000	217
Kerry Properties Ltd.	225,000	579
New World Development Co. Ltd. (a)	87,000	425
Pacific Century Premium Developments Ltd. (a)	91,476	24
Shimao Property Holdings Ltd.	326,000	1,360
Sino Land Co. Ltd.	156,000	183
Sun Hung Kai Properties Ltd.	64,500	831
Swire Pacific Ltd. 'A'	210,500	1,019
Wharf Holdings Ltd.	438,000	878

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Wharf Real Estate Investment Co. Ltd.	114,000	467
		8,445
Total Hong Kong		16,480
IRELAND 0.9%
CONSUMER DISCRETIONARY 0.0%
Aptiv PLC	2,010	184
FINANCIALS 0.1%
Bank of Ireland Group PLC	430,849	799
HEALTH CARE 0.5%
Medtronic PLC	49,979	5,194
INDUSTRIALS 0.1%
AerCap Holdings NV (a)	25,037	630
Experian PLC	11,410	429
		1,059
MATERIALS 0.2%
CRH PLC	30,725	1,111
Smurfit Kappa Group PLC	19,850	779
		1,890
Total Ireland		9,126
ISRAEL 1.0%
COMMUNICATION SERVICES 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	1,775,803	2,058
ENERGY 0.0%
Delek Group Ltd. (a)	9,121	176
Oil Refineries Ltd.	1,000,004	178
		354
FINANCIALS 0.2%
Bank Hapoalim BM	176,593	944
Bank Leumi Le-Israel BM	93,703	412
Israel Discount Bank Ltd. 'A'	192,530	519
		1,875
HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	592,509	5,339
MATERIALS 0.1%
ICL Group Ltd.	111,720	395
Total Israel		10,021
ITALY 3.2%
COMMUNICATION SERVICES 0.3%
Telecom Italia SpA	7,408,058	2,969
ENERGY 0.2%
Eni SpA	259,589	2,029
FINANCIALS 1.5%
Assicurazioni Generali SpA	227,176	3,202
Banca Monte dei Paschi di Siena SpA (a)(c)	658,687	1,071
Banco BPM SpA	743,121	1,257
BPER Banca (c)	133,758	311
Intesa Sanpaolo SpA (a)	2,859,979	5,381
Poste Italiane SpA	101,219	897
UniCredit SpA	191,460	1,582
Unipol Gruppo Finanziario SpA	227,466	994
UnipolSai Assicurazioni SpA	175,933	459
		15,154
INDUSTRIALS 0.1%
Atlantia SpA	22,061	345

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Leonardo SpA	69,107	404
		749
UTILITIES 1.1%
Enel SpA	1,289,151	11,185
Hera SpA	49,186	181
Snam SpA	40,602	209
		11,575
Total Italy		32,476
JAPAN 28.6%
COMMUNICATION SERVICES 2.3%
Dentsu, Inc.	24,800	732
GungHo Online Entertainment, Inc.	41,430	892
KDDI Corp.	88,100	2,216
Nippon Telegraph & Telephone Corp.	313,700	6,405
Nippon Television Holdings, Inc.	15,700	169
NTT DOCOMO, Inc.	144,000	5,291
SoftBank Group Corp.	84,800	5,247
Square Enix Holdings Co. Ltd.	3,300	218
Yahoo Japan Corp.	233,800	1,562
		22,732
CONSUMER DISCRETIONARY 5.4%
Aisin Seiki Co. Ltd.	40,200	1,286
Aoyama Trading Co. Ltd.	51,200	270
Asics Corp.	16,700	234
Bandai Namco Holdings, Inc.	3,400	249
Benesse Holdings, Inc.	11,800	304
Bridgestone Corp.	103,100	3,259
Casio Computer Co. Ltd. (c)	34,200	554
DCM Holdings Co. Ltd.	52,000	716
Denso Corp.	11,200	491
EDION Corp. (c)	52,500	550
H2O Retailing Corp.	71,400	465
Haseko Corp.	13,800	182
Honda Motor Co. Ltd.	143,300	3,403
Iida Group Holdings Co. Ltd.	11,800	239
Isetan Mitsukoshi Holdings Ltd.	127,800	678
Isuzu Motors Ltd.	36,600	320
J Front Retailing Co. Ltd.	42,900	311
K's Holdings Corp.	47,500	643
KYB Corp.	11,300	234
Mazda Motor Corp.	237,300	1,392
NHK Spring Co. Ltd.	43,800	280
Nikon Corp. (c)	75,500	509
Nissan Motor Co. Ltd.	915,000	3,236
NOK Corp.	37,600	392
Panasonic Corp.	1,648,400	14,041
Sega Sammy Holdings, Inc.	15,000	183
Sekisui Chemical Co. Ltd.	47,800	765
Sekisui House Ltd.	178,300	3,160
Shimamura Co. Ltd.	7,100	690
Skylark Co. Ltd. (c)	21,100	301
Sony Corp.	18,900	1,449
Subaru Corp.	108,600	2,108
Sumitomo Electric Industries Ltd.	169,400	1,907
Sumitomo Forestry Co. Ltd.	25,900	413
Sumitomo Rubber Industries Ltd.	51,300	477
Suzuki Motor Corp.	28,100	1,204
Takashimaya Co. Ltd.	37,800	300
Toyota Motor Corp.	74,800	4,964
TS Tech Co. Ltd.	17,500	495
World Co. Ltd. (a)	14,100	191
Yamada Denki Co. Ltd.	253,300	1,263
Yamaha Motor Co. Ltd.	40,200	584
Yokohama Rubber Co. Ltd.	30,000	427
		55,119
CONSUMER STAPLES 1.5%
Aeon Co. Ltd.	158,947	4,276
Ajinomoto Co., Inc.	71,600	1,468
Japan Tobacco, Inc.	124,056	2,263
Kewpie Corp.	14,600	300
Kirin Holdings Co. Ltd.	77,300	1,452
Matsumotokiyoshi Holdings Co. Ltd.	14,900	543
Megmilk Snow Brand Co. Ltd.	19,700	477
MEIJI Holdings Co. Ltd.	3,400	260
Morinaga Milk Industry Co. Ltd.	8,500	448

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

NH Foods Ltd.	20,700	925
Pola Orbis Holdings, Inc.	22,800	430
Sapporo Holdings Ltd.	19,000	342
Seven & i Holdings Co. Ltd.	27,200	845
United Super Markets Holdings, Inc.	38,900	469
Yamazaki Baking Co. Ltd.	51,800	903
		15,401
ENERGY 0.2%
Cosmo Energy Holdings Co. Ltd.	17,000	243
Idemitsu Kosan Co. Ltd.	8,600	184
Inpex Corp.	75,300	404
Iwatani Corp.	21,100	791
Japan Petroleum Exploration Co. Ltd.	18,800	292
JXTG Holdings, Inc.	110,700	395
		2,309
FINANCIALS 4.1%
77 Bank Ltd.	13,900	215
AEON Financial Service Co. Ltd.	21,300	194
Chiba Bank Ltd.	108,300	597
Concordia Financial Group Ltd.	184,800	643
Credit Saison Co. Ltd.	27,500	292
Dai-ichi Life Holdings, Inc.	244,500	3,450
Daiwa Securities Group, Inc.	159,600	671
Gunma Bank Ltd.	177,400	591
Hachijuni Bank Ltd.	70,100	276
Hokuhoku Financial Group, Inc.	23,800	239
Japan Post Bank Co. Ltd.	123,800	966
Japan Post Holdings Co. Ltd.	340,900	2,325
Japan Post Insurance Co. Ltd.	37,300	587
Kyushu Financial Group, Inc.	41,200	193
Mitsubishi UFJ Financial Group, Inc.	1,892,300	7,552
Mizuho Financial Group, Inc. (c)	405,800	5,065
MS&AD Insurance Group Holdings, Inc.	57,900	1,560
Nishi-Nippon Financial Holdings, Inc.	30,800	215
Nomura Holdings, Inc.	428,800	1,960
ORIX Corp.	109,900	1,373
Resona Holdings, Inc.	248,800	848
Shinsei Bank Ltd.	19,900	246
Shizuoka Bank Ltd.	29,000	200
Sompo Holdings, Inc.	38,500	1,329
Sumitomo Mitsui Financial Group, Inc.	193,900	5,422
Sumitomo Mitsui Trust Holdings, Inc.	23,100	614
Suruga Bank Ltd.	117,800	426
T&D Holdings, Inc.	55,500	547
Tokio Marine Holdings, Inc.	54,800	2,398
Yamaguchi Financial Group, Inc.	44,600	290
		41,284
HEALTH CARE 1.5%
Alfresa Holdings Corp.	9,800	215
Astellas Pharma, Inc.	496,600	7,403
Daiichi Sankyo Co. Ltd.	40,648	1,248
Eisai Co. Ltd.	20,300	1,854
H.U. Group Holdings, Inc.	15,000	401
Hoya Corp.	3,000	339
Medipal Holdings Corp.	11,000	220
Nipro Corp.	18,400	215
Olympus Corp.	17,200	358
Otsuka Holdings Co. Ltd.	21,928	929
Suzuken Co. Ltd.	6,300	240
Takeda Pharmaceutical Co. Ltd.	32,800	1,172
Toho Holdings Co. Ltd.	21,800	470
		15,064
INDUSTRIALS 4.4%
Amada Co. Ltd.	55,200	516
ANA Holdings, Inc. (c)	59,000	1,365
Asahi Glass Co. Ltd.	37,700	1,108
Central Japan Railway Co.	2,000	287
Dai Nippon Printing Co. Ltd.	56,000	1,135
Daikin Industries Ltd.	4,900	905
East Japan Railway Co.	21,900	1,347
Ebara Corp.	10,400	282
FANUC Corp.	2,500	480
Fuji Electric Co. Ltd.	22,200	704
Fujikura Ltd.	264,200	732
Furukawa Electric Co. Ltd.	70,500	1,685
Glory Ltd.	11,700	262
GS Yuasa Corp.	45,000	778

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Hankyu Hanshin Holdings, Inc.	5,900	190
Hino Motors Ltd.	55,100	357
Hitachi Construction Machinery Co. Ltd.	9,700	351
IHI Corp.	33,300	443
ITOCHU Corp.	63,500	1,626
Japan Airlines Co. Ltd.	78,600	1,466
JTEKT Corp.	48,700	382
Kajima Corp. (c)	36,800	443
Kawasaki Heavy Industries Ltd.	44,100	596
Kawasaki Kisen Kaisha Ltd. (a)	13,800	154
Komatsu Ltd.	9,200	202
Kubota Corp.	79,700	1,428
LIXIL Group Corp.	85,300	1,724
Marubeni Corp.	128,000	727
Mitsubishi Corp.	59,900	1,434
Mitsubishi Electric Corp.	268,400	3,642
Mitsubishi Heavy Industries Ltd.	92,400	2,046
Mitsui & Co. Ltd. (c)	119,700	2,057
Mitsui E&S Holdings Co. Ltd.	45,200	162
Mitsui OSK Lines Ltd.	16,400	324
Nippo Corp.	8,600	238
Nippon Express Co. Ltd.	33,000	1,926
Nippon Sheet Glass Co. Ltd.	63,500	232
Nippon Yusen KK	76,000	1,319
Nisshinbo Holdings, Inc.	66,700	455
NSK Ltd.	118,100	904
NTN Corp.	375,700	708
Obayashi Corp.	49,300	450
Sanwa Holdings Corp.	19,800	210
Secom Co. Ltd.	2,000	183
Shimizu Corp.	24,700	186
Sojitz Corp.	214,400	487
Sumitomo Corp.	112,700	1,358
Sumitomo Heavy Industries Ltd.	27,100	630
Taisei Corp.	7,900	267
Toppan Printing Co. Ltd.	76,400	1,080
Toshiba Corp.	43,400	1,107
Toyota Tsusho Corp.	33,900	953
West Japan Railway Co.	22,400	1,107
		45,140
INFORMATION TECHNOLOGY 5.3%
Alps Electric Co. Ltd.	15,700	212
Brother Industries Ltd.	50,200	799
Canon Marketing Japan, Inc.	14,200	285
Canon, Inc.	199,450	3,308
Citizen Watch Co. Ltd.	145,500	408
FUJIFILM Holdings Corp.	48,000	2,366
Fujitsu Ltd.	85,800	11,722
Hitachi Ltd.	376,600	12,752
Ibiden Co. Ltd.	33,800	1,152
Japan Display, Inc. (a)(c)	567,900	294
Konica Minolta, Inc. (c)	274,000	777
Kyocera Corp.	18,700	1,071
Mixi, Inc.	64,500	1,739
Murata Manufacturing Co. Ltd.	8,000	520
NEC Corp.	37,100	2,170
Nippon Electric Glass Co. Ltd.	33,100	619
NTT Data Corp.	60,400	773
Oki Electric Industry Co. Ltd.	21,600	233
Omron Corp.	60,400	4,722
Renesas Electronics Corp. (a)	175,400	1,287
Ricoh Co. Ltd. (c)	130,700	882
Rohm Co. Ltd.	9,000	696
SCREEN Holdings Co. Ltd.	6,900	368
Seiko Epson Corp. (c)	85,100	979
TDK Corp.	5,200	568
Tokyo Electron Ltd.	11,300	2,952
Toshiba TEC Corp.	7,500	314
Yokogawa Electric Corp.	10,400	165
		54,133
MATERIALS 2.5%
Asahi Kasei Corp.	105,200	918
Daicel Corp.	81,500	587
Denka Co. Ltd.	6,700	204
DIC Corp.	22,800	570
JFE Holdings, Inc.	158,800	1,112
JSR Corp.	28,400	675
Kaneka Corp.	17,400	487
Kobe Steel Ltd.	292,100	1,116
Kuraray Co. Ltd.	31,500	306
Mitsubishi Chemical Holdings Corp.	440,600	2,543
Mitsubishi Gas Chemical Co., Inc.	18,000	335

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Mitsubishi Materials Corp.	45,500	897
Mitsui Chemicals, Inc.	35,100	848
Mitsui Mining & Smelting Co. Ltd.	17,300	421
Nippon Light Metal Holdings Co. Ltd.	28,230	448
Nippon Paper Industries Co. Ltd. 'L'	26,618	331
Nippon Steel Corp.	134,000	1,265
Nitto Denko Corp.	77,700	5,062
Oji Holdings Corp.	60,600	279
Shin-Etsu Chemical Co. Ltd.	10,000	1,309
Sumitomo Chemical Co. Ltd.	540,600	1,789
Taiheiyo Cement Corp.	25,100	641
Teijin Ltd.	29,100	451
Tokuyama Corp.	8,800	212
Toray Industries, Inc.	79,400	363
Tosoh Corp.	58,600	951
Toyo Seikan Group Holdings Ltd.	15,400	152
Toyobo Co. Ltd.	24,700	340
UACJ Corp.	11,200	185
Ube Industries Ltd.	38,400	649
Zeon Corp.	25,100	263
		25,709
REAL ESTATE 0.2%
Daiwa House Industry Co. Ltd.	31,800	816
Mitsubishi Estate Co. Ltd.	11,900	180
Nomura Real Estate Holdings, Inc.	25,600	487
Tokyo Tatemono Co. Ltd.	15,900	195
Tokyu Fudosan Holdings Corp.	43,900	190
		1,868
UTILITIES 1.2%
Chubu Electric Power Co., Inc.	204,800	2,491
Chugoku Electric Power Co., Inc.	55,900	699
Electric Power Development Co. Ltd. 'C'	25,300	390
Hokkaido Electric Power Co., Inc.	155,500	664
Hokuriku Electric Power Co.	96,388	722
Kansai Electric Power Co., Inc.	37,900	367
Kyushu Electric Power Co., Inc.	190,500	1,728
Osaka Gas Co. Ltd.	12,100	236
Shikoku Electric Power Co., Inc.	75,700	577
Tohoku Electric Power Co., Inc.	158,500	1,589
Tokyo Electric Power Co. Holdings, Inc. (a)	1,035,300	2,847
		12,310
Total Japan		291,069
LUXEMBOURG 2.4%
COMMUNICATION SERVICES 0.2%
Millicom International Cellular S.A.	22,919	693
RTL Group S.A.	16,905	665
SES S.A.	27,588	195
		1,553
MATERIALS 2.2%
ArcelorMittal S.A.	1,700,124	22,617
Total Luxembourg		24,170
MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	154,400	599
Wynn Macau Ltd.	176,400	283
		882
Total Macau		882
NETHERLANDS 3.8%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	371,517	872
VEON Ltd. ADR	973,183	1,226
		2,098
CONSUMER STAPLES 0.4%
Heineken Holding NV	6,941	541

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Koninklijke Ahold Delhaize NV	122,564	3,623
		4,164
ENERGY 1.2%
Royal Dutch Shell PLC 'A'	965,518	12,174
FINANCIALS 0.4%
Aegon NV	333,905	864
ASR Nederland NV	18,716	630
ING Groep NV	308,960	2,205
NN Group NV	17,934	672
		4,371
HEALTH CARE 0.2%
Koninklijke Philips NV	50,939	2,405
INDUSTRIALS 0.9%
Randstad NV	16,096	839
Signify NV	211,671	7,829
Wolters Kluwer NV	2,400	205
		8,873
INFORMATION TECHNOLOGY 0.4%
NXP Semiconductors NV	30,532	3,811
MATERIALS 0.1%
Akzo Nobel NV	5,863	592
Koninklijke DSM NV	3,911	644
		1,236
Total Netherlands		39,132
NEW ZEALAND 0.3%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	314,060	980
INDUSTRIALS 0.0%
Air New Zealand Ltd.	486,501	444
MATERIALS 0.1%
Fletcher Building Ltd.	312,474	800
UTILITIES 0.1%
Contact Energy Ltd.	150,778	667
Meridian Energy Ltd.	109,491	360
		1,027
Total New Zealand		3,251
NORWAY 0.8%
COMMUNICATION SERVICES 0.1%
Telenor ASA	68,592	1,152
CONSUMER STAPLES 0.1%
Mowi ASA	9,028	161
Orkla ASA	55,131	556
		717
ENERGY 0.2%
Equinor ASA	165,004	2,338
FINANCIALS 0.1%
DNB ASA (a)	43,221	602
Gjensidige Forsikring ASA	9,212	187
		789
MATERIALS 0.3%
Norsk Hydro ASA	1,144,937	3,160

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Yara International ASA	7,716	297
		3,457
Total Norway		8,453
PORTUGAL 0.4%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS S.A.	13,256	213
UTILITIES 0.4%
EDP - Energias de Portugal S.A.	746,399	3,670
Total Portugal		3,883
SINGAPORE 0.5%
COMMUNICATION SERVICES 0.1%
Singapore Press Holdings Ltd.	239,000	183
Singapore Telecommunications Ltd.	409,100	640
		823
CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	2,530,300	265
Wilmar International Ltd.	108,100	351
		616
FINANCIALS 0.1%
DBS Group Holdings Ltd.	37,910	557
Oversea-Chinese Banking Corp. Ltd.	34,400	214
United Overseas Bank Ltd.	39,400	555
		1,326
INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	576,400	599
Keppel Corp. Ltd.	216,100	708
Sembcorp Industries Ltd. (c)	287,100	284
Sembcorp Marine Ltd. (a)	1,409,948	152
Singapore Airlines Ltd.	257,000	658
		2,401
REAL ESTATE 0.0%
CapitaLand Ltd.	91,300	183
Total Singapore		5,349
SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	89,408	165
Total South Africa		165
SPAIN 2.2%
COMMUNICATION SERVICES 0.4%
Telefonica S.A.	1,220,876	4,182
CONSUMER DISCRETIONARY 0.0%
Gestamp Automocion S.A.	83,278	241
ENERGY 0.1%
Repsol S.A.	104,902	709
FINANCIALS 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	964,247	2,676
Banco de Sabadell S.A.	2,546,273	884
Banco Santander S.A.	1,966,382	3,668
Bankia S.A.	602,975	878
Mapfre S.A.	418,577	657

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Unicaja Banco S.A.	264,877	199
		8,962
INDUSTRIALS 0.1%
ACS Actividades de Construccion Y Servicios S.A.	31,262	707
Ferrovial S.A.	21,828	530
		1,237
UTILITIES 0.7%
Acciona S.A.	7,217	783
Endesa S.A.	101,089	2,704
Iberdrola S.A.	198,994	2,449
Naturgy Energy Group S.A.	69,403	1,392
Red Electrica Corp. S.A.	10,575	199
		7,527
Total Spain		22,858
SWEDEN 1.2%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	159,642	653
CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	4,867	355
Electrolux AB 'B'	30,382	708
Hennes & Mauritz AB 'B'	61,601	1,061
		2,124
CONSUMER STAPLES 0.0%
Swedish Match AB	3,104	254
FINANCIALS 0.4%
Skandinaviska Enskilda Banken AB 'A'	129,864	1,153
Svenska Handelsbanken AB 'A'	73,160	612
Swedbank AB 'A'	131,498	2,059
		3,824
INDUSTRIALS 0.5%
Atlas Copco AB 'A'	33,617	1,603
Sandvik AB	16,169	316
Skanska AB 'B' (a)	38,852	820
SKF AB 'B'	51,890	1,071
Volvo AB 'B'	67,729	1,301
		5,111
INFORMATION TECHNOLOGY 0.0%
Telefonaktiebolaget LM Ericsson 'B'	17,917	196
MATERIALS 0.0%
Boliden AB	6,253	186
Total Sweden		12,348
SWITZERLAND 7.3%
COMMUNICATION SERVICES 0.1%
Swisscom AG	2,183	1,157
CONSUMER DISCRETIONARY 0.7%
Dufry AG (c)	6,060	187
Garmin Ltd.	4,982	473
Swatch Group AG	29,885	6,966
		7,626
CONSUMER STAPLES 1.4%
Nestle S.A.	117,579	13,993
ENERGY 0.1%
Siemens Energy AG (a)	26,977	728
FINANCIALS 1.8%
Baloise Holding AG	2,607	384

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Credit Suisse Group AG	136,556	1,363
Helvetia Holding AG	3,983	339
Swiss Life Holding AG	5,589	2,115
Swiss Re AG	44,467	3,299
UBS Group AG	332,214	3,712
Zurich Insurance Group AG	18,968	6,614
		17,826
HEALTH CARE 1.8%
Novartis AG	84,795	7,362
Roche Holding AG	31,039	10,632
		17,994
INDUSTRIALS 0.7%
ABB Ltd.	189,205	4,810
Adecco Group AG	34,420	1,816
Kuehne + Nagel International AG	4,413	857
		7,483
INFORMATION TECHNOLOGY 0.4%
STMicroelectronics NV	118,580	3,640
TE Connectivity Ltd.	8,063	788
		4,428
MATERIALS 0.3%
Glencore PLC	1,002,611	2,078
LafargeHolcim Ltd.	22,553	1,027
		3,105
Total Switzerland		74,340
UNITED KINGDOM 10.6%
COMMUNICATION SERVICES 0.7%
BT Group PLC	812,020	1,029
ITV PLC	307,496	268
Pearson PLC	103,332	733
Vodafone Group PLC	2,182,852	2,893
WPP PLC	280,899	2,206
		7,129
CONSUMER DISCRETIONARY 1.7%
Barratt Developments PLC	102,302	627
Berkeley Group Holdings PLC	15,503	845
Burberry Group PLC	30,209	606
Compass Group PLC	94,307	1,417
Dixons Carphone PLC	1,133,026	1,364
Fiat Chrysler Automobiles NV	317,828	3,884
Inchcape PLC	125,364	711
Kingfisher PLC	882,648	3,381
Marks & Spencer Group PLC	2,389,597	2,999
Next PLC	4,791	367
Persimmon PLC	13,560	432
Taylor Wimpey PLC	174,533	244
William Hill PLC	214,001	761
		17,638
CONSUMER STAPLES 1.3%
Associated British Foods PLC	7,164	172
British American Tobacco PLC	106,412	3,817
Diageo PLC	25,804	886
Imperial Brands PLC	159,873	2,824
J Sainsbury PLC	337,783	832
Reckitt Benckiser Group PLC	4,303	420
Tate & Lyle PLC	26,122	224
Unilever NV	33,742	2,049
Unilever PLC	23,934	1,476
WM Morrison Supermarkets PLC	121,046	266
		12,966
ENERGY 0.3%
BP PLC	579,911	1,677

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Subsea 7 S.A.	132,302	951
		2,628
FINANCIALS 1.9%
3i Group PLC	23,902	307
Aviva PLC	889,128	3,289
Barclays PLC	1,776,172	2,241
Direct Line Insurance Group PLC	251,905	878
HSBC Holdings PLC	1,805,661	7,064
Legal & General Group PLC	193,811	473
Lloyds Banking Group PLC	4,028,685	1,368
Natwest Group PLC	382,412	524
Ninety One PLC (a)	64,100	168
Standard Chartered PLC	496,056	2,283
Standard Life Aberdeen PLC	338,072	984
Virgin Money UK PLC	383,923	362
		19,941
HEALTH CARE 0.8%
AstraZeneca PLC	44,062	4,814
GlaxoSmithKline PLC	136,312	2,556
Smith & Nephew PLC	23,747	465
		7,835
INDUSTRIALS 1.2%
Aggreko PLC	58,917	280
Ashtead Group PLC	11,992	432
Babcock International Group PLC	76,881	248
BAE Systems PLC	280,991	1,745
Capita PLC (a)	403,642	159
CNH Industrial NV	104,676	810
easyJet PLC	44,071	284
Ferguson PLC	19,153	1,927
Firstgroup PLC (a)	179,915	88
G4S PLC	169,970	438
International Consolidated Airlines Group S.A. (c)	63,225	77
Meggitt PLC	54,131	180
RELX PLC	8,315	185
Royal Mail PLC	1,605,029	4,922
Smiths Group PLC	16,948	300
Travis Perkins PLC	40,692	569
		12,644
INFORMATION TECHNOLOGY 0.0%
Sage Group PLC	22,084	205
MATERIALS 1.2%
Anglo American PLC	39,220	949
DS Smith PLC	79,595	302
Mondi PLC	51,689	1,093
Rio Tinto Ltd.	39,583	2,704
Rio Tinto PLC	114,297	6,877
		11,925
UTILITIES 1.5%
Centrica PLC	11,167,394	5,778
National Grid PLC	598,597	6,876
Severn Trent PLC	7,900	249
SSE PLC	151,141	2,352
		15,255
Total United Kingdom		108,166
UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.0%
Carnival PLC	14,779	188
Samsonite International S.A.	211,800	215
		403
HEALTH CARE 0.2%
Bausch Health Cos., Inc. (a)	124,997	1,943

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Total United States		2,346
Total Common Stocks (Cost $886,622)		1,003,251
PREFERRED STOCKS 0.4%
GERMANY 0.4%
INDUSTRIALS 0.4%
Henkel AG & Co. KGaA	8,230	861
Schaeffler AG	179,109	1,103
Volkswagen AG	16,443	2,646
		4,610
Total Preferred Stocks (Cost $3,769)		4,610
REAL ESTATE INVESTMENT TRUSTS 0.4%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Mirvac Group	315,415	494
Scentre Group	131,889	210
Stockland	336,942	921
		1,625
Total Australia		1,625
CANADA 0.2%
REAL ESTATE 0.2%
Artis Real Estate Investment Trust	28,470	170
Cominar Real Estate Investment Trust (c)	80,882	446
Dream Office Real Estate Investment Trust	13,921	189
H&R Real Estate Investment Trust	53,139	386
RioCan Real Estate Investment Trust	29,622	313
		1,504
Total Canada		1,504
FRANCE 0.0%
REAL ESTATE 0.0%
Unibail-Rodamco-Westfield (c)	9,942	367
Total France		367
UNITED KINGDOM 0.0%
REAL ESTATE 0.0%
British Land Co. PLC	70,401	307
Total United Kingdom		307
Total Real Estate Investment Trusts (Cost $4,020)		3,803
WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. 'B' - Exp. 03/31/2025	226,011	3

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Total Warrants (Cost $0)		3
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.5%		4,755
Total Short-Term Instruments (Cost $4,755)		4,755
Total Investments in Securities (Cost $899,166)		1,016,422
	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
MUTUAL FUNDS 3.7%
PIMCO Government Money Market Fund 0.160% (b)(c)(d)	37,622,122	37,622
Total Short-Term Instruments (Cost $37,622)		37,622
Total Investments in Affiliates (Cost $37,622)		37,622
Total Investments 103.4% (Cost $936,788)		$1,054,044
Financial Derivative Instruments (g) (0.0)% (Cost or Premiums, net $0)		(0)
Other Assets and Liabilities, net (3.4)%		(34,559)
Net Assets 100.0%		$1,019,485

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $35,034 were out on loan in exchange for $37,541 of cash collateral as of September 30, 2020.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Great-West Lifeco, Inc.					03/12/2020 - 09/01/2020		$233	$268	0.03%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$4,755	U.S. Treasury Notes 1.750% due 07/31/2021		$(4,850)	$4,755	$4,755
Total Repurchase Agreements							$(4,850)	$4,755	$4,755
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received	Asset		Liability
SSB		10/2020		$227	HKD	1,762	$0		$0
Total Forward Foreign Currency Contracts							$0	$0
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$4,336	$0	$4,336
	Consumer Discretionary				0	3,668	0	3,668
	Consumer Staples				0	6,360	0	6,360
	Energy				0	503	0	503
	Financials				0	24,958	0	24,958
	Health Care				0	851	0	851
	Industrials				0	3,071	0	3,071
	Materials				0	10,593	0	10,593
	Real Estate				0	276	0	276
	Utilities				0	1,063	0	1,063
Austria
	Financials				0	669	0	669
	Industrials				0	248	0	248
	Materials				0	1,120	0	1,120
Belgium
	Communication Services				0	593	0	593
	Consumer Staples				0	1,859	0	1,859
	Financials				0	3,120	0	3,120
	Health Care				0	2,265	0	2,265
	Industrials				0	216	0	216
	Materials				0	720	0	720
Canada
	Communication Services				2,389	0	0	2,389
	Consumer Discretionary				8,823	0	0	8,823
	Consumer Staples				2,865	0	0	2,865
	Energy				5,056	0	0	5,056
	Financials				19,646	0	0	19,646
	Industrials				4,978	0	0	4,978

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Materials	4,458	0	0	4,458
Utilities	3,592	0	0	3,592
Denmark
Consumer Discretionary	0	611	0	611
Consumer Staples	0	705	0	705
Financials	0	1,591	0	1,591
Health Care	0	438	0	438
Industrials	0	4,185	0	4,185
Finland
Financials	0	6,709	0	6,709
Industrials	0	775	0	775
Information Technology	0	531	0	531
Materials	0	1,029	0	1,029
Utilities	0	204	0	204
France
Communication Services	0	6,881	0	6,881
Consumer Discretionary	163	16,431	0	16,594
Consumer Staples	0	6,669	0	6,669
Energy	0	2,312	0	2,312
Financials	0	11,434	0	11,434
Health Care	0	5,741	0	5,741
Industrials	0	19,700	0	19,700
Information Technology	0	1,086	0	1,086
Materials	0	1,230	0	1,230
Utilities	0	14,258	0	14,258
Germany
Communication Services	0	5,693	0	5,693
Consumer Discretionary	365	18,288	0	18,653
Consumer Staples	0	3,560	0	3,560
Financials	265	19,107	0	19,372
Health Care	0	7,526	0	7,526
Industrials	0	26,785	0	26,785
Information Technology	0	1,920	0	1,920
Materials	0	24,971	0	24,971
Utilities	0	9,277	0	9,277
Hong Kong
Communication Services	0	765	0	765
Consumer Discretionary	0	1,968	0	1,968
Consumer Staples	0	435	0	435
Financials	0	633	0	633
Industrials	0	1,576	0	1,576
Information Technology	0	2,658	0	2,658
Real Estate	0	8,445	0	8,445
Ireland
Consumer Discretionary	184	0	0	184
Financials	0	799	0	799
Health Care	5,194	0	0	5,194
Industrials	630	429	0	1,059
Materials	0	1,890	0	1,890
Israel
Communication Services	0	2,058	0	2,058
Energy	0	354	0	354
Financials	0	1,875	0	1,875
Health Care	5,339	0	0	5,339
Materials	0	395	0	395
Italy
Communication Services	0	2,969	0	2,969
Energy	0	2,029	0	2,029
Financials	0	15,154	0	15,154
Industrials	0	749	0	749
Utilities	0	11,575	0	11,575
Japan
Communication Services	0	22,732	0	22,732
Consumer Discretionary	0	55,119	0	55,119
Consumer Staples	0	15,401	0	15,401
Energy	0	2,309	0	2,309
Financials	0	41,284	0	41,284
Health Care	0	15,064	0	15,064
Industrials	0	45,140	0	45,140
Information Technology	0	54,133	0	54,133
Materials	0	25,709	0	25,709
Real Estate	0	1,868	0	1,868
Utilities	0	12,310	0	12,310
Luxembourg
Communication Services	0	1,553	0	1,553
Materials	0	22,617	0	22,617
Macau
Consumer Discretionary	0	882	0	882
Netherlands
Communication Services	1,226	872	0	2,098
Consumer Staples	0	4,164	0	4,164
Energy	0	12,174	0	12,174
Financials	0	4,371	0	4,371
Health Care	0	2,405	0	2,405
Industrials	0	8,873	0	8,873
Information Technology	3,811	0	0	3,811

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

Materials	0	1,236	0	1,236
New Zealand
Communication Services	0	980	0	980
Industrials	0	444	0	444
Materials	0	800	0	800
Utilities	0	1,027	0	1,027
Norway
Communication Services	0	1,152	0	1,152
Consumer Staples	0	717	0	717
Energy	0	2,338	0	2,338
Financials	0	789	0	789
Materials	0	3,457	0	3,457
Portugal
Consumer Staples	0	213	0	213
Utilities	0	3,670	0	3,670
Singapore
Communication Services	0	823	0	823
Consumer Staples	0	616	0	616
Financials	0	1,326	0	1,326
Industrials	0	2,401	0	2,401
Real Estate	0	183	0	183
South Africa
Financials	0	165	0	165
Spain
Communication Services	0	4,182	0	4,182
Consumer Discretionary	0	241	0	241
Energy	0	709	0	709
Financials	0	8,962	0	8,962
Industrials	0	1,237	0	1,237
Utilities	0	7,527	0	7,527
Sweden
Communication Services	0	653	0	653
Consumer Discretionary	355	1,769	0	2,124
Consumer Staples	0	254	0	254
Financials	0	3,824	0	3,824
Industrials	0	5,111	0	5,111
Information Technology	0	196	0	196
Materials	0	186	0	186
Switzerland
Communication Services	0	1,157	0	1,157
Consumer Discretionary	473	7,153	0	7,626
Consumer Staples	0	13,993	0	13,993
Energy	728	0	0	728
Financials	0	17,826	0	17,826
Health Care	0	17,994	0	17,994
Industrials	0	7,483	0	7,483
Information Technology	788	3,640	0	4,428
Materials	0	3,105	0	3,105
United Kingdom
Communication Services	0	7,129	0	7,129
Consumer Discretionary	3,884	13,754	0	17,638
Consumer Staples	0	12,966	0	12,966
Energy	0	2,628	0	2,628
Financials	0	19,941	0	19,941
Health Care	0	7,835	0	7,835
Industrials	0	12,644	0	12,644
Information Technology	0	205	0	205
Materials	0	11,925	0	11,925
Utilities	0	15,255	0	15,255
United States
Consumer Discretionary	0	403	0	403
Health Care	1,943	0	0	1,943
Preferred Stocks
Germany
Industrials	0	4,610	0	4,610
Real Estate Investment Trusts
Australia
Real Estate	0	1,625	0	1,625
Canada
Real Estate	1,504	0	0	1,504
France
Real Estate	170	197	0	367
United Kingdom
Real Estate	0	307	0	307
Warrants
Spain
Industrials	3	0	0	3
Short-Term Instruments
Repurchase Agreements	0	4,755	0	4,755
	$78,832	$937,590	$0	$1,016,422
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	37,622	0	0	37,622
Total Investments	$116,454	$937,590	$0	$1,054,044

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAE US Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤
COMMON STOCKS 99.0%
LUXEMBOURG 0.0%
MATERIALS 0.0%
Ternium S.A. SP - ADR (a)	13,047	$246
Total Luxembourg		246
SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	2,146	249
Total Switzerland		249
UNITED KINGDOM 0.5%
COMMUNICATION SERVICES 0.3%
Liberty Global PLC (a)	93,361	1,917
CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	8,795	158
CONSUMER STAPLES 0.0%
Coca-Cola European Partners PLC	3,802	148
INDUSTRIALS 0.1%
Pentair PLC	6,809	312
MATERIALS 0.1%
Linde PLC	3,903	929
Total United Kingdom		3,464
UNITED STATES 98.4%
COMMUNICATION SERVICES 5.3%
Alphabet, Inc. 'A' (a)	94	138
Alphabet, Inc. 'C' (a)	1,008	1,481
Altice USA, Inc. 'A' (a)	36,177	941
AT&T, Inc.	166,447	4,745
CenturyLink, Inc.	198,461	2,003
Charter Communications, Inc. 'A' (a)	1,423	888
Comcast Corp. 'A'	74,788	3,460
Facebook, Inc. 'A' (a)	1,711	448
Interpublic Group of Cos., Inc.	22,175	370
Liberty Latin America Ltd. 'C' (a)	24,003	195
Liberty Media Corp-Liberty SiriusXM 'C' (a)	41,716	1,380
News Corp. 'A'	22,786	320
Omnicom Group, Inc.	19,694	975
T-Mobile US, Inc.	20,333	2,325
Telephone & Data Systems, Inc.	12,163	224
Verizon Communications, Inc.	182,503	10,857
ViacomCBS, Inc. 'B'	114,204	3,199
Walt Disney Co.	23,712	2,942
		36,891
CONSUMER DISCRETIONARY 11.0%
Adient PLC (a)	23,415	406
Aramark	3,217	85
AutoNation, Inc. (a)	12,931	684
AutoZone, Inc. (a)	123	145
Bed Bath & Beyond, Inc. (c)	347,127	5,200
Best Buy Co., Inc.	45,729	5,089
Booking Holdings, Inc. (a)	97	166
CarMax, Inc. (a)	4,732	435

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2020 (Unaudited)

Carnival Corp.	13,700	208
Carter's, Inc.	967	84
Dick's Sporting Goods, Inc.	14,135	818
Dillard's, Inc. 'A' (c)	18,589	679
Dollar General Corp.	5,454	1,143
eBay, Inc.	108,779	5,667
Expedia Group, Inc.	2,236	205
Foot Locker, Inc.	1,892	62
Ford Motor Co.	383,512	2,554
GameStop Corp. 'A' (a)(c)	125,647	1,282
Gap, Inc.	65,458	1,115
General Motors Co.	108,905	3,223
Goodyear Tire & Rubber Co.	113,979	874
H&R Block, Inc.	10,484	171
Hanesbrands, Inc.	8,727	137
Harley-Davidson, Inc.	7,358	181
Hasbro, Inc.	1,631	135
Home Depot, Inc.	18,820	5,227
International Game Technology PLC	17,210	192
Kohl's Corp.	153,891	2,852
L Brands, Inc.	56,918	1,811
Las Vegas Sands Corp.	18,226	850
Lear Corp.	678	74
LKQ Corp. (a)	7,423	206
Lowe's Cos., Inc.	37,862	6,280
Macy's, Inc. (c)	312,894	1,783
Mattel, Inc. (a)	40,402	473
McDonald's Corp.	8,408	1,845
MGM Resorts International	6,042	131
Mohawk Industries, Inc. (a)	1,143	112
Newell Brands, Inc.	27,699	475
NIKE, Inc. 'B'	6,381	801
Nordstrom, Inc. (c)	39,512	471
NVR, Inc. (a)	41	167
O'Reilly Automotive, Inc. (a)	242	112
ODP Corp.	16,221	316
Penske Automotive Group, Inc.	2,545	121
Polaris, Inc.	1,920	181
PulteGroup, Inc.	31,898	1,477
PVH Corp.	3,587	214
Qurate Retail, Inc.	257,728	1,850
Ralph Lauren Corp.	2,794	190
Royal Caribbean Cruises Ltd.	4,848	314
Sally Beauty Holdings, Inc. (a)	33,646	292
Signet Jewelers Ltd.	44,370	830
Six Flags Entertainment Corp.	6,906	140
Starbucks Corp.	3,144	270
Tapestry, Inc.	15,298	239
Target Corp.	60,956	9,596
TJX Cos., Inc.	12,826	714
Urban Outfitters, Inc. (a)	7,008	146
VF Corp.	1,000	70
Visteon Corp. (a)	21,082	1,459
Wendy's Co.	5,796	129
Whirlpool Corp.	8,381	1,541
Williams-Sonoma, Inc.	2,133	193
Wyndham Destinations, Inc.	7,456	229
Yum! Brands, Inc.	15,097	1,378
		76,499
CONSUMER STAPLES 12.0%
Altria Group, Inc.	93,281	3,604
Archer-Daniels-Midland Co.	55,288	2,570
Bunge Ltd.	38,148	1,743
Campbell Soup Co.	7,338	355
Coca-Cola Co.	94,717	4,676
Colgate-Palmolive Co.	27,642	2,133
Conagra Brands, Inc.	6,503	232
Costco Wholesale Corp.	3,952	1,403
Coty, Inc. 'A'	13,877	37
General Mills, Inc.	22,334	1,378
Herbalife Nutrition Ltd. (a)	9,280	433
Hershey Co.	1,327	190
Ingredion, Inc.	10,091	764
JM Smucker Co.	4,861	562
Kellogg Co.	5,199	336
Kimberly-Clark Corp.	12,531	1,850
Kraft Heinz Co.	59,644	1,786
Kroger Co.	340,189	11,536
Molson Coors Brewing Co.	16,260	546
Mondelez International, Inc. 'A'	53,037	3,047
PepsiCo, Inc.	59,008	8,179
Philip Morris International, Inc.	62,919	4,718
Procter & Gamble Co.	105,894	14,718
Rite Aid Corp. (a)	70,762	672

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2020 (Unaudited)

Spectrum Brands Holdings, Inc.	6,955	398
Sysco Corp.	13,121	816
Tyson Foods, Inc. 'A'	2,953	176
U.S. Foods Holding Corp. (a)	23,594	524
Walgreens Boots Alliance, Inc.	45,445	1,632
Walmart, Inc.	86,354	12,082
		83,096
ENERGY 3.5%
Antero Resources Corp. (a)	276,768	761
Baker Hughes Co.	32,813	436
Chevron Corp.	42,178	3,037
ConocoPhillips	180,358	5,923
Exxon Mobil Corp.	147,477	5,063
Hess Corp.	4,641	190
HollyFrontier Corp.	80,549	1,588
Kinder Morgan, Inc.	49,487	610
Marathon Oil Corp.	259,925	1,063
Marathon Petroleum Corp.	12,803	376
Murphy Oil Corp.	34,516	308
Nabors Industries Ltd. (c)	3,665	89
National Oilwell Varco, Inc.	22,521	204
Occidental Petroleum Corp.	36,280	363
PBF Energy, Inc. 'A'	6,979	40
Phillips 66	19,794	1,026
Range Resources Corp.	131,114	868
Schlumberger NV	10,129	158
Transocean Ltd. (a)(c)	163,658	132
Valero Energy Corp.	31,366	1,359
Williams Cos., Inc.	19,979	392
World Fuel Services Corp.	12,478	264
		24,250
FINANCIALS 11.0%
Affiliated Managers Group, Inc.	2,061	141
Aflac, Inc.	32,729	1,190
Allstate Corp.	25,157	2,368
Ally Financial, Inc.	81,302	2,038
American Express Co.	13,429	1,346
American International Group, Inc.	184,099	5,068
Ameriprise Financial, Inc.	12,085	1,862
Aon PLC	1,132	234
Assurant, Inc.	1,742	211
Bank of America Corp.	132,543	3,193
Bank of New York Mellon Corp.	30,470	1,046
Berkshire Hathaway, Inc. 'B' (a)	10,770	2,293
BlackRock, Inc.	2,303	1,298
Brighthouse Financial, Inc. (a)	8,234	222
Capital One Financial Corp.	69,888	5,022
CIT Group, Inc.	36,413	645
Citigroup, Inc.	113,678	4,901
Citizens Financial Group, Inc.	26,002	657
CNO Financial Group, Inc.	24,003	385
Comerica, Inc.	2,582	99
Discover Financial Services	38,130	2,203
Equitable Holdings, Inc.	6,903	126
Fifth Third Bancorp	32,739	698
Franklin Resources, Inc.	135,816	2,764
Genworth Financial, Inc. 'A' (a)	188,480	631
Goldman Sachs Group, Inc.	11,464	2,304
Hartford Financial Services Group, Inc.	4,760	175
Invesco Ltd.	39,145	447
Jefferies Financial Group, Inc.	35,210	634
JPMorgan Chase & Co.	70,586	6,795
Lincoln National Corp.	10,785	338
Loews Corp.	19,303	671
M&T Bank Corp.	2,445	225
MetLife, Inc.	62,567	2,326
Morgan Stanley	5,769	279
Navient Corp.	103,533	875
New York Community Bancorp, Inc.	42,572	352
Old Republic International Corp.	13,625	201
OneMain Holdings, Inc.	5,748	180
People's United Financial, Inc.	6,196	64
PNC Financial Services Group, Inc.	9,509	1,045
Principal Financial Group, Inc.	4,438	179
Prudential Financial, Inc.	13,561	861
Regions Financial Corp.	26,842	309
Reinsurance Group of America, Inc.	878	84
Santander Consumer USA Holdings, Inc.	14,647	266
State Street Corp.	18,458	1,095
Stifel Financial Corp.	2,181	110
Synchrony Financial	36,810	963
T Rowe Price Group, Inc.	1,963	252

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2020 (Unaudited)

Travelers Cos., Inc.	31,126	3,368
Truist Financial Corp.	8,140	310
U.S. Bancorp	36,751	1,318
Unum Group	11,965	201
Voya Financial, Inc.	46,611	2,234
Wells Fargo & Co.	305,486	7,182
		76,284
HEALTH CARE 18.6%
Abbott Laboratories	910	99
AbbVie, Inc.	183,284	16,054
AmerisourceBergen Corp.	936	91
Amgen, Inc.	73,642	18,717
Anthem, Inc.	16,795	4,511
Biogen, Inc. (a)	12,758	3,619
Bristol-Myers Squibb Co.	43,669	2,633
Brookdale Senior Living, Inc. (a)	41,147	104
Cardinal Health, Inc.	24,984	1,173
Cigna Corp.	8,334	1,412
CVS Health Corp.	55,557	3,244
DaVita, Inc. (a)	30,137	2,581
Dentsply Sirona, Inc.	4,294	188
Eli Lilly & Co.	1,549	229
Gilead Sciences, Inc.	279,080	17,635
HCA Healthcare, Inc.	30,309	3,779
Henry Schein, Inc. (a)	1,747	103
Humana, Inc.	11,114	4,600
Johnson & Johnson	62,676	9,331
Mallinckrodt PLC (a)(c)	188,687	184
McKesson Corp.	31,792	4,735
MEDNAX, Inc. (a)	23,713	386
Merck & Co., Inc.	99,244	8,232
Mylan NV (a)	114,459	1,697
Pfizer, Inc.	530,257	19,460
Quest Diagnostics, Inc.	8,235	943
Tenet Healthcare Corp. (a)	27,651	678
United Therapeutics Corp. (a)	3,446	348
UnitedHealth Group, Inc.	7,002	2,183
Universal Health Services, Inc. 'B'	3,995	428
		129,377
INDUSTRIALS 7.1%
3M Co.	14,627	2,343
AGCO Corp.	10,535	782
Alaska Air Group, Inc.	7,830	287
Allison Transmission Holdings, Inc.	3,993	140
American Airlines Group, Inc. (c)	115,261	1,417
Avis Budget Group, Inc. (a)	23,223	611
Boeing Co.	3,536	584
Carrier Global Corp.	16,743	511
Caterpillar, Inc.	9,518	1,420
Colfax Corp. (a)	5,782	181
CSX Corp.	1,691	131
Cummins, Inc.	6,214	1,312
Deere & Co.	1,667	370
Delta Air Lines, Inc.	9,722	297
Dover Corp.	1,128	122
Eaton Corp. PLC	25,805	2,633
Emerson Electric Co.	28,709	1,882
FedEx Corp.	12,333	3,102
Fluor Corp.	164,000	1,445
Fortune Brands Home & Security, Inc.	5,173	448
General Dynamics Corp.	6,451	893
General Electric Co.	1,299,261	8,094
HD Supply Holdings, Inc. (a)	7,363	304
Honeywell International, Inc.	7,433	1,224
Howmet Aerospace, Inc.	4,000	67
Illinois Tool Works, Inc.	11,975	2,314
JetBlue Airways Corp. (a)	43,342	491
Johnson Controls International PLC	8,915	364
Kansas City Southern	580	105
Lockheed Martin Corp.	1,409	540
Macquarie Infrastructure Corp.	6,452	174
ManpowerGroup, Inc.	26,140	1,917
Masco Corp.	4,425	244
Neilsen Holdings PLC	54,011	766
Norfolk Southern Corp.	1,742	373
Northrop Grumman Corp.	2,260	713
Otis Worldwide Corp.	8,369	522
Owens Corning	5,397	371
PACCAR, Inc.	1,944	166
Pitney Bowes, Inc.	62,835	334
Quanta Services, Inc.	5,374	284
Raytheon Technologies Corp.	22,235	1,279

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2020 (Unaudited)

Robert Half International, Inc.	4,261	226
Ryder System, Inc.	12,588	532
Southwest Airlines Co.	20,734	778
Spirit AeroSystems Holdings, Inc. 'A'	73,457	1,389
Textron, Inc.	2,918	105
Union Pacific Corp.	16,174	3,184
United Airlines Holdings, Inc. (a)	9,699	337
United Rentals, Inc. (a)	2,490	435
Waste Management, Inc.	2,521	285
WW Grainger, Inc.	1,819	649
XPO Logistics, Inc. (a)	1,927	163
		49,640
INFORMATION TECHNOLOGY 22.9%
Activision Blizzard, Inc.	46,895	3,796
Alliance Data Systems Corp.	8,462	355
Amdocs Ltd.	8,978	515
Apple, Inc.	290,890	33,688
Applied Materials, Inc.	67,015	3,984
Arrow Electronics, Inc. (a)	15,607	1,228
Avnet, Inc.	33,054	854
Booz Allen Hamilton Holding Corp.	3,165	263
Cisco Systems, Inc.	209,034	8,234
Citrix Systems, Inc.	10,919	1,504
Cognizant Technology Solutions Corp. 'A'	2,748	191
CommScope Holding Co., Inc. (a)	5,702	51
Corning, Inc.	110,828	3,592
Dell Technologies, Inc. 'C' (a)	8,300	562
DXC Technology Co.	81,843	1,461
EchoStar Corp. 'A' (a)	3,836	95
Electronic Arts, Inc. (a)	16,077	2,096
F5 Networks, Inc. (a)	4,000	491
First Solar, Inc. (a)	2,086	138
Flex Ltd. (a)	80,181	893
Hewlett Packard Enterprise Co.	241,526	2,263
HP, Inc.	83,795	1,591
Intel Corp.	213,957	11,079
International Business Machines Corp.	113,460	13,805
Jabil, Inc.	33,111	1,134
Juniper Networks, Inc.	81,692	1,756
KLA Corp.	5,181	1,004
Lam Research Corp.	872	289
Leidos Holdings, Inc.	3,420	305
Micron Technology, Inc. (a)	53,024	2,490
Microsoft Corp.	76,507	16,092
Motorola Solutions, Inc.	3,087	484
NCR Corp. (a)	14,585	323
NetApp, Inc.	76,111	3,337
NortonLifeLock, Inc.	191,986	4,001
Oracle Corp.	132,308	7,899
Qorvo, Inc. (a)	5,387	695
QUALCOMM, Inc.	127,836	15,044
Seagate Technology PLC	62,955	3,102
Skyworks Solutions, Inc.	2,638	384
Teradata Corp. (a)	20,857	473
Texas Instruments, Inc.	22,622	3,230
Western Digital Corp.	100,735	3,682
Western Union Co.	38,169	818
		159,271
MATERIALS 1.9%
Alcoa Corp. (a)	84,047	977
Avery Dennison Corp.	600	77
DuPont de Nemours, Inc.	5,853	325
Eastman Chemical Co.	8,457	661
Huntsman Corp.	18,004	400
International Paper Co.	41,783	1,694
LyondellBasell Industries NV 'A'	61,717	4,350
Mosaic Co.	53,885	984
Packaging Corp. of America	600	65
PPG Industries, Inc.	13,073	1,596
Reliance Steel & Aluminum Co.	8,032	820
Sealed Air Corp.	18,674	725
WestRock Co.	8,857	308
		12,982
REAL ESTATE 0.0%
Jones Lang LaSalle, Inc.	976	93
UTILITIES 5.1%
AES Corp.	133,663	2,421
Ameren Corp.	16,913	1,337

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2020 (Unaudited)

American Electric Power Co., Inc.	35,755	2,922
CenterPoint Energy, Inc.	26,353	510
CMS Energy Corp.	5,601	344
Consolidated Edison, Inc.	19,101	1,486
Dominion Energy, Inc.	6,171	487
DTE Energy Co.	3,335	384
Duke Energy Corp.	53,543	4,742
Edison International	20,943	1,065
Entergy Corp.	11,608	1,144
Eversource Energy	16,670	1,393
Exelon Corp.	136,202	4,870
FirstEnergy Corp.	21,766	625
NextEra Energy, Inc.	1,620	450
Pinnacle West Capital Corp.	10,562	787
PPL Corp.	75,162	2,045
Public Service Enterprise Group, Inc.	31,961	1,755
Sempra Energy	2,510	297
Southern Co.	64,310	3,487
UGI Corp.	7,039	232
Vistra Corp.	16,469	311
WEC Energy Group, Inc.	4,776	463
Xcel Energy, Inc.	30,668	2,116
		35,673
Total United States		684,056
Total Common Stocks (Cost $555,801)		688,015
REAL ESTATE INVESTMENT TRUSTS 0.6%
UNITED STATES 0.6%
FINANCIALS 0.1%
Annaly Capital Management, Inc.	31,530	224
Starwood Property Trust, Inc.	8,718	132
		356
REAL ESTATE 0.5%
Brixmor Property Group, Inc.	12,864	150
Colony Capital, Inc.	66,033	180
CoreCivic, Inc.	21,819	175
Diversified Healthcare Trust	36,922	130
Healthpeak Properties, Inc.	4,015	109
Host Hotels & Resorts, Inc.	36,776	397
Iron Mountain, Inc.	19,100	512
Kimco Realty Corp.	9,219	104
Macerich Co. (c)	6,345	43
Service Properties Trust	16,330	130
SL Green Realty Corp.	3,031	140
Ventas, Inc.	30,139	1,265
VEREIT, Inc.	33,839	220
Welltower, Inc.	3,094	170
Weyerhaeuser Co.	15,364	438
		4,163
Total Real Estate Investment Trusts (Cost $5,797)		4,519
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (e) 1.0%		6,609
Total Short-Term Instruments (Cost $6,609)		6,609
Total Investments in Securities (Cost $568,207)		699,143
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS 1.1%
PIMCO Government Money Market Fund 0.160% (b)(c)(d)	7,910,610	7,911
Total Short-Term Instruments (Cost $7,911)		7,911
Total Investments in Affiliates (Cost $7,911)		7,911
Total Investments 101.7% (Cost $576,118)		$707,054
Other Assets and Liabilities, net (1.7)%		(12,122)
Net Assets 100.0%		$694,932

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $7,739 were out on loan in exchange for $7,911 of cash collateral as of September 30, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$6,609	U.S. Treasury Notes 1.750% due 07/31/2021		$(6,741)	$6,609	$6,609
Total Repurchase Agreements							$(6,741)	$6,609	$6,609
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Luxembourg
	Materials				$246	$0	$0	$246
Switzerland
	Financials				249	0	0	249
United Kingdom
	Communication Services				1,917	0	0	1,917
	Consumer Discretionary				158	0	0	158
	Consumer Staples				148	0	0	148
	Industrials				312	0	0	312
	Materials				929	0	0	929
United States
	Communication Services				36,891	0	0	36,891
	Consumer Discretionary				76,499	0	0	76,499
	Consumer Staples				83,096	0	0	83,096
	Energy				24,250	0	0	24,250
	Financials				76,284	0	0	76,284
	Health Care				129,377	0	0	129,377
	Industrials				49,640	0	0	49,640
	Information Technology				159,271	0	0	159,271
	Materials				12,982	0	0	12,982
	Real Estate				93	0	0	93
	Utilities				35,673	0	0	35,673
Real Estate Investment Trusts
United States
	Financials				356	0	0	356
	Real Estate				4,163	0	0	4,163
Short-Term Instruments
Repurchase Agreements					0	6,609	0	6,609
					$692,534	$6,609	$0	$699,143
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					7,911	0	0	7,911
Total Investments					$700,445	$6,609	$0	$707,054

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAE US Small Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
COMMON STOCKS 90.9%
LUXEMBOURG 0.1%
MATERIALS 0.1%
Orion Engineered Carbons S.A.	14,089	$176
Total Luxembourg		176
UNITED KINGDOM 0.6%
CONSUMER DISCRETIONARY 0.3%
Delphi Technologies PLC (a)	65,192	1,089
CONSUMER STAPLES 0.1%
Nomad Foods Ltd. (a)	19,765	504
FINANCIALS 0.2%
Janus Henderson Group PLC	39,018	848
INFORMATION TECHNOLOGY 0.0%
Cardtronics PLC 'A' (a)	3,497	69
MATERIALS 0.0%
Venator Materials PLC (a)	25,455	49
Total United Kingdom		2,559
UNITED STATES 90.2%
COMMUNICATION SERVICES 2.2%
AMC Entertainment Holdings, Inc. 'A' (c)	140,894	664
AMC Networks, Inc. 'A' (a)	16,221	401
ATN International, Inc.	2,240	112
Cars.com, Inc. (a)	54,107	437
Cinemark Holdings, Inc.	54,809	548
Cogent Communications Holdings, Inc.	4,401	264
Comscore, Inc. (a)	58,662	120
Consolidated Communications Holdings, Inc. (a)	78,664	448
Entercom Communications Corp. 'A'	12,332	20
Gannett Co., Inc.	49,899	65
Gray Television, Inc. (a)	13,716	189
iHeartMedia, Inc. 'A' (a)	63,093	512
Iridium Communications, Inc. (a)	10,442	267
John Wiley & Sons, Inc. 'A'	21,366	677
Lions Gate Entertainment Corp. 'A' (a)	59,341	563
Marcus Corp.	5,959	46
Meredith Corp.	13,822	181
MSG Networks, Inc. 'A' (a)	10,390	99
NII Holdings, Inc.	22,836	50
Scholastic Corp.	18,546	389
Shenandoah Telecommunications Co.	3,498	155
Sinclair Broadcast Group, Inc. 'A' (c)	40,073	771
TEGNA, Inc.	118,942	1,398
TrueCar, Inc. (a)	11,065	55
Vonage Holdings Corp. (a)	26,130	267
Yelp, Inc. (a)	8,989	181
		8,879
CONSUMER DISCRETIONARY 19.5%
Aaron's, Inc.	36,319	2,057
Abercrombie & Fitch Co. 'A'	354,034	4,932
Acushnet Holdings Corp.	9,520	320
Adtalem Global Education, Inc. (a)	16,746	411
American Axle & Manufacturing Holdings, Inc. (a)	58,745	339
American Eagle Outfitters, Inc.	73,795	1,093
American Outdoor Brands, Inc. (a)	10,947	143
Asbury Automotive Group, Inc. (a)	19,412	1,892

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

At Home Group, Inc. (a)	8,009	119
Big Lots, Inc.	49,507	2,208
BJ's Restaurants, Inc.	4,682	138
Bloomin' Brands, Inc.	67,000	1,023
Boot Barn Holdings, Inc. (a)	2,127	60
Boyd Gaming Corp.	15,461	474
Brinker International, Inc.	58,822	2,513
Buckle, Inc.	42,330	863
Caesars Entertainment, Inc. (a)	3,056	171
Caleres, Inc.	18,153	174
Callaway Golf Co.	6,327	121
Camping World Holdings, Inc. 'A'	3,697	110
Cavco Industries, Inc. (a)	474	85
Century Communities, Inc. (a)	4,143	175
Cheesecake Factory, Inc. (c)	42,846	1,189
Chico's FAS, Inc.	187,036	182
Children's Place, Inc.	4,578	130
Churchill Downs, Inc.	5,788	948
Conn's, Inc. (a)	11,930	126
Cooper Tire & Rubber Co.	46,205	1,465
Cooper-Standard Holding, Inc. (a)	19,640	259
Core-Mark Holding Co., Inc.	70,253	2,032
Cracker Barrel Old Country Store, Inc.	5,529	634
Crocs, Inc. (a)	4,184	179
Dana, Inc.	68,925	849
Dave & Buster's Entertainment, Inc. (c)	5,482	83
Deckers Outdoor Corp. (a)	7,022	1,545
Denny's Corp. (a)	8,793	88
Designer Brands, Inc.	55,995	304
Dine Brands Global, Inc.	2,052	112
Dorman Products, Inc. (a)	2,122	192
Extended Stay America, Inc.	83,115	993
Floor & Decor Holdings, Inc. (a)	2,838	212
Fossil Group, Inc. (a)	81,162	466
frontdoor, Inc. (a)	9,859	384
G-III Apparel Group Ltd. (a)	19,255	252
Genesco, Inc. (a)	18,128	390
Gentherm, Inc. (a)	3,815	156
GoPro, Inc. 'A' (a)	25,540	116
Graham Holdings Co. 'B'	2,249	909
Group 1 Automotive, Inc.	18,987	1,678
Groupon, Inc. (a)	23,981	489
Guess?, Inc.	30,459	354
Helen of Troy Ltd. (a)	8,271	1,601
Hilton Grand Vacations, Inc. (a)	35,222	739
Houghton Mifflin Harcourt Co. (a)	202,634	351
Hudson Ltd. 'A' (a)	16,732	127
Installed Building Products, Inc. (a)	1,363	139
iRobot Corp. (a)	819	62
Jack in the Box, Inc.	40,951	3,248
K12, Inc. (a)	8,031	212
KB Home	29,106	1,117
La-Z-Boy, Inc.	21,758	688
Laureate Education, Inc. 'A' (a)	16,213	215
LCI Industries	2,576	274
LGI Homes, Inc. (a)	1,964	228
Lithia Motors, Inc. 'A'	4,795	1,093
M/I Homes, Inc. (a)	17,871	823
MDC Holdings, Inc.	18,292	862
Meritage Homes Corp. (a)	16,505	1,822
Michaels Cos., Inc. (a)	71,613	691
Modine Manufacturing Co. (a)	13,815	86
Monro, Inc.	2,057	83
Movado Group, Inc.	5,425	54
Murphy USA, Inc. (a)	17,460	2,240
National Vision Holdings, Inc. (a)	6,086	233
ODP Corp.	48,124	936
Oxford Industries, Inc.	3,723	150
Papa John's International, Inc.	6,937	571
Party City Holdco, Inc. (a)(c)	111,342	289
Penn National Gaming, Inc. (a)	27,492	1,999
Perdoceo Education Corp. (a)	13,075	160
Red Rock Resorts, Inc. 'A'	10,368	177
Regis Corp. (a)	19,470	120
Rent-A-Center, Inc.	37,653	1,125
RH - Restoration Hardware Holdings, Inc. (a)	2,994	1,146
Scientific Games Corp. 'A' (a)	12,177	425
SeaWorld Entertainment, Inc. (a)	23,579	465
Signet Jewelers Ltd.	273,830	5,121
Sleep Number Corp. (a)	8,847	433
Smith & Wesson Brands, Inc.	29,227	454
Sonic Automotive, Inc. 'A'	32,118	1,290
Stamps.com, Inc. (a)	1,582	381
Standard Motor Products, Inc.	2,727	122
Steven Madden Ltd.	19,709	384
Stoneridge, Inc. (a)	2,900	53

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

Strategic Education, Inc.	417	38
Sturm Ruger & Co., Inc.	3,671	225
Taylor Morrison Home Corp. 'A' (a)	36,983	909
Tempur Sealy International, Inc. (a)	17,355	1,548
Tenneco, Inc. 'A' (a)	139,211	966
Thor Industries, Inc.	14,916	1,421
TopBuild Corp. (a)	3,849	657
TRI Pointe Group, Inc. (a)	49,638	900
Tupperware Brands Corp.	103,602	2,089
Winnebago Industries, Inc.	2,099	108
Wolverine World Wide, Inc.	23,975	619
WW International, Inc. (a)	6,232	118
Zumiez, Inc. (a)	5,269	147
		78,671
CONSUMER STAPLES 7.6%
Andersons, Inc.	8,374	160
B&G Foods, Inc. (c)	44,675	1,241
BJ's Wholesale Club Holdings, Inc. (a)	14,729	612
Boston Beer Co., Inc. 'A' (a)	1,225	1,082
Central Garden & Pet Co. 'A' (a)	6,394	231
Chefs' Warehouse, Inc. (a)	2,663	39
Coca-Cola Consolidated, Inc.	677	163
Darling Ingredients, Inc. (a)	54,536	1,965
Edgewell Personal Care Co. (a)	34,358	958
Energizer Holdings, Inc.	6,145	240
Flowers Foods, Inc.	84,594	2,058
Fresh Del Monte Produce, Inc.	28,142	645
Hain Celestial Group, Inc. (a)	28,605	981
Hostess Brands, Inc. (a)	18,909	233
Ingles Markets, Inc. 'A'	13,325	507
Inter Parfums, Inc.	1,960	73
J&J Snack Foods Corp.	2,260	295
John B Sanfilippo & Son, Inc.	1,653	125
Lancaster Colony Corp.	2,996	536
Nu Skin Enterprises, Inc. 'A'	50,358	2,522
Performance Food Group Co. (a)	34,648	1,199
PriceSmart, Inc.	5,428	361
Rite Aid Corp. (a)(c)	614,972	5,836
Sanderson Farms, Inc.	7,381	871
SpartanNash Co.	28,481	466
Sprouts Farmers Market, Inc. (a)	29,500	617
TreeHouse Foods, Inc. (a)	20,151	817
United Natural Foods, Inc. (a)	104,096	1,548
Universal Corp.	30,839	1,291
USANA Health Sciences, Inc. (a)	5,217	384
Vector Group Ltd.	100,283	972
WD-40 Co.	780	148
Weis Markets, Inc.	31,873	1,530
		30,706
ENERGY 4.7%
Arch Resources, Inc.	52,381	2,225
Archrock, Inc.	36,097	194
Callon Petroleum Co. (a)(c)	8,801	42
Centennial Resource Development, Inc. (a)	8,717	5
ChampionX Corp. (a)	9,865	79
CNX Resources Corp. (a)	69,479	656
CONSOL Energy, Inc. (a)	35,031	155
Delek U.S. Holdings, Inc.	19,289	215
Dril-Quip, Inc. (a)	10,276	254
Forum Energy Technologies, Inc. (a)	8,029	4
Green Plains, Inc. (a)	18,699	289
Gulfport Energy Corp. (a)	169,919	90
Helix Energy Solutions Group, Inc. (a)	23,990	58
Kosmos Energy Ltd.	12,570	12
Nabors Industries Ltd. (c)	109,186	2,669
Oasis Petroleum, Inc. (a)(c)	62,535	18
Oceaneering International, Inc. (a)	496,768	1,749
Oil States International, Inc. (a)	22,516	62
Par Pacific Holdings, Inc. (a)	9,808	66
Patterson-UTI Energy, Inc.	956,547	2,726
PDC Energy, Inc. (a)	20,755	257
Peabody Energy Corp.	59,824	138
QEP Resources, Inc.	57,668	52
Range Resources Corp.	235,849	1,561
Renewable Energy Group, Inc. (a)	39,315	2,100
SM Energy Co.	805,098	1,280
Southwestern Energy Co. (a)	513,445	1,207
Tidewater, Inc. (a)	10,670	72
U.S. Silica Holdings, Inc.	43,930	132

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

World Fuel Services Corp.	16,675	353
		18,720
FINANCIALS 10.8%
Affiliated Managers Group, Inc.	16,793	1,148
Ambac Financial Group, Inc. (a)	25,798	329
Amerant Bancorp, Inc. (a)	2,268	21
American Equity Investment Life Holding Co.	35,604	783
American National Group, Inc.	3,394	229
Ameris Bancorp	3,384	77
Amerisafe, Inc.	2,322	133
Artisan Partners Asset Management, Inc. 'A'	21,790	850
Associated Banc-Corp.	38,040	480
Atlantic Union Bankshares Corp.	5,573	119
Axos Financial, Inc. (a)	5,552	129
Banc of California, Inc.	6,373	65
BancFirst Corp.	1,636	67
BancorpSouth Bank	15,657	303
Bank of Hawaii Corp.	12,025	608
Bank OZK	19,817	423
BankUnited, Inc.	35,875	786
Banner Corp.	5,452	176
Berkshire Hills Bancorp, Inc.	6,950	70
BGC Partners, Inc. 'A'	109,148	262
Blucora, Inc. (a)	3,584	34
Boston Private Financial Holdings, Inc.	23,558	130
Brookline Bancorp, Inc.	11,397	99
Bryn Mawr Bank Corp.	1,565	39
Cadence BanCorp	13,190	113
Camden National Corp.	1,838	56
Cannae Holdings, Inc. (a)	30,096	1,121
Capitol Federal Financial, Inc.	58,330	540
Cathay General Bancorp	19,443	422
Central Pacific Financial Corp.	10,461	142
City Holding Co.	2,031	117
Cohen & Steers, Inc.	5,782	322
Columbia Banking System, Inc.	12,968	309
Community Bank System, Inc.	8,432	459
Community Trust Bancorp, Inc.	2,692	76
Customers Bancorp, Inc. (a)	9,410	105
CVB Financial Corp.	9,247	154
Dime Community Bancshares, Inc.	7,098	80
Eagle Bancorp, Inc.	3,892	104
Employers Holdings, Inc.	3,320	100
Encore Capital Group, Inc. (a)	4,292	166
Enova International, Inc. (a)	7,091	116
Essent Group Ltd.	3,441	127
Evercore, Inc. 'A'	16,243	1,063
FBL Financial Group, Inc. 'A'	2,879	139
Federal Agricultural Mortgage Corp. 'C'	895	57
Federated Investors, Inc. 'B'	35,800	770
First Bancorp	2,048	43
First Busey Corp.	5,522	88
First Commonwealth Financial Corp.	19,418	150
First Financial Bancorp	7,261	87
First Financial Bankshares, Inc.	4,593	128
First Hawaiian, Inc.	39,997	579
First Interstate BancSystem, Inc. 'A'	4,966	158
First Merchants Corp.	3,004	70
First Midwest Bancorp, Inc.	16,100	174
FirstCash, Inc.	6,335	362
Flagstar Bancorp, Inc.	9,706	288
Flushing Financial Corp.	9,170	96
FNB Corp.	86,483	586
Fulton Financial Corp.	78,366	731
Glacier Bancorp, Inc.	5,757	185
Great Southern Bancorp, Inc.	1,983	72
Great Western Bancorp, Inc.	20,543	256
Green Dot Corp. 'A' (a)	3,955	200
Hancock Holding Co.	20,542	386
Hanmi Financial Corp.	10,343	85
Heartland Financial USA, Inc.	2,841	85
Hercules Capital, Inc.	12,693	147
Heritage Financial Corp.	2,148	40
Hilltop Holdings, Inc.	42,898	883
Home BancShares, Inc.	14,937	226
HomeStreet, Inc.	6,292	162
Hope Bancorp, Inc.	36,480	277
Horace Mann Educators Corp.	4,974	166
Houlihan Lokey, Inc.	5,497	325
Independent Bank Corp.	1,864	98
International Bancshares Corp.	16,701	435
Investors Bancorp, Inc.	86,804	630
Lakeland Bancorp, Inc.	6,375	63
Lakeland Financial Corp.	2,001	82

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

MBIA, Inc. (a)	75,362	457
Mercury General Corp.	7,785	322
Meridian Bancorp, Inc.	4,919	51
Meta Financial Group, Inc.	2,539	49
Moelis & Co. 'A'	6,746	237
National Bank Holdings Corp. 'A'	4,307	113
National General Holdings Corp.	5,840	197
National Western Life Group, Inc. 'A'	212	39
NBT Bancorp, Inc.	6,414	172
Nelnet, Inc. 'A'	9,237	557
Northfield Bancorp, Inc.	11,470	105
Northwest Bancshares, Inc.	39,639	365
Old National Bancorp	19,306	242
Pacific Premier Bancorp, Inc.	6,598	133
Park National Corp.	2,122	174
PennyMac Financial Services, Inc.	5,910	344
Peoples Bancorp, Inc.	2,635	50
Piper Jaffray Cos.	2,747	201
PRA Group, Inc. (a)	19,555	781
Premier Financial Corp.	2,312	36
ProAssurance Corp.	46,426	726
Provident Financial Services, Inc.	10,530	128
Radian Group, Inc.	36,057	527
Renasant Corp.	6,050	137
RLI Corp.	7,345	615
S&T Bancorp, Inc.	4,923	87
Safety Insurance Group, Inc.	1,526	105
Sandy Spring Bancorp, Inc.	5,616	130
Seacoast Banking Corp. of Florida (a)	2,964	53
Selective Insurance Group, Inc.	7,986	411
Simmons First National Corp. 'A'	4,627	73
South State Corp.	6,607	318
Southside Bancshares, Inc.	2,773	68
Sterling Bancorp	5,861	62
Stewart Information Services Corp.	25,758	1,126
Stock Yards Bancorp, Inc.	2,400	82
TCF Financial Corp.	14,019	327
Texas Capital Bancshares, Inc. (a)	4,873	152
Tompkins Financial Corp.	1,564	89
Towne Bank	6,391	105
TrustCo Bank Corp.	21,000	110
Trustmark Corp.	23,493	503
UMB Financial Corp.	8,510	417
Umpqua Holdings Corp.	102,185	1,085
United Bankshares, Inc.	23,732	510
United Community Banks, Inc.	9,187	156
United Fire Group, Inc.	2,656	54
Universal Insurance Holdings, Inc.	5,211	72
Univest Financial Corp.	6,859	99
Valley National Bancorp	52,667	361
Virtus Investment Partners, Inc.	911	126
Waddell & Reed Financial, Inc. 'A'	236,963	3,519
Walker & Dunlop, Inc.	3,784	201
Washington Federal, Inc.	44,253	923
Washington Trust Bancorp, Inc.	2,193	67
WesBanco, Inc.	5,649	121
Westamerica Bancorporation	2,696	147
White Mountains Insurance Group Ltd.	2,209	1,721
Wintrust Financial Corp.	10,512	421
World Acceptance Corp. (a)	4,157	439
WSFS Financial Corp.	3,871	104
		43,463
HEALTH CARE 7.1%
Acadia Healthcare Co., Inc. (a)	54,521	1,607
Acorda Therapeutics, Inc. (a)(c)	30,919	16
Allscripts Healthcare Solutions, Inc. (a)	92,872	756
Amedisys, Inc. (a)	3,981	941
AMN Healthcare Services, Inc. (a)	3,168	185
Amneal Pharmaceuticals, Inc. (a)	28,196	109
AngioDynamics, Inc. (a)	12,178	147
Avanos Medical, Inc. (a)	8,147	271
Cantel Medical Corp.	1,738	76
CONMED Corp.	3,051	240
Covetrus, Inc. (a)	139,965	3,415
Emergent BioSolutions, Inc. (a)	3,022	312
Ensign Group, Inc.	2,500	143
Haemonetics Corp. (a)	2,389	209
Hanger, Inc. (a)	14,698	233
HealthStream, Inc. (a)	2,767	56
HMS Holdings Corp. (a)	2,757	66
Inovalon Holdings, Inc. 'A' (a)	2,308	61
Integer Holdings Corp. (a)	2,021	119
LHC Group, Inc. (a)	1,050	223
Luminex Corp.	5,723	150

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

Magellan Health, Inc. (a)	24,633	1,867
Medpace Holdings, Inc. (a)	2,389	267
Meridian Bioscience, Inc. (a)	11,654	198
Merit Medical Systems, Inc. (a)	6,483	282
Myriad Genetics, Inc. (a)	92,889	1,211
National HealthCare Corp.	6,296	392
Natus Medical, Inc. (a)	5,670	97
Neogen Corp. (a)	1,920	150
NextGen Healthcare, Inc. (a)	9,710	124
NuVasive, Inc. (a)	6,428	312
Omnicell, Inc. (a)	1,363	102
OPKO Health, Inc. (a)(c)	132,302	488
Orthofix Medical, Inc. (a)	3,633	113
Patterson Cos., Inc.	302,763	7,298
Prestige Consumer Healthcare, Inc. (a)	14,532	529
RadNet, Inc. (a)	6,408	98
Repligen Corp. (a)	725	107
Select Medical Holdings Corp. (a)	38,926	811
Syneos Health, Inc. (a)	10,698	569
Tivity Health, Inc. (a)	7,000	98
U.S. Physical Therapy, Inc.	1,088	95
United Therapeutics Corp. (a)	37,990	3,837
Varex Imaging Corp. (a)	6,961	89
		28,469
INDUSTRIALS 17.5%
AAON, Inc.	1,679	101
AAR Corp.	35,191	662
ABM Industries, Inc.	12,656	464
ACCO Brands Corp.	63,052	366
Advanced Disposal Services, Inc. (a)	10,212	309
Advanced Drainage Systems, Inc.	3,562	222
Aerojet Rocketdyne Holdings, Inc. (a)	2,969	118
Air Lease Corp.	27,208	800
Air Transport Services Group, Inc. (a)	8,255	207
Alamo Group, Inc.	997	108
Albany International Corp. 'A'	2,219	110
Allegiant Travel Co.	6,926	830
Altra Industrial Motion Corp.	4,774	177
American Woodmark Corp. (a)	665	52
Apogee Enterprises, Inc.	9,027	193
Applied Industrial Technologies, Inc.	8,720	480
ArcBest Corp.	9,995	310
Arcosa, Inc.	29,201	1,287
Argan, Inc.	2,133	89
Armstrong World Industries, Inc.	8,995	619
ASGN, Inc. (a)	4,152	264
Astec Industries, Inc.	3,840	208
Atkore International Group, Inc. (a)	9,393	214
Atlas Air Worldwide Holdings, Inc. (a)	29,740	1,811
AZZ, Inc.	3,632	124
Barnes Group, Inc.	12,582	450
Beacon Roofing Supply, Inc. (a)	14,676	456
BMC Stock Holdings, Inc. (a)	22,114	947
Brady Corp. 'A'	12,885	516
BrightView Holdings, Inc. (a)	4,517	52
Brink's Co.	3,342	137
Builders FirstSource, Inc. (a)	48,678	1,588
Casella Waste Systems, Inc. 'A' (a)	1,538	86
CBIZ, Inc. (a)	4,528	104
CIRCOR International, Inc. (a)	1,440	39
Clean Harbors, Inc. (a)	14,829	831
Columbus McKinnon Corp.	2,643	88
Comfort Systems USA, Inc.	4,889	252
Covanta Holding Corp.	69,743	541
Cubic Corp.	2,565	149
Deluxe Corp.	37,130	955
Douglas Dynamics, Inc.	2,418	83
DXP Enterprises, Inc. (a)	1,757	28
Dycom Industries, Inc. (a)	15,831	836
Echo Global Logistics, Inc. (a)	5,110	132
EMCOR Group, Inc.	14,062	952
Encore Wire Corp.	3,264	152
Enerpac Tool Group Corp.	28,659	539
EnerSys	9,785	657
EnPro Industries, Inc.	4,930	278
ESCO Technologies, Inc.	1,644	132
Evoqua Water Technologies Corp. (a)	9,061	192
Exponent, Inc.	2,004	144
Federal Signal Corp.	3,751	110
Forward Air Corp.	3,873	222
Franklin Electric Co., Inc.	6,100	359
FTI Consulting, Inc. (a)	10,063	1,066
GATX Corp.	25,257	1,610
Generac Holdings, Inc. (a)	7,268	1,407

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

Gibraltar Industries, Inc. (a)	3,145	205
GMS, Inc. (a)	13,244	319
Granite Construction, Inc.	7,374	130
Greenbrier Cos., Inc.	27,376	805
Griffon Corp.	21,191	414
H&E Equipment Services, Inc.	7,547	148
Harsco Corp. (a)	7,945	111
Hawaiian Holdings, Inc.	36,956	476
Healthcare Services Group, Inc.	8,639	186
Heidrick & Struggles International, Inc.	4,699	92
Herc Holdings, Inc. (a)	14,653	580
Herman Miller, Inc.	20,158	608
Hillenbrand, Inc.	22,002	624
HNI Corp.	18,539	582
Hub Group, Inc. 'A' (a)	5,148	258
Huron Consulting Group, Inc. (a)	2,281	90
Hyster-Yale Materials Handling, Inc.	3,153	117
ICF International, Inc.	3,120	192
Interface, Inc.	15,958	98
JELD-WEN Holding, Inc. (a)	9,367	212
John Bean Technologies Corp.	1,453	134
Kadant, Inc.	311	34
Kaman Corp.	7,521	293
KBR, Inc.	24,922	557
Kelly Services, Inc. 'A'	44,970	766
Kennametal, Inc.	13,151	381
Kforce, Inc.	6,266	202
Knoll, Inc.	10,993	133
Korn Ferry	10,328	300
Kratos Defense & Security Solutions, Inc. (a)	5,135	99
Landstar System, Inc.	6,774	850
Lindsay Corp.	1,459	141
Masonite International Corp. (a)	8,101	797
MasTec, Inc. (a)	14,907	629
Matson, Inc.	13,392	537
Matthews International Corp. 'A'	10,618	237
McGrath RentCorp	2,595	155
Mercury Systems, Inc. (a)	1,791	139
Meritor, Inc. (a)	18,922	396
Moog, Inc. 'A'	15,577	990
MRC Global, Inc. (a)	41,846	179
MSA Safety, Inc.	3,849	516
Mueller Industries, Inc.	26,988	730
Mueller Water Products, Inc. 'A'	18,563	193
National Presto Industries, Inc.	509	42
Navistar International Corp. (a)	4,112	179
NOW, Inc. (a)	28,506	129
Primoris Services Corp.	13,202	238
Quad/Graphics, Inc.	41,349	125
RBC Bearings, Inc. (a)	713	86
Regal Beloit Corp.	16,282	1,528
Resideo Technologies, Inc. (a)	203,998	2,244
Rexnord Corp.	35,272	1,053
Rush Enterprises, Inc. 'A'	11,043	558
Saia, Inc. (a)	4,064	513
Schneider National, Inc. 'B'	25,104	621
SEACOR Holdings, Inc. (a)	3,757	109
Simpson Manufacturing Co., Inc.	8,026	780
SiteOne Landscape Supply, Inc. (a)	2,399	293
SkyWest, Inc.	17,286	516
SP Plus Corp. (a)	3,531	63
Spirit Airlines, Inc. (a)(c)	21,112	340
SPX Corp. (a)	2,395	111
SPX FLOW, Inc. (a)	18,340	785
Standex International Corp.	1,678	99
Steelcase, Inc. 'A'	54,897	555
Stericycle, Inc. (a)	26,892	1,696
Tennant Co.	1,575	95
Terex Corp.	87,510	1,694
Tetra Tech, Inc.	9,994	954
Thermon Group Holdings, Inc. (a)	3,316	37
Timken Co.	27,105	1,470
Trex Co., Inc. (a)	2,848	204
TriMas Corp. (a)	4,032	92
TriNet Group, Inc. (a)	1,696	101
Trinity Industries, Inc.	63,951	1,247
Triumph Group, Inc.	11,402	74
TrueBlue, Inc. (a)	11,763	182
Tutor Perini Corp. (a)	43,644	486
UFP Industries, Inc.	10,336	584
UniFirst Corp.	2,696	511
Univar Solutions, Inc. (a)	68,345	1,154
Valmont Industries, Inc.	9,437	1,172
Viad Corp.	2,493	52
Wabash National Corp.	10,943	131
Watts Water Technologies, Inc. 'A'	6,713	672

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

Welbilt, Inc. (a)	18,651	115
Werner Enterprises, Inc.	12,559	527
WESCO International, Inc. (a)	93,265	4,106
WillScot Mobile Mini Holdings Corp. (a)	23,226	387
		70,560
INFORMATION TECHNOLOGY 8.9%
Acacia Communications, Inc. (a)	1,809	122
ACI Worldwide, Inc. (a)	15,315	400
ADTRAN, Inc.	28,274	290
Advanced Energy Industries, Inc. (a)	3,739	235
Ambarella, Inc. (a)	2,999	156
Amkor Technology, Inc. (a)	74,879	839
Avaya Holdings Corp. (a)	101,993	1,550
Badger Meter, Inc.	1,484	97
Belden, Inc.	15,616	486
Benchmark Electronics, Inc.	47,491	957
Blackbaud, Inc.	2,448	137
Bottomline Technologies de, Inc. (a)	1,476	62
Brooks Automation, Inc.	4,150	192
Cirrus Logic, Inc. (a)	26,717	1,802
CMC Materials, Inc.	1,414	202
Coherent, Inc. (a)	3,265	362
CommVault Systems, Inc. (a)	5,503	225
Comtech Telecommunications Corp.	8,442	118
Conduent, Inc. (a)	245,561	781
CoreLogic, Inc.	35,692	2,415
CSG Systems International, Inc.	6,300	258
CTS Corp.	3,961	87
Diebold Nixdorf, Inc. (a)	77,222	590
Diodes, Inc. (a)	9,202	519
Ebix, Inc.	4,180	86
Endurance International Group Holdings, Inc. (a)	25,884	149
Envestnet, Inc. (a)	2,144	165
ePlus, Inc. (a)	2,394	175
ExlService Holdings, Inc. (a)	1,664	110
Extreme Networks, Inc. (a)	13,632	55
FARO Technologies, Inc. (a)	2,303	140
FireEye, Inc. (a)	9,831	121
Fitbit, Inc. 'A' (a)	35,560	248
FormFactor, Inc. (a)	6,100	152
II-VI, Inc. (a)	7,757	315
Infinera Corp. (a)	26,902	166
Inphi Corp. (a)	1,697	191
Insight Enterprises, Inc. (a)	25,908	1,466
InterDigital, Inc.	15,251	870
Itron, Inc. (a)	3,859	234
J2 Global, Inc. (a)	12,494	865
Knowles Corp. (a)	39,541	589
LiveRamp Holdings, Inc. (a)	8,913	461
Lumentum Holdings, Inc. (a)	2,749	207
MACOM Technology Solutions Holdings, Inc. (a)	5,188	176
Manhattan Associates, Inc. (a)	14,452	1,380
ManTech International Corp. 'A'	5,939	409
Methode Electronics, Inc.	4,787	136
MicroStrategy, Inc. 'A' (a)	1,764	266
MTS Systems Corp.	2,936	56
NETGEAR, Inc. (a)	6,809	210
NetScout Systems, Inc. (a)	65,456	1,429
NIC, Inc.	7,391	146
OSI Systems, Inc. (a)	2,364	183
PC Connection, Inc.	5,456	224
Perficient, Inc. (a)	3,802	163
Perspecta, Inc.	62,303	1,212
Photronics, Inc. (a)	14,785	147
Plantronics, Inc.	13,299	157
Plexus Corp. (a)	8,137	575
Power Integrations, Inc.	4,622	256
Progress Software Corp.	9,713	356
Qualys, Inc. (a)	1,198	117
Rambus, Inc. (a)	22,420	307
Rogers Corp. (a)	1,439	141
Sanmina Corp. (a)	40,241	1,089
ScanSource, Inc. (a)	12,911	256
Science Applications International Corp.	5,938	466
Semtech Corp. (a)	4,169	221
Silicon Laboratories, Inc. (a)	2,240	219
Stratasys Ltd. (a)(c)	8,641	108
Sykes Enterprises, Inc. (a)	17,537	600
Synaptics, Inc. (a)	22,235	1,788
TTEC Holdings, Inc.	1,246	68
TTM Technologies, Inc. (a)	62,285	711
Unisys Corp. (a)	27,619	295
Verint Systems, Inc. (a)	8,196	395
Viavi Solutions, Inc. (a)	18,961	222

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

Virtusa Corp. (a)	2,353	116
Vishay Intertechnology, Inc.	56,105	874
Xperi Holding Corp.	64,512	741
		35,862
MATERIALS 6.8%
AdvanSix, Inc. (a)	8,450	109
Allegheny Technologies, Inc. (a)	6,405	56
Avient Corp.	40,036	1,059
Balchem Corp.	1,423	139
Boise Cascade Co.	7,161	286
Cabot Corp.	19,859	716
Carpenter Technology Corp.	14,274	259
Chemours Co.	132,277	2,766
Cleveland-Cliffs, Inc. (c)	105,550	678
Coeur Mining, Inc. (a)	18,091	134
Commercial Metals Co.	37,268	745
Compass Minerals International, Inc.	13,093	777
Domtar Corp.	185,535	4,874
Eagle Materials, Inc.	8,191	707
Element Solutions, Inc. (a)	143,484	1,508
Ferro Corp. (a)	9,453	117
GCP Applied Technologies, Inc. (a)	9,133	191
Graphic Packaging Holding Co.	67,247	947
Greif, Inc. 'A'	20,648	748
HB Fuller Co.	5,916	271
Hecla Mining Co.	143,158	727
Innospec, Inc.	4,502	285
Kaiser Aluminum Corp.	6,212	333
Kraton Corp. (a)	12,739	227
Louisiana-Pacific Corp.	31,012	915
Materion Corp.	2,474	129
Minerals Technologies, Inc.	7,652	391
Myers Industries, Inc.	6,360	84
Neenah Paper, Inc.	2,886	108
O-I Glass, Inc.	36,168	383
Olin Corp.	46,452	575
PQ Group Holdings, Inc. (a)	9,901	102
Quaker Chemical Corp.	658	118
Rayonier Advanced Materials, Inc. (a)	30,515	98
Schnitzer Steel Industries, Inc. 'A'	6,299	121
Schweitzer-Mauduit International, Inc.	12,902	392
Sensient Technologies Corp.	15,174	876
Silgan Holdings, Inc.	32,461	1,194
Stepan Co.	4,598	501
Summit Materials, Inc. 'A' (a)	19,206	318
SunCoke Energy, Inc.	29,952	102
Trinseo S.A.	19,796	508
U.S. Concrete, Inc. (a)	1,428	41
United States Steel Corp. (c)	43,616	320
Valvoline, Inc.	13,889	264
Verso Corp.	8,015	63
Warrior Met Coal, Inc.	34,658	592
Worthington Industries, Inc.	17,198	701
		27,555
REAL ESTATE 2.1%
Kennedy-Wilson Holdings, Inc.	28,978	421
New York REIT, Inc. «	4,082	77
Newmark Group, Inc.	28,281	122
Realogy Holdings Corp.	819,161	7,733
St. Joe Co. (a)	7,515	155
		8,508
UTILITIES 3.0%
ALLETE, Inc.	16,577	858
American States Water Co.	3,332	250
Avista Corp.	39,945	1,363
Black Hills Corp.	20,489	1,096
California Water Service Group	3,459	150
Chesapeake Utilities Corp.	737	62
Clearway Energy, Inc. 'C'	32,434	874
Hawaiian Electric Industries, Inc.	61,736	2,052
MGE Energy, Inc.	3,849	241
New Jersey Resources Corp.	14,512	392
Northwest Natural Holding Co.	6,724	305
NorthWestern Corp.	22,109	1,075
Ormat Technologies, Inc.	2,139	127
Otter Tail Corp.	12,947	468
PNM Resources, Inc.	39,131	1,617
SJW Group	1,831	112
South Jersey Industries, Inc.	7,913	153

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

Spire, Inc.	16,124	858
Unitil Corp.	3,542	137
		12,190
Total United States		363,583
Total Common Stocks (Cost $292,765)		366,318
REAL ESTATE INVESTMENT TRUSTS 8.9%
UNITED STATES 8.9%
FINANCIALS 1.1%
Apollo Commercial Real Estate Finance, Inc.	12,476	112
Arbor Realty Trust, Inc.	8,734	100
Blackstone Mortgage Trust, Inc. 'A'	8,813	194
Capstead Mortgage Corp.	54,155	304
Chimera Investment Corp.	116,907	959
Colony Credit Real Estate, Inc.	14,444	71
Granite Point Mortgage Trust, Inc.	7,422	53
Invesco Mortgage Capital, Inc.	78,430	212
Ladder Capital Corp.	28,041	200
MFA Financial, Inc.	202,838	543
New York Mortgage Trust, Inc.	41,141	105
PennyMac Mortgage Investment Trust	45,559	732
Redwood Trust, Inc.	36,670	276
TPG RE Finance Trust, Inc.	10,085	85
Two Harbors Investment Corp.	106,256	541
		4,487
REAL ESTATE 7.8%
Acadia Realty Trust	11,561	121
Agree Realty Corp.	1,610	102
Alexander & Baldwin, Inc.	38,699	434
American Assets Trust, Inc.	3,176	77
American Finance Trust, Inc.	27,456	172
Americold Realty Trust	3,864	138
Apple Hospitality REIT, Inc.	123,391	1,186
Armada Hoffler Properties, Inc.	4,888	45
Brandywine Realty Trust	69,521	719
CareTrust REIT, Inc.	4,912	87
Chatham Lodging Trust	13,071	100
Columbia Property Trust, Inc.	52,717	575
CorePoint Lodging, Inc.	33,272	181
Corporate Office Properties Trust	30,548	725
Cousins Properties, Inc.	31,384	897
DiamondRock Hospitality Co.	96,301	488
Diversified Healthcare Trust	217,493	766
Easterly Government Properties, Inc.	4,147	93
EastGroup Properties, Inc.	2,138	277
Empire State Realty Trust, Inc. 'A'	38,983	239
Equity Commonwealth	21,063	561
First Industrial Realty Trust, Inc.	8,153	325
Four Corners Property Trust, Inc.	2,166	55
Franklin Street Properties Corp.	40,128	147
GEO Group, Inc.	76,289	865
Getty Realty Corp.	1,474	38
Global Net Lease, Inc.	11,334	180
Healthcare Realty Trust, Inc.	29,085	876
Hersha Hospitality Trust	25,258	140
Independence Realty Trust, Inc.	9,440	109
Industrial Logistics Properties Trust	10,940	239
Investors Real Estate Trust	2,846	185
Kite Realty Group Trust	57,340	664
Lexington Realty Trust	99,641	1,041
LTC Properties, Inc.	3,728	130
Mack-Cali Realty Corp.	34,951	441
Monmouth Real Estate Investment Corp.	3,748	52
National Health Investors, Inc.	3,760	227
National Storage Affiliates Trust	4,508	147
Office Properties Income Trust	8,435	175
Outfront Media, Inc.	75,275	1,095
Paramount Group, Inc.	106,311	753
Pebblebrook Hotel Trust	17,642	221
Physicians Realty Trust	34,589	619
Piedmont Office Realty Trust, Inc. 'A'	82,156	1,115
PotlatchDeltic Corp.	4,153	175
Preferred Apartment Communities, Inc. 'A'	17,768	96
PS Business Parks, Inc.	3,082	377
QTS Realty Trust, Inc. 'A'	3,967	250
Rayonier, Inc.	40,876	1,081
Retail Opportunity Investments Corp.	26,978	281
Retail Properties of America, Inc. 'A'	143,873	836
Rexford Industrial Realty, Inc.	3,214	147

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

RLJ Lodging Trust	64,409	558
RPT Realty	23,422	127
Ryman Hospitality Properties, Inc.	5,931	218
Sabra Health Care REIT, Inc.	21,185	292
Seritage Growth Properties 'A' (c)	4,951	67
SITE Centers Corp.	110,543	796
Spirit Realty Capital, Inc.	43,807	1,478
STAG Industrial, Inc.	6,200	189
Summit Hotel Properties, Inc.	22,184	115
Sunstone Hotel Investors, Inc.	89,434	710
Tanger Factory Outlet Centers, Inc. (c)	55,820	337
Taubman Centers, Inc.	20,682	689
Terreno Realty Corp.	2,441	134
Uniti Group, Inc.	221,249	2,331
Urban Edge Properties	19,236	187
Urstadt Biddle Properties, Inc. 'A'	5,380	50
Washington Prime Group, Inc. (c)	157,054	102
Washington Real Estate Investment Trust	20,263	408
Weingarten Realty Investors	48,124	816
Xenia Hotels & Resorts, Inc.	66,292	582
		31,251
Total Real Estate Investment Trusts (Cost $32,246)		35,738
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		1,007
Total Short-Term Instruments (Cost $1,007)		1,007
Total Investments in Securities (Cost $326,018)		403,063
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
MUTUAL FUNDS 3.3%
PIMCO Government Money Market Fund 0.160% (b)(c)(d)	13,187,238	13,187
Total Short-Term Instruments (Cost $13,187)		13,187
Total Investments in Affiliates (Cost $13,187)		13,187
Total Investments 103.3% (Cost $339,205)		$416,250
Other Assets and Liabilities, net (3.3)%		(13,223)
Net Assets 100.0%		$403,027

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $14,594 were out on loan in exchange for $14,976 of cash collateral as of September 30, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$1,007	U.S. Treasury Notes 1.750% due 07/31/2021		$(1,027)	$1,007	$1,007
Total Repurchase Agreements							$(1,027)	$1,007	$1,007
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Luxembourg
	Materials				$176	$0	$0	$176
United Kingdom
	Consumer Discretionary				1,089	0	0	1,089
	Consumer Staples				504	0	0	504
	Financials				848	0	0	848
	Information Technology				69	0	0	69
	Materials				49	0	0	49
United States
	Communication Services				8,829	50	0	8,879
	Consumer Discretionary				78,671	0	0	78,671
	Consumer Staples				30,706	0	0	30,706
	Energy				18,720	0	0	18,720
	Financials				43,463	0	0	43,463
	Health Care				28,469	0	0	28,469
	Industrials				70,560	0	0	70,560
	Information Technology				35,862	0	0	35,862
	Materials				27,555	0	0	27,555
	Real Estate				8,431	0	77	8,508
	Utilities				12,190	0	0	12,190
Real Estate Investment Trusts
United States
	Financials				4,487	0	0	4,487
	Real Estate				31,251	0	0	31,251
Common Stocks
United States					0	0	0	0
Short-Term Instruments
Repurchase Agreements					0	1,007	0	1,007
					$401,929	$1,057	$77	$403,063
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					13,187	0	0	13,187
Total Investments					$415,116	$1,057	$77	$416,250

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
COMMON STOCKS 90.7%
AUSTRALIA 0.0%
MATERIALS 0.0%
MMG Ltd. (a)	196,000	$49
Total Australia		49
BRAZIL 5.9%
COMMUNICATION SERVICES 0.1%
TIM Participacoes S.A.	102,400	238
CONSUMER DISCRETIONARY 0.2%
Lojas Renner S.A.	83,080	586
Petrobras Distribuidora S.A.	196,700	706
		1,292
CONSUMER STAPLES 0.8%
Ambev S.A.	694,000	1,550
BRF S.A. (a)	102,500	335
JBS S.A.	642,100	2,363
Raia Drogasil S.A.	276,600	1,154
		5,402
ENERGY 0.3%
Cosan Ltd. 'A'	23,439	348
Cosan S.A.	32,900	400
Ultrapar Participacoes S.A.	322,800	1,108
		1,856
FINANCIALS 1.0%
B3 S.A. - Brasil Bolsa Balcao	407,000	3,987
Banco BTG Pactual S.A.	98,800	1,282
Banco do Brasil S.A.	154,500	815
BB Seguridade Participacoes S.A.	40,900	177
IRB Brasil Resseguros S/A	33,305	44
Porto Seguro S.A.	16,600	142
		6,447
HEALTH CARE 0.1%
Hypera S.A.	72,200	384
INDUSTRIALS 0.5%
CCR S.A.	59,700	135
Embraer S.A. (a)	28,400	31
WEG S.A.	272,130	3,184
		3,350
MATERIALS 2.8%
Cia Siderurgica Nacional S.A.	156,800	461
Klabin S.A.	284,700	1,207
Suzano S.A.	149,100	1,209
Vale S.A.	1,456,200	15,327
		18,204
UTILITIES 0.1%
AES Tiete Energia S.A.	53,600	140
Cia de Saneamento Basico do Estado de Sao Paulo	23,500	196
Cia de Saneamento de Minas Gerais-COPASA	6,800	57
Energisa S.A.	15,900	116
Engie Brasil Energia S.A.	44,525	320

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Light S.A.	15,300	39
		868
Total Brazil		38,041
CHILE 0.8%
COMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A.	7,748	48
CONSUMER DISCRETIONARY 0.1%
Falabella S.A.	118,628	348
CONSUMER STAPLES 0.1%
Cencosud S.A.	481,786	705
Cia Cervecerias Unidas S.A.	49,214	318
		1,023
ENERGY 0.1%
Empresas COPEC S.A.	71,238	534
FINANCIALS 0.1%
Banco de Chile	6,631,918	506
Banco de Credito e Inversiones	3,461	109
Banco Santander Chile	1,428,580	50
Itau CorpBanca Chile S.A.	5,574,622	15
		680
MATERIALS 0.1%
CAP S.A.	19,498	165
Empresas CMPC S.A.	214,719	451
		616
UTILITIES 0.3%
AES Gener S.A.	1,123,902	173
Aguas Andinas S.A. 'A'	662,059	186
Colbun S.A.	1,885,305	305
Enel Americas S.A.	6,100,922	793
Enel Chile S.A.	4,980,591	349
Engie Energia Chile S.A.	69,477	86
		1,892
Total Chile		5,141
CHINA 19.6%
COMMUNICATION SERVICES 4.0%
China Telecom Corp. Ltd. 'H'	2,168,000	651
JOYY, Inc. ADR	14,400	1,162
NetEase, Inc. ADR	24,603	11,186
Tencent Holdings Ltd.	192,900	13,029
		26,028
CONSUMER DISCRETIONARY 8.1%
Alibaba Group Holding Ltd. SP - ADR (a)	45,933	13,503
ANTA Sports Products Ltd.	86,000	898
BAIC Motor Corp. Ltd. 'H'	158,500	65
BYD Co. Ltd. 'H'	105,500	1,653
China Yongda Automobiles Services Holdings Ltd.	114,000	136
GOME Retail Holdings Ltd. (a)(c)	4,129,000	547
Great Wall Motor Co. Ltd. 'H'	1,234,000	1,574
JD.com, Inc. ADR (a)	166,981	12,959
Meituan Dianping (a)	394,100	12,415
New Oriental Education & Technology Group, Inc. SP - ADR (a)	27,003	4,037
Shenzhou International Group Holdings Ltd.	69,600	1,185
Vipshop Holdings Ltd. ADR (a)	119,615	1,871
Yum China Holdings, Inc.	22,303	1,181
Zhongsheng Group Holdings Ltd.	100,500	632
		52,656
CONSUMER STAPLES 0.8%
Dali Foods Group Co. Ltd.	557,000	341
Hengan International Group Co. Ltd.	243,500	1,783
Tingyi Cayman Islands Holding Corp.	480,000	850

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Tsingtao Brewery Co. Ltd. 'H'	100,000	818
Uni-President China Holdings Ltd.	238,000	218
Want Want China Holdings Ltd.	1,353,000	946
		4,956
ENERGY 0.8%
China Petroleum & Chemical Corp. 'H'	5,798,000	2,341
China Shenhua Energy Co. Ltd. 'H'	816,000	1,465
CNOOC Ltd.	1,142,000	1,098
Yanzhou Coal Mining Co. Ltd. 'H'	66,000	49
		4,953
FINANCIALS 0.1%
China Galaxy Securities Co. Ltd. 'H'	475,500	269
China Reinsurance Group Corp. 'H'	1,389,000	128
CSC Financial Co. Ltd. 'H'	50,500	71
GF Securities Co. Ltd. 'H'	215,434	274
Postal Savings Bank of China Co. Ltd. 'H'	439,000	185
		927
HEALTH CARE 0.6%
China Resources Pharmaceutical Group Ltd.	317,500	164
CSPC Pharmaceutical Group Ltd.	1,064,800	2,079
Shandong Weigao Group Medical Polymer Co. Ltd. 'H'	408,000	816
Shanghai Fosun Pharmaceutical Group Co. Ltd.	119,500	500
Sinopharm Group Co. Ltd. 'H'	102,400	216
		3,775
INDUSTRIALS 1.1%
AviChina Industry & Technology Co. Ltd. 'H'	164,000	94
China Communications Services Corp. Ltd. 'H'	368,000	217
China Lesso Group Holdings Ltd. 'L'	165,000	300
China Southern Airlines Co. Ltd. 'H' (c)	330,000	179
COSCO SHIPPING Energy Transportation Co. Ltd. 'H'	176,000	73
COSCO SHIPPING Holdings Co. Ltd. 'H' (a)	417,000	206
Jiangsu Expressway Co. Ltd. 'H'	358,000	361
Sinopec Engineering Group Co. Ltd. 'H'	117,500	43
Sinotrans Ltd. 'H'	594,000	143
Sinotruk Hong Kong Ltd.	68,500	177
Weichai Power Co. Ltd. 'H'	429,000	868
Yangzijiang Shipbuilding Holdings Ltd.	582,900	426
Zhejiang Expressway Co. Ltd. 'H'	304,000	221
Zhuzhou CRRC Times Electric Co. Ltd. 'H'	61,300	206
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H'	138,000	133
ZTO Express Cayman, Inc. ADR	107,183	3,207
		6,854
INFORMATION TECHNOLOGY 2.2%
AAC Technologies Holdings, Inc.	167,000	908
Baidu, Inc. SP - ADR (a)	45,657	5,780
BYD Electronic International Co. Ltd.	108,000	548
FIH Mobile Ltd.	1,117,000	160
Lenovo Group Ltd.	764,000	505
Semiconductor Manufacturing International Corp. (a)(c)	1,557,000	3,645
Xiaomi Corp. (a)	1,106,600	2,996
		14,542
MATERIALS 0.9%
Anhui Conch Cement Co. Ltd. 'H'	312,000	2,161
China BlueChemical Ltd. 'H'	848,000	124
China National Building Material Co. Ltd. 'H'	1,516,000	1,932
China Oriental Group Co. Ltd.	570,000	128
Jiangxi Copper Co. Ltd. 'H'	458,000	515
Shandong Gold Mining Co. Ltd.	58,750	145
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	1,400,000	256
Zijin Mining Group Co. Ltd. 'H'	1,150,000	727
		5,988
REAL ESTATE 0.7%
Agile Group Holdings Ltd.	272,000	358
China Evergrande Group (c)	147,000	377
CIFI Holdings Group Co. Ltd.	438,000	325
Greentown China Holdings Ltd.	272,500	429
Guangzhou R&F Properties Co. Ltd. 'H'	182,400	236
Kaisa Group Holdings Ltd.	568,000	292
KWG Property Holding Ltd.	193,500	333

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Logan Group Co. Ltd.	226,000	360
Longfor Group Holdings Ltd.	227,000	1,286
Powerlong Real Estate Holdings Ltd.	81,000	61
Shui On Land Ltd.	1,861,000	237
Sino-Ocean Group Holding Ltd.	691,000	140
SOHO China Ltd.	730,000	199
		4,633
UTILITIES 0.3%
CGN Power Co. Ltd. 'H'	1,712,000	352
Datang International Power Generation Co. Ltd. 'H'	874,000	110
ENN Energy Holdings Ltd.	84,100	923
Huadian Power International Corp. Ltd. 'H'	752,000	194
Huaneng Power International, Inc. 'H'	784,000	304
		1,883
Total China		127,195
CYPRUS 0.0%
FINANCIALS 0.0%
Cairo Mezz PLC (a)(c)	52,960	5
Total Cyprus		5
GREECE 0.4%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	37,881	546
CONSUMER DISCRETIONARY 0.0%
OPAP S.A.	32,135	305
ENERGY 0.0%
Hellenic Petroleum S.A.	15,055	81
Motor Oil Hellas Corinth Refineries S.A.	17,540	206
		287
FINANCIALS 0.2%
Alpha Bank AE (a)	330,957	200
Eurobank Ergasias S.A. (a)(c)	635,534	280
National Bank of Greece S.A. (a)	265,549	333
Piraeus Bank S.A. (a)(c)	121,029	149
		962
UTILITIES 0.1%
Public Power Corp. S.A. (a)(c)	53,428	319
Total Greece		2,419
HONG KONG 2.5%
COMMUNICATION SERVICES 0.6%
China Mobile Ltd.	638,500	4,099
China Unicom Hong Kong Ltd.	208,000	136
		4,235
CONSUMER STAPLES 0.7%
China Resources Beer Holdings Co. Ltd.	700,000	4,299
FINANCIALS 0.1%
China Everbright Ltd.	242,000	325
Far East Horizon Ltd.	60,000	49
		374
INDUSTRIALS 0.0%
COSCO SHIPPING Ports Ltd.	364,000	209
Shanghai Industrial Holdings Ltd.	31,000	42
Shenzhen International Holdings Ltd.	39,000	62
		313
MATERIALS 0.1%
China Resources Cement Holdings Ltd.	256,000	352

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

REAL ESTATE 0.5%
China Overseas Land & Investment Ltd.	894,000	2,258
China Resources Land Ltd.	140,000	639
Poly Property Group Co. Ltd.	705,000	197
Shanghai Industrial Urban Development Group Ltd.	6,200	1
Yuexiu Property Co. Ltd.	2,052,000	403
		3,498
UTILITIES 0.5%
China Power International Development Ltd.	1,876,000	347
China Resources Gas Group Ltd.	146,000	656
China Resources Power Holdings Co. Ltd.	586,000	650
Guangdong Investment Ltd.	478,000	760
Kunlun Energy Co. Ltd.	858,000	567
		2,980
Total Hong Kong		16,051
INDIA 5.5%
CONSUMER DISCRETIONARY 0.3%
Tata Motors Ltd. ADR (a)	181,421	1,649
ENERGY 2.2%
Reliance Industries Ltd.	188,507	11,448
Reliance Industries Ltd. GDR	49,880	3,033
		14,481
FINANCIALS 0.4%
HDFC Bank Ltd. ADR (a)	49,937	2,495
HEALTH CARE 0.5%
Dr Reddy's Laboratories Ltd. ADR	50,080	3,483
INFORMATION TECHNOLOGY 2.1%
Infosys Ltd. SP - ADR	770,048	10,635
Wipro Ltd. ADR	592,179	2,783
		13,418
Total India		35,526
INDONESIA 1.3%
COMMUNICATION SERVICES 0.2%
Indosat Tbk PT (a)	186,500	25
Telekomunikasi Indonesia Persero Tbk PT	6,855,000	1,184
		1,209
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	3,068,100	924
CONSUMER STAPLES 0.3%
Charoen Pokphand Indonesia Tbk PT	871,700	334
Gudang Garam Tbk PT (a)	117,000	315
Hanjaya Mandala Sampoerna Tbk PT	1,747,300	165
Indofood CBP Sukses Makmur Tbk PT	384,400	261
Indofood Sukses Makmur Tbk PT	861,100	415
Unilever Indonesia Tbk PT	454,400	248
		1,738
ENERGY 0.1%
Adaro Energy Tbk PT	3,339,700	257
Bukit Asam Tbk PT	1,303,400	174
Indo Tambangraya Megah Tbk PT	182,000	100
		531
FINANCIALS 0.4%
Bank Central Asia Tbk PT	1,309,300	2,390
HEALTH CARE 0.0%
Kalbe Farma Tbk PT	2,881,400	301

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

INDUSTRIALS 0.1%
United Tractors Tbk PT	231,800	356
MATERIALS 0.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	387,700	235
Indocement Tunggal Prakarsa Tbk PT	289,400	203
Semen Indonesia Persero Tbk PT	466,200	288
		726
UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT	805,200	50
Total Indonesia		8,225
MALAYSIA 1.3%
COMMUNICATION SERVICES 0.2%
Astro Malaysia Holdings Bhd.	175,300	33
Axiata Group Bhd.	326,300	232
DiGi.Com Bhd.	392,000	381
Maxis Bhd.	246,500	302
Telekom Malaysia Bhd.	306,600	305
		1,253
CONSUMER DISCRETIONARY 0.1%
Genting Bhd.	561,700	431
Genting Malaysia Bhd.	934,000	468
		899
CONSUMER STAPLES 0.2%
British American Tobacco Malaysia Bhd.	16,700	40
Felda Global Ventures Holdings Bhd.	393,700	109
IOI Corp. Bhd.	311,600	335
Kuala Lumpur Kepong Bhd.	63,300	347
PPB Group Bhd.	88,680	406
Sime Darby Plantation Bhd.	164,700	201
		1,438
ENERGY 0.0%
Petronas Dagangan Bhd.	30,800	146
FINANCIALS 0.4%
AMMB Holdings Bhd.	289,300	209
CIMB Group Holdings Bhd.	632,900	470
Hong Leong Bank Bhd.	27,300	99
Hong Leong Financial Group Bhd.	15,300	53
Malayan Banking Bhd.	461,000	802
Public Bank Bhd.	203,800	771
RHB Bank Bhd.	52,600	58
		2,462
HEALTH CARE 0.0%
IHH Healthcare Bhd.	97,700	123
INDUSTRIALS 0.1%
IJM Corp. Bhd.	545,300	189
MISC Bhd.	223,900	405
Sime Darby Bhd.	730,000	439
		1,033
MATERIALS 0.1%
Petronas Chemicals Group Bhd.	317,300	430
UTILITIES 0.2%
Petronas Gas Bhd.	61,200	243
Tenaga Nasional Bhd.	283,200	717
YTL Corp. Bhd.	244,308	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

YTL Power International Bhd.	214,500	34
		1,034
Total Malaysia		8,818
MEXICO 1.7%
COMMUNICATION SERVICES 0.6%
America Movil S.A.B. de C.V.	5,457,800	3,426
Grupo Televisa S.A.B.	160,900	199
		3,625
CONSUMER STAPLES 0.7%
Arca Continental S.A.B. de C.V.	41,800	181
Becle S.A.B. de C.V.	25,900	53
Coca-Cola Femsa S.A.B. de C.V.	12,900	53
Gruma S.A.B. de C.V. 'B'	54,550	604
Grupo Lala S.A.B. de C.V.	108,900	66
Industrias Bachoco S.A.B. de C.V.	27,800	88
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	450,200	715
Wal-Mart de Mexico S.A.B. de C.V.	1,012,500	2,429
		4,189
FINANCIALS 0.0%
Grupo Elektra S.A.B. de C.V.	4,400	239
INDUSTRIALS 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (a)	14,600	117
Grupo Carso S.A.B. de C.V.	34,500	71
		188
MATERIALS 0.4%
Alpek S.A.B. de C.V.	154,700	108
Grupo Mexico S.A.B. de C.V. 'B'	716,400	1,822
Industrias Penoles S.A.B. de C.V.	21,410	346
Orbia Advance Corp. S.A.B. de C.V.	106,700	187
		2,463
UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	58,500	176
Total Mexico		10,880
PHILIPPINES 0.4%
COMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	4,865	209
PLDT, Inc.	19,940	548
		757
CONSUMER STAPLES 0.1%
Universal Robina Corp.	96,510	268
FINANCIALS 0.1%
Bank of the Philippine Islands	197,061	261
BDO Unibank, Inc.	99,580	178
Metro Pacific Investments Corp.	2,242,000	162
Metropolitan Bank & Trust Co.	212,912	168
		769
INDUSTRIALS 0.1%
Alliance Global Group, Inc.	755,700	110
Ayala Corp.	22,650	324
DMCI Holdings, Inc.	714,700	59
GT Capital Holdings, Inc.	6,230	50
International Container Terminal Services, Inc.	34,360	78
		621
UTILITIES 0.0%
Aboitiz Power Corp.	70,900	37
First Gen Corp.	154,800	75

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Manila Electric Co.	18,820	105
		217
Total Philippines		2,632
POLAND 0.6%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat S.A.	37,829	265
Orange Polska S.A. (a)	158,630	281
PLAY Communications S.A.	43,156	431
		977
ENERGY 0.1%
Grupa Lotos S.A.	38,499	343
Polski Koncern Naftowy ORLEN S.A.	51,228	608
		951
FINANCIALS 0.1%
Bank Polska Kasa Opieki S.A.	3,701	48
Powszechny Zaklad Ubezpieczen S.A.	72,310	464
		512
MATERIALS 0.2%
Grupa Azoty S.A. (a)	6,795	43
KGHM Polska Miedz S.A.	34,307	1,050
		1,093
UTILITIES 0.1%
Enea S.A. (a)	45,926	68
PGE Polska Grupa Energetyczna S.A. (a)	225,609	374
Tauron Polska Energia S.A. (a)	443,061	252
		694
Total Poland		4,227
ROMANIA 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle PLC	34,101	141
Total Romania		141
RUSSIA 6.9%
COMMUNICATION SERVICES 1.3%
Mobile TeleSystems PJSC (c)	904,600	3,943
Rostelecom PJSC (c)	313,410	396
Sistema PJSC FC	3,192,900	866
Yandex NV (a)	50,984	3,327
		8,532
CONSUMER STAPLES 0.2%
Magnit PJSC	23,575	1,506
		1,506
ENERGY 1.6%
Gazprom Neft PJSC	108,670	411
Gazprom PJSC	1,373,030	3,006
LUKOIL PJSC	48,190	2,769
Novatek PJSC	19,982	273
Rosneft Oil Co. PJSC	101,310	499
Surgutneftegas PJSC	5,969,200	2,655
Tatneft PJSC (a)	110,056	653
TMK PJSC (c)	22,851	18
		10,284
FINANCIALS 0.6%
Credit Bank of Moscow PJSC (a)	751,800	57
Moscow Exchange MICEX-RTS PJSC	367,940	692
Sberbank of Russia PJSC (a)	536,230	1,569

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

VTB Bank PJSC (a)	3,685,990,000	1,632
		3,950
INDUSTRIALS 0.1%
Aeroflot PJSC (c)	185,530	176
Globaltrans Investment PLC GDR	27,141	166
		342
MATERIALS 2.6%
Alrosa PJSC	1,488,830	1,412
Magnitogorsk Iron & Steel Works PJSC	1,252,500	622
MMC Norilsk Nickel PJSC	38,170	9,220
Novolipetsk Steel PJSC	507,500	1,120
PhosAgro PJSC	18,234	672
Polyus PJSC (c)	13,449	2,815
Severstal PAO	89,898	1,146
		17,007
REAL ESTATE 0.0%
LSR Group PJSC	7,197	79
UTILITIES 0.5%
Federal Grid Co. Unified Energy System PJSC	95,730,000	243
Inter RAO UES PJSC	21,615,000	1,558
Mosenergo PJSC (c)	4,103,000	108
OGK-2 PJSC	7,101,000	70
Rosseti PJSC	19,998,000	379
RusHydro PJSC (a)	72,345,000	707
Unipro PJSC (c)	9,049,000	323
		3,388
Total Russia		45,088
SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	36,200	248
Total Singapore		248
SOUTH AFRICA 5.1%
COMMUNICATION SERVICES 0.4%
MTN Group Ltd.	620,458	2,082
Telkom S.A. SOC Ltd.	96,102	150
Vodacom Group Ltd.	64,930	476
		2,708
CONSUMER DISCRETIONARY 1.5%
Foschini Group Ltd.	45,835	224
Motus Holdings Ltd.	25,218	65
Mr Price Group Ltd.	35,150	276
Naspers Ltd. 'N' (a)	49,210	8,692
Truworths International Ltd.	87,510	163
Woolworths Holdings Ltd.	71,222	149
		9,569
CONSUMER STAPLES 0.3%
Bid Corp. Ltd.	45,934	707
Shoprite Holdings Ltd. (c)	74,354	606
SPAR Group Ltd.	26,322	298
Tiger Brands Ltd.	33,014	376
		1,987
ENERGY 0.0%
Exxaro Resources Ltd. (c)	12,802	95
FINANCIALS 0.2%
Absa Group Ltd.	41,522	220
FirstRand Ltd.	102,037	251
Liberty Holdings Ltd.	11,252	38
Sanlam Ltd.	74,068	228

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Standard Bank Group Ltd.	124,129	797
		1,534
HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd. (a)	58,650	419
Netcare Ltd.	266,513	205
		624
INDUSTRIALS 0.1%
Barloworld Ltd.	72,906	266
MATERIALS 2.5%
Anglo American Platinum Ltd.	7,585	525
AngloGold Ashanti Ltd.	161,284	4,219
Gold Fields Ltd.	592,606	7,250
Impala Platinum Holdings Ltd.	340,991	2,963
Kumba Iron Ore Ltd.	28,281	836
Sappi Ltd.	137,832	218
Sasol Ltd. (a)	26,527	204
		16,215
Total South Africa		32,998
SOUTH KOREA 19.4%
COMMUNICATION SERVICES 2.4%
Kakao Corp.	6,259	1,946
KT Corp. SP - ADR	203,052	1,951
LG Uplus Corp.	77,818	765
NAVER Corp.	27,255	6,926
NCSoft Corp.	2,662	1,835
SK Telecom Co. Ltd.	11,397	2,317
		15,740
CONSUMER DISCRETIONARY 6.0%
Coway Co. Ltd.	14,787	1,006
Hankook Tire & Technology Co. Ltd.	26,710	720
Hanon Systems	54,548	576
Hyundai Department Store Co. Ltd.	4,070	196
Hyundai Mobis Co. Ltd.	34,441	6,757
Hyundai Motor Co.	124,228	18,922
Hyundai Wia Corp.	14,087	487
Kangwon Land, Inc.	39,333	723
Kia Motors Corp.	154,255	6,186
LG Electronics, Inc.	22,436	1,757
LOTTE Himart Co. Ltd.	4,406	114
Lotte Shopping Co. Ltd.	9,215	618
Mando Corp.	10,839	330
Shinsegae, Inc.	1,179	213
		38,605
CONSUMER STAPLES 1.1%
Amorepacific Corp.	13,831	1,223
BGF retail Co. Ltd.	441	47
CJ CheilJedang Corp.	1,704	575
E-MART, Inc.	7,871	951
GS Retail Co. Ltd.	7,339	210
KT&G Corp.	36,973	2,611
LG Household & Health Care Ltd.	1,186	1,464
NongShim Co. Ltd.	886	238
		7,319
ENERGY 0.7%
GS Holdings Corp.	24,074	637
SK Gas Ltd.	3,126	261
SK Innovation Co. Ltd.	32,561	3,859
		4,757
FINANCIALS 1.5%
BNK Financial Group, Inc.	59,930	259
DB Insurance Co. Ltd.	9,539	369
DGB Financial Group, Inc.	12,588	59
Hanwha Life Insurance Co. Ltd.	142,874	186
Hyundai Marine & Fire Insurance Co. Ltd.	13,735	263
Industrial Bank of Korea	78,929	539
KB Financial Group, Inc.	62,362	2,008

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Meritz Financial Group, Inc.	4,890	38
Meritz Fire & Marine Insurance Co. Ltd.	21,969	241
Samsung Card Co. Ltd.	12,381	299
Samsung Fire & Marine Insurance Co. Ltd.	10,080	1,570
Samsung Life Insurance Co. Ltd.	21,093	1,101
Shinhan Financial Group Co. Ltd.	119,548	2,805
		9,737
INDUSTRIALS 1.6%
CJ Corp.	7,465	518
CJ Logistics Corp. (a)	2,555	387
Daelim Industrial Co. Ltd.	6,190	409
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	4,970	101
Doosan Bobcat, Inc.	10,978	254
Doosan Co. Ltd.	1,270	51
Doosan Heavy Industries & Construction Co. Ltd.	43,800	501
Doosan Infracore Co. Ltd. (a)	11,031	83
Hanwha Corp.	10,111	217
Hyundai Engineering & Construction Co. Ltd.	14,885	386
Hyundai Glovis Co. Ltd.	7,095	872
Hyundai Heavy Industries Holdings Co., Ltd.	303	56
KCC Corp.	966	120
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2,055	145
Korean Air Lines Co. Ltd.	25,525	410
LG Corp.	21,932	1,393
LG International Corp.	15,338	202
LS Corp.	5,746	258
Posco International Corp.	27,482	314
S-1 Corp.	755	57
Samsung C&T Corp.	17,666	1,586
Samsung Heavy Industries Co. Ltd. (a)	27,783	126
SK Holdings Co. Ltd.	8,885	1,500
SK Networks Co. Ltd.	101,150	411
		10,357
INFORMATION TECHNOLOGY 3.9%
LG Display Co. Ltd.	159,037	2,083
LG Innotek Co. Ltd.	887	117
Samsung Electro-Mechanics Co. Ltd.	14,202	1,683
Samsung Electronics Co. Ltd.	281,882	13,994
Samsung SDI Co. Ltd.	6,022	2,225
SK Hynix, Inc.	69,407	4,975
		25,077
MATERIALS 1.4%
Dongkuk Steel Mill Co. Ltd.	42,661	231
Hyundai Steel Co.	25,968	546
Kolon Industries, Inc.	6,064	195
Korea Petrochemical Ind Co. Ltd.	570	81
Korea Zinc Co. Ltd.	1,598	516
LG Chem Ltd.	7,448	4,157
OCI Co. Ltd.	957	46
POSCO	20,425	3,420
Seah Besteel Corp.	4,330	36
Taekwang Industrial Co. Ltd.	123	68
Young Poong Corp.	101	41
		9,337
UTILITIES 0.8%
Korea Electric Power Corp.	249,356	4,345
Korea Gas Corp.	25,097	527
		4,872
Total South Korea		125,801
TAIWAN 15.1%
COMMUNICATION SERVICES 0.7%
Chunghwa Telecom Co. Ltd.	708,000	2,617
Far EasTone Telecommunications Co. Ltd.	351,000	741
Taiwan Mobile Co. Ltd.	328,000	1,096
		4,454
CONSUMER DISCRETIONARY 0.4%
Cheng Shin Rubber Industry Co. Ltd.	295,000	378
Formosa Taffeta Co. Ltd.	251,000	272
Hotai Motor Co. Ltd.	39,000	873
Pou Chen Corp.	549,000	499

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Yulon Motor Co. Ltd.	512,000	409
		2,431
CONSUMER STAPLES 0.4%
President Chain Store Corp.	100,000	910
Uni-President Enterprises Corp.	777,000	1,683
		2,593
ENERGY 0.1%
Formosa Petrochemical Corp.	290,000	805
FINANCIALS 2.0%
Cathay Financial Holding Co. Ltd.	38,000	51
Chang Hwa Commercial Bank Ltd.	978,732	589
CTBC Financial Holding Co. Ltd.	2,885,000	1,843
E.Sun Financial Holding Co. Ltd.	2,372,244	2,113
First Financial Holding Co. Ltd.	1,615,010	1,153
Fubon Financial Holding Co. Ltd.	857,000	1,247
Hua Nan Financial Holdings Co. Ltd. 'C'	1,417,407	869
Mega Financial Holding Co. Ltd.	2,219,000	2,142
Shanghai Commercial & Savings Bank Ltd.	330,605	446
Shin Kong Financial Holding Co. Ltd.	1,130,965	316
SinoPac Financial Holdings Co. Ltd.	2,272,528	857
Taishin Financial Holding Co. Ltd.	1,477,542	657
Taiwan Cooperative Financial Holding Co. Ltd.	1,412,510	956
		13,239
INDUSTRIALS 0.2%
China Airlines Ltd.	307,000	88
Eva Airways Corp.	106,400	39
Far Eastern New Century Corp.	753,000	662
Taiwan High Speed Rail Corp.	236,000	259
Walsin Lihwa Corp.	826,000	460
		1,508
INFORMATION TECHNOLOGY 10.2%
Acer, Inc.	998,000	860
Advantech Co. Ltd.	69,291	701
Asustek Computer, Inc.	212,000	1,865
AU Optronics Corp.	4,090,000	1,593
Catcher Technology Co. Ltd.	101,000	638
Compal Electronics, Inc.	1,401,000	927
Delta Electronics, Inc.	392,000	2,574
Foxconn Technology Co. Ltd.	30,000	54
Hon Hai Precision Industry Co. Ltd.	505,600	1,359
HTC Corp. (a)	52,000	52
Innolux Corp.	8,068,000	2,634
Inventec Corp.	891,000	694
Largan Precision Co. Ltd.	6,200	726
Lite-On Technology Corp.	635,000	1,017
MediaTek, Inc.	424,000	8,984
Micro-Star International Co. Ltd.	342,000	1,579
Novatek Microelectronics Corp.	150,000	1,384
Pegatron Corp.	818,000	1,816
Powertech Technology, Inc.	348,000	1,046
Quanta Computer, Inc.	997,000	2,618
Synnex Technology International Corp.	495,000	709
Taiwan Semiconductor Manufacturing Co. Ltd.	1,705,000	25,650
TPK Holding Co. Ltd.	58,000	99
United Microelectronics Corp.	3,613,000	3,564
Wistron Corp.	1,307,347	1,356
WPG Holdings Ltd.	432,560	583
Yageo Corp.	42,000	516
Zhen Ding Technology Holding Ltd.	79,000	347
		65,945
MATERIALS 1.1%
Asia Cement Corp.	795,000	1,145
China Steel Corp.	969,000	686
Formosa Chemicals & Fibre Corp.	353,000	831
Formosa Plastics Corp.	507,000	1,385
Nan Ya Plastics Corp.	369,000	763

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Taiwan Cement Corp.	1,413,422	2,034
		6,844
Total Taiwan		97,819
THAILAND 3.1%
COMMUNICATION SERVICES 0.3%
Advanced Info Service PCL	251,500	1,363
Digital Telecommunications Infrastructure Fund	115,000	49
Total Access Communication PCL	280,500	287
		1,699
CONSUMER STAPLES 0.6%
Berli Jucker PCL	116,800	136
Charoen Pokphand Foods PCL	1,818,000	1,611
CP ALL PCL	681,900	1,300
Thai Beverage PCL	1,127,100	502
Thai Union Group PCL 'F'	1,417,400	630
		4,179
ENERGY 0.7%
Bangchak Corp. PCL	439,300	209
Esso Thailand PCL (a)(c)	383,900	74
IRPC PCL	3,694,500	225
PTT PCL	3,565,000	3,618
Star Petroleum Refining PCL	2,606,900	458
Thai Oil PCL	279,100	283
		4,867
FINANCIALS 0.3%
Bangkok Bank PCL	188,900	575
Kasikornbank PCL	173,200	423
Krung Thai Bank PCL	1,027,500	288
Thanachart Capital PCL	571,500	526
TMB Bank PCL	2,016,100	57
		1,869
HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL 'F'	857,300	526
INDUSTRIALS 0.3%
Airports of Thailand PCL	284,300	509
Delta Electronics Thailand PCL	357,800	1,767
		2,276
MATERIALS 0.6%
PTT Global Chemical PCL	735,200	917
Siam Cement PCL	279,600	2,848
		3,765
REAL ESTATE 0.1%
Central Pattana PCL	127,200	172
Land & Houses PCL NVDR	2,524,900	544
		716
UTILITIES 0.1%
Electricity Generating PCL	34,600	205
Ratch Group PCL	217,000	346
		551
Total Thailand		20,448
TURKEY 1.1%
COMMUNICATION SERVICES 0.2%
Turk Telekomunikasyon A/S (c)	369,192	339
Turkcell Iletisim Hizmetleri A/S	492,703	961
		1,300
CONSUMER DISCRETIONARY 0.1%
Arcelik A/S	91,851	295

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Ford Otomotiv Sanayi A/S	43,531	493
Tofas Turk Otomobil Fabrikasi A/S	43,210	137
		925
CONSUMER STAPLES 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	18,550	50
BIM Birlesik Magazalar A/S	210,828	1,890
		1,940
ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S (c)	49,365	506
FINANCIALS 0.2%
Haci Omer Sabanci Holding A/S	385,767	414
Turkiye Halk Bankasi A/S (c)	120,619	80
Turkiye Is Bankasi 'C'	475,852	329
Turkiye Vakiflar Bankasi TAO 'D' (c)	207,189	111
Yapi ve Kredi Bankasi A/S (a)	113,207	31
		965
INDUSTRIALS 0.1%
Enka Insaat ve Sanayi A/S	256,954	234
KOC Holding A/S	63,543	120
TAV Havalimanlari Holding A/S	17,953	36
Turk Hava Yollari AO (a)(c)	222,357	300
Turkiye Sise ve Cam Fabrikalari A/S (c)	113,120	107
		797
MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	349,685	429
UTILITIES 0.0%
Aygaz A/S	38,796	57
Total Turkey		6,919
UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	94,000	66
Total United States		66
Total Common Stocks (Cost $542,830)		588,737
	UNITS
EQUITY-LINKED SECURITIES 4.5%
UNITED STATES 4.5%
COMMUNICATION SERVICES 0.6%
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/19/2021	588,764	3,369
Citigroup Global Markets Holdings, Inc., Idea Cellular Ltd. - Exp. 02/19/2021	3,303,536	427
		3,796
CONSUMER STAPLES 0.6%
Citigroup Global Markets Holdings, Inc., Hindustan Unilever Ltd. - Exp. 02/19/2021	51,727	1,454
Citigroup Global Markets Holdings, Inc., ITC Ltd. - Exp. 02/19/2021	1,063,336	2,482
		3,936
ENERGY 0.7%
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/19/2021	257,780	1,237
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/19/2021	452,055	713
Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/19/2021	339,160	833
Citigroup Global Markets Holdings, Inc., Indian Oil Corp. Ltd. - Exp. 02/19/2021	533,805	536
Citigroup Global Markets Holdings, Inc., Jindal Steel & Power Ltd. - Exp. 02/19/2021	239,955	609
Citigroup Global Markets Holdings, Inc., Petronet LNG Ltd. - Exp. 02/19/2021	258,915	777
		4,705
FINANCIALS 0.0%
Citigroup Global Markets Holdings, Inc., Oracle Finance Ltd. - Exp. 02/19/2021	1,218	51

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

HEALTH CARE 0.5%
Citigroup Global Markets Holdings, Inc., Lupin Ltd. - Exp. 02/19/2021	75,832	1,038
Citigroup Global Markets Holdings, Inc., Sun Pharmaceutical Industries Ltd. - Exp. 02/19/2021	312,033	2,123
		3,161
INDUSTRIALS 0.2%
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/19/2021	25,392	1,086
INFORMATION TECHNOLOGY 1.6%
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/19/2021	424,215	4,680
Citigroup Global Markets Holdings, Inc., Tata Consultancy Services Ltd. - Exp. 02/19/2021	124,607	4,221
Citigroup Global Markets Holdings, Inc., Tech Mahindra Ltd. - Exp. 02/19/2021	124,854	1,344
		10,245
MATERIALS 0.2%
Citigroup Global Markets Holdings, Inc., Asian Paints Ltd. - Exp. 02/19/2021	36,821	994
Citigroup Global Markets Holdings, Inc., NMDC Ltd. - Exp. 02/19/2021	231,950	259
		1,253
UTILITIES 0.1%
Citigroup Global Markets Holdings, Inc., NTPC Ltd. - Exp. 02/19/2021	790,833	915
Total Equity-Linked Securities (Cost $28,037)		29,148
	SHARES
PREFERRED STOCKS 1.6%
BRAZIL 1.3%
BANKING & FINANCE 0.2%
Banco do Estado do Rio Grande do Sul S.A.	29,800	63
Itau Unibanco Holding S.A.	236,050	946
		1,009
COMMUNICATION SERVICES 0.1%
Telefonica Brasil S.A.	91,900	710
INDUSTRIALS 0.6%
Braskem S.A.	58,800	218
Gerdau S.A.	406,200	1,505
Lojas Americanas S.A.	160,315	810
Metalurgica Gerdau S.A.	665,200	1,113
Usinas Siderurgicas de Minas Gerais S.A.	91,100	163
		3,809
UTILITIES 0.4%
Cia de Transmissao de Energia Eletrica Paulista	100,500	390
Cia Energetica de Minas Gerais	233,096	419
Cia Energetica de Sao Paulo	150,800	759
Cia Paranaense de Energia	94,900	1,048
		2,616
Total Brazil		8,144
CHILE 0.2%
INDUSTRIALS 0.2%
Embotelladora Andina S.A.	125,399	277
Sociedad Quimica y Minera de Chile S.A.	23,982	780
		1,057
Total Chile		1,057
RUSSIA 0.1%
UTILITIES 0.1%
Bashneft PJSC (c)	11,968	190

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Transneft PJSC	353	670
		860
Total Russia		860
Total Preferred Stocks (Cost $11,047)		10,061
REAL ESTATE INVESTMENT TRUSTS 0.1%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion S.A. de C.V.	448,300	355
Total Mexico		355
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	354,789	259
Redefine Properties Ltd.	421,075	61
		320
Total South Africa		320
TURKEY 0.0%
REAL ESTATE 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	285,710	63
Total Turkey		63
Total Real Estate Investment Trusts (Cost $1,342)		738
RIGHTS 0.0%
THAILAND 0.0%
MATERIALS 0.0%
Siam Cement PCL - Exp. 09/30/20 (a)(c)	39,408	0
Total Rights (Cost $0)		0
WARRANTS 0.9%
UNITED KINGDOM 0.9%
FINANCIALS 0.9%
HSBC Bank PLC - Exp. 01/19/2021	105,703	2,507
HSBC Bank PLC - Exp. 01/28/2021	30,130	386
HSBC Bank PLC - Exp. 03/24/2021	11,460	77
HSBC Bank PLC - Exp. 04/05/2021	51,060	1,367
HSBC Bank PLC - Exp. 07/20/2021	49,683	855
HSBC Bank PLC - Exp. 10/04/2021	6,290	50
HSBC Bank PLC - Exp. 12/14/2020	21,520	133
HSBC Bank PLC - Exp. 12/16/2020	74,444	712
		6,087
Total Warrants (Cost $5,658)		6,087
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (e) 0.8%		5,112
Total Short-Term Instruments (Cost $5,112)		5,112
Total Investments in Securities (Cost $594,026)		639,883
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
MUTUAL FUNDS 1.5%
PIMCO Government Money Market Fund 0.160% (b)(c)(d)	9,773,836	9,774

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $9,774)	9,774
Total Investments in Affiliates (Cost $9,774)	9,774
Total Investments 100.1% (Cost $603,800)	$649,657
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)	(11)
Other Assets and Liabilities, net (0.1)%	(803)
Net Assets 100.0%	$648,843

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $10,857 were out on loan in exchange for $12,542 of cash collateral as of September 30, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$5,112	U.S. Treasury Notes 1.750% due 04/30/2022		$(5,215)	$5,112	$5,112
Total Repurchase Agreements							$(5,215)	$5,112	$5,112
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability
SSB	10/2020		TWD	110,530		$3,813	$0		$(3)
	10/2020			$4,371	KRW	5,104,000	0		(7)
	10/2020			3,641	HKD	28,218	0		0
	10/2020		ZAR	28,128		$1,678	0		(1)
Total Forward Foreign Currency Contracts							$0		$(11)
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Australia
	Materials				$0	$49	$0		$49
Brazil
	Communication Services				238	0	0		238
	Consumer Discretionary				1,292	0	0		1,292
	Consumer Staples				5,402	0	0		5,402
	Energy				1,856	0	0		1,856
	Financials				6,447	0	0		6,447
	Health Care				384	0	0		384
	Industrials				3,350	0	0		3,350
	Materials				18,204	0	0		18,204
	Utilities				868	0	0		868
Chile
	Communication Services				48	0	0		48
	Consumer Discretionary				0	348	0		348
	Consumer Staples				0	1,023	0		1,023
	Energy				0	534	0		534
	Financials				15	665	0		680
	Materials				616	0	0		616
	Utilities				664	1,228	0		1,892
China
	Communication Services				12,348	13,680	0		26,028
	Consumer Discretionary				35,204	17,452	0		52,656
	Consumer Staples				0	4,956	0		4,956
	Energy				0	4,953	0		4,953
	Financials				71	856	0		927
	Health Care				0	3,775	0		3,775
	Industrials				3,207	3,647	0		6,854
	Information Technology				5,780	8,762	0		14,542
	Materials				727	5,261	0		5,988
	Real Estate				0	4,633	0		4,633
	Utilities				0	1,883	0		1,883
Cyprus

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Financials	5	0	0	5
Greece
Communication Services	0	546	0	546
Consumer Discretionary	0	305	0	305
Energy	0	287	0	287
Financials	0	962	0	962
Utilities	0	319	0	319
Hong Kong
Communication Services	0	4,235	0	4,235
Consumer Staples	0	4,299	0	4,299
Financials	49	325	0	374
Industrials	0	313	0	313
Materials	0	352	0	352
Real Estate	0	3,498	0	3,498
Utilities	0	2,980	0	2,980
India
Consumer Discretionary	1,649	0	0	1,649
Energy	3,033	11,448	0	14,481
Financials	2,495	0	0	2,495
Health Care	3,483	0	0	3,483
Information Technology	13,418	0	0	13,418
Indonesia
Communication Services	0	1,209	0	1,209
Consumer Discretionary	0	924	0	924
Consumer Staples	0	1,738	0	1,738
Energy	0	531	0	531
Financials	0	2,390	0	2,390
Health Care	0	301	0	301
Industrials	0	356	0	356
Materials	0	726	0	726
Utilities	0	50	0	50
Malaysia
Communication Services	0	1,253	0	1,253
Consumer Discretionary	0	899	0	899
Consumer Staples	0	1,438	0	1,438
Energy	0	146	0	146
Financials	0	2,462	0	2,462
Health Care	0	123	0	123
Industrials	0	1,033	0	1,033
Materials	0	430	0	430
Utilities	0	1,034	0	1,034
Mexico
Communication Services	3,625	0	0	3,625
Consumer Staples	4,189	0	0	4,189
Financials	239	0	0	239
Industrials	188	0	0	188
Materials	2,463	0	0	2,463
Utilities	176	0	0	176
Philippines
Communication Services	0	757	0	757
Consumer Staples	0	268	0	268
Financials	0	769	0	769
Industrials	0	621	0	621
Utilities	0	217	0	217
Poland
Communication Services	0	977	0	977
Energy	0	951	0	951
Financials	0	512	0	512
Materials	0	1,093	0	1,093
Utilities	0	694	0	694
Romania
Real Estate	0	141	0	141
Russia
Communication Services	3,327	5,205	0	8,532
Consumer Staples	0	1,506	0	1,506
Energy	0	10,284	0	10,284
Financials	0	3,950	0	3,950
Industrials	0	342	0	342
Materials	0	17,007	0	17,007
Real Estate	0	79	0	79
Utilities	0	3,388	0	3,388
Singapore
Industrials	0	248	0	248
South Africa
Communication Services	0	2,708	0	2,708
Consumer Discretionary	163	9,406	0	9,569
Consumer Staples	1,280	707	0	1,987
Energy	0	95	0	95
Financials	0	1,534	0	1,534
Health Care	205	419	0	624
Industrials	0	266	0	266
Materials	218	15,997	0	16,215
South Korea
Communication Services	1,951	13,789	0	15,740

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Consumer Discretionary	0	38,605	0	38,605
Consumer Staples	0	7,319	0	7,319
Energy	0	4,757	0	4,757
Financials	0	9,737	0	9,737
Industrials	0	10,357	0	10,357
Information Technology	0	25,077	0	25,077
Materials	0	9,337	0	9,337
Utilities	0	4,872	0	4,872
Taiwan
Communication Services	0	4,454	0	4,454
Consumer Discretionary	0	2,431	0	2,431
Consumer Staples	0	2,593	0	2,593
Energy	0	805	0	805
Financials	0	13,239	0	13,239
Industrials	0	1,508	0	1,508
Information Technology	0	65,945	0	65,945
Materials	0	6,844	0	6,844
Thailand
Communication Services	49	1,650	0	1,699
Consumer Staples	0	4,179	0	4,179
Energy	0	4,867	0	4,867
Financials	0	1,869	0	1,869
Health Care	0	526	0	526
Industrials	1,767	509	0	2,276
Materials	0	3,765	0	3,765
Real Estate	0	716	0	716
Utilities	0	551	0	551
Turkey
Communication Services	0	1,300	0	1,300
Consumer Discretionary	0	925	0	925
Consumer Staples	0	1,940	0	1,940
Energy	0	506	0	506
Financials	0	965	0	965
Industrials	107	690	0	797
Materials	0	429	0	429
Utilities	57	0	0	57
United States
Consumer Discretionary	0	66	0	66
Equity-Linked Securities
United States
Communication Services	0	3,796	0	3,796
Consumer Staples	0	3,936	0	3,936
Energy	0	4,705	0	4,705
Financials	0	51	0	51
Health Care	0	3,161	0	3,161
Industrials	0	1,086	0	1,086
Information Technology	0	10,245	0	10,245
Materials	0	1,253	0	1,253
Utilities	0	915	0	915
Preferred Stocks
Brazil
Banking & Finance	1,009	0	0	1,009
Communication Services	710	0	0	710
Industrials	3,809	0	0	3,809
Utilities	2,616	0	0	2,616
Chile
Industrials	277	780	0	1,057
Russia
Utilities	0	860	0	860
Real Estate Investment Trusts
Mexico
Real Estate	355	0	0	355
South Africa
Real Estate	0	320	0	320
Turkey
Real Estate	0	63	0	63
Warrants
United Kingdom
Financials	0	6,087	0	6,087
Short-Term Instruments
Repurchase Agreements	0	5,112	0	5,112
	$149,633	$490,250	$0	$639,883
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	9,774	0	0	9,774
Total Investments	$159,407	$490,250	$0	$649,657
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(11)	$0	$(11)
Total Financial Derivative Instruments	$0	$(11)	$0	$(11)

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Totals	$159,407	$490,239	$0	$649,646

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
COMMON STOCKS 96.7%
AUSTRALIA 5.4%
COMMUNICATION SERVICES 0.4%
carsales.com Ltd.	1,785	$27
Nine Entertainment Co. Holdings Ltd.	5,374	7
REA Group Ltd.	358	29
Telstra Corp. Ltd.	94,145	188
		251
CONSUMER DISCRETIONARY 0.7%
Aristocrat Leisure Ltd.	1,284	28
Breville Group Ltd.	1,094	20
Crown Resorts Ltd.	2,891	18
Domino's Pizza Enterprises Ltd.	613	35
Harvey Norman Holdings Ltd.	7,285	24
JB Hi-Fi Ltd.	1,290	44
Super Retail Group Ltd.	3,975	30
Tabcorp Holdings Ltd.	8,064	20
Wesfarmers Ltd.	7,548	241
		460
CONSUMER STAPLES 0.6%
Coca-Cola Amatil Ltd.	4,365	30
Coles Group Ltd.	2,009	24
GrainCorp Ltd. 'A'	5,592	15
Metcash Ltd.	20,894	42
Woolworths Group Ltd.	9,850	258
		369
ENERGY 0.2%
Ampol Ltd.	3,870	67
Origin Energy Ltd.	7,081	22
Santos Ltd.	5,448	19
Viva Energy Group Ltd.	15,329	18
Woodside Petroleum Ltd.	1,935	24
		150
FINANCIALS 0.6%
AMP Ltd.	26,135	24
ASX Ltd.	358	21
Bank of Queensland Ltd.	4,117	17
Insurance Australia Group Ltd.	5,590	18
Macquarie Group Ltd.	800	69
Magellan Financial Group Ltd.	714	29
Medibank Pvt Ltd.	23,829	43
National Australia Bank Ltd.	3,035	39
NIB Holdings Ltd.	6,032	18
Perpetual Ltd.	848	17
QBE Insurance Group Ltd.	5,733	36
Suncorp Group Ltd.	7,028	43
		374
HEALTH CARE 0.5%
Ansell Ltd.	1,472	39
Cochlear Ltd.	169	24
CSL Ltd.	1,245	257
Ramsay Health Care Ltd.	517	25
		345
INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	14,115	43
Austal Ltd.	7,625	18
Brambles Ltd.	6,954	53
Downer EDI Ltd.	6,640	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Monadelphous Group Ltd.	2,096	15
Qantas Airways Ltd.	5,948	18
Sydney Airport	4,869	21
Transurban Group	3,852	39
		228
INFORMATION TECHNOLOGY 0.2%
Atlassian Corp. PLC 'A' (a)	335	61
Computershare Ltd.	2,086	18
SEEK Ltd.	1,879	29
		108
MATERIALS 1.7%
BHP Group Ltd.	8,479	219
BHP Group PLC	8,896	190
BlueScope Steel Ltd.	2,821	26
Boral Ltd.	6,978	23
CSR Ltd.	9,058	28
Evolution Mining Ltd.	11,785	49
Fortescue Metals Group Ltd.	21,307	250
IGO Ltd.	4,881	15
Iluka Resources Ltd.	2,922	19
Incitec Pivot Ltd.	14,027	20
Mineral Resources Ltd.	1,100	20
Newcrest Mining Ltd.	1,790	41
Northern Star Resources Ltd.	8,473	84
Orica Ltd.	3,232	36
OZ Minerals Ltd.	1,915	19
Regis Resources Ltd.	7,236	26
Sandfire Resources Ltd.	5,119	15
		1,080
REAL ESTATE 0.0%
Lendlease Corp Ltd.	2,221	18
UTILITIES 0.1%
AGL Energy Ltd.	2,460	24
APA Group	2,297	17
		41
Total Australia		3,424
AUSTRIA 0.2%
ENERGY 0.0%
OMV AG	680	19
INDUSTRIALS 0.1%
Andritz AG	704	22
Oesterreichische Post AG	464	15
		37
MATERIALS 0.1%
voestalpine AG	856	23
Wienerberger AG (a)	763	20
		43
REAL ESTATE 0.0%
CA Immobilien Anlagen AG	492	14
Total Austria		113
BELGIUM 0.6%
COMMUNICATION SERVICES 0.0%
Proximus SADP	1,036	19
CONSUMER DISCRETIONARY 0.1%
D'ieteren S.A.	300	19
Telenet Group Holding NV	425	16
		35
CONSUMER STAPLES 0.1%
Anheuser-Busch InBev S.A. NV	490	26

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Colruyt S.A.	584	38
		64
ENERGY 0.0%
Euronav NV	2,842	25
FINANCIALS 0.1%
Ageas S.A.	1,015	42
Gimv NV	305	17
		59
HEALTH CARE 0.1%
UCB S.A.	559	63
INDUSTRIALS 0.0%
bpost S.A.	2,131	19
INFORMATION TECHNOLOGY 0.0%
Barco NV	850	18
MATERIALS 0.1%
Bekaert S.A.	842	18
Solvay S.A.	225	19
Umicore S.A.	384	16
		53
UTILITIES 0.1%
Elia System Operator S.A.	278	28
Total Belgium		383
CANADA 7.4%
COMMUNICATION SERVICES 0.4%
BCE, Inc.	2,265	94
Cogeco Communications, Inc.	308	25
Corus Entertainment, Inc. 'B'	2,509	6
Quebecor, Inc. 'B'	1,033	26
Rogers Communications, Inc. 'B'	1,385	55
Shaw Communications, Inc. 'B'	1,545	28
TELUS Corp.	2,503	44
		278
CONSUMER DISCRETIONARY 0.9%
BRP, Inc.	594	31
Canadian Tire Corp. Ltd. 'A'	785	79
Cogeco, Inc. (b)	279	19
Dollarama, Inc.	1,513	58
Gildan Activewear, Inc.	1,267	25
Lululemon Athletica, Inc. (a)	389	128
Magna International, Inc.	5,254	240
Martinrea International, Inc. (b)	2,801	20
		600
CONSUMER STAPLES 0.8%
Alimentation Couche-Tard, Inc. 'B'	3,504	122
Empire Co. Ltd. 'A'	2,458	71
George Weston Ltd.	945	69
Loblaw Cos. Ltd.	796	42
Maple Leaf Foods, Inc.	912	19
Metro, Inc.	2,226	107
North West Co., Inc.	693	19
Premium Brands Holdings Corp.	321	24
Saputo, Inc.	943	24
		497
ENERGY 0.4%
ARC Resources Ltd.	5,122	23
Cameco Corp.	1,832	19
Cenovus Energy, Inc.	6,844	27
Enbridge, Inc.	3,154	92
Gibson Energy, Inc.	1,283	21
Imperial Oil Ltd.	924	11
MEG Energy Corp. (a)	9,118	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Whitecap Resources, Inc. (b)	10,172	18
		230
FINANCIALS 0.9%
Bank of Montreal	794	47
Brookfield Asset Management, Inc. 'A'	2,548	84
Canadian Imperial Bank of Commerce	1,072	80
CI Financial Corp.	2,986	38
Fairfax Financial Holdings Ltd.	62	18
Great-West Lifeco, Inc. (b)	1,175	23
Home Capital Group, Inc. (a)	1,257	20
IGM Financial, Inc.	911	21
Intact Financial Corp.	584	63
National Bank of Canada	385	19
Onex Corp.	449	20
Power Corp. of Canada	2,713	53
Sun Life Financial, Inc.	756	31
TMX Group Ltd.	255	26
Toronto-Dominion Bank	397	18
		561
HEALTH CARE 0.0%
Chartwell Retirement Residences	2,241	17
INDUSTRIALS 1.4%
Aecon Group, Inc.	2,023	21
Canadian National Railway Co.	2,339	249
Canadian Pacific Railway Ltd.	588	179
Finning International, Inc.	1,279	19
Ritchie Bros Auctioneers, Inc.	1,204	71
Russel Metals, Inc.	1,438	20
TFI International, Inc.	1,140	48
Thomson Reuters Corp.	2,412	192
Toromont Industries Ltd.	465	28
Transcontinental, Inc. 'A'	1,545	19
Westshore Terminals Investment Corp.	1,477	17
		863
INFORMATION TECHNOLOGY 0.5%
BlackBerry Ltd. (a)	4,131	19
Canadian Solar, Inc. (a)	985	34
Celestica, Inc. (a)	2,982	21
CGI, Inc. (a)	1,252	85
Constellation Software, Inc. (b)	61	68
Open Text Corp.	809	34
Shopify, Inc. 'A' (a)	71	73
		334
MATERIALS 1.5%
Agnico Eagle Mines Ltd. (b)	414	33
Alamos Gold, Inc.	3,768	33
B2Gold Corp.	9,809	64
Barrick Gold Corp.	3,701	104
Centerra Gold, Inc.	2,594	30
Eldorado Gold Corp. (a)	7,248	77
First Quantum Minerals Ltd.	2,506	22
Franco-Nevada Corp.	344	48
Hudbay Minerals, Inc.	4,667	20
IAMGOLD Corp. (a)	5,027	19
Interfor Corp. (a)	1,700	19
Intertape Polymer Group, Inc.	1,737	19
Kinross Gold Corp. (a)	2,638	23
Kirkland Lake Gold Ltd. (b)	463	23
Lundin Mining Corp.	3,643	20
Methanex Corp.	1,002	24
New Gold, Inc. (a)	14,963	26
Norbord, Inc.	653	19
Pan American Silver Corp.	1,830	59
SSR Mining, Inc. (a)	3,567	67
Stella-Jones, Inc.	729	25
Teck Resources Ltd. 'B'	2,378	33
West Fraser Timber Co. Ltd.	409	19
Wheaton Precious Metals Corp.	755	37
Winpak Ltd.	593	20
Yamana Gold, Inc.	10,549	60
		943
REAL ESTATE 0.1%
Colliers International Group, Inc.	304	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

FirstService Corp.	281	37
		57
UTILITIES 0.5%
Algonquin Power & Utilities Corp.	1,293	19
Atco Ltd. 'I'	856	25
Boralex, Inc. (b)	899	26
Emera, Inc.	586	24
Fortis, Inc.	1,748	71
Hydro One Ltd.	1,892	40
Northland Power, Inc.	1,717	52
Superior Plus Corp.	2,128	19
TransAlta Corp.	3,471	21
TransAlta Renewables, Inc.	1,647	21
		318
Total Canada		4,698
CHILE 0.0%
MATERIALS 0.0%
Antofagasta PLC	1,430	19
Total Chile		19
DENMARK 2.3%
CONSUMER DISCRETIONARY 0.1%
Pandora A/S	985	71
CONSUMER STAPLES 0.2%
Carlsberg A/S 'B'	431	58
Royal Unibrew A/S	396	41
Scandinavian Tobacco Group A/S	1,264	19
		118
FINANCIALS 0.1%
Topdanmark A/S	500	24
Tryg A/S	881	28
		52
HEALTH CARE 1.0%
Coloplast A/S 'B'	321	51
Demant A/S (a)	776	24
GN Store Nord A/S	679	51
H Lundbeck A/S	474	16
Novo Nordisk A/S 'B'	6,832	473
		615
INDUSTRIALS 0.6%
AP Moller - Maersk A/S 'B'	54	85
D/S Norden A/S	1,325	22
Dfds A/S	631	21
DSV Panalpina A/S	634	103
ISS A/S	1,305	17
Vestas Wind Systems A/S	1,074	174
		422
MATERIALS 0.2%
CHR Hansen Holding A/S	525	58
Novozymes A/S 'B'	861	54
		112
UTILITIES 0.1%
Orsted A/S	733	101
Total Denmark		1,491
FINLAND 1.5%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	1,199	70
CONSUMER STAPLES 0.2%
Kesko Oyj 'B'	4,513	116

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

ENERGY 0.3%
Neste Oyj	3,040	160
FINANCIALS 0.2%
Nordea Bank Abp (a)	9,231	70
Sampo Oyj 'A'	1,356	54
		124
HEALTH CARE 0.1%
Orion Oyj 'B'	1,137	52
INDUSTRIALS 0.4%
Finnair Oyj	18,651	9
Kone Oyj 'B'	2,349	206
YIT OYJ	3,355	20
		235
INFORMATION TECHNOLOGY 0.0%
TietoEVRY Oyj	705	19
MATERIALS 0.2%
Kemira Oyj	1,555	20
Outokumpu OYJ	8,923	24
Stora Enso Oyj 'R'	3,465	54
UPM-Kymmene Oyj	2,033	62
		160
UTILITIES 0.0%
Fortum Oyj	1,464	30
Total Finland		966
FRANCE 5.4%
COMMUNICATION SERVICES 0.5%
Eutelsat Communications S.A.	1,953	19
Iliad S.A.	101	19
IPSOS	729	18
Lagardere S.C.A.	1,377	34
Orange S.A.	6,527	68
Publicis Groupe S.A.	590	19
Television Francaise	2,812	17
Ubisoft Entertainment SA (a)	225	20
Vivendi S.A.	3,946	110
		324
CONSUMER DISCRETIONARY 1.1%
Cie Generale des Etablissements Michelin S.C.A.	375	40
Elior Group S.A.	4,039	19
Hermes International	109	94
Kering S.A.	187	124
LVMH Moet Hennessy Louis Vuitton SE	666	312
Peugeot S.A.	3,775	68
Sodexo S.A.	474	34
		691
CONSUMER STAPLES 0.7%
Carrefour S.A.	4,430	71
Casino Guichard Perrachon S.A.	849	21
Danone S.A.	1,279	83
L'Oreal S.A.	573	186
Pernod Ricard S.A.	289	46
		407
ENERGY 0.1%
Total SE	1,679	58
FINANCIALS 0.2%
Coface S.A.	2,697	19
Eurazeo S.A.	349	19
Natixis S.A.	6,455	14
SCOR SE	782	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Societe Generale S.A.	3,840	51
		125
HEALTH CARE 0.5%
BioMerieux	267	42
Korian S.A.	550	19
Sanofi	2,398	240
Sartorius Stedim Biotech	116	40
		341
INDUSTRIALS 1.3%
Airbus SE	540	39
Alstom S.A.	1,080	54
Bouygues S.A.	1,210	42
Bureau Veritas S.A.	1,216	27
Cie de Saint-Gobain	1,054	44
Eiffage S.A.	229	19
Elis S.A.	1,751	22
Legrand S.A.	636	51
Nexans S.A.	591	34
Rexel S.A.	3,825	48
Safran S.A.	170	17
Schneider Electric SE	1,194	148
Societe BIC S.A.	338	18
Teleperformance	156	48
Thales S.A.	264	20
Vinci S.A.	1,936	162
		793
INFORMATION TECHNOLOGY 0.3%
Alten S.A.	209	20
Atos SE	232	19
Capgemini SE	213	27
Dassault Systemes SE	290	54
Ingenico Group S.A.	199	31
Quadient S.A.	1,301	18
Worldline S.A. (a)	447	36
		205
MATERIALS 0.3%
Air Liquide S.A.	966	153
Arkema S.A.	187	20
Vicat S.A.	629	21
		194
REAL ESTATE 0.0%
Nexity S.A.	535	16
UTILITIES 0.4%
Electricite de France S.A.	4,821	51
Engie S.A.	7,657	102
Suez S.A.	1,457	27
Veolia Environnement S.A.	4,293	93
		273
Total France		3,427
GERMANY 5.6%
COMMUNICATION SERVICES 0.2%
Freenet AG	1,650	33
ProSiebenSat.1 Media SE	1,596	21
Scout24 AG	597	52
Telefonica Deutschland Holding AG	5,951	15
		121
CONSUMER DISCRETIONARY 0.9%
adidas AG	511	165
Bayerische Motoren Werke AG	1,227	89
Continental AG	442	48
CTS Eventim AG & Co. KGaA	341	16
Daimler AG	2,083	112
ElringKlinger AG	2,498	19
Fielmann AG	305	25
Hella GmbH & Co. KGaA	476	24
Hornbach Holding AG & Co. KGaA	166	19
TUI AG	4,939	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Zalando SE (a)	425	40
		576
CONSUMER STAPLES 0.2%
Beiersdorf AG	390	44
Metro AG	2,677	27
Suedzucker AG	982	19
		90
FINANCIALS 0.8%
Aareal Bank AG	1,373	28
Commerzbank AG	7,698	38
Deutsche Bank AG	9,231	78
Deutsche Boerse AG	849	149
Deutsche Pfandbriefbank AG	3,759	25
Hannover Rueck SE	241	37
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	532	135
Talanx AG	572	18
		508
HEALTH CARE 0.4%
Carl Zeiss Meditec AG	264	33
Fresenius Medical Care AG & Co. KGaA	1,272	108
Fresenius SE & Co. KGaA	681	31
Merck KGaA	412	60
Siemens Healthineers AG	371	17
		249
INDUSTRIALS 0.8%
Brenntag AG	453	29
Deutsche Lufthansa AG (a)	4,095	35
Deutsche Post AG	1,345	61
Deutz AG	3,350	19
Duerr AG	608	19
GEA Group AG	646	23
Hochtief AG	253	20
KION Group AG	294	25
Kloeckner & Co. SE	3,465	22
Knorr-Bremse AG	162	19
Nordex SE (a)	1,529	20
OSRAM Licht AG	519	31
Rational AG	36	28
Siemens AG	1,395	176
		527
INFORMATION TECHNOLOGY 0.8%
Infineon Technologies AG	3,285	93
SAP SE	2,446	381
Software AG	387	19
		493
MATERIALS 0.4%
Aurubis AG	503	34
BASF SE	2,748	167
Covestro AG	502	25
Symrise AG	317	44
		270
REAL ESTATE 0.4%
Deutsche Wohnen SE	996	50
LEG Immobilien AG	278	40
TAG Immobilien AG	979	29
Vonovia SE	2,157	148
		267
UTILITIES 0.7%
E.ON SE	14,620	161
RWE AG	5,431	204

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Uniper SE	2,676	86
		451
Total Germany		3,552
HONG KONG 2.2%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	12,000	23
HKT Trust & HKT Ltd.	28,000	37
PCCW Ltd.	50,000	30
		90
CONSUMER DISCRETIONARY 0.4%
Bosideng International Holdings Ltd.	78,000	24
Cafe de Coral Holdings Ltd.	4,000	9
Chow Tai Fook Jewellery Group Ltd.	22,400	29
Galaxy Entertainment Group Ltd.	4,000	27
Luk Fook Holdings International Ltd.	2,000	5
Man Wah Holdings Ltd.	27,200	36
Melco Resorts & Entertainment Ltd. ADR	2,295	38
SJM Holdings Ltd.	22,000	26
Skyworth Group Ltd.	61,527	18
Xinyi Glass Holdings Ltd.	10,000	20
Yue Yuen Industrial Holdings Ltd.	14,500	24
		256
CONSUMER STAPLES 0.2%
Dairy Farm International Holdings Ltd.	1,300	5
Vinda International Holdings Ltd.	2,000	7
Vitasoy International Holdings Ltd.	2,000	8
WH Group Ltd.	95,000	77
		97
FINANCIALS 0.4%
AIA Group Ltd.	11,400	112
Hong Kong Exchanges and Clearing Ltd.	3,000	141
Hopson Development Holdings Ltd.	8,000	19
		272
HEALTH CARE 0.0%
Sino Biopharmaceutical Ltd.	19,250	21
INDUSTRIALS 0.4%
Cathay Pacific Airways Ltd.	23,000	16
CK Hutchison Holdings Ltd.	9,000	54
Hutchison Port Holdings Trust	141,400	23
Jardine Matheson Holdings Ltd.	1,300	52
Jardine Strategic Holdings Ltd.	900	18
MTR Corp. Ltd.	6,000	30
Techtronic Industries Co. Ltd.	2,500	33
		226
INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	7,700	25
Kingboard Laminates Holdings Ltd.	17,500	24
VTech Holdings Ltd.	3,300	21
		70
REAL ESTATE 0.3%
Gemdale Properties & Investment Corp. Ltd.	134,000	23
Hang Lung Group Ltd.	3,000	7
Hongkong Land Holdings Ltd.	7,000	26
Hysan Development Co. Ltd.	1,000	3
Kerry Properties Ltd.	6,500	17
New World Development Co. Ltd. (a)	8,500	41
Pacific Century Premium Developments Ltd. (a)	4,860	1
Shimao Property Holdings Ltd.	10,400	43
Swire Pacific Ltd. 'A'	5,500	27
Wharf Holdings Ltd.	13,000	26
		214
UTILITIES 0.3%
CLP Holdings Ltd.	10,100	94
Hong Kong & China Gas Co. Ltd.	35,450	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Power Assets Holdings Ltd.	6,000	32
		178
Total Hong Kong		1,424
IRELAND 1.9%
CONSUMER DISCRETIONARY 0.3%
Aptiv PLC	597	55
Flutter Entertainment PLC	756	119
		174
CONSUMER STAPLES 0.2%
Glanbia PLC	1,955	20
Kerry Group PLC 'A'	744	96
		116
HEALTH CARE 0.6%
ICON PLC (a)	382	73
Jazz Pharmaceuticals PLC (a)	173	25
Medtronic PLC	2,262	235
Perrigo Co. PLC	356	16
UDG Healthcare PLC	2,126	21
		370
INDUSTRIALS 0.5%
Allegion PLC	295	29
DCC PLC	557	43
Experian PLC	3,808	143
Grafton Group PLC	2,415	21
Kingspan Group PLC	503	46
Trane Technologies PLC	488	59
		341
MATERIALS 0.3%
James Hardie Industries PLC ADR	4,302	103
Smurfit Kappa Group PLC	2,014	79
		182
Total Ireland		1,183
ISRAEL 0.7%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	26,511	31
CONSUMER STAPLES 0.0%
Shufersal Ltd.	2,534	20
ENERGY 0.1%
Oil Refineries Ltd.	88,948	16
Paz Oil Co. Ltd.	197	15
		31
FINANCIALS 0.2%
Bank Hapoalim BM	3,979	21
Bank Leumi Le-Israel BM	4,684	21
Israel Discount Bank Ltd. 'A'	6,136	16
Mizrahi Tefahot Bank Ltd.	967	17
Plus500 Ltd.	1,372	28
		103
HEALTH CARE 0.0%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	3,293	30
INDUSTRIALS 0.1%
Elbit Systems Ltd.	120	14
Shikun & Binui Ltd. (a)	4,864	22
		36
INFORMATION TECHNOLOGY 0.3%
Check Point Software Technologies Ltd. (a)	321	39
Nice Ltd. (a)	266	60

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

SolarEdge Technologies, Inc. (a)	310	74
		173
MATERIALS 0.0%
ICL Group Ltd.	6,140	22
Total Israel		446
ITALY 1.9%
COMMUNICATION SERVICES 0.1%
Infrastrutture Wireless Italiane SpA	2,186	24
Telecom Italia SpA	118,373	48
		72
CONSUMER DISCRETIONARY 0.2%
De' Longhi SpA	680	23
Ferrari NV	465	85
Moncler SpA	468	19
OVS SpA (a)	17,102	20
		147
CONSUMER STAPLES 0.0%
MARR SpA	1,193	19
ENERGY 0.2%
Eni SpA	12,043	94
Saipem SpA	9,884	17
		111
FINANCIALS 0.4%
Anima Holding SpA	4,727	19
Azimut Holding SpA	1,196	22
Banca Generali SpA (a)	639	19
Banca IFIS SpA (a)	1,921	19
Banca Popolare di Sondrio SCPA	8,016	17
Banco BPM SpA	11,526	19
BPER Banca	15,542	36
FinecoBank Banca Fineco SpA	2,213	30
Societa Cattolica di Assicurazioni S.C.	2,781	15
UniCredit SpA	2,505	21
Unipol Gruppo Finanziario SpA	5,086	22
		239
HEALTH CARE 0.2%
Amplifon SpA	741	26
DiaSorin SpA	268	54
Recordati Industria Chimica e Farmaceutica SpA	529	27
		107
INDUSTRIALS 0.1%
ASTM SpA	927	19
Atlantia SpA	1,126	18
Enav SpA	3,748	14
Prysmian SpA	1,152	34
		85
UTILITIES 0.7%
Enel SpA	29,680	257
ERG SpA	1,104	28
Hera SpA	6,900	25
Iren SpA	8,566	22
Snam SpA	10,604	55
Terna Rete Elettrica Nazionale SpA	9,084	64
		451
Total Italy		1,231
JAPAN 27.7%
COMMUNICATION SERVICES 3.0%
Avex, Inc.	1,200	11
Capcom Co. Ltd.	1,100	62
CyberAgent, Inc.	600	37
Daiichikosho Co. Ltd.	200	7

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Fuji Media Holdings, Inc.	2,300	22
Kadokawa Corp.	1,100	29
Kakaku.com, Inc.	1,000	26
KDDI Corp.	14,600	367
Nintendo Co. Ltd.	300	170
Nippon Telegraph & Telephone Corp.	9,900	202
NTT DOCOMO, Inc.	12,800	470
Shochiku Co. Ltd.	100	15
Softbank Corp.	6,600	74
SoftBank Group Corp.	4,100	254
Square Enix Holdings Co. Ltd.	500	33
Yahoo Japan Corp.	21,000	140
		1,919
CONSUMER DISCRETIONARY 5.0%
ABC-Mart, Inc.	200	10
Adastria Co. Ltd.	1,300	21
Aisin Seiki Co. Ltd.	1,700	54
Arata Corp.	100	5
ASKUL Corp.	600	25
Autobacs Seven Co. Ltd.	1,200	16
Bandai Namco Holdings, Inc.	1,100	81
Benesse Holdings, Inc.	800	21
Bridgestone Corp.	5,400	171
Casio Computer Co. Ltd.	1,900	31
DCM Holdings Co. Ltd.	2,200	30
Denso Corp.	1,300	57
EDION Corp.	2,100	22
FCC Co. Ltd.	1,100	20
Geo Holdings Corp.	1,100	17
H2O Retailing Corp.	1,300	8
Haseko Corp.	2,000	26
Honda Motor Co. Ltd.	3,800	90
Iida Group Holdings Co. Ltd.	1,100	22
Isetan Mitsukoshi Holdings Ltd.	1,500	8
Isuzu Motors Ltd.	5,900	52
JVC Kenwood Corp.	14,600	20
K's Holdings Corp.	3,400	46
Keihin Corp.	1,000	25
Kohnan Shoji Co. Ltd.	1,100	43
Koito Manufacturing Co. Ltd.	300	15
Komeri Co. Ltd.	1,100	35
Kura Sushi, Inc.	100	5
Mazda Motor Corp.	6,500	38
McDonald's Holdings Co. Japan Ltd.	200	10
Musashi Seimitsu Industry Co. Ltd.	1,100	12
NHK Spring Co. Ltd.	1,500	10
Nikon Corp.	2,200	15
Nishimatsuya Chain Co. Ltd.	2,100	29
Nissan Motor Co. Ltd.	26,300	93
Nissin Kogyo Co. Ltd.	1,100	23
Nitori Holdings Co. Ltd.	400	83
NOK Corp.	2,100	22
Ohsho Food Service Corp.	100	6
Oriental Land Co. Ltd.	200	28
Paltac Corp.	100	5
Pan Pacific International Holdings Corp. (a)	1,100	26
Panasonic Corp.	21,900	187
Plenus Co. Ltd.	1,200	21
Rinnai Corp.	100	10
Royal Holdings Co. Ltd.	1,100	19
Saizeriya Co. Ltd.	1,000	20
Sankyo Co. Ltd.	700	18
Sanrio Co. Ltd.	1,100	20
Sega Sammy Holdings, Inc.	1,200	15
Sekisui Chemical Co. Ltd.	3,700	59
Sekisui House Ltd.	2,400	43
Seria Co. Ltd.	400	17
Shimachu Co. Ltd.	900	30
Shimamura Co. Ltd.	200	19
Shimano, Inc.	400	79
Showa Corp.	2,200	48
Skylark Co. Ltd.	1,200	17
Sony Corp.	3,500	268
Stanley Electric Co. Ltd.	100	3
Subaru Corp.	2,600	50
Sumitomo Electric Industries Ltd.	3,700	42
Sumitomo Forestry Co. Ltd.	1,100	18
Sumitomo Rubber Industries Ltd.	3,300	31
Sushiro Global Holdings Ltd.	2,400	61
Suzuki Motor Corp.	3,600	154
Takashimaya Co. Ltd.	1,500	12
Tokai Rika Co. Ltd.	1,100	16
Tomy Co. Ltd.	1,200	10
Toyoda Gosei Co. Ltd.	1,000	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Toyota Boshoku Corp.	1,000	14
Toyota Motor Corp.	3,100	206
TS Tech Co. Ltd.	1,000	28
USS Co. Ltd.	1,700	30
Workman Co. Ltd.	100	9
Yamada Denki Co. Ltd.	11,900	59
Yamaha Corp.	700	34
Yellow Hat Ltd.	1,300	22
Yondoshi Holdings, Inc.	1,100	18
Yoshinoya Holdings Co. Ltd.	1,100	21
Zensho Holdings Co. Ltd.	800	19
Zojirushi Corp.	1,100	18
ZOZO, Inc. (a)	700	19
		3,183
CONSUMER STAPLES 2.7%
Aeon Co. Ltd.	4,600	124
Ain Holdings, Inc.	100	7
Ajinomoto Co., Inc.	5,400	111
Ariake Japan Co. Ltd.	100	7
Asahi Group Holdings Ltd.	1,300	45
Cosmos Pharmaceutical Corp.	100	17
Earth Corp.	100	7
Fuji Oil Holdings, Inc.	1,000	31
Heiwado Co. Ltd.	1,200	26
Ito En Ltd.	300	21
J-Oil Mills, Inc.	200	8
Japan Tobacco, Inc.	10,500	192
Kagome Co. Ltd.	1,100	38
Kao Corp.	2,200	165
Kewpie Corp.	1,100	23
Kikkoman Corp.	600	33
Kirin Holdings Co. Ltd.	6,400	120
Kobayashi Pharmaceutical Co. Ltd.	200	19
Lion Corp. (a)	1,100	23
Mandom Corp.	100	2
Matsumotokiyoshi Holdings Co. Ltd.	200	7
MEIJI Holdings Co. Ltd.	600	46
Mitsui Sugar Co. Ltd.	1,100	20
Morinaga & Co. Ltd.	200	8
Morinaga Milk Industry Co. Ltd.	300	16
NH Foods Ltd.	1,300	58
Nichirei Corp.	1,100	29
Nisshin Oillio Group Ltd.	200	6
Nisshin Seifun Group, Inc.	1,200	19
Nissin Foods Holdings Co. Ltd.	300	28
Noevir Holdings Co. Ltd.	100	5
Pigeon Corp.	400	18
Prima Meat Packers Ltd.	1,000	31
S Foods, Inc.	100	3
Sakata Seed Corp.	200	7
Seven & i Holdings Co. Ltd.	3,700	115
Sugi Holdings Co. Ltd.	200	14
Sundrug Co. Ltd.	1,000	38
Suntory Beverage & Food Ltd.	1,100	41
Toyo Suisan Kaisha Ltd.	400	21
Tsuruha Holdings, Inc.	200	28
Unicharm Corp.	1,600	72
Welcia Holdings Co. Ltd.	500	22
Yakult Honsha Co. Ltd.	300	17
Yamazaki Baking Co. Ltd.	1,200	21
		1,709
ENERGY 0.3%
Idemitsu Kosan Co. Ltd.	1,012	22
Inpex Corp.	6,400	34
Iwatani Corp.	1,100	41
JXTG Holdings, Inc.	21,900	78
		175
FINANCIALS 0.6%
Aozora Bank Ltd.	1,000	16
Dai-ichi Life Holdings, Inc.	2,100	30
Daiwa Securities Group, Inc.	11,500	48
Jafco Co. Ltd.	200	8
Japan Exchange Group, Inc.	1,600	45
Japan Post Bank Co. Ltd.	3,100	24
Japan Post Holdings Co. Ltd.	13,000	89
Kobe Bussan Co. Ltd.	400	22
Nomura Holdings, Inc.	10,500	48
North Pacific Bank Ltd.	5,900	13
Okasan Securities Group, Inc.	3,900	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Suruga Bank Ltd.	2,800	10
Zenkoku Hosho Co. Ltd.	200	8
		374
HEALTH CARE 3.7%
Astellas Pharma, Inc.	17,000	253
Chugai Pharmaceutical Co. Ltd.	3,000	135
Daiichi Sankyo Co. Ltd.	9,900	304
Eisai Co. Ltd.	1,500	137
H.U. Group Holdings, Inc.	900	24
Hisamitsu Pharmaceutical Co., Inc.	100	5
Hogy Medical Co. Ltd.	200	7
Hoya Corp.	2,600	293
Kaken Pharmaceutical Co. Ltd.	100	5
Kyowa Kirin Co. Ltd.	700	20
M3, Inc.	1,500	93
Medipal Holdings Corp.	1,100	22
NichiiGakkan Co. Ltd.	800	13
Olympus Corp.	9,000	187
Ono Pharmaceutical Co. Ltd.	1,100	35
Otsuka Holdings Co. Ltd.	2,500	106
Paramount Bed Holdings Co. Ltd.	200	8
Rohto Pharmaceutical Co. Ltd.	500	16
Santen Pharmaceutical Co. Ltd.	2,400	49
Sawai Pharmaceutical Co. Ltd.	200	10
Shionogi & Co. Ltd.	1,100	59
Suzuken Co. Ltd.	1,100	42
Sysmex Corp.	400	38
Taisho Pharmaceutical Holdings Co. Ltd.	100	7
Takeda Pharmaceutical Co. Ltd.	7,641	273
Terumo Corp.	4,500	179
Toho Holdings Co. Ltd.	1,100	24
Tsumura & Co.	1,000	31
		2,375
INDUSTRIALS 5.1%
Amada Co. Ltd.	1,400	13
ANA Holdings, Inc.	1,900	44
Asahi Glass Co. Ltd.	1,000	29
Central Glass Co. Ltd.	1,000	21
COMSYS Holdings Corp.	200	6
Dai Nippon Printing Co. Ltd.	1,300	26
Daifuku Co. Ltd.	200	20
Daikin Industries Ltd.	1,600	296
DMG Mori Co. Ltd.	1,200	17
East Japan Railway Co.	500	31
FANUC Corp.	400	77
Fuji Electric Co. Ltd.	100	3
Fujikura Ltd.	4,200	12
Fujitec Co. Ltd.	1,200	26
Hankyu Hanshin Holdings, Inc.	1,100	35
Hanwa Co. Ltd.	1,000	20
Hazama Ando Corp.	1,500	10
Hino Motors Ltd.	5,500	36
Hitachi Zosen Corp.	6,600	28
Hoshizaki Corp.	100	8
ITOCHU Corp.	4,900	125
Japan Airlines Co. Ltd.	5,100	95
JTEKT Corp.	4,200	33
Kajima Corp.	2,000	24
Kanematsu Corp.	1,900	23
Kawasaki Heavy Industries Ltd.	1,800	24
Keihan Holdings Co. Ltd.	200	8
Keikyu Corp.	1,100	17
Keio Corp.	200	12
Kinden Corp.	1,200	21
Kintetsu Group Holdings Co. Ltd.	400	17
Kubota Corp.	2,700	48
Kumagai Gumi Co. Ltd.	100	3
Kurita Water Industries Ltd.	1,000	33
Kyowa Exeo Corp.	1,000	26
Kyushu Railway Co.	900	19
LIXIL Group Corp.	1,900	38
Maeda Road Construction Co. Ltd. (a)	1,000	18
Makita Corp.	1,500	72
Marubeni Corp.	9,500	54
Meitec Corp.	300	15
Minebea Mitsumi, Inc.	2,300	44
Mirait Holdings Corp.	1,300	20
MISUMI Group, Inc. (a)	700	19
Mitsubishi Heavy Industries Ltd.	1,100	24
Mitsui & Co. Ltd.	6,300	108
Mitsui OSK Lines Ltd.	1,100	22
Miura Co. Ltd.	200	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Nagase & Co. Ltd.	1,200	17
Nagoya Railroad Co. Ltd.	1,000	27
Nankai Electric Railway Co. Ltd.	1,200	27
Nidec Corp.	1,400	130
Nippo Corp.	1,000	28
Nippon Express Co. Ltd.	300	18
Nippon Sheet Glass Co. Ltd.	8,500	31
Nippon Yusen KK	1,300	23
NSK Ltd.	4,600	35
NTN Corp.	4,600	9
Obayashi Corp.	8,700	79
OSG Corp.	1,100	18
Park24 Co. Ltd.	1,200	19
Penta-Ocean Construction Co. Ltd. (a)	2,500	16
Recruit Holdings Co. Ltd.	5,300	211
Sakai Moving Service Co. Ltd.	100	5
Sanwa Holdings Corp.	1,200	13
Sanyo Denki Co. Ltd.	100	5
Secom Co. Ltd.	200	18
Seibu Holdings, Inc.	1,200	13
Seino Holdings Co. Ltd.	2,000	29
SG Holdings Co. Ltd.	800	41
Shibaura Machine Co. Ltd.	1,000	21
Shimizu Corp.	3,400	26
Shinmaywa Industries Ltd.	2,100	18
SHO-BOND Holdings Co. Ltd.	200	10
SMC Corp.	200	112
Sohgo Security Services Co. Ltd.	300	14
Sojitz Corp.	5,500	12
Sotetsu Holdings, Inc.	1,000	27
Sumitomo Mitsui Construction Co. Ltd.	2,520	10
Taikisha Ltd.	800	22
Taisei Corp.	2,300	78
Takeuchi Manufacturing Co. Ltd.	1,200	24
Tobu Railway Co. Ltd.	1,200	37
TOKAI Holdings Corp.	2,200	22
Tokyu Corp.	2,500	32
Toppan Printing Co. Ltd.	2,600	37
Toshiba Corp.	900	23
TOTO Ltd.	1,100	51
Toyota Tsusho Corp.	2,400	68
West Japan Railway Co.	700	35
Yamato Holdings Co. Ltd.	1,100	29
Yuasa Trading Co. Ltd.	1,000	31
		3,281
INFORMATION TECHNOLOGY 4.5%
Advantest Corp.	700	34
Amano Corp.	1,100	26
Azbil Corp.	1,100	41
Brother Industries Ltd.	1,200	19
Canon Marketing Japan, Inc.	1,100	22
Canon, Inc.	4,300	71
Daiwabo Holdings Co. Ltd.	300	19
DTS Corp.	1,100	23
FUJIFILM Holdings Corp.	1,000	49
Fujitsu Ltd.	1,000	137
Hamamatsu Photonics KK	300	15
Hitachi Ltd.	9,900	335
Horiba Ltd.	100	5
Hosiden Corp.	1,200	11
Ibiden Co. Ltd.	1,200	41
Internet Initiative Japan, Inc.	400	18
Itochu Techno-Solutions Corp.	1,100	42
Keyence Corp.	400	187
Koei Tecmo Holdings Co. Ltd.	400	19
Konica Minolta, Inc.	7,000	20
Macnica Fuji Electronics Holdings, Inc.	1,100	20
Maxell Holdings Ltd. (a)	1,800	19
Mixi, Inc.	800	22
Murata Manufacturing Co. Ltd.	3,700	241
NEC Corp.	4,700	275
NET One Systems Co. Ltd.	1,300	59
Nexon Co. Ltd.	1,700	42
Nihon Unisys Ltd.	1,200	38
Nomura Research Institute Ltd.	2,600	77
NSD Co. Ltd.	1,200	24
Obic Co. Ltd.	300	53
Oki Electric Industry Co. Ltd.	1,200	13
Omron Corp.	2,500	196
Oracle Corp. Japan	200	22
Otsuka Corp.	500	26
Renesas Electronics Corp. (a)	1,400	10
Ricoh Co. Ltd.	6,200	42
Ryoyo Electro Corp.	900	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

SCREEN Holdings Co. Ltd.	200	11
SCSK Corp.	200	11
Seiko Epson Corp.	2,300	26
Shimadzu Corp.	700	21
Shinko Electric Industries Co. Ltd.	2,200	39
SUMCO Corp.	1,300	18
Taiyo Yuden Co. Ltd.	200	6
TDK Corp.	300	33
TIS, Inc.	2,500	53
Toho Co. Ltd.	900	37
Tokyo Electron Ltd.	800	209
Tokyo Seimitsu Co. Ltd.	200	6
Toshiba TEC Corp.	200	8
Trend Micro, Inc.	200	12
Ulvac, Inc.	500	18
Yaskawa Electric Corp.	1,300	51
		2,897
MATERIALS 1.9%
Asahi Holdings, Inc.	700	23
Daicel Corp.	3,300	24
Daido Steel Co. Ltd.	100	3
DIC Corp.	1,000	25
Dowa Holdings Co. Ltd.	200	6
FP Corp.	200	8
Hitachi Metals Ltd.	3,400	52
JFE Holdings, Inc.	6,100	43
JSR Corp.	1,100	26
Kobe Steel Ltd.	8,800	34
Mitsubishi Chemical Holdings Corp.	4,100	24
Mitsubishi Materials Corp.	1,000	20
Mitsui Chemicals, Inc.	2,000	48
Nippon Paint Holdings Co. Ltd.	1,300	134
Nippon Paper Industries Co. Ltd. 'L'	2,100	26
Nippon Steel Corp.	7,100	67
Nissan Chemical Corp.	600	32
Nitto Denko Corp.	1,300	85
Oji Holdings Corp.	9,300	43
Osaka Soda Co. Ltd.	1,000	24
Rengo Co. Ltd.	3,200	24
Shin-Etsu Chemical Co. Ltd.	1,300	170
Sumitomo Chemical Co. Ltd.	15,800	52
Sumitomo Osaka Cement Co. Ltd.	800	26
Tokuyama Corp.	1,100	26
Tokyo Ohka Kogyo Co. Ltd.	300	15
Tokyo Steel Manufacturing Co. Ltd.	2,500	17
Topy Industries Ltd.	2,300	25
Toray Industries, Inc.	7,200	33
Tosoh Corp.	2,100	34
Toyo Seikan Group Holdings Ltd.	1,200	12
UACJ Corp.	1,200	20
Ube Industries Ltd.	1,100	19
		1,220
REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	400	36
UTILITIES 0.8%
Chubu Electric Power Co., Inc.	5,900	72
Chugoku Electric Power Co., Inc.	3,600	45
Electric Power Development Co. Ltd. 'C'	2,200	34
Hokuriku Electric Power Co.	3,200	24
Kansai Electric Power Co., Inc.	2,200	21
Kyushu Electric Power Co., Inc.	1,400	13
Osaka Gas Co. Ltd.	3,800	74
Shizuoka Gas Co. Ltd.	2,400	21
Toho Gas Co. Ltd.	600	30
Tohoku Electric Power Co., Inc.	3,300	33
Tokyo Electric Power Co. Holdings, Inc. (a)	16,000	44
Tokyo Gas Co. Ltd.	3,700	84
		495
Total Japan		17,664
JORDAN 0.0%
HEALTH CARE 0.0%
Hikma Pharmaceuticals PLC	773	26

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Total Jordan		26
LUXEMBOURG 0.3%
COMMUNICATION SERVICES 0.0%
SES S.A.	2,656	19
HEALTH CARE 0.0%
Eurofins Scientific SE	38	30
MATERIALS 0.2%
APERAM S.A.	648	18
ArcelorMittal S.A.	6,266	84
		102
REAL ESTATE 0.1%
Aroundtown S.A.	3,677	18
Grand City Properties S.A.	856	21
		39
Total Luxembourg		190
MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	7,800	30
Wynn Macau Ltd.	9,600	16
		46
Total Macau		46
MONACO 0.0%
MATERIALS 0.0%
Endeavour Mining Corp. (a)	791	20
Total Monaco		20
NETHERLANDS 3.8%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	26,061	61
VEON Ltd. ADR	13,297	17
		78
CONSUMER DISCRETIONARY 0.1%
GrandVision NV (a)	690	19
Prosus NV (a)	659	61
		80
CONSUMER STAPLES 0.7%
Heineken Holding NV	699	55
Heineken NV	519	46
Koninklijke Ahold Delhaize NV	11,011	325
		426
ENERGY 0.2%
Fugro NV (a)	4,963	19
Koninklijke Vopak NV	676	38
Royal Dutch Shell PLC 'A'	6,854	86
		143
FINANCIALS 0.4%
Aegon NV	9,688	25
ASR Nederland NV	598	20
Euronext NV	383	48
ING Groep NV	11,390	81
NN Group NV	1,395	53
		227
HEALTH CARE 0.2%
Koninklijke Philips NV	1,565	74

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Qiagen NV (a)	730	38
		112
INDUSTRIALS 0.5%
Arcadis NV	1,032	22
Boskalis Westminster	843	17
IMCD NV	176	21
Koninklijke BAM Groep NV	6,685	9
PostNL NV	9,322	28
Signify NV	2,518	93
TKH Group NV	478	18
Wolters Kluwer NV	1,596	136
		344
INFORMATION TECHNOLOGY 1.1%
ASM International NV	403	58
ASML Holding NV	1,343	496
BE Semiconductor Industries NV	543	23
NXP Semiconductors NV	1,045	130
		707
MATERIALS 0.5%
Akzo Nobel NV	1,268	128
Corbion NV	555	26
Koninklijke DSM NV	1,041	171
		325
Total Netherlands		2,442
NEW ZEALAND 0.4%
COMMUNICATION SERVICES 0.1%
Chorus Ltd.	3,417	20
Spark New Zealand Ltd.	10,999	34
		54
HEALTH CARE 0.1%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	2,973	66
INDUSTRIALS 0.0%
Air New Zealand Ltd.	21,618	20
MATERIALS 0.1%
Fletcher Building Ltd.	8,752	22
UTILITIES 0.1%
Contact Energy Ltd.	4,255	19
Genesis Energy Ltd.	10,565	20
Meridian Energy Ltd.	6,741	22
		61
Total New Zealand		223
NORWAY 1.0%
COMMUNICATION SERVICES 0.2%
Adevinta ASA (a)	1,115	19
Schibsted ASA 'A'	440	20
Telenor ASA	6,011	101
		140
CONSUMER STAPLES 0.3%
Austevoll Seafood ASA	2,017	17
Leroy Seafood Group ASA	3,215	19
Mowi ASA	2,790	50
Orkla ASA	5,289	53
Salmar ASA	555	31
		170
ENERGY 0.2%
BW Offshore Ltd.	5,171	15
Equinor ASA	5,697	81
Frontline Ltd.	1,747	11

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

SFL Corp. Ltd.	1,375	10
		117
FINANCIALS 0.1%
Gjensidige Forsikring ASA	1,510	31
SpareBank 1 SR-Bank ASA (a)	2,201	18
		49
INDUSTRIALS 0.1%
Tomra Systems ASA (a)	1,183	51
MATERIALS 0.1%
Yara International ASA	1,984	76
REAL ESTATE 0.0%
Entra ASA	1,445	20
Total Norway		623
PORTUGAL 0.5%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS S.A.	2,854	46
Sonae SGPS S.A.	23,972	16
		62
MATERIALS 0.0%
Semapa-Sociedade de Investimento e Gestao	1,989	18
UTILITIES 0.4%
EDP - Energias de Portugal S.A.	42,150	207
REN - Redes Energeticas Nacionais SGPS S.A.	6,510	18
		225
Total Portugal		305
SINGAPORE 0.8%
COMMUNICATION SERVICES 0.2%
NetLink NBN Trust	26,300	19
Singapore Press Holdings Ltd.	24,100	19
Singapore Telecommunications Ltd.	52,600	82
		120
CONSUMER STAPLES 0.2%
Golden Agri-Resources Ltd.	133,100	14
Wilmar International Ltd.	31,300	102
		116
ENERGY 0.0%
BW LPG Ltd.	4,804	20
FINANCIALS 0.1%
Oversea-Chinese Banking Corp. Ltd.	3,700	23
Singapore Exchange Ltd.	3,600	24
United Overseas Bank Ltd.	2,500	35
		82
INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	18,600	19
Keppel Corp. Ltd.	10,600	35
SATS Ltd.	2,000	4
Sembcorp Industries Ltd.	12,500	12
Sembcorp Marine Ltd. (a)	55,985	6
Singapore Airlines Ltd.	11,700	30
Singapore Post Ltd.	29,900	14
Singapore Technologies Engineering Ltd.	12,800	33
		153
INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	2,400	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Total Singapore		525
SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Mediclinic International PLC	5,018	18
Total South Africa		18
SPAIN 2.3%
COMMUNICATION SERVICES 0.2%
Telefonica S.A.	36,319	124
CONSUMER DISCRETIONARY 0.1%
Industria de Diseno Textil S.A.	3,296	91
CONSUMER STAPLES 0.1%
Ebro Foods S.A.	875	21
Viscofan S.A.	468	31
		52
ENERGY 0.1%
Repsol S.A.	8,352	56
FINANCIALS 0.1%
Banco Bilbao Vizcaya Argentaria S.A.	6,856	19
Banco de Sabadell S.A.	53,147	18
Banco Santander S.A.	23,990	45
Mapfre S.A.	10,749	17
		99
HEALTH CARE 0.1%
Grifols S.A.	1,224	35
INDUSTRIALS 0.3%
ACS Actividades de Construccion Y Servicios S.A.	1,574	36
Aena SME S.A.	304	42
Cia de Distribucion Integral Logista Holdings S.A.	1,034	18
Ferrovial S.A.	2,175	53
Sacyr S.A.	8,707	15
		164
INFORMATION TECHNOLOGY 0.1%
Amadeus IT Group S.A.	1,037	58
MATERIALS 0.0%
Acerinox S.A. (a)	2,750	23
UTILITIES 1.2%
Acciona S.A.	160	17
Endesa S.A.	7,194	192
Iberdrola S.A.	30,963	381
Naturgy Energy Group S.A.	5,411	109
Red Electrica Corp. S.A.	2,696	51
		750
Total Spain		1,452
SWEDEN 3.7%
COMMUNICATION SERVICES 0.5%
Spotify Technology S.A. (a)	355	86
Tele2 AB 'B'	6,918	98
Telia Co. AB	35,976	147
		331
CONSUMER DISCRETIONARY 0.6%
Autoliv, Inc.	700	51
Bilia AB 'A' (a)	2,147	27
Electrolux AB 'B'	3,085	72
Hennes & Mauritz AB 'B'	9,434	163
JM AB	1,716	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Nobia AB	3,812	25
		391
CONSUMER STAPLES 0.4%
AAK AB	1,136	21
Axfood AB	1,573	36
Essity AB 'B' (a)	1,836	62
ICA Gruppen AB	457	23
Swedish Match AB	1,809	148
		290
FINANCIALS 0.2%
Ratos AB 'B' (a)	6,279	24
Svenska Handelsbanken AB 'A'	7,282	61
Swedbank AB 'A'	3,404	53
		138
HEALTH CARE 0.1%
Getinge AB 'B'	1,522	33
INDUSTRIALS 1.5%
Assa Abloy AB 'B'	2,676	63
Atlas Copco AB 'A'	5,022	240
Epiroc AB	6,696	97
Indutrade AB	603	32
Intrum AB	934	23
Lifco AB 'B'	354	27
Loomis AB	708	19
NCC AB 'B'	1,737	32
Nibe Industrier AB 'B'	1,251	32
Peab AB	2,137	22
S.A.S. AB (a)	5,421	2
Sandvik AB	5,780	113
SKF AB 'B'	3,697	76
Volvo AB 'B'	8,605	165
		943
INFORMATION TECHNOLOGY 0.2%
Hexagon AB 'B'	384	29
Telefonaktiebolaget LM Ericsson 'B'	8,309	91
		120
MATERIALS 0.2%
BillerudKorsnas AB	2,059	34
Boliden AB	652	19
Hexpol AB	2,402	22
Svenska Cellulosa AB S.C.A. 'B'	2,099	29
		104
REAL ESTATE 0.0%
Castellum AB	1,066	24
Total Sweden		2,374
SWITZERLAND 7.4%
COMMUNICATION SERVICES 0.2%
Sunrise Communications Group AG	306	36
Swisscom AG	205	109
		145
CONSUMER DISCRETIONARY 0.3%
Cie Financiere Richemont S.A.	1,330	89
Forbo Holding AG	13	21
Garmin Ltd.	807	77
Valora Holding AG	134	25
		212
CONSUMER STAPLES 1.0%
Barry Callebaut AG	4	9
Chocoladefabriken Lindt & Spruengli AG	4	34
Coca-Cola HBC AG	767	19
Emmi AG	24	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Nestle S.A.	4,896	582
		668
FINANCIALS 1.3%
Baloise Holding AG	268	39
Banque Cantonale Vaudoise	363	37
Cembra Money Bank AG	334	40
Julius Baer Group Ltd.	638	27
St Galler Kantonalbank AG	39	17
Swiss Life Holding AG	148	56
Swiss Re AG	2,000	148
UBS Group AG	5,682	64
Valiant Holding AG	230	19
Zurich Insurance Group AG	1,042	363
		810
HEALTH CARE 1.5%
Galenica AG	476	33
Lonza Group AG	144	89
Roche Holding AG	2,161	740
Sonova Holding AG	186	47
Straumann Holding AG	28	29
Vifor Pharma AG	280	38
		976
INDUSTRIALS 1.4%
ABB Ltd.	12,455	317
Adecco Group AG	1,631	86
Belimo Holding AG	2	15
Bucher Industries AG	62	24
Conzzeta AG	18	19
DKSH Holding AG	278	19
Flughafen Zurich AG	133	18
Geberit AG	131	77
Georg Fischer AG	26	27
Huber + Suhner AG	289	22
Kuehne + Nagel International AG	557	108
Schindler Holding AG	248	68
SGS S.A.	25	67
Sulzer AG	200	16
Wizz Air Holdings PLC (a)	415	17
		900
INFORMATION TECHNOLOGY 0.5%
ALSO Holding AG	85	23
Landis + Gyr Group AG (a)	222	12
Logitech International S.A.	1,048	81
STMicroelectronics NV	1,365	42
TE Connectivity Ltd.	1,453	142
		300
MATERIALS 1.0%
EMS-Chemie Holding AG	37	33
Ferrexpo PLC	7,898	18
Givaudan S.A.	50	216
Glencore PLC	87,683	182
Sika AG	642	158
		607
REAL ESTATE 0.2%
Allreal Holding AG	100	21
PSP Swiss Property AG	339	41
Swiss Prime Site AG	513	47
		109
UTILITIES 0.0%
BKW AG	226	24
Total Switzerland		4,751
UNITED KINGDOM 13.5%
COMMUNICATION SERVICES 0.5%
BT Group PLC	25,873	33
Daily Mail & General Trust PLC	2,216	19
Euromoney Institutional Investor PLC	721	7
Pearson PLC	9,504	67

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Vodafone Group PLC	159,211	211
		337
CONSUMER DISCRETIONARY 1.8%
ASOS PLC (a)	284	19
B&M European Value Retail S.A.	6,994	45
Barratt Developments PLC	3,187	19
Bellway PLC	1,098	33
Berkeley Group Holdings PLC	787	43
Burberry Group PLC	1,012	20
Compass Group PLC	7,112	107
Crest Nicholson Holdings PLC	4,926	13
Dixons Carphone PLC	16,841	20
Dunelm Group PLC	1,666	30
Fiat Chrysler Automobiles NV	4,536	56
Frasers Group PLC (a)	3,663	16
Greggs PLC	1,613	24
Halfords Group PLC	8,093	19
Inchcape PLC	3,439	19
InterContinental Hotels Group PLC	376	20
J D Wetherspoon PLC	1,740	19
JD Sports Fashion PLC	2,663	28
Kingfisher PLC	38,425	147
Marks & Spencer Group PLC	28,288	35
Marston's PLC	30,753	17
McCarthy & Stone PLC	20,061	18
Mitchells & Butlers PLC (a)	7,578	13
Moneysupermarket.com Group PLC	5,983	21
Next PLC	1,158	89
Ocado Group PLC (a)	1,698	60
Persimmon PLC	1,966	63
Pets at Home Group PLC	5,890	32
Taylor Wimpey PLC	14,066	20
WH Smith PLC	1,116	14
Whitbread PLC	469	13
William Hill PLC	7,619	27
		1,119
CONSUMER STAPLES 2.9%
Associated British Foods PLC	3,254	78
British American Tobacco PLC	4,486	161
Britvic PLC	2,022	21
Cranswick PLC	443	21
Diageo PLC	7,516	258
Imperial Brands PLC	6,498	115
J Sainsbury PLC	43,210	106
Reckitt Benckiser Group PLC	4,277	417
Tate & Lyle PLC	6,343	55
Tesco PLC	50,088	137
Unilever NV	3,699	225
Unilever PLC	3,002	185
WM Morrison Supermarkets PLC	42,249	93
		1,872
ENERGY 0.4%
BP PLC	61,918	179
John Wood Group PLC	11,029	30
Premier Oil PLC (a)	33,171	7
Subsea 7 S.A.	3,425	25
		241
FINANCIALS 1.2%
3i Group PLC	3,731	48
Admiral Group PLC	2,162	73
Ashmore Group PLC	5,456	25
Barclays PLC	57,650	73
Direct Line Insurance Group PLC	22,901	80
Hargreaves Lansdown PLC	906	18
IG Group Holdings PLC	4,033	41
Jupiter Fund Management PLC	5,561	16
Lancashire Holdings Ltd.	2,229	20
Legal & General Group PLC	7,839	19
London Stock Exchange Group PLC	1,066	122
Man Group PLC	11,028	16
Phoenix Group Holdings PLC	2,191	20
Provident Financial PLC	7,477	19
Prudential PLC	4,883	70
RSA Insurance Group PLC	4,458	26
Schroders PLC	597	21
Standard Chartered PLC	11,704	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Standard Life Aberdeen PLC	9,249	27
		788
HEALTH CARE 1.8%
AstraZeneca PLC	4,880	533
ConvaTec Group PLC	8,560	20
GlaxoSmithKline PLC	27,763	521
Smith & Nephew PLC	4,912	96
		1,170
INDUSTRIALS 2.0%
Aggreko PLC	3,330	16
Ashtead Group PLC	2,059	74
Babcock International Group PLC	3,622	12
BAE Systems PLC	20,927	130
Balfour Beatty PLC	7,723	22
Bunzl PLC	1,497	48
CNH Industrial NV	3,722	29
Diploma PLC	852	24
easyJet PLC	3,029	20
Ferguson PLC	787	79
Go-Ahead Group PLC	757	6
Hays PLC	13,120	19
HomeServe PLC	1,754	28
Howden Joinery Group PLC	5,822	44
IMI PLC	2,326	31
International Consolidated Airlines Group S.A.	6,583	8
Intertek Group PLC	456	37
Morgan Sindall Group PLC (a)	1,116	16
National Express Group PLC	7,351	15
Pagegroup PLC	4,330	21
QinetiQ Group PLC	4,688	17
RELX PLC	8,766	195
Rentokil Initial PLC	17,370	120
Royal Mail PLC	23,468	72
Smiths Group PLC	1,898	34
Spirax-Sarco Engineering PLC	520	74
Travis Perkins PLC	3,319	46
Ultra Electronics Holdings PLC	681	18
Vesuvius PLC	3,294	17
		1,272
INFORMATION TECHNOLOGY 0.2%
AVEVA Group PLC	453	28
Computacenter PLC	932	28
Dialog Semiconductor PLC (a)	477	21
Electrocomponents PLC	2,869	26
Halma PLC	850	26
Renishaw PLC	272	20
		149
MATERIALS 1.3%
Anglo American PLC	6,748	163
Croda International PLC	918	74
Essentra PLC	3,785	12
Johnson Matthey PLC	1,698	52
KAZ Minerals PLC (a)	2,785	19
Mondi PLC	1,621	34
Rio Tinto Ltd.	2,572	176
Rio Tinto PLC	4,855	292
Synthomer PLC	5,070	21
Victrex PLC	654	15
		858
REAL ESTATE 0.1%
Grainger PLC	5,073	20
Savills PLC	1,515	15
		35
UTILITIES 1.3%
Centrica PLC	100,302	52
Drax Group PLC	5,610	19
National Grid PLC	32,546	374
Pennon Group PLC	4,100	55
Severn Trent PLC	866	27
SSE PLC	13,714	213

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

United Utilities Group PLC	6,040	67
		807
Total United Kingdom		8,648
UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.0%
Carnival PLC	1,490	19
MATERIALS 0.1%
Sims Metal Management Ltd.	3,820	21
Total United States		40
Total Common Stocks (Cost $61,806)		61,704
PREFERRED STOCKS 0.5%
GERMANY 0.5%
INDUSTRIALS 0.5%
Draegerwerk AG & Co. KGaA	291	25
Fuchs Petrolub SE	609	31
Henkel AG & Co. KGaA	556	58
Sartorius AG	122	50
Schaeffler AG	2,197	14
Volkswagen AG	947	152
		330
Total Preferred Stocks (Cost $326)		330
REAL ESTATE INVESTMENT TRUSTS 2.3%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Charter Hall Group	2,148	19
Goodman Group	2,870	37
GPT Group	5,221	15
Scentre Group	13,124	21
Stockland	12,815	35
Vicinity Centres	16,024	16
		143
Total Australia		143
BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	597	27
Cofinimmo S.A.	162	24
Warehouses De Pauw CVA	645	24
		75
Total Belgium		75
CANADA 0.2%
REAL ESTATE 0.2%
Allied Properties Real Estate Investment Trust (b)	710	19
Canadian Apartment Properties REIT	550	19
Dream Office Real Estate Investment Trust	992	14
Granite Real Estate Investment Trust	593	34
Northview Apartment Real Estate Investment Trust	686	19
		105
Total Canada		105
FRANCE 0.1%
REAL ESTATE 0.1%
Covivio	265	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Gecina S.A.	148	19
		38
Total France		38
GERMANY 0.0%
REAL ESTATE 0.0%
Alstria Office REIT-AG	1,572	22
Total Germany		22
HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	23,000	19
Link REIT	4,400	36
		55
Total Hong Kong		55
JAPAN 0.9%
REAL ESTATE 0.9%
Activia Properties, Inc.	2	8
Advance Residence Investment Corp.	9	26
AEON REIT Investment Corp.	18	21
Daiwa House REIT Investment Corp.	11	28
Daiwa Office Investment Corp.	2	11
Daiwa Securities Living Investments Corp.	26	27
Frontier Real Estate Investment Corp.	2	7
Fukuoka REIT Corp.	11	14
GLP J-Reit	25	38
Hulic Reit, Inc.	11	15
Industrial & Infrastructure Fund Investment Corp.	20	34
Japan Excellent, Inc.	17	20
Japan Hotel REIT Investment Corp.	16	8
Japan Logistics Fund, Inc.	11	32
Japan Prime Realty Investment Corp.	2	6
Japan Real Estate Investment Corp.	2	10
Kenedix Office Investment Corp.	2	12
MCUBS MidCity Investment Corp.	27	21
Mori Hills REIT Investment Corp.	12	16
Mori Trust Sogo Reit, Inc.	15	19
Nippon Accommodations Fund, Inc.	3	17
Nippon Building Fund, Inc.	2	11
Nippon Prologis REIT, Inc.	15	51
Nomura Real Estate Master Fund, Inc.	16	20
Orix JREIT, Inc.	18	28
Premier Investment Corp.	18	21
Tokyu REIT, Inc.	12	17
		538
Total Japan		538
NETHERLANDS 0.0%
REAL ESTATE 0.0%
Wereldhave NV	2,057	19
Total Netherlands		19
SINGAPORE 0.3%
REAL ESTATE 0.3%
Ascendas Real Estate Investment Trust	14,300	34
CapitaLand Mall Trust	11,400	16
Keppel DC REIT	10,600	23
Mapletree Commercial Trust	17,227	25
Mapletree Industrial Trust	15,700	37
Mapletree Logistics Trust	34,100	51
Mapletree North Asia Commercial Trust	28,800	20
		206
Total Singapore		206
SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi S.A.	1,879	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Total Spain		15
UNITED KINGDOM 0.4%
REAL ESTATE 0.4%
Assura PLC	16,691	17
Big Yellow Group PLC	1,512	20
British Land Co. PLC	4,284	19
Derwent London PLC	581	19
Great Portland Estates PLC	1,967	15
Land Securities Group PLC	4,513	30
LondonMetric Property PLC	7,218	21
Segro PLC	5,166	62
Tritax Big Box REIT PLC	11,371	23
UNITE Group PLC (a)	1,956	21
		247
Total United Kingdom		247
Total Real Estate Investment Trusts (Cost $1,468)		1,463
RIGHTS 0.0%
SWEDEN 0.0%
INDUSTRIALS 0.0%
S.A.S. AB - Exp. 10/19/20 (a)	48,789	0
Total Rights (Cost $12)		0
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		206
Total Short-Term Instruments (Cost $206)		206
Total Investments in Securities (Cost $63,818)		63,703
Total Investments 99.8% (Cost $63,818)		$63,703
Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 0.2%		151
Net Assets 100.0%		$63,854

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Agnico Eagle Mines Ltd.					03/31/2020 - 09/30/2020		$27	$33	0.05%
Allied Properties Real Estate Investment Trust					01/25/2019 - 09/30/2020		21	19	0.03
Boralex, Inc.					03/31/2020 - 09/30/2020		20	26	0.04
Cogeco, Inc.					03/31/2020 - 09/30/2020		18	18	0.03
Constellation Software, Inc.					06/27/2018 - 09/30/2020		60	68	0.11
Great-West Lifeco, Inc.					06/27/2018 - 09/30/2020		25	23	0.04
Kirkland Lake Gold Ltd.					06/30/2020 - 09/30/2020		22	23	0.04
Martinrea International, Inc.					08/31/2017 - 09/30/2020		24	20	0.03
Whitecap Resources, Inc.					09/30/2020		19	18	0.03
							$236	$248	0.40%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$206	U.S. Treasury Notes 1.750% due 04/30/2022		$(210)	$206	$206
Total Repurchase Agreements							$(210)	$206	$206
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received	Asset		Liability
SSB		10/2020		$171	HKD	1,324	$0		$0
Total Forward Foreign Currency Contracts							$0	$0
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$251	$0	$251
	Consumer Discretionary				0	460	0	460
	Consumer Staples				0	369	0	369
	Energy				0	150	0	150
	Financials				0	374	0	374
	Health Care				0	345	0	345
	Industrials				0	228	0	228
	Information Technology				61	47	0	108
	Materials				58	1,022	0	1,080
	Real Estate				0	18	0	18
	Utilities				0	41	0	41
Austria
	Energy				0	19	0	19
	Industrials				15	22	0	37
	Materials				20	23	0	43
	Real Estate				0	14	0	14
Belgium
	Communication Services				0	19	0	19
	Consumer Discretionary				0	35	0	35
	Consumer Staples				0	64	0	64
	Energy				0	25	0	25
	Financials				0	59	0	59
	Health Care				0	63	0	63
	Industrials				0	19	0	19
	Information Technology				0	18	0	18
	Materials				0	53	0	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Utilities	0	28	0	28
Canada
Communication Services	278	0	0	278
Consumer Discretionary	600	0	0	600
Consumer Staples	497	0	0	497
Energy	230	0	0	230
Financials	561	0	0	561
Health Care	17	0	0	17
Industrials	863	0	0	863
Information Technology	334	0	0	334
Materials	943	0	0	943
Real Estate	57	0	0	57
Utilities	318	0	0	318
Chile
Materials	19	0	0	19
Denmark
Consumer Discretionary	0	71	0	71
Consumer Staples	0	118	0	118
Financials	0	52	0	52
Health Care	0	615	0	615
Industrials	21	401	0	422
Materials	0	112	0	112
Utilities	101	0	0	101
Finland
Communication Services	0	70	0	70
Consumer Staples	0	116	0	116
Energy	0	160	0	160
Financials	0	124	0	124
Health Care	0	52	0	52
Industrials	9	226	0	235
Information Technology	0	19	0	19
Materials	0	160	0	160
Utilities	0	30	0	30
France
Communication Services	0	324	0	324
Consumer Discretionary	19	672	0	691
Consumer Staples	0	407	0	407
Energy	0	58	0	58
Financials	19	106	0	125
Health Care	0	341	0	341
Industrials	0	793	0	793
Information Technology	0	205	0	205
Materials	21	173	0	194
Real Estate	0	16	0	16
Utilities	0	273	0	273
Germany
Communication Services	0	121	0	121
Consumer Discretionary	68	508	0	576
Consumer Staples	0	90	0	90
Financials	0	508	0	508
Health Care	0	249	0	249
Industrials	47	480	0	527
Information Technology	19	474	0	493
Materials	0	270	0	270
Real Estate	0	267	0	267
Utilities	0	451	0	451
Hong Kong
Communication Services	0	90	0	90
Consumer Discretionary	58	198	0	256
Consumer Staples	0	97	0	97
Financials	112	160	0	272
Health Care	0	21	0	21
Industrials	0	226	0	226
Information Technology	0	70	0	70
Real Estate	0	214	0	214
Utilities	0	178	0	178
Ireland
Consumer Discretionary	55	119	0	174
Consumer Staples	0	116	0	116
Health Care	349	21	0	370
Industrials	88	253	0	341
Materials	0	182	0	182
Israel
Communication Services	0	31	0	31
Consumer Staples	0	20	0	20
Energy	0	31	0	31
Financials	0	103	0	103
Health Care	30	0	0	30
Industrials	0	36	0	36
Information Technology	113	60	0	173
Materials	0	22	0	22
Italy
Communication Services	0	72	0	72
Consumer Discretionary	0	147	0	147
Consumer Staples	0	19	0	19
Energy	0	111	0	111

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Financials	30	209	0	239
Health Care	0	107	0	107
Industrials	0	85	0	85
Utilities	0	451	0	451
Japan
Communication Services	0	1,919	0	1,919
Consumer Discretionary	19	3,164	0	3,183
Consumer Staples	77	1,632	0	1,709
Energy	0	175	0	175
Financials	22	352	0	374
Health Care	0	2,375	0	2,375
Industrials	190	3,091	0	3,281
Information Technology	73	2,824	0	2,897
Materials	0	1,220	0	1,220
Real Estate	0	36	0	36
Utilities	0	495	0	495
Jordan
Health Care	0	26	0	26
Luxembourg
Communication Services	0	19	0	19
Health Care	0	30	0	30
Materials	0	102	0	102
Real Estate	0	39	0	39
Macau
Consumer Discretionary	0	46	0	46
Monaco
Materials	20	0	0	20
Netherlands
Communication Services	17	61	0	78
Consumer Discretionary	61	19	0	80
Consumer Staples	0	426	0	426
Energy	57	86	0	143
Financials	0	227	0	227
Health Care	38	74	0	112
Industrials	21	323	0	344
Information Technology	130	577	0	707
Materials	0	325	0	325
New Zealand
Communication Services	0	54	0	54
Health Care	0	66	0	66
Industrials	0	20	0	20
Materials	0	22	0	22
Utilities	0	61	0	61
Norway
Communication Services	39	101	0	140
Consumer Staples	0	170	0	170
Energy	21	96	0	117
Financials	0	49	0	49
Industrials	0	51	0	51
Materials	0	76	0	76
Real Estate	0	20	0	20
Portugal
Consumer Staples	0	62	0	62
Materials	0	18	0	18
Utilities	0	225	0	225
Singapore
Communication Services	0	120	0	120
Consumer Staples	0	116	0	116
Energy	0	20	0	20
Financials	0	82	0	82
Industrials	0	153	0	153
Information Technology	0	34	0	34
South Africa
Health Care	0	18	0	18
Spain
Communication Services	0	124	0	124
Consumer Discretionary	0	91	0	91
Consumer Staples	52	0	0	52
Energy	0	56	0	56
Financials	19	80	0	99
Health Care	0	35	0	35
Industrials	0	164	0	164
Information Technology	0	58	0	58
Materials	0	23	0	23
Utilities	0	750	0	750
Sweden
Communication Services	86	245	0	331
Consumer Discretionary	51	340	0	391
Consumer Staples	0	290	0	290
Financials	0	138	0	138
Health Care	0	33	0	33
Industrials	21	922	0	943
Information Technology	29	91	0	120
Materials	0	104	0	104
Real Estate	0	24	0	24
Switzerland

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Communication Services	0	145	0	145
Consumer Discretionary	77	135	0	212
Consumer Staples	0	668	0	668
Financials	0	810	0	810
Health Care	0	976	0	976
Industrials	19	881	0	900
Information Technology	142	158	0	300
Materials	0	607	0	607
Real Estate	0	109	0	109
Utilities	0	24	0	24
United Kingdom
Communication Services	19	318	0	337
Consumer Discretionary	38	1,081	0	1,119
Consumer Staples	0	1,872	0	1,872
Energy	0	241	0	241
Financials	89	699	0	788
Health Care	0	1,170	0	1,170
Industrials	0	1,272	0	1,272
Information Technology	20	129	0	149
Materials	19	839	0	858
Real Estate	0	35	0	35
Utilities	0	807	0	807
United States
Consumer Discretionary	0	19	0	19
Materials	0	21	0	21
Preferred Stocks
Germany
Industrials	0	330	0	330
Real Estate Investment Trusts
Australia
Real Estate	0	143	0	143
Belgium
Real Estate	0	75	0	75
Canada
Real Estate	105	0	0	105
France
Real Estate	0	38	0	38
Germany
Real Estate	22	0	0	22
Hong Kong
Real Estate	0	55	0	55
Japan
Real Estate	0	538	0	538
Netherlands
Real Estate	0	19	0	19
Singapore
Real Estate	0	206	0	206
Spain
Real Estate	0	15	0	15
United Kingdom
Real Estate	0	247	0	247
Short-Term Instruments
Repurchase Agreements	0	206	0	206
Investments in Affiliates, at Value
Total Investments	$7,623	$56,080	$0	$63,703

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤

COMMON STOCKS 95.0%
IRELAND 0.3%
INFORMATION TECHNOLOGY 0.3%
Accenture PLC 'A'	711	$161
Total Ireland		161
SWITZERLAND 0.2%
FINANCIALS 0.2%
Chubb Ltd.	848	98
Total Switzerland		98
UNITED KINGDOM 0.4%
CONSUMER DISCRETIONARY 0.0%
Delphi Technologies PLC (a)	551	9
CONSUMER STAPLES 0.1%
Coca-Cola European Partners PLC	315	12
Nomad Foods Ltd. (a)	843	22
		34
FINANCIALS 0.1%
Willis Towers Watson PLC	153	32
INDUSTRIALS 0.2%
IHS Markit Ltd.	899	71
Pentair PLC	882	40
		111
MATERIALS 0.0%
Amcor PLC	1,971	22
Total United Kingdom		208
UNITED STATES 94.1%
COMMUNICATION SERVICES 8.4%
Alphabet, Inc. 'A' (a)	418	613
AMC Entertainment Holdings, Inc. 'A' (c)	2,191	10
AMC Networks, Inc. 'A' (a)	523	13
AT&T, Inc.	11,159	318
Cable One, Inc.	30	57
CenturyLink, Inc.	11,651	118
Charter Communications, Inc. 'A' (a)	367	229
Cinemark Holdings, Inc.	1,288	13
Comcast Corp. 'A'	6,599	305
Facebook, Inc. 'A' (a)	2,333	611
Interpublic Group of Cos., Inc.	3,274	55
Liberty Broadband Corp. 'C' (a)	532	76
Liberty Media Corp-Liberty SiriusXM 'C' (a)	1,928	64
Madison Square Garden Sports Corp. (a)	105	16
Netflix, Inc. (a)	547	273
New York Times Co. 'A'	712	30
News Corp. 'A'	2,751	39
Omnicom Group, Inc.	969	48
Sinclair Broadcast Group, Inc. 'A'	485	9
Sirius XM Holdings, Inc.	2,873	15
Snap, Inc. (a)	6,527	170
T-Mobile US, Inc.	1,023	117

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Take-Two Interactive Software, Inc. (a)	630	104
TEGNA, Inc.	1,452	17
Telephone & Data Systems, Inc.	599	11
Verizon Communications, Inc.	11,543	687
ViacomCBS, Inc. 'B'	3,100	87
Walt Disney Co.	4,213	523
Zillow Group, Inc. 'C' (a)	1,145	116
Zynga, Inc. 'A' (a)	7,380	67
		4,811
CONSUMER DISCRETIONARY 16.8%
Aaron's, Inc.	456	26
Abercrombie & Fitch Co. 'A'	1,958	27
Adient PLC (a)	1,090	19
Adtalem Global Education, Inc. (a)	339	8
Advance Auto Parts, Inc.	94	14
Amazon.com, Inc. (a)	197	620
American Axle & Manufacturing Holdings, Inc. (a)	1,557	9
American Eagle Outfitters, Inc.	5,769	85
Aramark	284	8
Asbury Automotive Group, Inc. (a)	193	19
AutoNation, Inc. (a)	524	28
AutoZone, Inc. (a)	97	114
Bed Bath & Beyond, Inc.	5,689	85
Best Buy Co., Inc.	2,374	264
Bloomin' Brands, Inc.	2,053	31
Booking Holdings, Inc. (a)	29	50
BorgWarner, Inc.	282	11
Bright Horizons Family Solutions, Inc. (a)	198	30
Brinker International, Inc.	2,206	94
Brunswick Corp.	342	20
Buckle, Inc.	441	9
Burlington Stores, Inc. (a)	131	27
CarMax, Inc. (a)	256	24
Carter's, Inc.	507	44
Cheesecake Factory, Inc.	2,061	57
Chipotle Mexican Grill, Inc. (a)	100	124
Churchill Downs, Inc.	257	42
Cooper Tire & Rubber Co.	339	11
Cracker Barrel Old Country Store, Inc.	420	48
Dana, Inc.	1,271	16
Darden Restaurants, Inc.	278	28
Deckers Outdoor Corp. (a)	325	71
Designer Brands, Inc.	1,479	8
Dick's Sporting Goods, Inc.	670	39
Dillard's, Inc. 'A'	183	7
Dollar General Corp.	1,948	408
Dollar Tree, Inc. (a)	292	27
Domino's Pizza, Inc.	546	232
Dorman Products, Inc. (a)	124	11
DR Horton, Inc.	536	41
Dunkin' Brands Group, Inc.	542	44
eBay, Inc.	1,815	95
Extended Stay America, Inc.	1,616	19
Foot Locker, Inc.	1,536	51
Ford Motor Co.	32,932	219
G-III Apparel Group Ltd. (a)	966	13
Gap, Inc.	4,376	75
GCI Liberty, Inc. 'A' (a)	191	16
General Motors Co.	9,737	288
Gentex Corp.	1,371	35
Genuine Parts Co.	268	25
Goodyear Tire & Rubber Co.	1,457	11
Graham Holdings Co. 'B'	27	11
Grand Canyon Education, Inc. (a)	133	11
Group 1 Automotive, Inc.	227	20
Guess?, Inc.	1,076	12
H&R Block, Inc.	2,302	37
Hanesbrands, Inc.	3,259	51
Harley-Davidson, Inc.	149	4
Hasbro, Inc.	192	16
Helen of Troy Ltd. (a)	123	24
Hilton Worldwide Holdings, Inc.	253	22
Home Depot, Inc.	3,360	933
International Game Technology PLC	2,273	25
Jack in the Box, Inc.	479	38
KB Home	309	12
Kohl's Corp.	1,475	27
Kontoor Brands, Inc.	737	18
L Brands, Inc.	2,197	70
La-Z-Boy, Inc.	249	8
Las Vegas Sands Corp.	952	44
LCI Industries	99	11
Lear Corp.	288	31
Leggett & Platt, Inc.	1,090	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Lennar Corp. 'A'	445	36
Lithia Motors, Inc. 'A'	265	60
Lowe's Cos., Inc.	3,202	531
Macy's, Inc.	5,591	32
Marriott International, Inc. 'A'	323	30
Mattel, Inc. (a)	619	7
McDonald's Corp.	2,477	544
MDC Holdings, Inc.	471	22
Meritage Homes Corp. (a)	355	39
Murphy USA, Inc. (a)	306	39
Newell Brands, Inc.	295	5
NIKE, Inc. 'B'	1,713	215
Nordstrom, Inc.	1,643	20
NVR, Inc. (a)	14	57
O'Reilly Automotive, Inc. (a)	219	101
Ollie's Bargain Outlet Holdings, Inc. (a)	362	32
Papa John's International, Inc.	292	24
Penn National Gaming, Inc. (a)	1,251	91
Penske Automotive Group, Inc.	264	13
Polaris, Inc.	299	28
Pool Corp.	218	73
PulteGroup, Inc.	1,345	62
PVH Corp.	117	7
Qurate Retail, Inc.	4,427	32
Ralph Lauren Corp.	243	17
Ross Stores, Inc.	462	43
Sally Beauty Holdings, Inc. (a)	1,311	11
SeaWorld Entertainment, Inc. (a)	1,065	21
Service Corp. International	585	25
Signet Jewelers Ltd.	1,962	37
Six Flags Entertainment Corp.	1,274	26
Sonic Automotive, Inc. 'A'	341	14
Starbucks Corp.	3,169	272
Steven Madden Ltd.	674	13
Target Corp.	4,013	632
Taylor Morrison Home Corp. 'A' (a)	957	24
Tempur Sealy International, Inc. (a)	270	24
Tenneco, Inc. 'A' (a)	1,098	8
Tesla, Inc. (a)	583	250
Texas Roadhouse, Inc.	396	24
Thor Industries, Inc.	730	70
Tiffany & Co.	288	33
TJX Cos., Inc.	3,251	181
TopBuild Corp. (a)	129	22
Tractor Supply Co.	577	83
Ulta Beauty, Inc. (a)	140	31
Urban Outfitters, Inc. (a)	1,830	38
Vail Resorts, Inc.	191	41
VF Corp.	665	47
Visteon Corp. (a)	264	18
Wendy's Co.	2,559	57
Whirlpool Corp.	378	69
Williams-Sonoma, Inc.	1,068	97
Yum! Brands, Inc.	1,281	117
		9,642
CONSUMER STAPLES 12.0%
Altria Group, Inc.	3,123	121
Archer-Daniels-Midland Co.	2,460	114
B&G Foods, Inc.	785	22
Boston Beer Co., Inc. 'A' (a)	105	93
Brown-Forman Corp. 'B'	828	62
Bunge Ltd.	1,178	54
Cal-Maine Foods, Inc. (a)	320	12
Campbell Soup Co.	954	46
Casey's General Stores, Inc.	198	35
Central Garden & Pet Co. 'A' (a)	261	9
Church & Dwight Co., Inc.	718	67
Clorox Co.	483	102
Coca-Cola Co.	11,709	578
Colgate-Palmolive Co.	2,374	183
Conagra Brands, Inc.	1,822	65
Constellation Brands, Inc. 'A'	157	30
Costco Wholesale Corp.	1,990	706
Coty, Inc. 'A'	402	1
Darling Ingredients, Inc. (a)	860	31
Edgewell Personal Care Co. (a)	453	13
Estee Lauder Cos., Inc. 'A'	350	76
Flowers Foods, Inc.	712	17
General Mills, Inc.	1,877	116
Hain Celestial Group, Inc. (a)	575	20
Herbalife Nutrition Ltd. (a)	966	45
Hershey Co.	352	50
Hormel Foods Corp.	513	25
Ingredion, Inc.	210	16

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

J&J Snack Foods Corp.	86	11
JM Smucker Co.	325	38
Kellogg Co.	1,340	87
Keurig Dr Pepper, Inc.	423	12
Kimberly-Clark Corp.	840	124
Kraft Heinz Co.	2,782	83
Kroger Co.	8,033	272
Lamb Weston Holdings, Inc.	479	32
Lancaster Colony Corp.	96	17
McCormick & Co., Inc.	447	87
Mondelez International, Inc. 'A'	756	43
Monster Beverage Corp. (a)	958	77
National Beverage Corp. (a)	141	10
Nu Skin Enterprises, Inc. 'A'	454	23
PepsiCo, Inc.	4,293	595
Performance Food Group Co. (a)	1,117	39
Philip Morris International, Inc.	4,661	350
Post Holdings, Inc. (a)	176	15
Procter & Gamble Co.	4,955	689
Rite Aid Corp. (a)	2,376	23
Sanderson Farms, Inc.	230	27
Spectrum Brands Holdings, Inc.	145	8
Sprouts Farmers Market, Inc. (a)	2,002	42
Sysco Corp.	2,086	130
TreeHouse Foods, Inc. (a)	431	17
Tyson Foods, Inc. 'A'	1,219	72
U.S. Foods Holding Corp. (a)	874	19
USANA Health Sciences, Inc. (a)	130	10
Walgreens Boots Alliance, Inc.	4,365	157
Walmart, Inc.	7,462	1,044
		6,862
ENERGY 3.0%
Apache Corp.	506	5
Baker Hughes Co.	4,632	62
Cabot Oil & Gas Corp.	876	15
Chevron Corp.	5,513	397
CNX Resources Corp. (a)	3,310	31
ConocoPhillips	2,553	84
Delek U.S. Holdings, Inc.	584	6
EQT Corp.	1,612	21
Exxon Mobil Corp.	8,667	298
Helix Energy Solutions Group, Inc. (a)	2,562	6
Helmerich & Payne, Inc.	267	4
Hess Corp.	1,474	60
HollyFrontier Corp.	2,398	47
Kinder Morgan, Inc.	1,804	22
Marathon Oil Corp.	4,662	19
Marathon Petroleum Corp.	4,650	136
Murphy Oil Corp.	1,294	12
National Oilwell Varco, Inc.	4,245	38
Patterson-UTI Energy, Inc.	4,053	12
PBF Energy, Inc. 'A'	1,081	6
Phillips 66	3,319	172
Range Resources Corp.	5,368	36
Renewable Energy Group, Inc. (a)	524	28
Southwestern Energy Co. (a)	3,858	9
Transocean Ltd. (a)	3,604	3
Valero Energy Corp.	4,030	175
World Fuel Services Corp.	468	10
		1,714
FINANCIALS 6.5%
Affiliated Managers Group, Inc.	304	21
Aflac, Inc.	1,018	37
Alleghany Corp.	18	9
Allstate Corp.	1,378	130
Ally Financial, Inc.	2,896	73
American Equity Investment Life Holding Co.	341	8
American Financial Group, Inc.	224	15
American International Group, Inc.	6,774	186
Ameriprise Financial, Inc.	189	29
Arthur J Gallagher & Co.	533	56
Artisan Partners Asset Management, Inc. 'A'	414	16
Assurant, Inc.	135	16
BlackRock, Inc.	224	126
Blackstone Group, Inc.	565	29
Brighthouse Financial, Inc. (a)	742	20
Brown & Brown, Inc.	951	43
Cannae Holdings, Inc. (a)	423	16
Capital One Financial Corp.	2,630	189
Cincinnati Financial Corp.	162	13
CIT Group, Inc.	932	17
CME Group, Inc.	356	60

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

CNO Financial Group, Inc.	1,020	16
Discover Financial Services	833	48
E TRADE Financial Corp.	875	44
Erie Indemnity Co. 'A'	48	10
Evercore, Inc. 'A'	262	17
FactSet Research Systems, Inc.	175	59
Federated Investors, Inc. 'B'	537	12
Fidelity National Financial, Inc.	548	17
First American Financial Corp.	714	36
First Republic Bank	297	32
FirstCash, Inc.	226	13
Franklin Resources, Inc.	2,530	51
Genworth Financial, Inc. 'A' (a)	4,473	15
Goldman Sachs Group, Inc.	412	83
Hanover Insurance Group, Inc.	204	19
Houlihan Lokey, Inc.	319	19
Intercontinental Exchange, Inc.	1,358	136
Invesco Ltd.	2,856	33
Jefferies Financial Group, Inc.	762	14
Kemper Corp.	211	14
Lincoln National Corp.	1,239	39
Loews Corp.	1,074	37
LPL Financial Holdings, Inc.	582	45
Markel Corp. (a)	20	19
MarketAxess Holdings, Inc.	178	86
Marsh & McLennan Cos., Inc.	1,791	205
Mercury General Corp.	253	10
MetLife, Inc.	1,666	62
Moelis & Co. 'A'	370	13
Moody's Corp.	409	119
Morgan Stanley	1,862	90
Morningstar, Inc.	68	11
MSCI, Inc.	387	138
Nasdaq, Inc.	438	54
National General Holdings Corp.	492	17
Navient Corp.	2,676	23
New York Community Bancorp, Inc.	512	4
Old Republic International Corp.	882	13
PacWest Bancorp	721	12
PennyMac Financial Services, Inc.	228	13
PRA Group, Inc. (a)	248	10
Progressive Corp.	801	76
Prudential Financial, Inc.	612	39
RLI Corp.	161	13
S&P Global, Inc.	600	216
Santander Consumer USA Holdings, Inc.	732	13
SEI Investments Co.	489	25
State Street Corp.	544	32
Stewart Information Services Corp.	201	9
SVB Financial Group (a)	134	32
T Rowe Price Group, Inc.	897	115
Tradeweb Markets, Inc.	354	21
Travelers Cos., Inc.	1,571	170
Unum Group	934	16
Virtu Financial, Inc.	794	18
Voya Financial, Inc.	1,030	49
Waddell & Reed Financial, Inc. 'A'	757	11
White Mountains Insurance Group Ltd.	10	8
WR Berkley Corp.	319	20
		3,700
HEALTH CARE 14.2%
AbbVie, Inc.	5,481	480
Align Technology, Inc. (a)	365	119
Amedisys, Inc. (a)	146	35
AmerisourceBergen Corp.	232	22
Amgen, Inc.	1,919	488
AMN Healthcare Services, Inc. (a)	155	9
Anthem, Inc.	554	149
Baxter International, Inc.	1,282	103
Becton Dickinson and Co.	158	37
Bio-Rad Laboratories, Inc. 'A' (a)	168	87
Bio-Techne Corp.	76	19
Biogen, Inc. (a)	509	144
BioMarin Pharmaceutical, Inc. (a)	489	37
Bristol-Myers Squibb Co.	4,561	275
Bruker Corp.	381	15
Cardinal Health, Inc.	2,095	98
Catalent, Inc. (a)	792	68
Centene Corp. (a)	895	52
Cerner Corp.	404	29
Charles River Laboratories International, Inc. (a)	127	29
Chemed Corp.	72	35
Cigna Corp.	578	98
Cooper Cos., Inc.	140	47

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Covetrus, Inc. (a)	405	10
CVS Health Corp.	6,858	400
Danaher Corp.	1,665	359
DaVita, Inc. (a)	640	55
Dentsply Sirona, Inc.	429	19
Edwards Lifesciences Corp. (a)	1,534	122
Eli Lilly & Co.	1,666	247
Encompass Health Corp.	515	33
Gilead Sciences, Inc.	8,840	559
Globus Medical, Inc. 'A' (a)	325	16
HCA Healthcare, Inc.	665	83
Henry Schein, Inc. (a)	347	20
Humana, Inc.	591	245
Intuitive Surgical, Inc. (a)	14	10
Johnson & Johnson	4,640	691
Laboratory Corp. of America Holdings (a)	86	16
LHC Group, Inc. (a)	123	26
Magellan Health, Inc. (a)	120	9
Masimo Corp. (a)	396	93
McKesson Corp.	1,107	165
MEDNAX, Inc. (a)	756	12
Merck & Co., Inc.	6,968	578
Mettler-Toledo International, Inc. (a)	97	94
Molina Healthcare, Inc. (a)	395	72
Myriad Genetics, Inc. (a)	748	10
OPKO Health, Inc. (a)	2,595	10
Patterson Cos., Inc.	934	22
PerkinElmer, Inc. (a)	335	42
Pfizer, Inc.	6,347	233
Premier, Inc. 'A'	401	13
Quest Diagnostics, Inc.	353	40
Regeneron Pharmaceuticals, Inc. (a)	125	70
ResMed, Inc.	624	107
Select Medical Holdings Corp. (a)	603	13
Steris PLC	187	33
Syneos Health, Inc. (a)	210	11
Teleflex, Inc.	130	44
Tenet Healthcare Corp. (a)	1,525	37
United Therapeutics Corp. (a)	366	37
UnitedHealth Group, Inc.	1,491	465
Varian Medical Systems, Inc. (a)	680	117
Vertex Pharmaceuticals, Inc. (a)	587	160
Waters Corp. (a)	219	43
West Pharmaceutical Services, Inc.	253	70
Zoetis, Inc.	977	162
		8,148
INDUSTRIALS 9.9%
3M Co.	1,357	217
ABM Industries, Inc.	332	12
Acuity Brands, Inc.	287	29
Advanced Disposal Services, Inc. (a)	442	13
AECOM (a)	766	32
AGCO Corp.	472	35
Allegiant Travel Co.	147	18
Allison Transmission Holdings, Inc.	711	25
AMERCO	41	15
American Airlines Group, Inc.	1,021	13
AO Smith Corp.	770	41
Applied Industrial Technologies, Inc.	155	9
Arcosa, Inc.	226	10
Armstrong World Industries, Inc.	275	19
Atlas Air Worldwide Holdings, Inc. (a)	414	25
Avis Budget Group, Inc. (a)	3,429	90
Boeing Co.	759	125
Builders FirstSource, Inc. (a)	552	18
BWX Technologies, Inc.	427	24
CH Robinson Worldwide, Inc.	785	80
Cintas Corp.	351	117
Colfax Corp. (a)	766	24
Copart, Inc. (a)	1,196	126
CoStar Group, Inc. (a)	96	81
Crane Co.	261	13
CSX Corp.	1,123	87
Cummins, Inc.	408	86
Curtiss-Wright Corp.	222	21
Delta Air Lines, Inc.	405	12
Deluxe Corp.	356	9
Donaldson Co., Inc.	366	17
Dycom Industries, Inc. (a)	299	16
Eaton Corp. PLC	631	64
Emerson Electric Co.	1,408	92
Equifax, Inc.	304	48
Expeditors International of Washington, Inc.	650	59
Fastenal Co.	1,885	85

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

FedEx Corp.	380	96
Fluor Corp.	1,749	15
Fortive Corp.	71	5
Fortune Brands Home & Security, Inc.	216	19
Franklin Electric Co., Inc.	134	8
FTI Consulting, Inc. (a)	338	36
GATX Corp.	191	12
Generac Holdings, Inc. (a)	587	114
General Dynamics Corp.	177	24
General Electric Co.	25,067	156
Graco, Inc.	537	33
Greenbrier Cos., Inc.	368	11
Hawaiian Holdings, Inc.	988	13
HD Supply Holdings, Inc. (a)	865	36
Healthcare Services Group, Inc.	494	11
Herman Miller, Inc.	509	15
Hexcel Corp.	375	13
Hillenbrand, Inc.	308	9
Hub Group, Inc. 'A' (a)	212	11
Hubbell, Inc.	130	18
Huntington Ingalls Industries, Inc.	34	5
IAA, Inc. (a)	224	12
IDEX Corp.	226	41
Illinois Tool Works, Inc.	1,065	206
ITT, Inc.	437	26
Jacobs Engineering Group, Inc.	770	71
JB Hunt Transport Services, Inc.	274	35
JetBlue Airways Corp. (a)	1,810	20
Kansas City Southern	148	27
KAR Auction Services, Inc.	1,014	15
KBR, Inc.	1,182	26
Knight-Swift Transportation Holdings, Inc.	1,222	50
L3Harris Technologies, Inc.	296	50
Landstar System, Inc.	245	31
Lennox International, Inc.	243	66
Lincoln Electric Holdings, Inc.	234	22
Lockheed Martin Corp.	663	254
Macquarie Infrastructure Corp.	607	16
ManpowerGroup, Inc.	515	38
Masco Corp.	2,099	116
Masonite International Corp. (a)	148	15
Meritor, Inc. (a)	473	10
Moog, Inc. 'A'	156	10
MSA Safety, Inc.	125	17
MSC Industrial Direct Co., Inc. 'A'	394	25
Neilsen Holdings PLC	507	7
Nordson Corp.	220	42
Northrop Grumman Corp.	394	124
Old Dominion Freight Line, Inc.	527	95
Owens Corning	229	16
Parker-Hannifin Corp.	201	41
Quanta Services, Inc.	830	44
Regal Beloit Corp.	90	8
Republic Services, Inc.	331	31
Resideo Technologies, Inc. (a)	946	10
Robert Half International, Inc.	441	23
Rockwell Automation, Inc.	408	90
Rollins, Inc.	870	47
Ryder System, Inc.	344	14
Saia, Inc. (a)	91	11
Schneider National, Inc. 'B'	390	10
Simpson Manufacturing Co., Inc.	90	9
SkyWest, Inc.	444	13
Southwest Airlines Co.	230	9
Stericycle, Inc. (a)	362	23
Teledyne Technologies, Inc. (a)	123	38
Terex Corp.	743	14
Terminix Global Holdings, Inc. (a)	530	21
Timken Co.	447	24
Toro Co.	475	40
TransDigm Group, Inc.	65	31
Trinity Industries, Inc.	778	15
UFP Industries, Inc.	240	14
Union Pacific Corp.	1,723	339
United Airlines Holdings, Inc. (a)	93	3
United Parcel Service, Inc. 'B'	1,840	307
United Rentals, Inc. (a)	113	20
Verisk Analytics, Inc.	643	119
Waste Connections, Inc.	224	23
Waste Management, Inc.	606	69
Watsco, Inc.	185	43
Werner Enterprises, Inc.	743	31
WESCO International, Inc. (a)	810	36
WW Grainger, Inc.	130	46
XPO Logistics, Inc. (a)	452	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Xylem, Inc.	564	47
		5,651
INFORMATION TECHNOLOGY 19.3%
Activision Blizzard, Inc.	1,206	98
Adobe, Inc. (a)	755	370
Advanced Micro Devices, Inc. (a)	3,197	262
Akamai Technologies, Inc. (a)	632	70
Alliance Data Systems Corp.	55	2
Amdocs Ltd.	380	22
Amkor Technology, Inc. (a)	975	11
ANSYS, Inc. (a)	368	120
Apple, Inc.	12,515	1,449
Applied Materials, Inc.	2,879	171
Arrow Electronics, Inc. (a)	585	46
Aspen Technology, Inc. (a)	102	13
Autodesk, Inc. (a)	469	108
Automatic Data Processing, Inc.	331	46
Avnet, Inc.	930	24
Black Knight, Inc. (a)	576	50
Booz Allen Hamilton Holding Corp.	813	67
Broadcom, Inc.	252	92
Broadridge Financial Solutions, Inc.	448	59
CACI International, Inc. 'A' (a)	172	37
Cadence Design Systems, Inc. (a)	1,453	155
CDK Global, Inc.	528	23
CDW Corp.	111	13
Ciena Corp. (a)	667	26
Cirrus Logic, Inc. (a)	349	24
Citrix Systems, Inc.	410	56
Cognex Corp.	449	29
CoreLogic, Inc.	341	23
Corning, Inc.	5,061	164
Cree, Inc. (a)	925	59
Dolby Laboratories, Inc. 'A'	291	19
DXC Technology Co.	601	11
Electronic Arts, Inc. (a)	582	76
Entegris, Inc.	336	25
EPAM Systems, Inc. (a)	118	38
F5 Networks, Inc. (a)	79	10
Fair Isaac Corp. (a)	184	78
Fidelity National Information Services, Inc.	92	14
Fiserv, Inc. (a)	608	63
FleetCor Technologies, Inc. (a)	54	13
Flex Ltd. (a)	1,250	14
FLIR Systems, Inc.	601	22
Fortinet, Inc. (a)	521	61
Gartner, Inc. (a)	112	14
Genpact Ltd.	812	32
Hewlett Packard Enterprise Co.	9,881	93
HP, Inc.	4,052	77
II-VI, Inc. (a)	632	26
Insight Enterprises, Inc. (a)	203	11
International Business Machines Corp.	4,302	523
Intuit, Inc.	46	15
Jabil, Inc.	1,087	37
Jack Henry & Associates, Inc.	447	73
Juniper Networks, Inc.	2,836	61
KLA Corp.	537	104
Lam Research Corp.	439	146
LiveRamp Holdings, Inc. (a)	240	12
Manhattan Associates, Inc. (a)	289	28
ManTech International Corp. 'A'	167	12
Marvell Technology Group Ltd.	3,117	124
Mastercard, Inc. 'A'	1,976	668
Maxim Integrated Products, Inc.	332	22
MAXIMUS, Inc.	290	20
Microchip Technology, Inc.	389	40
Microsoft Corp.	3,033	638
MKS Instruments, Inc.	127	14
Motorola Solutions, Inc.	1,199	188
NCR Corp. (a)	963	21
NetScout Systems, Inc. (a)	338	7
NortonLifeLock, Inc.	1,681	35
Nuance Communications, Inc. (a)	1,117	37
NVIDIA Corp.	1,003	543
Oracle Corp.	2,956	176
Paychex, Inc.	666	53
PayPal Holdings, Inc. (a)	1,852	365
Pegasystems, Inc.	121	15
Plexus Corp. (a)	137	10
PTC, Inc. (a)	265	22
Qorvo, Inc. (a)	179	23
QUALCOMM, Inc.	4,823	568
salesforce.com, Inc. (a)	1,382	347

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Sanmina Corp. (a)	340	9
Science Applications International Corp.	98	8
Seagate Technology PLC	3,226	159
Skyworks Solutions, Inc.	588	86
Synaptics, Inc. (a)	362	29
SYNNEX Corp.	206	29
Synopsys, Inc. (a)	320	68
Teradata Corp. (a)	790	18
Teradyne, Inc.	1,282	102
Texas Instruments, Inc.	1,592	227
Trimble, Inc. (a)	390	19
Tyler Technologies, Inc. (a)	134	47
Ubiquiti, Inc.	69	11
VeriSign, Inc. (a)	162	33
Visa, Inc. 'A'	3,480	696
Vishay Intertechnology, Inc.	869	14
Western Digital Corp.	719	26
Western Union Co.	1,666	36
Xerox Holdings Corp.	732	14
Xilinx, Inc.	349	36
Zebra Technologies Corp. 'A' (a)	114	29
		11,029
MATERIALS 2.8%
Air Products & Chemicals, Inc.	348	104
Albemarle Corp.	437	39
Alcoa Corp. (a)	1,439	17
AptarGroup, Inc.	205	23
Avery Dennison Corp.	370	47
Avient Corp.	495	13
Axalta Coating Systems Ltd. (a)	850	19
Ball Corp.	798	66
Berry Global Group, Inc. (a)	465	23
Boise Cascade Co.	259	10
Carpenter Technology Corp.	397	7
Celanese Corp.	201	22
Chemours Co.	1,267	27
Commercial Metals Co.	946	19
Compass Minerals International, Inc.	201	12
Crown Holdings, Inc. (a)	775	60
Domtar Corp.	802	21
Eastman Chemical Co.	175	14
Ecolab, Inc.	278	56
FMC Corp.	267	28
Freeport-McMoRan, Inc.	3,319	52
Graphic Packaging Holding Co.	2,222	31
Hecla Mining Co.	5,217	27
Huntsman Corp.	279	6
International Flavors & Fragrances, Inc.	73	9
Louisiana-Pacific Corp.	1,107	33
LyondellBasell Industries NV 'A'	2,033	143
Mosaic Co.	3,138	57
NewMarket Corp.	36	12
Newmont Corp.	1,415	90
Nucor Corp.	512	23
O-I Glass, Inc.	1,362	14
Olin Corp.	2,101	26
PPG Industries, Inc.	494	60
Reliance Steel & Aluminum Co.	395	40
RPM International, Inc.	435	36
Scotts Miracle-Gro Co.	322	49
Sensient Technologies Corp.	286	17
Sherwin-Williams Co.	144	100
Silgan Holdings, Inc.	498	18
Sonoco Products Co.	317	16
Steel Dynamics, Inc.	310	9
Trinseo S.A.	451	12
United States Steel Corp.	676	5
Warrior Met Coal, Inc.	612	10
WestRock Co.	1,761	61
Worthington Industries, Inc.	263	11
WR Grace & Co.	296	12
		1,606
REAL ESTATE 0.0%
Realogy Holdings Corp.	1,910	18
UTILITIES 1.2%
AES Corp.	5,410	98
Avangrid, Inc.	76	4
Avista Corp.	327	11
Dominion Energy, Inc.	340	27
Entergy Corp.	492	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Exelon Corp.	2,737	98
Hawaiian Electric Industries, Inc.	353	12
MDU Resources Group, Inc.	527	12
National Fuel Gas Co.	350	14
NextEra Energy, Inc.	771	214
NRG Energy, Inc.	607	18
PPL Corp.	543	15
Southern Co.	1,082	59
Vistra Corp.	2,107	40
		670
Total United States		53,851
Total Common Stocks (Cost $53,303)		54,318
REAL ESTATE INVESTMENT TRUSTS 4.6%
UNITED STATES 4.6%
FINANCIALS 0.4%
AGNC Investment Corp.	1,247	17
Annaly Capital Management, Inc.	3,705	26
Apollo Commercial Real Estate Finance, Inc.	1,109	10
Blackstone Mortgage Trust, Inc. 'A'	974	21
Chimera Investment Corp.	3,518	29
Invesco Mortgage Capital, Inc.	4,257	12
Ladder Capital Corp.	1,076	8
MFA Financial, Inc.	4,202	11
New Residential Investment Corp.	360	3
New York Mortgage Trust, Inc.	3,489	9
PennyMac Mortgage Investment Trust	1,135	18
Redwood Trust, Inc.	2,234	17
Starwood Property Trust, Inc.	2,593	39
Two Harbors Investment Corp.	5,415	28
		248
REAL ESTATE 4.2%
Alexandria Real Estate Equities, Inc.	471	75
American Campus Communities, Inc.	1,045	37
American Homes 4 Rent 'A'	1,196	34
American Tower Corp.	221	53
Apartment Investment & Management Co.	841	28
Apple Hospitality REIT, Inc.	1,968	19
AvalonBay Communities, Inc.	43	6
Boston Properties, Inc.	64	5
Brandywine Realty Trust	1,674	17
Brixmor Property Group, Inc.	1,675	20
Camden Property Trust	528	47
Colony Capital, Inc.	5,549	15
CoreCivic, Inc.	1,029	8
Corporate Office Properties Trust	536	13
Cousins Properties, Inc.	552	16
Crown Castle International Corp.	1,039	173
CubeSmart	896	29
CyrusOne, Inc.	392	27
Digital Realty Trust, Inc.	196	29
Douglas Emmett, Inc.	879	22
Duke Realty Corp.	1,761	65
EastGroup Properties, Inc.	116	15
EPR Properties	252	7
Equinix, Inc.	196	149
Equity Commonwealth	610	16
Equity LifeStyle Properties, Inc.	479	29
Equity Residential	264	14
Essex Property Trust, Inc.	17	3
Extra Space Storage, Inc.	445	48
Federal Realty Investment Trust	353	26
First Industrial Realty Trust, Inc.	517	21
Gaming and Leisure Properties, Inc.	1,022	38
GEO Group, Inc.	1,413	16
Healthcare Realty Trust, Inc.	762	23
Healthcare Trust of America, Inc. 'A'	1,291	34
Healthpeak Properties, Inc.	207	6
Highwoods Properties, Inc.	667	22
Hudson Pacific Properties, Inc.	1,118	25
Invitation Homes, Inc.	2,102	59
Iron Mountain, Inc.	370	10
JBG SMITH Properties	383	10
Kilroy Realty Corp.	633	33
Kimco Realty Corp.	2,256	25
Lamar Advertising Co. 'A'	593	39
Lexington Realty Trust	1,322	14
Life Storage, Inc.	267	28
Medical Properties Trust, Inc.	1,831	32

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

Mid-America Apartment Communities, Inc.	74	9
National Retail Properties, Inc.	423	15
Omega Healthcare Investors, Inc.	647	19
Outfront Media, Inc.	1,600	23
Paramount Group, Inc.	1,483	11
Physicians Realty Trust	1,141	20
Piedmont Office Realty Trust, Inc. 'A'	588	8
Prologis, Inc.	1,787	180
PS Business Parks, Inc.	101	12
Public Storage	288	64
Rayonier, Inc.	510	13
Realty Income Corp.	72	4
Regency Centers Corp.	987	38
Retail Properties of America, Inc. 'A'	1,724	10
RLJ Lodging Trust	1,779	15
Ryman Hospitality Properties, Inc.	248	9
SBA Communications Corp.	368	117
Service Properties Trust	1,960	16
Simon Property Group, Inc.	504	33
SITE Centers Corp.	1,737	13
SL Green Realty Corp.	58	3
Spirit Realty Capital, Inc.	542	18
STAG Industrial, Inc.	422	13
STORE Capital Corp.	990	27
Sun Communities, Inc.	303	43
Sunstone Hotel Investors, Inc.	1,923	15
Taubman Centers, Inc.	508	17
UDR, Inc.	1,229	40
Ventas, Inc.	196	8
VEREIT, Inc.	732	5
VICI Properties, Inc.	885	21
Vornado Realty Trust	76	3
Weingarten Realty Investors	896	15
Welltower, Inc.	186	10
Weyerhaeuser Co.	431	12
WP Carey, Inc.	707	46
		2,405
Total Real Estate Investment Trusts (Cost $2,767)		2,653

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (e) 0.9%		496
Total Short-Term Instruments (Cost $496)		496
Total Investments in Securities (Cost $56,566)		57,467

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 0.160% (b)(c)(d)	6,500	7
Total Short-Term Instruments (Cost $7)		7
Total Investments in Affiliates (Cost $7)		7
Total Investments 100.5% (Cost $56,573)		$57,474
Other Assets and Liabilities, net (0.5)%		(259)
Net Assets 100.0%		$57,215

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $6 were out on loan in exchange for $7 of cash collateral as of September 30, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$496	U.S. Treasury Notes 1.750% due 04/30/2022		$(506)	$496	$496
Total Repurchase Agreements							$(506)	$496	$496
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology				$161	$0	$0	$161
Switzerland
	Financials				98	0	0	98
United Kingdom
	Consumer Discretionary				9	0	0	9
	Consumer Staples				34	0	0	34
	Financials				32	0	0	32
	Industrials				111	0	0	111
	Materials				22	0	0	22
United States
	Communication Services				4,811	0	0	4,811
	Consumer Discretionary				9,642	0	0	9,642
	Consumer Staples				6,862	0	0	6,862
	Energy				1,714	0	0	1,714
	Financials				3,700	0	0	3,700
	Health Care				8,148	0	0	8,148
	Industrials				5,651	0	0	5,651
	Information Technology				11,029	0	0	11,029
	Materials				1,606	0	0	1,606
	Real Estate				18	0	0	18
	Utilities				670	0	0	670
Real Estate Investment Trusts
United States
	Financials				248	0	0	248
	Real Estate				2,405	0	0	2,405
Short-Term Instruments
Repurchase Agreements					0	496	0	496
					$56,971	$496	$0	$57,467
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					7	0	0	7
Total Investments					$56,978	$496	$0	$57,474

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 97.9%
IRELAND 0.8%
INDUSTRIALS 0.1%
Trane Technologies PLC	99	$12
INFORMATION TECHNOLOGY 0.7%
Accenture PLC 'A'	299	67
Total Ireland		79
SWITZERLAND 0.2%
FINANCIALS 0.2%
Chubb Ltd.	144	17
Total Switzerland		17
UNITED KINGDOM 1.1%
COMMUNICATION SERVICES 0.2%
Liberty Global PLC (a)	835	17
CONSUMER STAPLES 0.1%
Coca-Cola European Partners PLC	272	11
INDUSTRIALS 0.0%
IHS Markit Ltd.	31	2
Pentair PLC	41	2
		4
MATERIALS 0.8%
Amcor PLC	791	9
Linde PLC	287	68
		77
Total United Kingdom		109
UNITED STATES 95.8%
COMMUNICATION SERVICES 6.7%
AT&T, Inc.	2,573	73
CenturyLink, Inc.	2,714	27
Comcast Corp. 'A'	911	42
News Corp. 'A'	471	7
Omnicom Group, Inc.	256	13
Verizon Communications, Inc.	4,104	244
ViacomCBS, Inc. 'B'	713	20
Walt Disney Co.	1,686	209
		635
CONSUMER DISCRETIONARY 12.8%
Advance Auto Parts, Inc.	41	6
Aramark	34	1
Bed Bath & Beyond, Inc.	1,227	18
Best Buy Co., Inc.	415	46
BorgWarner, Inc.	190	7
Carnival Corp.	1,299	20
Darden Restaurants, Inc.	83	8
Dollar General Corp.	156	33
Dollar Tree, Inc. (a)	29	3
eBay, Inc.	788	41
Foot Locker, Inc.	259	9
Ford Motor Co.	12,089	81
Gap, Inc.	1,490	25

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

General Motors Co.	3,768	112
Genuine Parts Co.	27	3
Goodyear Tire & Rubber Co.	820	6
Harley-Davidson, Inc.	40	1
Hasbro, Inc.	116	10
Hilton Worldwide Holdings, Inc.	89	8
Home Depot, Inc.	501	139
Kohl's Corp.	829	15
L Brands, Inc.	512	16
Lowe's Cos., Inc.	579	96
Macy's, Inc.	2,710	15
Marriott International, Inc. 'A'	106	10
McDonald's Corp.	488	107
Newell Brands, Inc.	508	9
NIKE, Inc. 'B'	591	74
Nordstrom, Inc.	503	6
O'Reilly Automotive, Inc. (a)	7	3
PVH Corp.	96	6
Ralph Lauren Corp.	95	6
Ross Stores, Inc.	137	13
Royal Caribbean Cruises Ltd.	40	3
Signet Jewelers Ltd.	147	3
Starbucks Corp.	486	42
Tapestry, Inc.	130	2
Target Corp.	701	110
Tiffany & Co.	88	10
TJX Cos., Inc.	889	49
VF Corp.	288	20
Yum! Brands, Inc.	225	21
		1,213
CONSUMER STAPLES 9.8%
Archer-Daniels-Midland Co.	575	27
Brown-Forman Corp. 'B'	95	7
Bunge Ltd.	418	19
Campbell Soup Co.	47	2
Clorox Co.	55	12
Coca-Cola Co.	2,482	123
Colgate-Palmolive Co.	561	43
Conagra Brands, Inc.	120	4
Estee Lauder Cos., Inc. 'A'	64	14
General Mills, Inc.	402	25
Hershey Co.	72	10
Ingredion, Inc.	87	7
JM Smucker Co.	50	6
Kellogg Co.	212	14
Kimberly-Clark Corp.	196	29
Kraft Heinz Co.	652	19
Kroger Co.	1,828	62
Molson Coors Brewing Co.	185	6
Mondelez International, Inc. 'A'	1,203	69
PepsiCo, Inc.	1,009	140
Procter & Gamble Co.	1,805	251
Sysco Corp.	137	8
Walgreens Boots Alliance, Inc.	970	35
		932
FINANCIALS 20.7%
Aflac, Inc.	479	17
Allstate Corp.	464	44
Ally Financial, Inc.	209	5
American Express Co.	649	65
American International Group, Inc.	2,120	58
Ameriprise Financial, Inc.	210	32
Aon PLC	55	11
Bank of America Corp.	8,241	199
Bank of New York Mellon Corp.	1,477	51
Capital One Financial Corp.	860	62
Charles Schwab Corp.	86	3
CIT Group, Inc.	80	1
Citigroup, Inc.	5,335	230
Citizens Financial Group, Inc.	131	3
CME Group, Inc.	23	4
Comerica, Inc.	244	9
Fifth Third Bancorp	1,257	27
Franklin Resources, Inc.	348	7
Goldman Sachs Group, Inc.	659	132
Hartford Financial Services Group, Inc.	482	18
Huntington Bancshares, Inc.	689	6
Intercontinental Exchange, Inc.	38	4
JPMorgan Chase & Co.	2,546	245
KeyCorp.	1,151	14
Lincoln National Corp.	424	13
M&T Bank Corp.	24	2

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Marsh & McLennan Cos., Inc.	196	22
MetLife, Inc.	1,231	46
Moody's Corp.	34	10
Morgan Stanley	1,384	67
Northern Trust Corp.	155	12
PNC Financial Services Group, Inc.	619	68
Principal Financial Group, Inc.	380	15
Prudential Financial, Inc.	822	52
Regions Financial Corp.	1,207	14
S&P Global, Inc.	68	25
Synchrony Financial	752	20
Travelers Cos., Inc.	393	43
U.S. Bancorp	1,314	47
Unum Group	218	4
Voya Financial, Inc.	304	15
Wells Fargo & Co.	10,240	241
		1,963
HEALTH CARE 16.9%
Abbott Laboratories	499	54
AbbVie, Inc.	1,121	98
Agilent Technologies, Inc.	138	14
Amgen, Inc.	520	132
Anthem, Inc.	242	65
Baxter International, Inc.	231	19
Biogen, Inc. (a)	99	28
Boston Scientific Corp. (a)	180	7
Bristol-Myers Squibb Co.	924	56
Cardinal Health, Inc.	554	26
Cigna Corp.	49	8
CVS Health Corp.	666	39
Danaher Corp.	124	27
DaVita, Inc. (a)	104	9
Dentsply Sirona, Inc.	103	5
Eli Lilly & Co.	66	10
Gilead Sciences, Inc.	1,397	88
HCA Healthcare, Inc.	38	5
Humana, Inc.	73	30
IQVIA Holdings, Inc. (a)	19	3
Johnson & Johnson	2,042	304
Laboratory Corp. of America Holdings (a)	34	6
McKesson Corp.	363	54
Merck & Co., Inc.	2,280	189
Mylan NV (a)	1,151	17
Pfizer, Inc.	6,410	235
Quest Diagnostics, Inc.	49	6
Regeneron Pharmaceuticals, Inc. (a)	11	6
Thermo Fisher Scientific, Inc.	55	24
UnitedHealth Group, Inc.	95	30
Zoetis, Inc.	15	2
		1,596
INDUSTRIALS 6.1%
3M Co.	691	111
Alaska Air Group, Inc.	165	6
American Airlines Group, Inc.	381	5
Caterpillar, Inc.	128	19
CH Robinson Worldwide, Inc.	54	6
Cummins, Inc.	38	8
Delta Air Lines, Inc.	100	3
Dover Corp.	19	2
Eaton Corp. PLC	129	13
Emerson Electric Co.	585	38
Fastenal Co.	192	9
FedEx Corp.	291	73
Illinois Tool Works, Inc.	217	42
Ingersoll Rand, Inc. (a)	87	3
JetBlue Airways Corp. (a)	462	5
Johnson Controls International PLC	1,112	45
ManpowerGroup, Inc.	170	12
Neilsen Holdings PLC	880	13
Owens Corning	45	3
Republic Services, Inc.	105	10
Rockwell Automation, Inc.	70	15
Southwest Airlines Co.	158	6
Stanley Black & Decker, Inc.	66	11
United Airlines Holdings, Inc. (a)	126	4
United Parcel Service, Inc. 'B'	368	61
United Rentals, Inc. (a)	15	3
Waste Connections, Inc.	16	2
Waste Management, Inc.	281	32

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

WW Grainger, Inc.	44	16
		576
INFORMATION TECHNOLOGY 17.7%
Adobe, Inc. (a)	16	8
Alliance Data Systems Corp.	47	2
Amdocs Ltd.	59	3
Analog Devices, Inc.	83	10
Applied Materials, Inc.	387	23
Arrow Electronics, Inc. (a)	42	3
Automatic Data Processing, Inc.	155	22
Avnet, Inc.	427	11
Cisco Systems, Inc.	5,056	199
Citrix Systems, Inc.	52	7
Cognizant Technology Solutions Corp. 'A'	473	33
Corning, Inc.	1,152	37
Electronic Arts, Inc. (a)	48	6
Fidelity National Information Services, Inc.	31	5
Flex Ltd. (a)	838	9
HP, Inc.	1,970	37
Intel Corp.	4,723	245
International Business Machines Corp.	467	57
Intuit, Inc.	20	6
Juniper Networks, Inc.	575	12
Lam Research Corp.	62	21
Mastercard, Inc. 'A'	60	20
Maxim Integrated Products, Inc.	128	9
Micron Technology, Inc. (a)	381	18
Microsoft Corp.	1,599	336
Motorola Solutions, Inc.	30	5
NetApp, Inc.	158	7
NortonLifeLock, Inc.	563	12
NVIDIA Corp.	33	18
Oracle Corp.	2,318	138
PayPal Holdings, Inc. (a)	33	6
QUALCOMM, Inc.	986	116
salesforce.com, Inc. (a)	13	3
Seagate Technology PLC	325	16
Texas Instruments, Inc.	648	93
Visa, Inc. 'A'	443	89
Western Digital Corp.	441	16
Western Union Co.	398	9
Xerox Holdings Corp.	527	10
		1,677
MATERIALS 3.5%
Air Products & Chemicals, Inc.	110	33
Ball Corp.	40	3
Celanese Corp.	138	15
CF Industries Holdings, Inc.	285	9
DuPont de Nemours, Inc.	971	54
Eastman Chemical Co.	220	17
Ecolab, Inc.	118	24
Freeport-McMoRan, Inc.	1,240	19
International Paper Co.	839	34
LyondellBasell Industries NV 'A'	617	43
Mosaic Co.	301	5
Newmont Corp.	382	24
Nucor Corp.	218	10
PPG Industries, Inc.	67	8
Sealed Air Corp.	47	2
Sherwin-Williams Co.	18	13
United States Steel Corp.	209	2
Vulcan Materials Co.	39	5
WestRock Co.	220	8
		328
REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (a)	180	9
Jones Lang LaSalle, Inc.	46	4
		13
UTILITIES 1.5%
American Water Works Co., Inc.	92	13
Consolidated Edison, Inc.	394	31
Edison International	370	19
Eversource Energy	199	17

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Exelon Corp.	1,666	59
		139
Total United States		9,072
Total Common Stocks (Cost $10,384)		9,277
REAL ESTATE INVESTMENT TRUSTS 1.1%
UNITED STATES 1.1%
REAL ESTATE 1.1%
Equinix, Inc.	12	9
Equity Residential	123	6
Healthpeak Properties, Inc.	302	8
Host Hotels & Resorts, Inc.	1,278	14
Iron Mountain, Inc.	211	6
Park Hotels & Resorts, Inc.	420	4
Prologis, Inc.	59	6
Simon Property Group, Inc.	63	4
Ventas, Inc.	357	15
Welltower, Inc.	275	15
Weyerhaeuser Co.	508	15
		102
Total Real Estate Investment Trusts (Cost $115)		102
Total Investments in Securities (Cost $10,499)		9,379
Total Investments 99.0% (Cost $10,499)		$9,379
Other Assets and Liabilities, net 1.0%		93
Net Assets 100.0%		$9,472

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Common Stocks
Ireland
	Industrials	$12	$0	$0	$12
	Information Technology	67	0	0	67
Switzerland
	Financials	17	0	0	17
United Kingdom
	Communication Services	17	0	0	17
	Consumer Staples	11	0	0	11
	Industrials	4	0	0	4
	Materials	77	0	0	77
United States
	Communication Services	635	0	0	635
	Consumer Discretionary	1,213	0	0	1,213
	Consumer Staples	932	0	0	932
	Financials	1,963	0	0	1,963
	Health Care	1,596	0	0	1,596
	Industrials	576	0	0	576
	Information Technology	1,677	0	0	1,677
	Materials	328	0	0	328
	Real Estate	13	0	0	13
	Utilities	139	0	0	139
Real Estate Investment Trusts
United States
	Real Estate	102	0	0	102
Total Investments		$9,379	$0	$0	$9,379

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 50.4% ¤
MUTUAL FUNDS 50.0%
Vanguard Developed Markets Index Fund 'Institutional'	1,626,757	$21,392
Vanguard Emerging Markets Stock Index Fund 'Institutional'	520,578	14,201
Vanguard Institutional Index Fund 'Institutional'	142,124	42,625
Vanguard Small-Cap Index Fund 'Admiral'	48,018	3,538
Total Mutual Funds (Cost $75,983)		81,756
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.2%		309
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.092% due 01/07/2021 (a)(b)(g)	$281	281
Total Short-Term Instruments (Cost $590)		590
Total Investments in Securities (Cost $76,573)		82,346
	SHARES
INVESTMENTS IN AFFILIATES 49.7%
MUTUAL FUNDS (c) 46.3%
PIMCO Emerging Markets Local Currency and Bond Fund	1,006,024	6,419
PIMCO High Yield Fund	455,750	3,970
PIMCO Income Fund	1,956,392	22,909
PIMCO International Bond Fund (U.S. Dollar-Hedged)	205,750	2,259
PIMCO Long-Term Real Return Fund	884,451	9,499
PIMCO Long-Term U.S. Government Fund	519,686	4,074
PIMCO Real Return Fund	640,300	7,831
PIMCO Total Return Fund	1,728,377	18,891
Total Mutual Funds (Cost $73,347)		75,852
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	568,737	5,608
Total Short-Term Instruments (Cost $5,600)		5,608
Total Investments in Affiliates (Cost $78,947)		81,460
Total Investments 100.1% (Cost $155,520)		$163,806
Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $607)		179
Other Assets and Liabilities, net (0.2)%		(327)
Net Assets 100.0%		$163,658

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$309	U.S. Treasury Notes 1.750% due 07/31/2021	$(315)	$309	$309
Total Repurchase Agreements	$(315)	$309	$309
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,500.000	12/18/2020	9	$1	$59	$1
Put - CBOE S&P 500	1,800.000	12/18/2020	10	1	93	3
Put - CBOE S&P 500	1,400.000	03/19/2021	7	1	53	3
Put - CBOE S&P 500	1,650.000	03/19/2021	8	1	110	7
Put - CBOE S&P 500	2,050.000	06/18/2021	11	1	77	34
Put - CBOE S&P 500	2,325.000	06/18/2021	10	1	108	54
Put - CBOE S&P 500	2,275.000	09/17/2021	15	2	107	99
Put - CBOE S&P 500	2,525.000	09/17/2021	15	2	163	152
Total Purchased Options	$770	$353
WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,350.000	12/18/2020	10	$1	$(31)	$(1)
Put - CBOE S&P 500	1,200.000	03/19/2021	8	1	(44)	(2)
Put - CBOE S&P 500	1,700.000	06/18/2021	10	1	(35)	(16)
Put - CBOE S&P 500	1,900.000	09/17/2021	15	2	(53)	(49)
Total Written Options	$(163)	$(68)
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	231	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$2,192	$0	$(105)	$0	$(105)
CBK	Receive	DWRTFT Index	13	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	117	0	0	0	0
UAG	Receive	DWRTFT Index	431	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	3,894	0	(1)	0	(1)

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2020 (Unaudited)

Receive	DWRTFT Index	65	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	587	0	0	0	0
Total Swap Agreements	$0	$(106)	$0	$(106)
(g)

Securities with an aggregate market value of $281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds	$81,756	$0	$0	$81,756
Short-Term Instruments
Repurchase Agreements	0	309	0	309
U.S. Treasury Bills	0	281	0	281
$81,756	$590	$0	$82,346
Investments in Affiliates, at Value
Mutual Funds	75,852	0	0	75,852
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,608	0	0	5,608
$81,460	$0	$0	$81,460
Total Investments	$163,216	$590	$0	$163,806
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$353	$0	$353
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(68)	0	(68)
Over the counter	0	(106)	0	(106)
$0	$(174)	$0	$(174)
Total Financial Derivative Instruments	$0	$179	$0	$179
Totals	$163,216	$769	$0	$163,985

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 58.7% ¤
MUTUAL FUNDS 58.3%
Vanguard Developed Markets Index Fund 'Institutional'	2,052,513	$26,990
Vanguard Emerging Markets Stock Index Fund 'Institutional'	628,143	17,136
Vanguard Institutional Index Fund 'Institutional'	190,527	57,141
Vanguard Small-Cap Index Fund 'Admiral'	67,112	4,945
Total Mutual Funds (Cost $97,870)		106,212
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.1%		269
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
0.091% due 01/07/2021 (a)(b)(g)	$553	553
Total Short-Term Instruments (Cost $822)		822
Total Investments in Securities (Cost $98,692)		107,034
	SHARES
INVESTMENTS IN AFFILIATES 41.8%
MUTUAL FUNDS (c) 37.4%
PIMCO Emerging Markets Local Currency and Bond Fund	991,896	6,328
PIMCO High Yield Fund	493,963	4,302
PIMCO Income Fund	1,890,624	22,139
PIMCO International Bond Fund (U.S. Dollar-Hedged)	191,500	2,103
PIMCO Long-Term Real Return Fund	523,716	5,625
PIMCO Long-Term U.S. Government Fund	311,844	2,445
PIMCO Real Return Fund	600,050	7,339
PIMCO Total Return Fund	1,619,754	17,704
Total Mutual Funds (Cost $66,111)		67,985
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	808,288	7,970
Total Short-Term Instruments (Cost $7,966)		7,970
Total Investments in Affiliates (Cost $74,077)		75,955
Total Investments 100.5% (Cost $172,769)		$182,989
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $735)		179
Other Assets and Liabilities, net (0.6)%		(1,106)
Net Assets 100.0%		$182,062

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$269	U.S. Treasury Notes 1.750% due 07/31/2021	$(274)	$269	$269
Total Repurchase Agreements	$(274)	$269	$269
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,500.000	12/18/2020	12	$1	$79	$2
Put - CBOE S&P 500	1,800.000	12/18/2020	13	1	121	3
Put - CBOE S&P 500	1,400.000	03/19/2021	9	1	67	4
Put - CBOE S&P 500	1,650.000	03/19/2021	10	1	137	8
Put - CBOE S&P 500	2,050.000	06/18/2021	13	1	91	41
Put - CBOE S&P 500	2,325.000	06/18/2021	12	1	130	64
Put - CBOE S&P 500	2,275.000	09/17/2021	17	2	122	112
Put - CBOE S&P 500	2,525.000	09/17/2021	17	2	185	173
Total Purchased Options	$932	$407
WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,350.000	12/18/2020	13	$1	$(40)	$(1)
Put - CBOE S&P 500	1,200.000	03/19/2021	10	1	(55)	(3)
Put - CBOE S&P 500	1,700.000	06/18/2021	12	1	(42)	(19)
Put - CBOE S&P 500	1,900.000	09/17/2021	17	2	(60)	(56)
Total Written Options	$(197)	$(79)
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	324	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$3,074	$0	$(147)	$0	$(147)
CBK	Receive	DWRTFT Index	39	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	352	0	0	0	0
UAG	Receive	DWRTFT Index	474	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	4,283	0	(2)	0	(2)

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2020 (Unaudited)

Receive	DWRTFT Index	36	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	325	0	0	0	0
Total Swap Agreements	$0	$(149)	$0	$(149)
(g)

Securities with an aggregate market value of $553 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds	$106,212	$0	$0	$106,212
Short-Term Instruments
Repurchase Agreements	0	269	0	269
U.S. Treasury Bills	0	553	0	553
$106,212	$822	$0	$107,034
Investments in Affiliates, at Value
Mutual Funds	67,985	0	0	67,985
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,970	0	0	7,970
$75,955	$0	$0	$75,955
Total Investments	$182,167	$822	$0	$182,989
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$407	$0	$407
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(79)	0	(79)
Over the counter	0	(149)	0	(149)
$0	$(228)	$0	$(228)
Total Financial Derivative Instruments	$0	$179	$0	$179
Totals	$182,167	$1,001	$0	$183,168

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 66.7% ¤
MUTUAL FUNDS 66.4%
Vanguard Developed Markets Index Fund 'Institutional'	1,880,458	$24,728
Vanguard Emerging Markets Stock Index Fund 'Institutional'	503,560	13,737
Vanguard Institutional Index Fund 'Institutional'	166,275	49,868
Vanguard Small-Cap Index Fund 'Admiral'	60,604	4,465
Total Mutual Funds (Cost $85,654)		92,798
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		416
Total Short-Term Instruments (Cost $416)		416
Total Investments in Securities (Cost $86,070)		93,214
INVESTMENTS IN AFFILIATES 33.5%
MUTUAL FUNDS (a) 29.2%
PIMCO Emerging Markets Local Currency and Bond Fund	673,528	4,297
PIMCO High Yield Fund	388,625	3,385
PIMCO Income Fund	1,236,062	14,474
PIMCO International Bond Fund (U.S. Dollar-Hedged)	119,963	1,317
PIMCO Long-Term Real Return Fund	110,220	1,184
PIMCO Long-Term U.S. Government Fund	66,811	524
PIMCO Real Return Fund	375,588	4,593
PIMCO Total Return Fund	1,013,915	11,082
Total Mutual Funds (Cost $40,225)		40,856
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	614,208	6,057
Total Short-Term Instruments (Cost $6,056)		6,057
Total Investments in Affiliates (Cost $46,281)		46,913
Total Investments 100.2% (Cost $132,351)		$140,127
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(100)
Other Assets and Liabilities, net (0.2)%		(238)
Net Assets 100.0%		$139,789

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$416	U.S. Treasury Notes 1.750% due 07/31/2021			$(424)		$416	$416
Total Repurchase Agreements								$(424)		$416	$416
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	217	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$2,059	$0	$(99)	$0	$(99)
CBK	Receive	DWRTFT Index	34	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	307	0	0	0	0
UAG	Receive	DWRTFT Index	408	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	3,686	0	(1)	0	(1)
	Receive	DWRTFT Index	17	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	154	0	0	0	0
Total Swap Agreements								$0	$(100)	$0	$(100)
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds						$92,798	$0	$0		$92,798
Short-Term Instruments
Repurchase Agreements						0	416	0		416
						$92,798	$416	$0		$93,214
Investments in Affiliates, at Value
Mutual Funds						40,856	0	0		40,856
Short-Term Instruments
Central Funds Used for Cash Management Purposes						6,057	0	0		6,057
						$46,913	$0	$0		$46,913
Total Investments						$139,711	$416	$0		$140,127
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(100)	$0		$(100)
Total Financial Derivative Instruments						$0	$(100)	$0		$(100)
Totals						$139,711	$316	$0		$140,027

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.0% ¤
MUTUAL FUNDS 73.7%
Vanguard Developed Markets Index Fund 'Institutional'	2,299,500	$30,238
Vanguard Emerging Markets Stock Index Fund 'Institutional'	558,716	15,242
Vanguard Institutional Index Fund 'Institutional'	198,915	59,657
Vanguard Small-Cap Index Fund 'Admiral'	76,705	5,652
Total Mutual Funds (Cost $101,714)		110,789
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		523
Total Short-Term Instruments (Cost $523)		523
Total Investments in Securities (Cost $102,237)		111,312
INVESTMENTS IN AFFILIATES 26.0%
MUTUAL FUNDS (a) 22.0%
PIMCO Emerging Markets Local Currency and Bond Fund	606,098	3,867
PIMCO High Yield Fund	420,538	3,663
PIMCO Income Fund	1,047,678	12,268
PIMCO International Bond Fund (U.S. Dollar-Hedged)	93,470	1,026
PIMCO Real Return Fund	292,553	3,578
PIMCO Total Return Fund	789,843	8,633
Total Mutual Funds (Cost $32,728)		33,035
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	607,316	5,989
Total Short-Term Instruments (Cost $5,989)		5,989
Total Investments in Affiliates (Cost $38,717)		39,024
Total Investments 100.0% (Cost $140,954)		$150,336
Financial Derivative Instruments (c) (0.1)%(Cost or Premiums, net $0)		(110)
Other Assets and Liabilities, net 0.1%		65
Net Assets 100.0%		$150,291

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$523	U.S. Treasury Notes 1.750% due 07/31/2021			$(533)		$523	$523
Total Repurchase Agreements								$(533)		$523	$523
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	238	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$2,259	$0	$(109)	$0	$(109)
CBK	Receive	DWRTFT Index	52	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	470	0	0	0	0
UAG	Receive	DWRTFT Index	426	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	3,849	0	(1)	0	(1)
	Receive	DWRTFT Index	18	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	162	0	0	0	0
Total Swap Agreements								$0	$(110)	$0	$(110)
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds						$110,789	$0	$0		$110,789
Short-Term Instruments
Repurchase Agreements						0	523	0		523
						$110,789	$523	$0		$111,312
Investments in Affiliates, at Value
Mutual Funds						33,035	0	0		33,035
Short-Term Instruments
Central Funds Used for Cash Management Purposes						5,989	0	0		5,989
						$39,024	$0	$0		$39,024
Total Investments						$149,813	$523	$0		$150,336
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(110)	$0		$(110)
Total Financial Derivative Instruments						$0	$(110)	$0		$(110)
Totals						$149,813	$413	$0		$150,226

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.6% ¤
MUTUAL FUNDS 79.2%
Vanguard Developed Markets Index Fund 'Institutional'	2,241,234	$29,472
Vanguard Emerging Markets Stock Index Fund 'Institutional'	521,780	14,234
Vanguard Institutional Index Fund 'Institutional'	193,661	58,081
Vanguard Small-Cap Index Fund 'Institutional'	76,692	5,651
Total Mutual Funds (Cost $98,609)		107,438
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		502
Total Short-Term Instruments (Cost $502)		502
Total Investments in Securities (Cost $99,111)		107,940
	SHARES
INVESTMENTS IN AFFILIATES 20.8%
MUTUAL FUNDS (a) 16.2%
PIMCO Emerging Markets Local Currency and Bond Fund	434,302	2,771
PIMCO High Yield Fund	371,509	3,236
PIMCO Income Fund	707,775	8,288
PIMCO International Bond Fund (U.S. Dollar-Hedged)	55,872	613
PIMCO Real Return Fund	171,785	2,101
PIMCO Total Return Fund	459,338	5,020
Total Mutual Funds (Cost $21,904)		22,029
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	631,544	6,228
Total Short-Term Instruments (Cost $6,227)		6,228
Total Investments in Affiliates (Cost $28,131)		28,257
Total Investments 100.4% (Cost $127,242)		$136,197
Financial Derivative Instruments (c) (0.1)%(Cost or Premiums, net $0)		(101)
Other Assets and Liabilities, net (0.3)%		(420)
Net Assets 100.0%		$135,676

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$502	U.S. Treasury Notes 1.750% due 07/31/2021			$(512)		$502	$502
Total Repurchase Agreements								$(512)		$502	$502
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	220	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$2,087	$0	$(100)	$0	$(100)
CBK	Receive	DWRTFT Index	32	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	289	0	0	0	0
UAG	Receive	DWRTFT Index	409	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	3,695	0	(1)	0	(1)
	Receive	DWRTFT Index	15	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	136	0	0	0	0
Total Swap Agreements								$0	$(101)	$0	$(101)
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds						$107,438	$0	$0		$107,438
Short-Term Instruments
Repurchase Agreements						0	502	0		502
						$107,438	$502	$0		$107,940
Investments in Affiliates, at Value
Mutual Funds						22,029	0	0		22,029
Short-Term Instruments
Central Funds Used for Cash Management Purposes						6,228	0	0		6,228
						$28,257	$0	$0		$28,257
Total Investments						$135,695	$502	$0		$136,197
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(101)	$0		$(101)
Total Financial Derivative Instruments						$0	$(101)	$0		$(101)
Totals						$135,695	$401	$0		$136,096

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.8% ¤
MUTUAL FUNDS 82.6%
Vanguard Developed Markets Index Fund 'Institutional'	2,717,673	$35,737
Vanguard Emerging Markets Stock Index Fund 'Institutional'	605,552	16,519
Vanguard Institutional Index Fund 'Institutional'	224,666	67,380
Vanguard Small-Cap Index Fund 'Institutional'	90,658	6,680
Total Mutual Funds (Cost $114,522)		126,316

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		367
Total Short-Term Instruments (Cost $367)		367
Total Investments in Securities (Cost $114,889)		126,683

INVESTMENTS IN AFFILIATES 18.0%
MUTUAL FUNDS (a) 12.7%
PIMCO Emerging Markets Local Currency and Bond Fund	418,193	2,668
PIMCO High Yield Fund	417,277	3,634
PIMCO Income Fund	634,652	7,432
PIMCO International Bond Fund (U.S. Dollar-Hedged)	40,791	448
PIMCO Real Return Fund	127,781	1,563
PIMCO Total Return Fund	343,297	3,752
Total Mutual Funds (Cost $19,423)		19,497
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	820,590	8,092
Total Short-Term Instruments (Cost $8,091)		8,092
Total Investments in Affiliates (Cost $27,514)		27,589
Total Investments 100.8% (Cost $142,403)		$154,272
Financial Derivative Instruments (c) (0.1)%(Cost or Premiums, net $0)		(134)
Other Assets and Liabilities, net (0.7)%		(1,158)
Net Assets 100.0%		$152,980

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$367	U.S. Treasury Notes 1.750% due 07/31/2021			$(374)		$367	$367
Total Repurchase Agreements								$(374)		$367	$367
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	291	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$2,761	$0	$(133)	$0	$(133)
CBK	Receive	DWRTFT Index	66	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	596	0	0	0	0
UAG	Receive	DWRTFT Index	439	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	3,966	0	(1)	0	(1)
Total Swap Agreements								$0	$(134)	$0	$(134)
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds						$126,316	$0	$0		$126,316
Short-Term Instruments
Repurchase Agreements						0	367	0		367
						$126,316	$367	$0		$126,683
Investments in Affiliates, at Value
Mutual Funds						19,497	0	0		19,497
Short-Term Instruments
Central Funds Used for Cash Management Purposes						8,092	0	0		8,092
						$27,589	$0	$0		$27,589
Total Investments						$153,905	$367	$0		$154,272
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(134)	$0		$(134)
Total Financial Derivative Instruments						$0	$(134)	$0		$(134)
Totals						$153,905	$233	$0		$154,138

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.3% ¤
MUTUAL FUNDS 83.6%
Vanguard Developed Markets Index Fund 'Institutional'	1,402,811	$18,447
Vanguard Emerging Markets Stock Index Fund 'Institutional'	305,693	8,339
Vanguard Institutional Index Fund 'Institutional'	112,415	33,714
Vanguard Small-Cap Index Fund 'Admiral'	45,354	3,342
Total Mutual Funds (Cost $58,887)		63,842
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%		549
Total Short-Term Instruments (Cost $549)		549
Total Investments in Securities (Cost $59,436)		64,391
INVESTMENTS IN AFFILIATES 17.2%
MUTUAL FUNDS (a) 11.6%
PIMCO Emerging Markets Local Currency and Bond Fund	201,872	1,288
PIMCO High Yield Fund	211,189	1,840
PIMCO Income Fund	289,047	3,385
PIMCO International Bond Fund (U.S. Dollar-Hedged)	15,302	168
PIMCO Real Return Fund	52,169	638
PIMCO Total Return Fund	144,855	1,583
Total Mutual Funds (Cost $8,860)		8,902
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	434,466	4,284
Total Short-Term Instruments (Cost $4,284)		4,284
Total Investments in Affiliates (Cost $13,144)		13,186
Total Investments 101.5% (Cost $72,580)		$77,577
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(35)
Other Assets and Liabilities, net (1.5)%		(1,128)
Net Assets 100.0%		$76,414

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$549	U.S. Treasury Notes 1.750% due 07/31/2021			$(560)		$549	$549
Total Repurchase Agreements								$(560)		$549	$549
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	75	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$712	$0	$(34)	$0	$(34)
CBK	Receive	DWRTFT Index	26	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	235	0	0	0	0
UAG	Receive	DWRTFT Index	297	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	2,683	0	(1)	0	(1)
	Receive	DWRTFT Index	18	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	163	0	0	0	0
Total Swap Agreements								$0	$(35)	$0	$(35)
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds						$63,842	$0	$0		$63,842
Short-Term Instruments
Repurchase Agreements						0	549	0		549
						$63,842	$549	$0		$64,391
Investments in Affiliates, at Value
Mutual Funds						8,902	0	0		8,902
Short-Term Instruments
Central Funds Used for Cash Management Purposes						4,284	0	0		4,284
						$13,186	$0	$0		$13,186
Total Investments						$77,028	$549	$0		$77,577
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(35)	$0		$(35)
Total Financial Derivative Instruments						$0	$(35)	$0		$(35)
Totals						$77,028	$514	$0		$77,542

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.6% ¤
MUTUAL FUNDS 83.6%
Vanguard 500 Index Fund 'Admiral'	6,371	$1,977
Vanguard Developed Markets Index Fund 'Admiral'	82,561	1,085
Vanguard Emerging Markets Stock Index Fund 'Admiral'	13,672	490
Vanguard Small-Cap Index Fund 'Admiral'	2,576	190
Total Mutual Funds (Cost $3,706)		3,742
Total Investments in Securities (Cost $3,706)		3,742
INVESTMENTS IN AFFILIATES 15.9%
MUTUAL FUNDS (a) 11.4%
PIMCO Emerging Markets Local Currency and Bond Fund	11,646	74
PIMCO High Yield Fund	12,433	108
PIMCO Income Fund	16,634	195
PIMCO International Bond Fund (U.S. Dollar-Hedged)	826	9
PIMCO Real Return Fund	2,860	35
PIMCO Total Return Fund	7,999	88
Total Mutual Funds (Cost $514)		509
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	20,286	200
Total Short-Term Instruments (Cost $200)		200
Total Investments in Affiliates (Cost $714)		709
Total Investments 99.5% (Cost $4,420)		$4,451
Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 0.5%		24
Net Assets 100.0%		$4,475

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
UAG	Receive	DWRTFT Index	21	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	$190	$0	$0	$0	$0
	Receive	DWRTFT Index	3	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	27	0	0	0	0
Total Swap Agreements								$0	$0	$0	$0
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds					$3,742		$0		$0	$3,742
					$3,742		$0		$0	$3,742
Investments in Affiliates, at Value
Mutual Funds					509		0		0	509
Short-Term Instruments
Central Funds Used for Cash Management Purposes					200		0		0	200
					$709		$0		$0	$709
Total Investments					$4,451		$0		$0	$4,451

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 40.6% ¤
MUTUAL FUNDS 39.9%
Vanguard Developed Markets Index Fund 'Institutional'	1,453,028	$19,107
Vanguard Emerging Markets Stock Index Fund 'Institutional'	513,697	14,014
Vanguard Institutional Index Fund 'Institutional'	121,206	36,351
Vanguard Small-Cap Index Fund 'Admiral'	42,383	3,123
Total Mutual Funds (Cost $65,812)		72,595
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.5%		969
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.092% due 01/07/2021 (a)(b)(g)	$321	321
Total Short-Term Instruments (Cost $1,290)		1,290
Total Investments in Securities (Cost $67,102)		73,885
	SHARES
INVESTMENTS IN AFFILIATES 59.7%
MUTUAL FUNDS (c) 56.4%
PIMCO Emerging Markets Local Currency and Bond Fund	1,389,846	8,867
PIMCO High Yield Fund	527,251	4,592
PIMCO Income Fund	2,757,568	32,291
PIMCO International Bond Fund (U.S. Dollar-Hedged)	296,656	3,257
PIMCO Long-Term Real Return Fund	975,554	10,478
PIMCO Long-Term U.S. Government Fund	577,560	4,528
PIMCO Real Return Fund	924,435	11,306
PIMCO Total Return Fund	2,523,229	27,579
Total Mutual Funds (Cost $99,154)		102,898
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	594,557	5,863
Total Short-Term Instruments (Cost $5,855)		5,863
Total Investments in Affiliates (Cost $105,009)		108,761
Total Investments 100.3% (Cost $172,111)		$182,646
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $765)		268
Other Assets and Liabilities, net (0.4)%		(720)
Net Assets 100.0%		$182,194

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$969	U.S. Treasury Notes 1.750% due 07/31/2021	$(988)	$969	$969
Total Repurchase Agreements	$(988)	$969	$969
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,500.000	12/18/2020	12	$1	$78	$1
Put - CBOE S&P 500	1,800.000	12/18/2020	13	1	121	3
Put - CBOE S&P 500	1,400.000	03/19/2021	10	1	75	5
Put - CBOE S&P 500	1,650.000	03/19/2021	11	1	151	9
Put - CBOE S&P 500	2,050.000	06/18/2021	14	1	98	44
Put - CBOE S&P 500	2,325.000	06/18/2021	13	1	141	70
Put - CBOE S&P 500	2,275.000	09/17/2021	17	2	122	112
Put - CBOE S&P 500	2,525.000	09/17/2021	17	2	185	173
Total Purchased Options	$971	$417
WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,350.000	12/18/2020	13	$1	$(40)	$(1)
Put - CBOE S&P 500	1,200.000	03/19/2021	11	1	(60)	(4)
Put - CBOE S&P 500	1,700.000	06/18/2021	13	1	(45)	(20)
Put - CBOE S&P 500	1,900.000	09/17/2021	17	2	(61)	(55)
Total Written Options	$(206)	$(80)
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	151	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$1,431	$0	$(67)	$0	$(67)
UAG	Receive	DWRTFT Index	537	0.326% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	4,852	0	(2)	0	(2)

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2020 (Unaudited)

Receive	DWRTFT Index	54	0.405% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	488	0	0	0	0
Total Swap Agreements	$0	$(69)	$0	$(69)
(g)

Securities with an aggregate market value of $69 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Mutual Funds	$72,595	$0	$0	$72,595
Short-Term Instruments
Repurchase Agreements	0	969	0	969
U.S. Treasury Bills	0	321	0	321
$72,595	$1,290	$0	$73,885
Investments in Affiliates, at Value
Mutual Funds	102,898	0	0	102,898
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,863	0	0	5,863
$108,761	$0	$0	$108,761
Total Investments	$181,356	$1,290	$0	$182,646
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$417	$0	$417
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(80)	0	(80)
Over the counter	0	(69)	0	(69)
$0	$(149)	$0	$(149)
Total Financial Derivative Instruments	$0	$268	$0	$268
Totals	$181,356	$1,558	$0	$182,914

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission ("SEC").

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of September 30, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the SEC’s website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2020 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$41,651	$50,847	$(53,040)	$0	$0	$39,458	$1	$0
PIMCO RAE International Fund	43,067	77,157	(82,602)	0	0	37,622	1	0
PIMCO RAE US Fund	10,843	12,359	(15,291)	0	0	7,911	0	0
PIMCO RAE US Small Fund	9,805	20,600	(17,218)	0	0	13,187	0	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	6,038	26,860	(23,124)	0	0	9,774	0	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	32	(32)	0	0	0	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	39	112	(144)	0	0	7	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2020 (amounts in thousands†):

PIMCO RAE Global Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$36,058	$805	$(1,725)	$(131)	$1,128	$36,135	$0	$0
PIMCO RAE International Fund	116,809	3,584	(5,588)	(393)	3,745	118,157	0	0
PIMCO RAE US Fund	124,075	1,948	(7,791)	486	6,953	125,671	0	0
Totals	$276,942	$6,337	$(15,104)	$(38)	$11,826	$279,963	$0	$0

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$15,231	$364	$(313)	$(71)	$474	$15,685	$0	$0
PIMCO RAE International Fund	49,234	1,300	(644)	(128)	1,509	51,271	0	0
Totals	$64,465	$1,664	$(957)	$(199)	$1,983	$66,956	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2020 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$4,471	$1,970	$0	$0	$(22)	$6,419	$71	$0
PIMCO High Yield Fund	2,745	1,147	0	0	78	3,970	39	0
PIMCO Income Fund	15,972	7,077	(473)	(16)	349	22,909	236	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,501	726	0	0	32	2,259	9	0
PIMCO Long-Term Real Return Fund	6,633	2,687	(271)	(2)	452	9,499	2	0
PIMCO Long-Term U.S. Government Fund	2,852	1,400	(144)	(6)	(28)	4,074	16	0
PIMCO Real Return Fund	5,457	2,338	(167)	(1)	204	7,831	16	0
PIMCO Short-Term Floating NAV Portfolio III	6,003	17,704	(18,100)	0	1	5,608	4	0
PIMCO Total Return Fund	13,168	6,061	(461)	(3)	126	18,891	94	0
Totals	$58,802	$41,110	$(19,616)	$(28)	$1,192	$81,460	$487	$0

PIMCO REALPATH® Blend 2030 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$4,828	$1,515	$0	$0	$(15)	$6,328	$70	$0
PIMCO High Yield Fund	3,319	889	0	0	94	4,302	44	0
PIMCO Income Fund	16,847	5,345	(384)	(13)	344	22,139	230	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,544	529	0	0	30	2,103	9	0
PIMCO Long-Term Real Return Fund	4,246	1,240	(141)	0	280	5,625	1	0
PIMCO Long-Term U.S. Government Fund	1,843	620	0	0	(18)	2,445	10	0
PIMCO Real Return Fund	5,582	1,692	(131)	(1)	197	7,339	15	0
PIMCO Short-Term Floating NAV Portfolio III	7,163	17,905	(17,100)	6	(4)	7,970	6	0
PIMCO Total Return Fund	13,469	4,483	(372)	(2)	126	17,704	89	0
Totals	$58,841	$34,218	$(18,128)	$(10)	$1,034	$75,955	$474	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$3,195	$1,115	$0	$0	$(13)	$4,297	$47	$0
PIMCO High Yield Fund	2,498	817	0	0	70	3,385	34	0
PIMCO Income Fund	10,809	3,804	(353)	(12)	226	14,474	150	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	973	326	0	0	18	1,317	5	0
PIMCO Long-Term Real Return Fund	853	273	0	0	58	1,184	0	0
PIMCO Long-Term U.S. Government Fund	378	151	0	0	(5)	524	2	0
PIMCO Real Return Fund	3,429	1,156	(115)	0	123	4,593	9	0
PIMCO Short-Term Floating NAV Portfolio III	5,251	13,105	(12,300)	7	(6)	6,057	5	0
PIMCO Total Return Fund	8,275	3,042	(312)	(1)	78	11,082	56	0
Totals	$35,661	$23,789	$(13,080)	$(6)	$549	$46,913	$308	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$2,959	$921	$0	$0	$(13)	$3,867	$42	$0
PIMCO High Yield Fund	2,782	807	0	0	74	3,663	36	0
PIMCO Income Fund	9,483	2,981	(372)	(11)	187	12,268	126	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	743	269	0	0	14	1,026	4	0
PIMCO Real Return Fund	2,764	830	(111)	0	95	3,578	7	0
PIMCO Short-Term Floating NAV Portfolio III	4,583	14,205	(12,800)	10	(9)	5,989	4	0
PIMCO Total Return Fund	6,672	2,197	(295)	(1)	60	8,633	43	0
Totals	$29,986	$22,210	$(13,578)	$(2)	$408	$39,024	$262	$0

Notes to Financial Statements (Cont.)

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$2,195	$582	$0	$0	$(6)	$2,771	$31	$0
PIMCO High Yield Fund	2,595	570	0	0	71	3,236	33	0
PIMCO Income Fund	6,585	1,808	(230)	(7)	132	8,288	87	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	459	146	0	0	8	613	2	0
PIMCO Real Return Fund	1,616	430	0	0	55	2,101	4	0
PIMCO Short-Term Floating NAV Portfolio III	4,822	14,005	(12,600)	7	(6)	6,228	5	0
PIMCO Total Return Fund	4,012	1,131	(159)	(1)	37	5,020	25	0
Totals	$22,284	$18,672	$(12,989)	$(1)	$291	$28,257	$187	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$2,196	$477	$0	$0	$(5)	$2,668	$30	$0
PIMCO High Yield Fund	2,977	577	0	0	80	3,634	37	0
PIMCO Income Fund	6,046	1,463	(187)	(5)	115	7,432	77	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	353	89	0	0	6	448	2	0
PIMCO Real Return Fund	1,236	286	0	0	41	1,563	3	0
PIMCO Short-Term Floating NAV Portfolio III	4,685	15,405	(12,000)	13	(11)	8,092	5	0
PIMCO Total Return Fund	3,055	778	(108)	0	27	3,752	19	0
Totals	$20,548	$19,075	$(12,295)	$8	$253	$27,589	$173	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$963	$329	$0	$0	$(4)	$1,288	$14	$0
PIMCO High Yield Fund	1,395	408	0	0	37	1,840	18	0
PIMCO Income Fund	2,580	819	(61)	(2)	49	3,385	34	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	123	43	0	0	2	168	1	0
PIMCO Real Return Fund	490	132	0	0	16	638	1	0
PIMCO Short-Term Floating NAV Portfolio III	3,081	6,302	(5,100)	4	(3)	4,284	2	0
PIMCO Total Return Fund	1,181	392	0	0	10	1,583	7	0
Totals	$9,813	$8,425	$(5,161)	$2	$107	$13,186	$77	$0

PIMCO REALPATH® Blend 2060 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$46	$30	$(2)	$0	$0	$74	$1	$0
PIMCO High Yield Fund	68	42	(4)	0	2	108	1	0
PIMCO Income Fund	124	81	(12)	(1)	3	195	2	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6	3	0	0	0	9	0	0
PIMCO Real Return Fund	22	12	0	0	1	35	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	200	0	0	0	200	0	0
PIMCO Total Return Fund	56	37	(6)	0	1	88	0	0
Totals	$322	$405	$(24)	$(1)	$7	$709	$4	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$7,330	$1,546	$0	$0	$(9)	$8,867	$101	$0
PIMCO High Yield Fund	3,832	654	0	0	106	4,592	48	0
PIMCO Income Fund	26,930	5,235	(382)	(13)	521	32,291	347	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,706	502	0	0	49	3,257	14	0
PIMCO Long-Term Real Return Fund	8,752	1,467	(287)	2	544	10,478	2	0
PIMCO Long-Term U.S. Government Fund	3,763	789	0	0	(24)	4,528	18	0
PIMCO Real Return Fund	9,426	1,703	(139)	(1)	317	11,306	24	0
PIMCO Short-Term Floating NAV Portfolio III	10,456	11,106	(15,700)	0	1	5,863	5	0
PIMCO Total Return Fund	22,998	4,797	(424)	(2)	210	27,579	143	0
Totals	$96,193	$27,799	$(16,932)	$(14)	$1,715	$108,761	$702	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2020 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$539	$8,701	$(9,100)	$0	$0	$140	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GRE	NatWest Markets Securities Inc.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	SGY	Societe Generale, NY
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
FICC	Fixed Income Clearing Corporation	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CHF	Swiss Franc	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	USD (or $)	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	CMBX	Commercial Mortgage-Backed Index	PRIME	Daily US Prime Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	DWRTFT	Dow Jones Wilshire REIT Total Return Index	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	GDR	Global Depositary Receipt	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	NVDR	Non-Voting Depositary Receipt	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"